UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                   FORM N-CSR
                         Certified Shareholder Report of
                   Registered Management Investment Companies

                  Investment Company Act File Number: 811-3857



                         AMERICAN FUNDS INSURANCE SERIES
               (Exact Name of Registrant as specified in charter)

                              333 South Hope Street
                          Los Angeles, California 90071
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (213) 486-9200

                   Date of fiscal year end: December 31, 2004

                     Date of reporting period: June 30, 2004





                                 Chad L. Norton
                     Capital Research and Management Company
                              333 South Hope Street
                          Los Angeles, California 90071
                     (name and address of agent for service)


                                   Copies to:
                               Julie Allecta, Esq.
                      Paul, Hastings, Janofsky & Walker LLP
                                55 Second Street
                               Twenty-Fourth Floor
                             San Francisco, CA 94105
                          (Counsel for the Registrant)

ITEM 1 - Reports to Stockholders

[logo - American Funds(R)]

The right choice for the long term(R)

AMERICAN FUNDS INSURANCE SERIES

[photograph of lighthouse with rocks all around and reflection in the water]

Semi-annual report for the six months ended June 30, 2004

FIGURES SHOWN HERE FOR AMERICAN FUNDS INSURANCE SERIES(R) ARE PAST RESULTS AND ARE NOT PREDICTIVE OF RESULTS IN FUTURE PERIODS. CURRENT AND FUTURE RESULTS MAY BE LOWER OR HIGHER THAN THOSE SHOWN. UNIT PRICES AND RETURNS WILL VARY, SO INVESTORS MAY LOSE MONEY. INVESTMENTS ARE NOT FDIC-INSURED, NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY OTHER ENTITY. FOR MONTH-END RESULTS FOR THE FUNDS, PLEASE GO TO AMERICANFUNDS.COM. FOR INFORMATION ABOUT YOUR INSURANCE CONTRACT AND MONTH-END RESULTS FOR YOUR CONTRACT, PLEASE GO TO THE WEBSITE FOR THE COMPANY THAT ISSUED YOUR CONTRACT.

                                      Returns for periods ended June 30, 2004

                                                             Cumulative total returns         Annualized total returns
Page                                                          6 months       1 year      5 years      10 years     Lifetime

14    GLOBAL DISCOVERY FUND                      Class 1        +3.60%       +22.74%          --           --        +1.46%
      (since 7/5/01)                             Class 2        +3.41        +22.37           --           --        +1.19

17    GLOBAL GROWTH FUND                         Class 1        +3.02        +25.99        +3.56%          --       +10.08
      (since 4/30/97)                            Class 2        +2.88        +25.72        +3.31           --        +9.82

20    GLOBAL SMALL CAPITALIZATION                Class 1        +6.22        +38.02        +6.37           --       +11.05
      Fund (since 4/30/98)                       Class 2        +6.11        +37.70        +6.11           --       +10.79

24    GROWTH FUND (since 2/8/84)                 Class 1        +4.71        +21.22        +3.47       +15.31%      +14.86
                                                 Class 2        +4.57        +20.91        +3.22       +15.02       +14.54
                                                 Class 3        +4.62        +20.99        +3.28       +15.10       +14.66

27    INTERNATIONAL FUND                         Class 1        +4.80        +32.83        +2.67        +9.22        +9.02
      (since 5/1/90)                             Class 2        +4.62        +32.46        +2.42        +8.95        +8.73
                                                 Class 3        +4.64        +32.51        +2.47        +9.02        +8.82

30    NEW WORLD FUND                             Class 1        +1.84        +26.80        +5.94           --        +5.96
      (since 6/17/99)                            Class 2        +1.69        +26.48        +5.67           --        +5.69

34    BLUE CHIP INCOME AND                       Class 1        +2.54        +19.87           --           --        -0.57
      GROWTH FUND (since 7/5/01)                 Class 2        +2.43        +19.54           --           --        -0.86

36    GROWTH-INCOME FUND                         Class 1        +4.18        +21.71        +4.14       +13.09       +13.44
      (since 2/8/84)                             Class 2        +4.04        +21.43        +3.88       +12.81       +13.12
                                                 Class 3        +4.08        +21.49        +3.95       +12.89       +13.24

40    ASSET ALLOCATION FUND                      Class 1        +2.04        +13.45        +2.74        +9.99        +9.26
      (since 8/1/89)                             Class 2        +1.95        +13.18        +2.49        +9.71        +8.96
                                                 Class 3        +1.96        +13.26        +2.56        +9.79        +9.07

48    BOND FUND (since 1/2/96)                   Class 1        +0.45         +4.22        +6.61           --        +6.38
                                                 Class 2        +0.28         +3.88        +6.34           --        +6.11

58    HIGH-INCOME BOND FUND                      Class 1        +1.22        +11.44        +6.66        +8.06       +10.66
      (since 2/8/84)                             Class 2        +1.12        +11.20        +6.39        +7.78       +10.28
                                                 Class 3        +1.05        +11.15        +6.45        +7.85       +10.46

65    U.S. GOVERNMENT/AAA-RATED                  Class 1        +0.32         +0.16        +6.30        +6.56        +7.44
      SECURITIES FUND (since 12/2/85)            Class 2        +0.20         -0.04        +6.05        +6.29        +7.11
                                                 Class 3        +0.23         -0.02        +6.11        +6.37        +7.25

69    CASH MANAGEMENT FUND(1)                    Class 1        +0.33         +0.60        +2.88        +3.98        +5.12
      (since 2/8/84)                             Class 2        +0.15         +0.34        +2.63        +3.72        +4.80
                                                 Class 3        +0.23         +0.41        +2.69        +3.80        +4.93

(1) As of June 30, 2004, Cash Management Fund's annualized seven-day yield was
    0.80% for Class 1 shares, 0.55% for Class 2 shares and 0.62% for Class 3 shares, which more accurately reflects the fund's current earnings than do the fund's returns.

THIS REPORT SHOWS INVESTMENT RESULTS FOR CLASS 1, CLASS 2 AND CLASS 3 SHARES OF THE FUNDS IN AMERICAN FUNDS INSURANCE SERIES. CLASS 2 SHARES BEGAN OPERATIONS ON APRIL 30, 1997. CLASS 3 SHARES BEGAN OPERATIONS ON JANUARY 16, 2004. RESULTS ENCOMPASSING PERIODS PRIOR TO THOSE DATES ASSUME A HYPOTHETICAL INVESTMENT IN CLASS 1 SHARES AND INCLUDE DEDUCTION OF THE ADDITIONAL 0.25% ANNUAL EXPENSE FOR CLASS 2 SHARES AND 0.18% FOR CLASS 3 SHARES UNDER THE SERIES' PLANS OF DISTRIBUTION. RESULTS DISCUSSED IN THE LETTER TO INVESTORS ARE FOR CLASS 2 SHARES. THE VARIABLE ANNUITIES AND LIFE INSURANCE CONTRACTS THAT USE THE SERIES' FUNDS CONTAIN CERTAIN FEES AND EXPENSES NOT REFLECTED HERE.

Investing for short periods makes losses more likely. Investments outside the United States, especially in developing countries, involve additional risks, such as currency fluctuations, political instability, differing securities regulations and periods of illiquidity. Small-company stocks involve additional risks, and they can fluctuate in price more than larger company stocks. Higher yielding, higher risk bonds can fluctuate in price more than investment-grade bonds, so investors should maintain a long-term perspective. Indexes shown in this report are unmanaged and do not reflect sales charges, commissions or expenses.

FELLOW INVESTORS:

[photograph of lighthouse  with rocks all around and reflection in the water]

Stock and bond markets registered modest gains during the first six months of this year, and investors in American Funds Insurance Series benefited as all 13 investment options in the series gained value.

The gains in the equity markets continued a trend that began in the fall of 2002 when the long bear market finally ended. With the U.S. economy continuing to feel the positive effects of tax cuts, and boosted by strong corporate profits, stocks, as measured by Standard and Poor's 500 Composite Index, a broad measure of U.S. stocks, gained 3.4% during the period. The over-the-counter Nasdaq Composite Index gained 2.2%.

The bond markets, meanwhile, faced a tougher environment. As the pace of economic growth picked up, the U.S. Federal Reserve Board boosted short-term interest rates 0.25% at the end of June, the first increase in four years. While interest rates are still low by historical standards, the Fed's widely anticipated move had put a damper on bond prices for some months. Most analysts and investors believe that the Fed's move was the first of many similar hikes to come. In the past, such moves have typically resulted in upward pressure on long-term rates. In this environment, the Citigroup Broad Investment-Grade (BIG) Bond Index gained a mere 0.2%, while the Credit Suisse First Boston High Yield Bond Index rose 2.5%.

The pace of growth also slowed in some stock markets outside the United States, although overall equity prices rose. The MSCI(R) EAFE(R) (Europe, Australasia, Far East) Index gained 4.9%. Japan had one of the strongest markets in the developed world, with the Nikkei 225 Stock Average rising 8.7%, excluding dividends, when measured in U.S. dollars. London's FTSE 100 gained a modest 1.5%, excluding dividends, and the German DAX posted a slight 0.8% decline, excluding dividends, when measured in U.S. dollars.

Going forward, an important element in the stock market's rally and the future of interest rates and bond prices will be the health of the U.S. economy. If the economy continues its recovery, corporate profits should remain strong and lend support to equity markets. However, substantial optimism has already been reflected in the equity markets' dramatic recovery from the low in October 2002, and gains from this point forward are likely to be more subdued.

A stronger economy, while good news for stock investors, presents challenges to bond holders, especially if the growth is accompanied by inflation and higher interest rates. There are, however, many ways to maintain yields on bonds, including altering the maturity of some holdings, looking to the high-yield market or increasing the portion of the portfolio invested in non-U.S. bonds. One advantage of owning a bond fund with a portfolio of hundreds of diverse holdings, instead of owning individual bonds, is that investors are positioned to take advantage of gains in several sectors of the market, benefiting from the selective repositioning of the bond fund's portfolio by its managers.

Uncertainty is not limited to the bond markets, of course. Oil prices remain high, the future of the situation in Iraq is undetermined and another terrorist attack is a possibility. So far, however, higher oil prices have not significantly slowed growth. In addition, we believe that given the depth and breadth of the U.S. and world economies, any setbacks would be temporary.

In closing, we would like to note that the assets of American Funds Insurance Series grew substantially during the period in part because assets from Anchor Pathway Fund variable annuity have been folded into the series. In the past, Anchor Pathway Fund assets were managed under a separate mandate by Capital Research and Management Company, the investment adviser to the series. We warmly welcome the former Anchor Pathway Fund investors.

We look forward to reporting to you again in six months.

Cordially,

/s/ James K. Dunton                 /s/ Donald D. O'Neal
James K. Dunton                     Donald D. O'Neal
Chairman of the Board               President

August 4, 2004

AMERICAN FUNDS INSURANCE SERIES is the underlying investment vehicle for several variable annuities and insurance products. The investment adviser for American Funds Insurance Series is Capital Research and Management Company.


GLOBAL DISCOVERY FUND

GLOBAL DISCOVERY FUND gained 3.4% in value in the first six months of this year as economic recovery continued in the United States and abroad.

The fund invests in services and information industries around the globe, and since its inception in July 2001, has measured its results against three indexes -- the S&P 500, which gained 3.4%; the Lipper Multi-Cap Growth Funds Index, which gained 4.6%; and the MSCI EAFE (Europe, Australasia, Far East) Index, which rose 4.9%. It is more relevant, however, to compare Global Discovery Fund directly to an index of global services and information companies.

That is why beginning with this report, we will use the Global Service and Information Index, a subset of MSCI World Index and a market-capitalization-weighted index that measures the returns of services and information industries in stock markets in 23 developed countries. The index, which is 70% U.S. weighted, is most closely aligned to the universe from which the fund selects its investments. During the six months ended June 30, this index rose 2.3%.

In the first half of this year, the fund benefited from strong economies in the United States and Asia. The economic growth led to stronger corporate profits in the services and information industries.

The fund's holdings in media, semiconductors and semiconductor equipment, and commercial banks held results back. Investments in wireless telecommunication services and Internet software and services helped.

WHERE THE FUND'S ASSETS WERE INVESTED BASED ON TOTAL NET ASSETS FOR THE SIX MONTHS ENDED JUNE 30, 2004

[begin pie chart]
Europe                                               10.2  %
The Americas                                         52.1
Cash & equivalents                                   20.9
Asia/Pacific Basin                                   16.8
[end pie chart]


THE AMERICAS
                               United States         51.2
                                      Mexico           .9
                                                     52.1

ASIA/PACIFIC BASIN
                                       Japan          7.8
                                   Indonesia          1.9
                                 South Korea          1.7
                                    Malaysia          1.3
                                   Singapore          1.3
                                      Taiwan          1.2
                                       China          1.0
                                       Other           .6
                                                     16.8

EUROPE

                                 Netherlands          3.7
                              United Kingdom          1.7
                                      Sweden           .9
                                       Spain           .9
                                     Ireland           .9
                                      France           .8
                                 Switzerland           .7
                                       Other           .6
                                                     10.2

                          Cash & equivalents         20.9
                                       Total        100.0%



                                                        Percent
                                                         of net
LARGEST INDIVIDUAL EQUITY SECURITIES                     assets

First Data                                                 2.6%
InterActiveCorp                                            2.5
Cisco Systems                                              2.2
American International Group                               2.1
KPN                                                        1.9
Time Warner                                                1.8
Wells Fargo                                                1.7
NHN                                                        1.7
Express Scripts                                            1.6
Liberty Media                                              1.4

OBJECTIVE: Seeks long-term growth of capital through investments in services and information industries in the United States and around the world.

SPECIAL CHARACTERISTICS: Invests primarily in securities of companies whose prospects are tied to the services and information areas of the global economy.


GLOBAL GROWTH FUND


Where the fund's assets were invested based on total net assets for the six months ended June 30, 2004

[begin pie chart]
Europe                                               30.2  %
The Americas                                         29.3
Cash & equivalents                                   22.3
Asia/Pacific Basin                                   18.2
[end pie chart]



EUROPE
                              United Kingdom          7.3  %
                                     Germany          4.9
                                 Switzerland          3.5
                                     Austria          2.9
                                      France          2.6
                                 Netherlands          2.6
                                      Norway          2.1
                                       Spain          1.2
                                     Denmark          1.2
                                       Italy          1.1
                                       Other           .8
                                                     30.2
THE AMERICAS
                               United States         24.3
                                      Canada          2.9
                                      Mexico          1.6
                                      Brazil           .5
                                                     29.3

ASIA/PACIFIC BASIN
                                       Japan         11.1
                                   Australia          2.2
                                 South Korea          2.2
                                      Taiwan          1.4
                                       Other          1.3
                                                     18.2


Cash & equivalents                                   22.3
Total                                               100.0  %


                                                        Percent
                                                         of net
LARGEST INDIVIDUAL EQUITY SECURITIES                     assets

Time Warner                                               1.9 %
Telekom Austria                                           1.8
Vodafone                                                  1.7
News Corp.                                                1.6
Societe Generale                                          1.5
AstraZeneca                                               1.2
Shionogi                                                  1.2
Telefonica                                                1.2
Erste Bank                                                1.2
Nestle                                                    1.1

OBJECTIVE: Seeks growth of capital over time by investing primarily in common stocks of companies around the world.

SPECIAL CHARACTERISTICS: Can invest virtually anywhere in the world, including the United States. The fund invests company by company -- not by country or region -- relying on thorough research to find the best opportunities.



GLOBAL GROWTH FUND gained 2.9% during the first half of 2004, trailing the MSCI World Index, which gained 3.8%.

The first six months of this year proved that stock markets around the world don't move in lock step. While the U.S. market, measured by the S&P 500, gained 3.4%, Japan's Nikkei 225 Stock Average gained a healthy 8.7%, excluding dividends, when measured in U.S. dollars. In London, the FTSE 100 rose 1.5%, excluding dividends, and Germany's DAX lost 0.8%, excluding dividends, when measured in dollars. Americans' overseas gains were held back slightly by the dollar's gains. It rose 1.8% against the yen and 3.7% against the euro.

With investments in more than two dozen countries, Global Growth Fund's holdings were caught in a number of crosscurrents during the fiscal period. While the upturn in the U.S. market slowed during the period, Japan's market was gaining momentum amid signs that its long economic slump might be ending. With 11.1% of the fund's assets, Japan had the second-largest single country concentration of assets. The United States, with 24.3%, was first.

Given the crosscurrents in the global markets, it should not be a surprise that while some of Global Growth Fund's holdings helped, others held the results back. Investments in the metals and mining, media and commercial banks sectors hurt, while investments in the diversified telecommunication services, beverages and oil and gas sectors helped.


GLOBAL SMALL CAPITALIZATION FUND

GLOBAL SMALL CAPITALIZATION FUND rose 6.1% during the first six months of 2004 as the stocks of small companies that led the market rally after the long slump continued to gain ground. The S&P/Citigroup Global Smallcap Index gained 8.8%.

During the period, the fund raised to $2 billion the maximum capitalization of companies that it can invest in. The fund is now measuring its results against the S&P/Citigroup Global Smallcap Index, which tracks the broader universe that the fund now can invest in. It previously used the S&P/Citigroup World Smallcap Index, which gained 9.8%.

The strong start to the year helped offset a disappointing second quarter in many stock markets. As winter turned to spring, investors became concerned about the slowing growth rate of the Chinese economy, high oil prices, inflation and possible terrorist incidents.

China has been an engine of global growth, and if its economy slows too rapidly, the results could be felt by countries such as Brazil, which sells raw materials to China, and by Japan, which has invested heavily in China.

In the United States, signs of weakness began to emerge at the end of the period. High oil prices are still a concern, although they have yet to significantly slow the nation's growth rate.

During the period, the fund was helped by its investments in energy, including oil and gas, which was its second-largest industry. Investments in hotels, restaurants and leisure also helped. Investments in the metals and mining sector hurt the fund's results.

Where the fund's assets were invested based on total net assets for the six months ended June 30, 2004

[begin pie chart]
The Americas                                          50.3 %
Asia/Pacific Basin                                    25.7
Europe                                                16.6
Cash & equivalents                                     7.4
[end pie chart]


THE AMERICAS
                                        U.S.          41.7 %
                                      Canada           7.8
                                      Brazil            .8
                                                      50.3

ASIA/PACIFIC BASIN
                                       Japan           6.4
                                 South Korea           5.8
                                   Hong Kong           2.3
                                      Taiwan           2.2
                                       India           2.2
                                   Australia           2.2
                                       China           1.9
                                    Thailand            .9
                                   Indonesia            .8
                                   Singapore            .6
                                       Other            .4
                                                      25.7

EUROPE
                              United Kingdom           6.6
                                     Germany           2.2
                                     Ireland           1.8
                                 Switzerland           1.5
                                      Sweden           1.2
                                 Netherlands            .8
                                     Finland            .7
                                      Norway            .6
                                       Other           1.2
                                                      16.6

Cash & equivalents                                     7.4
Total                                                100.0 %



                                                            Percent
                                                             of net
LARGEST INDIVIDUAL EQUITY SECURITIES                         assets

Regal Petroleum                                                1.7%
Amylin Pharmaceuticals                                         1.5
Ask Jeeves                                                     1.4
Spinnaker Exploration                                          1.3
Mentor Graphics                                                1.3
Lions Gate Entertainment                                       1.3
Xicor                                                          1.2
Edion                                                          1.1
Laureate Education                                             1.1
Kingboard Chemical Holdings                                    1.1


OBJECTIVE: Seeks growth of capital over time by investing primarily in stocks of small companies around the world.

SPECIAL CHARACTERISTICS: Typically, the fund will invest at least 80% of assets in stocks of companies with market capitalization ranging from $50 million to $2.0 billion.



GROWTH FUND

WHERE THE FUND'S ASSETS WERE INVESTED BASED ON TOTAL NET ASSETS FOR THE SIX MONTHS ENDED JUNE 30, 2004


[begin pie chart]
Equity securities                                     91.3 %
Cash & equivalents                                     8.7
[end pie chart]

                                                            Percent
                                                             of net
LARGEST INDIVIDUAL EQUITY SECURITIES                         assets

Time Warner                                                    3.2%
InterActiveCorp                                                2.8
Altria Group                                                   2.7
American International Group                                   2.6
Yahoo!                                                         2.1
Microsoft                                                      2.0
News Corp.                                                     1.7
Tyco                                                           1.7
Target                                                         1.6
Carnival Corp.                                                 1.5

OBJECTIVE: Seeks growth of capital by investing primarily in U.S. common stocks.

SPECIAL  CHARACTERISTICS:   Investments  emphasize  growth  companies  with  the
potential to provide strong earnings over the years. Can also invest in cyclical companies, companies in turnaround and companies that appear undervalued.


GROWTH FUND gained 4.6% in the first half of this year and outpaced the S&P 500, which rose 3.4%.

The stock market was strong when the period began, continuing the rally that began in the fall of 2002 at the end of the long bear market. A strengthening economy and higher corporate earnings helped propel the market. But as the year continued, worries about inflation and higher interest rates began to sap the market's strength.

On June 30, the Federal Reserve Board pushed short-term interest rates higher. The move had been widely anticipated by investors. Still, the Fed's move added another note of uncertainty to the market, which is wrestling with a possible uptick in inflation, as well as a tight presidential election, the potential for a major terrorist attack and the war in Iraq.

At the same time, the economy appears to be healthy and corporate profits are strong. With these countervailing forces, it would appear that the market is essentially in a tug of war between higher interest rates and uncertainty versus a strong and growing economy. In this mixed environment, the value of fundamental research and the ability to find good opportunities becomes especially important.

In the six months, the fund's holdings in semiconductors and semiconductor equipment as well as media and tobacco held the fund back. The fund was helped by investments in wireless telecommunication services, Internet software and services, and hotels, restaurants and leisure.


INTERNATIONAL FUND

INTERNATIONAL FUND gained 4.6% during the first half of this year, keeping pace with the MSCI EAFE (Europe Australasia Far East) Index, which gained 4.9%.

For international investors, the first half of this year was a period of hope and jitters. The six months began on a positive note as the Japanese, Chinese and U.S. economies all expanded, helping fuel growth around the world. China in particular helped spur growth, thanks to its strong demand for oil, natural resources and shipping. In Japan, where the market is showing signs of ending its years-long slump, the Nikkei 225 Stock Average gained 8.7%, excluding dividends, when measured in U.S. dollars.

In Europe, many companies are finding excellent opportunities in Eastern Europe. Many Austrian companies have taken advantage of their country's historic ties to the East, and the Austrian market, as measured by the MSCI, was one of the strongest in Europe during the period, gaining 23.2%, excluding dividends, when measured in U.S. dollars.

It was also a period of some nervousness in world markets as oil prices remained high and the future of interest rates worried some investors.

Given the mixed outlook throughout most of the period, the fund's managers made no major shifts. The fund's holdings in diversified telecommunication services, beverages and food products boosted returns, while investments in other industries such as metals and mining, commercial banks and semiconductors and semiconductor equipment held the fund back.


WHERE THE FUND'S ASSETS WERE INVESTED BASED ON TOTAL NET ASSETS
FOR THE SIX MONTHS ENDED JUNE 30, 2004

[begin pie chart]
Europe                                          41.8
Asia/Pacific Basin                              34.5
The Americas                                     8.2
Other                                            0.8
Cash & Equivalents                              14.7
[end pie chart]


EUROPE
            United Kingdom                     10.3
            Netherlands                         6.0
            Switzerland                         5.6
            Norway                              3.2
            France                              3.1
            Germany                             3.1
            Austria                             3.0
            Spain                               1.9
            Denmark                             1.9
            Ireland                             1.1
            Sweden                              0.9
            Italy                               0.8
            Other                               0.9
                                               41.8


ASIA/PACIFIC BASIN
            Japan                              20.6
            Australia                           4.8
            Taiwan                              2.5
            India                               1.9
            South Korea                         1.9
            Malaysia                            0.7
            China                               0.6
            Other                               1.5
                                               34.5


THE AMERICAS
            Canada                              4.4
            Mexico                              2.4
            Brazil                              1.4
                                                8.2


OTHER COUNTRIES
            Polynational                        0.7
            Israel                              0.1
                                                0.8

Cash and Equivalents                           14.7
Total                                         100.0



                                                            Percent
                                                             of net
LARGEST INDIVIDUAL EQUITY SECURITIES                         assets

Telekom Austria                                                3.0%
Richemont                                                      2.1
Nestle                                                         2.0
Novo-Nordisk                                                   1.6
Mizuho Financial Group                                         1.6
KPN                                                            1.5
Orkla                                                          1.5
Shionogi                                                       1.5
Rohm                                                           1.4
AstraZeneca                                                    1.4


OBJECTIVE: Seeks growth of capital over time by investing primarily in common stocks of companies based outside the United States.

SPECIAL CHARACTERISTICS: Invests mainly in growing companies based in Europe and the Pacific Basin, ranging from small firms to large corporations.


NEW WORLD FUND


WHERE THE FUND'S ASSETS WERE INVESTED BASED ON TOTAL NET ASSETS FOR THE SIX MONTHS ENDED JUNE 30, 2004

[begin pie chart]
Europe                                          24.6
Asia/Pacific Basin                              34.1
The Americas                                    29.6
Other                                            2.1
Cash & Equivalents                               9.6
[end pie chart]

ASIA/PACIFIC BASIN
            India                              8.5%
            South Korea                        7.1
            Taiwan                             3.1
            Japan                              3.0
            Philippines                        2.8
            Hong Kong                          2.4
            Malaysia                           2.0
            Indonesia                          1.8
            China                              1.7
            Singapore                           .9
            Thailand                            .8
                                              34.1

THE AMERICAS
            United States                     10.9
            Mexico                             7.2
            Brazil                             6.9
            Panama                             1.3
            Peru                               1.1
            Canada                              .9
            Colombia                            .6
            Other                               .7
                                              29.6

EUROPE
            Russia                             3.6
            United Kingdom                     3.1
            Hungary                            3.0
            Sweden                             2.5
            Spain                              1.8
            Poland                             1.3
            Netherlands                        1.2
            Austria                            1.2
            Turkey                             1.1
            Portugal                           1.0
            Switzerland                        1.0
            Denmark                             .9
            Norway                              .8
            Croatia                             .6
            Other                              1.5
                                              24.6

OTHER COUNTRIES
            Israel                             1.3
            South Africa                        .8
                                               2.1

Cash & equivalents                             9.6
Total                                        100.0%


                                                            Percent
                                                             of net
LARGEST INDIVIDUAL EQUITY SECURITIES                         assets

Oriflame Cosmetics                                              2.5%
Avon Products                                                   1.8
OTP Bank                                                        1.7
NHN                                                             1.6
Housing Development Finance                                     1.5
Daelim Industrial                                               1.4
Astro All Asia Networks                                         1.3
Votorantim Celulose e Papel                                     1.3
3M                                                              1.2
Philippine Long Distance Telephone                              1.2

OBJECTIVE: Seeks long-term growth of capital by investing primarily in stocks and bonds with significant exposure to countries that have developing economies and/or markets.

SPECIAL CHARACTERISTICS: The fund invests in securities of issuers based in qualified developing countries and those based in the developed world with significant assets or revenues attributable to developing countries.


NEW WORLD FUND gained 1.7% in the first six months of 2004, while the MSCI All Country World Index gained 3.6%.

During this half year, New World Fund marked its fifth anniversary. When we launched New World Fund on June 17, 1999, we knew that it, along with all the investment options in American Funds Insurance Series, would be managed with a view to the long term, and we defined long term as five years or more. Thus we are pleased to note that over its lifetime, which includes the height of the market bubble and the three-year bear market, the fund has earned an average annual total return of 5.7%. Over that same time period, the MSCI All Country World Index has an average annual total return of -1.1%.

After a very strong calendar 2003, in which the fund gained 39.2%, markets around the world cooled during the first half of this year. Growth in China, which was a growth engine for many nations, especially those providing metals, oil and other raw materials, began to slow.

At the same time, worries about inflation, oil prices and the possibility of future terrorist incidents undermined overall investor confidence. The U.S. economy, though, offered a bright spot as growth picked up despite oil prices and interest rates. The United States remains the largest single country concentration, with 10.9% of assets, unchanged from the end of 2003.

During the period, thrifts and mortgage finance as well as metals and mining hurt the fund, but investments in the commercial banks, beverages and personal products sectors boosted returns.



BLUE CHIP INCOME AND GROWTH FUND

BLUE CHIP INCOME AND GROWTH FUND gained 2.4% in the first half of 2004 and trailed the S&P 500, which rose 3.4%.

The end of the fiscal half-year came just a few days before the fund celebrated its third anniversary. During its brief lifespan, Blue Chip Income and Growth Fund has experienced both a severe market decline -- the fund was launched in July 2001 about midway through the recent bear market -- and a strong rebound. The fund's mandate to have at least 90% of assets invested in so-called blue chip companies at all times has proven popular with investors. From its initial $10 million, the fund has grown to almost $2 billion at the end of the period.

The modest gain in the first half of this year followed a very strong 2003 when the fund gained 30.7% and the market rose 28.7%, as measured by the S&P 500. Small- and medium-sized firms led that rally from the bottom of the bear market. Although the fund invests in some midcap stocks, its primary focus is on large, well-established, dividend-paying companies. The stocks of many of these blue chip companies lagged the overall market during the rapid rise.

Last year's stock market rally carried into 2004 but began to lose steam midway through the period. Uncertainties about interest rates and oil prices combined to offset the positive impact of a growing economy and higher corporate profits.

During the period, the fund was helped by investments in the oil and gas industry. Holdings in food products and consumer finance also helped, while investments in computers and peripherals hurt. The fund's investments in automobile manufacturers also held the fund back.

WHERE THE FUND'S ASSETS WERE INVESTED BASED ON TOTAL NET ASSETS FOR THE SIX MONTHS ENDED JUNE 30, 2004


[begin pie chart]
Equity securities                               91.5
Cash & Equivalents                               8.5
[end pie chart]


                                                            Percent
                                                             of net
LARGEST INDIVIDUAL EQUITY SECURITIES                         assets

Fannie Mae                                                     4.8%
General Motors                                                 3.9
Hewlett-Packard                                                3.6
Unilever                                                       3.5
Target                                                         3.2
ChevronTexaco                                                  3.0
General Electric                                               2.7
J.P. Morgan Chase                                              2.4
Aetna                                                          2.4
Capital One Financial                                          2.3

OBJECTIVE: Seeks to produce dividend income exceeding the average yield on the S&P 500 and provide an opportunity for growth of principal.

SPECIAL CHARACTERISTICS: Invests primarily in securities of well-established, high-quality U.S. companies.



GROWTH-INCOME FUND

Where the fund's assets were invested based on total net assets for the six months ended June 30, 2004


[begin pie chart]
                                                               Percent
                                                                of net
                                                                assets

Equity securities                                                85.8%
Cash & equivalents                                               14.2
                                                                100.00%
[end pie chart]



                                                                Percent
                                                                 of net
Largest individual equity securities                             assets

Fannie Mae                                                        2.1%
American International Group                                      1.4%
J.P. Morgan Chase                                                 1.3%
Lowe's Companies                                                  1.3%
Hewlett-Packard                                                   1.3%
Cisco Systems                                                     1.2%
Marathon Oil                                                      1.2%
IBM                                                               1.2%
Royal Dutch Petroleum/"Shell" Transport and Trading               1.2%
Kohl's                                                            1.1%

OBJECTIVE: Seeks capital growth and income over time by investing primarily in U.S. common stocks and other securities that appear to offer potential for capital appreciation and/or dividends.

SPECIAL   CHARACTERISTICS:   Designed   for   investors   seeking  both  capital
appreciation and income; the fund invests in companies across a wide range of U.S. industries.


GROWTH-INCOME FUND gained 4.0% during the six months ended June 30, outpacing the 3.4% increase of the S&P 500.

As the year began, the stock market continued the rally it began in the fall of 2002. But by spring, the market began to lose momentum amid questions about the future of interest rates and oil prices and the uncertainty about the upcoming presidential election and the situation in Iraq. At the same time, however, investors embraced the evidence of a solid economic recovery and healthy corporate profits.

During the period, the fund's managers steered a steady course, maintaining its sizable industry holdings in oil and gas, the fund's largest concentration with 6.3% of assets, pharmaceuticals and health care providers and services. The fund drew strength from the stocks of midsized companies, which, along with the stocks of small companies, led the rally after the long bear market.

This marked another period of growth for Growth-Income Fund, the largest fund in American Funds Insurance Series, which declined in 2002 for only the second calendar year in its 20-year history. The fund has now outpaced the S&P 500 over the three-, five- and 10-year periods.

During the period, investments in the telecommunication, personal products and Internet software and services sectors added to the fund's results, while its holdings in pharmaceuticals, computers and peripherals, and semiconductors and semiconductor equipment held the results back.


ASSET ALLOCATION FUND

ASSET ALLOCATION FUND rose 2.0% in value during the first half of this year. The fund's portfolio remained split between stocks, bonds and cash with equities accounting for 63.4% of the holdings and bonds for 22.2% at the end of the period.

Given the fund's balance, its results are near the weighted midpoint between the returns recorded by the S&P 500, which rose 3.4%, and the Citigroup Broad Investment-Grade (BIG) Bond Index, a measure of high-quality bonds, which was essentially flat, gaining a mere 0.2% during the period.

While overall stock and bond markets gained value as measured by the relative indexes, it was not a smooth ride. The U.S. stock market, which had roared back from a long downturn -- Asset Allocation Fund gained 13.2% in the 12 months ended June 30 -- settled into a slow pace of growth during the first half of 2004. At the same time, bond prices that had benefited from 13 consecutive interest rate cuts by the Federal Reserve Board began to decline amid expectations of higher interest rates.

Against that background, the structure of the fund's portfolio remained unchanged. The fund's managers were not idle, however. During the period, investments in the stocks of energy-related companies and food and beverage stocks increased.

During the period, the fund was helped by its investments in hotels, restaurants and leisure. Commercial banks, energy equipment and services, and food products also helped. The fund's returns were held back by investments in pharmaceuticals, diversified telecommunication services and semiconductors and semiconductor equipment.


Where the fund's assets were invested based on total net assets for the six months ended June 30, 2004


[begin pie chart]
                                                               Percent
                                                                of net
                                                                assets

Equity securities                                                63.4%
Corporate bonds                                                  14.3
Mortgage-backed obligations                                       3.4
U.S. Treasury bonds & notes                                       2.5
Asset-backed obligations                                          1.7
Municipal obligations                                             0.2
Non-U.S. government obligations                                   0.1
Cash & equivalents                                               14.4
                                                                100.0 %
[end pie chart]


                                                               Percent
                                                                of net
Largest individual equity securities                            assets


ChevronTexaco                                                     2.2%
Carnival Corp.                                                    2.1
Bank of America                                                   2.0
General Electric                                                  1.9
Schlumberger                                                      1.8
Eli Lilly                                                         1.7
Unilever                                                          1.7
Bristol-Myers Squibb                                              1.6
Royal Dutch Petroleum                                             1.6
Walgreen                                                          1.5

OBJECTIVE: Seeks high total return (including income and capital gains) consistent with the preservation of capital over the long term.


BOND FUND

Where the fund's assets were invested based on total net assets for the six months ended June 30, 2004

[begin pie chart]
                                                           Percent
                                                            of net
                                                            assets
Non-U.S. government obligations                                1.5
Corporate bonds                                               58.4
Asset-backed obligations                                       2.0
U.S. Treasury bonds & notes                                   14.5
Cash & equivalents                                            13.4
Mortgage-backed obligations                                    4.6
Equity securities                                              3.5
Federal agency obligations                                     1.2
Municipal obligations                                          0.9
                                                             100.0
[end pie chart]


Largest holdings (by issuer)                 Percent of net assets
U.S. Treasury bonds & notes                                  14.5%
Ford Motor                                                    2.1%
Fannie Mae                                                    2.0%
General Motors                                                1.7%
Sprint                                                        1.4%
American Tower                                                0.9%
Mizuho Financial Group                                        0.9%
Georgia-Pacific                                               0.9%
Nextel Communications                                         0.9%
AT&T                                                          0.8%


OBJECTIVE: Seeks to maximize current income and preserve capital by investing primarily in fixed-income securities.



BOND FUND gained 0.3% during the first half of 2004, surpassing the 0.2% increase reported by the Citigroup Broad Investment-Grade (BIG) Bond Index.

In a period marked by rising interest rates and anticipation of Federal Reserve Board action, investors had little room to maneuver as bond prices across the spectrum, from high-grade corporate to high-yield, declined. Although many holdings in Bond Fund's portfolio lost value, the income they generated offset the decline, helping the fund record a positive total return for the six months.

The strengthening U.S. economy wasn't all bad news for bonds, though. When the U.S. economy began to improve, corporate profits increased. Many corporations took advantage of the higher profits and reduced their debt burdens, and were rewarded when independent agencies gave their bonds higher ratings. At the same time, however, concerns about inflation began to emerge and investors began to assume that the Federal Reserve Board would raise interest rates. On June 30, the Fed boosted short-term interest rates 0.25%, the first hike in four years after 13 consecutive rate reductions.

Despite the overall decline in bond prices, many corporate bonds still carry relatively high price tags. While our analysts are still finding good opportunities in the corporate sector -- corporate bonds account for about 60% of the fund's portfolio -- it has become increasingly difficult. Against this background, the fund began to increase its holdings of U.S. Treasury bonds as opportunities arose. At the end of June, U.S. Treasury bonds and notes accounted for 14.5% of the portfolio, up from 13.1% at the end of 2003.



HIGH INCOME BOND FUND


HIGH-INCOME BOND FUND gained 1.1% in the first half of the year, a period marked by the conflicting forces of higher interest rates and an expanding economy. During the period, the Credit Suisse First Boston High Yield Bond Index rose 2.5% and the Citigroup Broad Investment-Grade (BIG) Bond Index gained 0.2%.

The value of high-income bonds are influenced by interest rates, the health of the economy and the prospects for the company issuing the bonds. This led to a seesawing six months with prices rising at the beginning then slumping before gaining ground again at the end of the period.

When this year began, the high-income bond market benefited from the combination of an improving economy and low interest rates. These conditions didn't last long, however. As the economy gained momentum, concerns about inflation led the Federal Reserve Board to send clear signals that it was considering increasing short-term interest rates. Concern over how quickly the Fed would act and how high it would push rates caused bond prices to fall.

Offsetting the higher rates and growing supply of bonds was the strength in the U.S. economy. When the economy grows and corporate profits increase, the economic health of the companies that issued high-yield bonds often improves and their bond prices rise.

During the first half of this year, the fund's holdings in food and drug retailing, waste management and home building hurt results. The fund was helped by investments in wireless communications and broadcasting.


Where the fund's assets were invested based on total net assets for the six months ended June 30, 2004

[begin pie chart]
Industry                                       Percent of net assets
Corporate bonds                                                78.8
Non-U.S. government obligations                                 1.2
Asset-backed obligations                                        0.4
Municipal obligations                                           0.4
Equity securities                                               9.7
Cash & equivalents                                              9.5
[end pie chart]


Largest holdings (by issuer)                   Percent of net assets
American Tower                                                  2.5
Ford Motor                                                      1.8
Edison International                                            1.7
Premcor                                                         1.5
Crown Castle International                                      1.4
Dobson Communications                                           1.4
Nextel Communications                                           1.4
AES                                                             1.3
Georgia-Pacific                                                 1.3
Amazon.com                                                      1.2

OBJECTIVE: Seeks to provide a high level of current income with capital preservation as a secondary goal.


U.S. GOVERNMENT/AAA-RATED SECURITIES

Where the fund's assets were invested based on total net assets for the six months ended June 30, 2004

[begin pie chart]
                                                  Percentage
Industry                                       of Net Assets

U.S. Treasury bonds & notes                          32.7  %
Federal agency mortgage pass-
  through obligations                                22.9
Asset-backed obligations                             11.6
Non-pass-through agency
  obligations                                         8.2
Commercial mortgage-backed
  obligations                                         7.9
Federal agency collateralized
  mortgage obligations                                4.2
Private issue collateralized
  mortgage obligations                                3.8
Other bonds                                           5.6
Cash & equivalents                                    3.1
[end pie chart]

OBJECTIVE: Seeks to provide a high level of current income and preservation of capital.

SPECIAL CHARACTERISTICS: The fund is designed for investors who want income and more price stability than offered by stocks and high-yield bonds.


U.S. GOVERNMENT/AAA-RATED SECURITIES FUND gained 0.2% in the first six months of 2004, slightly less than the 0.3% increase in the Citigroup Treasury/ Government Sponsored/Mortgage Index.

On June 30, the last day of the period, the Federal Reserve Board made official what most analysts had predicted for months and raised short-term rates.

As interest rates rise, the fund's managers have the opportunity to reinvest in bonds that pay higher yields and increase the income produced by the fund.


CASH MANAGEMENT FUND

CASH MANAGEMENT FUND provided investors with a positive return for the six months ended June 30, a period of rising interest rates. Investors earned 0.2% with a portfolio of highly liquid, short-term money market investments.

Many investors prefer to keep a portion of their investments in Cash Management Fund, specifically as a balance to the more volatile stock and bond markets and as a strategic buying reserve that they can use when they see opportunities in the markets.

It is important to remember, though, that the fund is not managed to maintain a stable net asset value of $1 per share.

OBJECTIVE: Seeks to provide income on cash reserves while preserving capital and maintaining liquidity.

INVESTMENTS ARE NOT FDIC-INSURED, NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY OTHER ENTITY.



GLOBAL DISCOVERY FUND
                                       Investment portfolio as of June 30, 2004
                                                                      unaudited

                                                                                       Shares or principal       Market value
EQUITY SECURITIES                                                                                   amount              (000)
(common and preferred stocks and convertible debentures) -79.13%

COMMERCIAL BANKS  -  9.06%
Wells Fargo & Co.                                                                                   16,750    $           959
SMFG Finance (Cayman) Ltd. 2.25% mandatorily exchangeable preferred 2005,
   units (Japan)                                                                                27,000,000                593
Societe Generale (France)                                                                            5,000                425
PT Bank Rakyat Indonesia (Indonesia) (1)                                                         2,287,000                408
DEPFA BANK PLC (Ireland)                                                                            27,000                392
Royal Bank of Scotland Group PLC (United Kingdom)                                                   12,900                372
ABN AMRO Holding NV (Netherlands)                                                                   15,827                346
Mizuho Financial Group, Inc. (Japan)                                                                    75                340
City National Corp.                                                                                  4,200                276
Chinatrust Financial Holding Co. Ltd. (Taiwan)                                                     240,000                268
Hong Leong Bank Bhd. (Malaysia)                                                                    200,000                255
HSBC Holdings PLC (United Kingdom)                                                                  13,777                208
Malayan Banking Bhd. (Malaysia)                                                                     76,500                203


MEDIA  -  5.86%
Time Warner Inc.  (1)                                                                               57,500              1,011
Liberty Media Corp., Class A  (1)                                                                   87,000                782
Reader's Digest Assn., Inc., Class A                                                                40,500                648
Interpublic Group of Companies, Inc.  (1)                                                           20,000                275
Comcast Corp., Class A, special nonvoting stock  (1)                                                 8,900                246
Liberty Media International, Inc., Class A  (1)                                                      4,350                161
Clear Channel Communications, Inc.                                                                   2,125                 79
VNU NV (Netherlands)                                                                                 2,200                 64


DIVERSIFIED TELECOMMUNICATION SERVICES  -  4.88%
Royal KPN NV (Netherlands)                                                                         140,900              1,073
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B
   (Indonesia)                                                                                     787,000                620
Telefonica, SA (Spain)                                                                              35,000                517
Telekom Austria AG (Austria)                                                                        17,143                261
CenturyTel, Inc.                                                                                     7,000                210
Telecom Italia SpA, nonvoting (Italy)                                                               18,300                 40


COMMUNICATIONS EQUIPMENT  -  4.79%
Cisco Systems, Inc.  (1)                                                                            52,600              1,247
QUALCOMM Inc.                                                                                        8,200                598
Lucent Technologies Inc. 8.00% convertible subordinated notes 2031                     $           500,000                564
CIENA Corp.  (1)                                                                                    70,000                260


HEALTH CARE PROVIDERS & SERVICES  -  4.36%
Express Scripts, Inc.  (1)                                                                          11,000                872
HCA Inc.                                                                                            15,500                645
Caremark Rx, Inc.  (1)                                                                              15,000                494
Aetna Inc.                                                                                           2,900                246
Service Corp. International  (1)                                                                    23,600                174


IT SERVICES  -  4.00%
First Data Corp. (formerly Concord EFS, Inc.)                                                       32,210              1,434
Paychex, Inc.                                                                                       13,200                447
Automatic Data Processing, Inc.                                                                      7,300                306
Electronic Data Systems Corp.                                                                        2,100                 40


WIRELESS TELECOMMUNICATION SERVICES  -  3.73%
China Unicom Ltd. (China)                                                                          670,000                528
KDDI Corp. (Japan)                                                                                      81                462
MobileOne Ltd (Singapore)                                                                          400,000                349
Telephone and Data Systems, Inc.                                                                     4,000                285
Maxis Communications Bhd. (Malaysia)                                                               119,300                276
Vodafone Group PLC (United Kingdom)                                                                 82,000                180


INTERNET & CATALOG RETAIL  -  3.66%
InterActiveCorp  (1)                                                                                46,200              1,392
eBay Inc.  (1)                                                                                       7,000                644


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  -  3.47%
Texas Instruments Inc.                                                                              16,000                387
Rohm Co., Ltd. (Japan)                                                                               3,100                370
Applied Materials, Inc.  (1)                                                                        12,000                235
Maxim Integrated Products, Inc.                                                                      4,000                210
Xilinx, Inc.                                                                                         6,000                200
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)                                               129,374                187
Agere Systems Inc. 6.50% convertible notes 2009                                        $           160,000                186
Altera Corp.  (1)                                                                                    7,000                156


INTERNET SOFTWARE & SERVICES  -  3.39%
NHN Corp. (South Korea)                                                                              9,500                946
Yahoo Japan Corp. (Japan) (1)                                                                           52                504
Yahoo! Inc.  (1)                                                                                    12,000                436


INSURANCE  -  3.07%
American International Group, Inc.                                                                  16,375              1,167
Mitsui Sumitomo Insurance Co., Ltd. (Japan)                                                         40,000                375
XL Capital Ltd., Class A                                                                             2,200                166



FOOD & STAPLES RETAILING  -  2.76%
Wal-Mart de Mexico, SA de CV, Series V (Mexico)                                                    169,300                503
Walgreen Co.                                                                                        11,500                416
Costco Wholesale Corp.                                                                               8,000                329
Performance Food Group Co.  (1)                                                                     11,000                292


SPECIALTY RETAIL  -  2.49%
Gap, Inc.                                                                                           30,000                728
Lowe's Companies, Inc.                                                                               7,000                368
Ross Stores, Inc.                                                                                   11,000                294


SOFTWARE  -  2.39%
Microsoft Corp.                                                                                     21,500                614
Intuit Inc.  (1)                                                                                    10,000                386
Compuware Corp. (1)                                                                                 36,800                243
Oracle Corp.  (1)                                                                                    7,500                 89


COMMERCIAL SERVICES & SUPPLIES  -  2.34%
Robert Half International Inc.                                                                      18,000                536
Adecco SA (Switzerland)  (1)                                                                         8,000                399
ServiceMaster Co.                                                                                   30,000                370


HOTELS, RESTAURANTS & LEISURE  -  2.01%
Carnival Corp., units                                                                               10,000                470
Outback Steakhouse, Inc.                                                                             8,000                331
Skylark Co., Ltd. (Japan)                                                                           16,000                320


MULTILINE RETAIL  -  1.96%
Target Corp.                                                                                        11,500                488
Dollar General Corp.                                                                                20,000                391
Kohl's Corp.  (1)                                                                                    5,000                211


COMPUTERS & PERIPHERALS  -  1.80%
Hewlett-Packard Co.                                                                                 17,000                359
Quanta Computer Inc. (GDR) (Taiwan) (1)  (2)                                                        23,000                238
EMC Corp.  (1)                                                                                      20,000                228
International Business Machines Corp.                                                                2,000                176


ENERGY EQUIPMENT & SERVICES  -  1.29%
Schlumberger Ltd.                                                                                    6,000                381
Baker Hughes Inc.                                                                                    9,000                339


ELECTRONIC EQUIPMENT & INSTRUMENTS  -  1.26%
Symbol Technologies, Inc.                                                                           25,000                369
Murata Manufacturing Co., Ltd. (Japan)                                                               5,800                330


THRIFTS & MORTGAGE FINANCE  -  1.17%
Freddie Mac                                                                                          8,500                538
Fannie Mae                                                                                           1,550                111


AIR FREIGHT & LOGISTICS  -  1.03%
Singapore Post Private Ltd. (Singapore)                                                            745,000                381
Yamato Transport Co., Ltd. (Japan)                                                                  12,000                195

TRADING COMPANIES & DISTRIBUTORS  -  1.01%
Hagemeyer NV (Netherlands)  (1)                                                                    267,000                565


PERSONAL PRODUCTS  -  0.96%
Oriflame Cosmetics SA (Sweden) (1)                                                                  15,000                536


CONSUMER FINANCE  -  0.86%
Capital One Financial Corp.                                                                          7,000                479


CHEMICALS  -  0.82%
Nitto Denko Corp. (Japan)                                                                            9,000                459


ROAD & RAIL  -  0.74%
SIRVA, Inc.  (1)                                                                                    18,000                414


HOUSEHOLD DURABLES  -  0.73%
Garmin Ltd.                                                                                         11,000                407


AIRLINES  -  0.45%
Southwest Airlines Co.                                                                               8,800                148
Ryanair Holdings PLC (ADR) (Ireland) (1)                                                             3,100                102


GAS UTILITIES  -  0.44%
Hong Kong and China Gas Co. Ltd. (Hong Kong)                                                       150,000                247


CAPITAL MARKETS  -  0.35%
J.P. Morgan Chase & Co.                                                                              5,000                194


ELECTRIC UTILITIES  -  0.31%
Scottish Power PLC (United Kingdom)                                                                 23,500                170


MULTI-UTILITIES & UNREGULATED POWER  -  0.04%
AES Corp.  (1)                                                                                       2,300                 23


MISCELLANEOUS  -  1.65%
Other equity securities in initial period of acquisition                                                                  917


Total equity securities (cost: $38,854,000)                                                                            44,084




                                                                                          Principal amount       Market value
SHORT-TERM SECURITIES -20.58%                                                                        (000)              (000)

CORPORATE SHORT-TERM NOTES  -  17.31%
Gannett Co. 1.21% due 7/13/2004 (2)                                                                  1,100              1,099
DuPont (E.I.) de Nemours & Co. 1.05% due 7/16/2004                                                   1,100              1,099
Triple-A One Funding Corp. 1.25% due 7/23/2004 (2)                                                   1,000                999
Coca-Cola Co. 1.23% due 8/13/2004                                                                    1,000                998
Three Pillars Funding Corp. 1.27% due 7/26/2004 (2)                                                    950                949
CAFCO, LLC 1.20% due 8/5/2004 (2)                                                                      900                899
Edison Asset Securitization LLC 1.45% due 7/1/2004 (2)                                                 800                800
Wal-Mart Stores Inc. 1.03% due 7/6/2004 (2)                                                            700                700
Park Avenue Receivables Corp. 1.09% due 7/9/2004 (2)                                                   600                600
Variable Funding Capital Corp. 1.10% due 7/9/2004 (2)                                                  600                600
Netjets Inc. 1.05% due 7/12/2004 (2)                                                                   500                500
Verizon Network Funding Corp. 1.08% due 7/12/2004                                                      400                400


U.S. TREASURIES  -  3.27%
U.S. Treasury Bills 0.92%-1.0475% due 7/8-7/29/2004                                                  1,820              1,819




Total short-term securities (cost: $11,463,000)                                                                        11,462

Total investment securities (cost: $50,317,000)                                                                        55,546

New Taiwanese Dollar (cost: $9,000)                                                                 NT$327                 10

Other assets less liabilities                                                                                             152

Net assets                                                                                                            $55,708

(1) Security did not produce income during the last 12 months.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

See Notes to Financial Statements



GLOBAL GROWTH FUND                     Investment portfolio as of June 30, 2004
                                                                    (unaudited)


                                                                                                           Shares          Market
EQUITY SECURITIES - 77.69%                                                                                                  value
(common and preferred stocks)                                                                                               (000)

COMMERCIAL BANKS  -  6.73%
Societe Generale (France)                                                                                 274,500         $23,327
Erste Bank der oesterreichischen Sparkassen AG (Austria)                                                  118,905          18,676
Kookmin Bank (South Korea) (1)                                                                            400,060          12,435
Mizuho Financial Group, Inc. (Japan)                                                                        2,025           9,168
HSBC Holdings PLC (United Kingdom)                                                                        521,136           7,751
Bayerische Hypo- und Vereinsbank AG (Germany) (1)                                                         435,000           7,737
UFJ Holdings, Inc. (Japan) (1)                                                                              1,636           7,213
Bank of America Corp. (USA)                                                                                70,000           5,923
Westpac Banking Corp. (Australia)                                                                         459,348           5,614
Bank of Nova Scotia (Canada)                                                                              140,000           3,752
Royal Bank of Canada (Canada)                                                                              50,000           2,212
Shinhan Financial Group Co., Ltd. (South Korea)                                                           152,000           2,211


PHARMACEUTICALS  -  6.38%
AstraZeneca PLC (Sweden)                                                                                  222,405          10,106
AstraZeneca PLC  (United Kingdom)                                                                         203,960           9,153
AstraZeneca PLC (ADR)                                                                                       3,000             137
Shionogi & Co., Ltd. (Japan)                                                                            1,126,000          19,321
Novo Nordisk A/S, Class B (Denmark)                                                                       301,000          15,504
Eli Lilly and Co. (USA)                                                                                   185,000          12,933
Forest Laboratories, Inc. (USA) (1)                                                                       144,800           8,200
Sanofi-Synthelabo (France)                                                                                116,000           7,353
UCB NV (Belgium)                                                                                          123,320           5,743
Merck KGaA (Germany)                                                                                       60,000           3,613
H. Lundbeck A/S (Denmark)                                                                                 145,350           3,166
Elan Corp., PLC (ADR) (Ireland) (1)                                                                       115,000           2,845
Pfizer Inc (USA)                                                                                           70,000           2,400


MEDIA  -  5.91%
Time Warner Inc. (USA) (1)                                                                              1,717,000          30,185
News Corp. Ltd., preferred (Australia)                                                                  1,240,594          10,122
News Corp. Ltd., preferred (ADR)                                                                          248,300           8,164
News Corp. Ltd.                                                                                           853,805           7,518
Clear Channel Communications, Inc. (USA)                                                                  190,000           7,020
Comcast Corp., Class A (USA) (1)                                                                          225,000           6,307
Grupo Televisa, SA, ordinary participation certificates (ADR) (Mexico)                                    120,000           5,432
Mediaset SpA (Italy)                                                                                      375,000           4,275
Cox Communications, Inc., Class A (USA) (1)                                                               125,000           3,474
Fox Entertainment Group, Inc., Class A (USA) (1)                                                          125,000           3,337
Viacom Inc., Class B, nonvoting (USA)                                                                      75,000           2,679
Univision Communications Inc., Class A (USA) (1)                                                           70,000           2,235
Thomson Corp. (Canada)                                                                                     40,000           1,333
SET Satellite (Singapore) Pte. Ltd. (India) (1) (2) (3)                                                   155,973             462
SET India Ltd. (India) (1) (2) (3)                                                                          6,400             239
Liberty Media Corp., Class A (USA) (1)                                                                     25,000             225
KirchMedia GmbH & Co. KGaA, nonvoting (Germany) (1) (2) (3)                                                42,000               0


DIVERSIFIED TELECOMMUNICATION SERVICES  -  5.62%

Telekom Austria AG (Austria)                                                                            1,818,500          27,765
Telefonica, SA (Spain)                                                                                  1,277,771          18,888
Royal KPN NV (Netherlands)                                                                              2,138,300          16,285
Deutsche Telekom AG (Germany) (1)                                                                         512,500           9,003
Swisscom AG (Switzerland)                                                                                  22,200           7,339
Telecom Corp. of New Zealand Ltd. (New Zealand)                                                           803,504           2,984
Telecom Italia SpA, nonvoting (Italy)                                                                   1,120,000           2,473
Telefonos de Mexico, SA de CV, Class L (ADR) (Mexico)                                                      70,000           2,329
AT&T Corp. (USA)                                                                                          100,000           1,463


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  -  4.95%
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)                                                   10,908,462          15,727
Applied Materials, Inc. (USA) (1)                                                                         525,000          10,301
Texas Instruments Inc. (USA)                                                                              385,000           9,309
ASML Holding NV (New York registered) (Netherlands) (1)                                                   380,000           6,502
Samsung Electronics Co., Ltd. (South Korea)                                                                15,600           6,443
Semiconductor Manufacturing International Corp (ADR) (China) (1)                                          530,200           5,689
Rohm Co., Ltd. (Japan)                                                                                     42,000           5,017
Micron Technology, Inc. (USA) (1)                                                                         295,000           4,516
Altera Corp. (USA) (1)                                                                                    200,000           4,444
Xilinx, Inc. (USA)                                                                                        127,735           4,255
Maxim Integrated Products, Inc. (USA)                                                                      55,000           2,883
Tokyo Electron Ltd. (Japan)                                                                                50,000           2,799


OIL & GAS  -  4.95%
"Shell" Transport and Trading Co., PLC (United Kingdom)                                                 1,500,000          11,006
"Shell" Transport and Trading Co., PLC (ADR)                                                              150,000           6,705
Norsk Hydro AS (Norway)                                                                                   228,000          14,799
Husky Energy Inc. (Canada)                                                                                675,000          12,954
ENI SpA (Italy)                                                                                           510,000          10,125
Canadian Natural Resources, Ltd. (Canada)                                                                 304,000           9,109
Petroleo Brasileiro SA - Petrobras, ordinary nominative (ADR) (Brazil)                                    150,000           4,210
Imperial Oil Ltd. (Canada)                                                                                 76,776           3,595
BG Group PLC (United Kingdom)                                                                             575,000           3,544
Apache Corp. (USA)                                                                                         41,500           1,807


FOOD PRODUCTS  -  3.24%
Nestle SA (Switzerland)                                                                                    66,900          17,841
Nissin Food Products Co., Ltd. (Japan)                                                                    462,700          11,935
Kraft Foods Inc., Class A (USA)                                                                           140,000           4,435
Unilever PLC (United Kingdom)                                                                             422,317           4,144
Unilever NV (Netherlands)                                                                                  60,000           4,095
Groupe Danone (France)                                                                                     44,000           3,838
Sara Lee Corp. (USA)                                                                                      105,000           2,414
Nestle India Ltd. (India)                                                                                 192,832           2,325


AUTOMOBILES  -  2.63%
Toyota Motor Corp. (Japan)                                                                                420,000          16,980
Honda Motor Co., Ltd. (Japan)                                                                             125,000           6,014
Suzuki Motor Corp. (Japan)                                                                                313,000           5,502
Bayerische Motoren Werke AG (Germany)                                                                     120,000           5,310
Renault SA (France)                                                                                        60,450           4,604
Hyundai Motor Co. (South Korea)                                                                            76,000           2,925


BEVERAGES  -  2.41%
Orkla AS (Norway)                                                                                         712,285          17,806
PepsiCo, Inc. (USA)                                                                                       155,000           8,351
Anheuser-Busch Companies, Inc. (USA)                                                                      125,000           6,750
Heineken NV (Netherlands)                                                                                 151,250           4,970


WIRELESS TELECOMMUNICATION SERVICES  -  2.38%
Vodafone Group PLC (United Kingdom)                                                                     8,350,000          18,289
Vodafone Group PLC (ADR)                                                                                  375,000           8,287
America Movil SA de CV, Series L (ADR) (Mexico)                                                           175,500           6,383
KDDI Corp. (Japan)                                                                                            710           4,052
Bouygues SA (France)                                                                                       11,400             382


SPECIALTY RETAIL  -  2.36%
Michaels Stores, Inc. (USA)                                                                               195,000          10,725
Lowe's Companies, Inc. (USA)                                                                              140,000           7,357
Limited Brands, Inc. (USA)                                                                                370,000           6,919
Dixons Group PLC (United Kingdom)                                                                       1,691,929           5,072
Kingfisher PLC (United Kingdom)                                                                           750,000           3,894
FAST RETAILING CO., LTD. (Japan)                                                                           40,000           3,230


INDUSTRIAL CONGLOMERATES  -  2.24%
Tyco International Ltd. (USA)                                                                             520,000          17,233
General Electric Co. (USA)                                                                                489,155          15,849
Siemens AG (Germany)                                                                                       30,000           2,157


ELECTRONIC EQUIPMENT & INSTRUMENTS  -  2.11%
Murata Manufacturing Co., Ltd. (Japan)                                                                    282,000          16,043
Venture Corp. Ltd. (Singapore)                                                                            680,000           7,111
Samsung Electro-Mechanics Co., Ltd. (South Korea) (1)                                                     149,200           4,231
TDK Corp. (Japan)                                                                                          40,000           3,029
Hon Hai Precision Industry Co., Ltd. (Taiwan)                                                             745,200           2,775


HEALTH CARE PROVIDERS & SERVICES  -  1.86%
Rhon-Klinikum AG (Germany)                                                                                165,512           9,082
Rhon-Klinikum AG, nonvoting preferred                                                                     108,400           5,801
Fresenius Medical Care AG, preferred (Germany)                                                            269,000          14,396


SOFTWARE  -  1.59%
Microsoft Corp. (USA)                                                                                     572,000          16,336
Compuware Corp. (USA) (1)                                                                                 839,200           5,539
Cadence Design Systems, Inc. (USA) (1)                                                                    217,000           3,175


FOOD & STAPLES RETAILING  -  1.39%
AEON CO., LTD. (Japan)                                                                                    320,000          12,820
Wal-Mart de Mexico, SA de CV, Series V (ADR) (Mexico)                                                     228,000           6,698
Woolworths Ltd. (Australia)                                                                               301,040           2,383


PERSONAL PRODUCTS  -  1.38%
Shiseido Co., Ltd. (Japan)                                                                              1,011,000          12,715
Avon Products, Inc. (USA)                                                                                 195,800           9,034


COMMUNICATIONS EQUIPMENT  -  1.38%
QUALCOMM Inc. (USA)                                                                                       148,000          10,801
Motorola, Inc. (USA)                                                                                      400,000           7,300
Cisco Systems, Inc. (USA) (1)                                                                             151,500           3,591


CHEMICALS  -  1.29%
Dow Chemical Co. (USA)                                                                                    350,000          14,245
Nitto Denko Corp. (Japan)                                                                                  90,000           4,593
Valspar Corp. (USA)                                                                                        30,000           1,512


HOTELS, RESTAURANTS & LEISURE  -  1.23%
Carnival Corp., units (USA)                                                                               208,000           9,776
Starbucks Corp. (USA) (1)                                                                                 220,000           9,566


ENERGY EQUIPMENT & SERVICES  -  1.17%
Schlumberger Ltd. (USA)                                                                                   137,600           8,739
Baker Hughes Inc. (USA)                                                                                   161,300           6,073
Noble Corp. (USA) (1)                                                                                      95,000           3,599


INSURANCE  -  1.13%
American International Group, Inc. (USA)                                                                  150,000          10,692
Allianz AG (Germany)                                                                                       35,000           3,791
Mitsui Sumitomo Insurance Co., Ltd. (Japan)                                                               350,000           3,281


ELECTRIC UTILITIES  -  1.07%
Scottish Power PLC (United Kingdom)                                                                     1,876,000          13,569
E.ON AG (Germany)                                                                                          45,000           3,246


CAPITAL MARKETS  -  0.98%
J.P. Morgan Chase & Co. (USA)                                                                             200,000           7,754
Deutsche Bank AG (Germany)                                                                                 98,100           7,708


COMPUTERS & PERIPHERALS  -  0.86%
Fujitsu Ltd. (Japan)                                                                                    1,540,000          10,832
NEC Corp. (Japan)                                                                                         388,000           2,726


HEALTH CARE EQUIPMENT & SUPPLIES  -  0.83%
Synthes Inc. (formerly Synthes-Stratec Inc.) (Switzerland)                                                 95,000          10,828
Smith & Nephew PLC (United Kingdom)                                                                       205,000           2,207


INTERNET & CATALOG RETAIL  -  0.79%
InterActiveCorp (USA) (1)                                                                                 260,000           7,836
eBay Inc. (USA) (1)                                                                                        50,800           4,671


TEXTILES, APPAREL & LUXURY GOODS  -  0.79%
Cie. Financiere Richemont AG, units, Class A (Switzerland)                                                478,000          12,481


TOBACCO  -  0.71%
Altria Group, Inc. (USA)                                                                                  225,000          11,261


AIR FREIGHT & LOGISTICS  -  0.70%
United Parcel Service, Inc., Class B (USA)                                                                 79,000           5,938
FedEx Corp. (USA)                                                                                          40,000           3,268
TPG NV (Netherlands)                                                                                       78,000           1,782


HOUSEHOLD PRODUCTS  -  0.48%
Kimberly-Clark de Mexico, SA de CV, Class A, ordinary participation
  certificates (Mexico)                                                                                 1,540,000           4,202
Procter & Gamble Co. (USA)                                                                                 61,000           3,321


MULTILINE RETAIL  -  0.46%
Target Corp. (USA)                                                                                        170,000           7,220


CONSUMER FINANCE  -  0.42%
ORIX Corp. (Japan)                                                                                         35,500           4,059
Capital One Financial Corp. (USA)                                                                          38,000           2,598


BUILDING PRODUCTS  -  0.39%
Asahi Glass Co., Ltd. (Japan)                                                                             585,000           6,073


OFFICE ELECTRONICS  -  0.34%
Canon, Inc. (Japan)                                                                                       103,000           5,417


DIVERSIFIED FINANCIAL SERVICES  -  0.32%
ING Groep NV (Netherlands)                                                                                215,172           5,079


METALS & MINING  -  0.32%
Cia. Vale do Rio Doce, ordinary nominative (ADR) (Brazil)                                                  60,000           2,853
Cia. Vale do Rio Doce, preferred nominative, Class A                                                       35,000           1,362
Anglogold Ashanti Ltd. (formerly Anglogold Ltd.) (South Africa)                                            21,000             685
Alumina Ltd. (Australia)                                                                                   33,800             124


CONSTRUCTION MATERIALS  -  0.28%
Holcim Ltd. (Switzerland)                                                                                  80,000           4,350


OTHER INDUSTRIES  -  1.01%
National Grid Transco PLC (United Kingdom)                                                                400,000           3,087
Sabre Holdings Corp., Class A (USA)                                                                       100,000           2,771
Stora Enso Oyj, Class R (Finland)                                                                         150,000           2,035
Koninklijke Philips Electronics NV (Netherlands)                                                           70,000           1,885
Adecco SA (Switzerland) (1)                                                                                34,500           1,719
Weyerhaeuser Co. (USA)                                                                                     25,000           1,578
Ryanair Holdings PLC (ADR) (Ireland) (1)                                                                   33,000           1,082
Ryanair Holdings PLC (1)                                                                                   67,300             375
Brambles Industries Ltd. (Australia)                                                                      287,358           1,197
Volvo AB, Class B (Sweden)                                                                                  6,055             211


MISCELLANEOUS  -  2.61%
Other equity securities in initial period of acquisition                                                                   41,021


Total equity securities (cost: $1,011,002,000)                                                                          1,222,974



                                                                                                        Principal          Market
                                                                                                           amount           value
SHORT-TERM SECURITIES - 22.15%                                                                               (000)          (000)

CORPORATE SHORT-TERM NOTES  -  19.21%
Barclays U.S. Funding Corp. 1.13% due 8/6/2004                                                            $26,800         $26,767
Credit Lyonnais N.A. Inc. 1.05%-1.17% due 7/1-8/4/2004                                                     26,100          26,083
Thunder Bay Funding, LLC 1.05%-1.25% due 7/1-7/27/2004 (2)                                                 24,700          24,688
ANZ (Delaware) Inc. 1.095%-1.23% due 7/19-8/10/2004                                                        19,600          19,581
American Honda Finance Corp. 1.24% due 8/11/2004                                                           19,400          19,372
Park Avenue Receivables Corp. 1.20% due 8/6/2004 (2)                                                       10,300          10,287
J.P. Morgan Chase & Co. 1.30% due 8/13/2004                                                                 9,000           8,986
CBA (Delaware) Finance Inc. 1.09%-1.30% due 7/20-9/7/2004                                                  18,040          18,007
Barton Capital Corp. 1.08% due 7/14-7/19/2004 (2)                                                          16,400          16,393
European Investment Bank 1.04% due 7/16/2004                                                               15,300          15,293
Amsterdam Funding Corp. 1.14% due 7/23/2004 (2)                                                            15,000          14,989
CDC Commercial Paper Corp. 1.09% due 7/23/2004 (2)                                                         13,500          13,491
Dexia Delaware LLC 1.24%-1.305% due 7/23-7/30/2004                                                         12,900          12,887
DaimlerChrysler North America Holding Corp. 1.21% due 7/20/2004                                            12,600          12,591
Nestle Capital Corp. 1.07% due 7/30/2004 (2)                                                               12,000          11,989
CAFCO, LLC 1.17% due 8/2/2004 (2)                                                                          12,000          11,987
ING (U.S.) Funding LLC 1.04% due 7/2/2004                                                                  11,800          11,799
Procter & Gamble Co. 1.26% due 8/18/2004 (2)                                                               10,000           9,982
Receivables Capital Corp., LLC 1.08% due 7/14/2004 (2)                                                      8,101           8,098
BMW U.S. Capital Corp. 1.06%-1.24% due 7/16-7/26/2004                                                       7,500           7,494
National Australia Bank Ltd. 1.20% due 7/27/2004                                                            1,700           1,698


U.S. TREASURIES  -  2.42%
U.S. Treasury Bills 0.975%-1.075% due 8/5-8/19/2004                                                        38,200          38,151



FEDERAL AGENCY DISCOUNT NOTES  -  0.52%
International Bank for Reconstruction and Development 1.24% due 8/19/2004                                   8,100           8,086


Total short-term securities (cost: $348,705,000)                                                                          348,699

Total investment securities (cost: $1,359,707,000)                                                                      1,571,673
New Taiwanese Dollar (cost:  $441,000)                                                                  NT$15,198             453
Other assets less liabilities                                                                                               2,084

Net assets                                                                                                             $1,574,210

(1) Security did not produce income during the last 12 months.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.
(3) Valued under fair value procedures adopted by authority of the Board of Trustees.


ADR = American Depositary Receipts

See Notes to Financial Statements


GLOBAL SMALL CAPITALIZATION FUND       Investment portfolio as of June 30, 2004
                                                                      unaudited


                                                                                                                          Market
                                                                                                          Shares           value
EQUITY SECURITIES (common and preferred stocks) - 92.60%                                                                   (000)

INTERNET SOFTWARE & SERVICES  -  7.08%
Ask Jeeves, Inc. (USA) (1)                                                                               400,000 $        15,612
CNET Networks, Inc. (USA) (1)                                                                            900,000           9,963
Sohu.com Inc. (USA) (1)                                                                                  500,000           9,940
lastminute.com PLC (United Kingdom) (1)                                                                2,290,000           7,498
SkillSoft PLC (ADR) (Ireland) (1)                                                                        833,600           6,335
InfoSpace.com, Inc. (USA) (1)                                                                            150,000           5,706
Daum Communications Corp. (South Korea) (1)                                                              110,000           5,086
NHN Corp. (South Korea)                                                                                   35,000           3,485
Digital River, Inc. (USA) (1)                                                                            100,000           3,263
ValueClick, Inc. (USA) (1)                                                                               210,000           2,516
FindWhat.com (USA) (1)                                                                                   100,000           2,314
Autobytel Inc. (USA) (1)                                                                                 230,000           2,088
Homestore, Inc. (USA) (1)                                                                                500,000           1,995
Shanda Interactive Entertainment Ltd. (ADR) (China) (1)                                                   80,000           1,234
Knot, Inc. (USA) (1)  (2)                                                                                100,000             400
Knot, Inc. (1)                                                                                            85,250             341
Bridgespan Inc., Series B, convertible preferred (formerly Muse Prime Software,
   Inc.) (USA) (1) (2) (3)                                                                               246,129               0


OIL & GAS  -  6.98%
Regal Petroleum PLC (United Kingdom) (1)                                                               2,463,000          19,130
Spinnaker Exploration Co. (USA) (1)                                                                      370,000          14,571
Cabot Oil & Gas Corp., Class A (USA)                                                                     225,000           9,517
First Calgary Petroleums Ltd. (Canada) (1)                                                             1,135,000           9,468
Patina Oil & Gas Corp. (USA)                                                                             225,000           6,721
Magnum Hunter Resources, Inc. (USA) (1)                                                                  525,000           5,449
Oilexco Inc. (Canada) (1) (2)                                                                          2,900,000           4,621
Oilexco Inc., warrants, expire 2008 (1) (2) (3)                                                          725,000             441
OPTI Canada Inc. (Canada) (1)                                                                            322,350           4,521
Harvest Natural Resources, Inc. (USA) (1)                                                                150,000           2,236


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  -  6.15%
Xicor, Inc. (USA) (1)                                                                                    901,765          13,644
O2Micro International Ltd. (USA) (1)                                                                     640,000          10,899
Integrated Circuit Systems, Inc. (USA) (1)                                                               375,000          10,185
Power Integrations, Inc. (USA) (1)                                                                       260,000           6,474
Semtech Corp. (USA) (1)                                                                                  240,000           5,650
Faraday Technology Corp. (Taiwan)                                                                      1,999,250           3,752
PDF Solutions, Inc. (USA) (1)                                                                            420,000           3,557
Vanguard International Semiconductor Corp. (Taiwan) (1)                                                8,500,000           3,165
ASE Test Ltd. (Taiwan) (1)                                                                               365,281           2,692
Micronas Semiconductor Holding AG (Switzerland) (1)                                                       58,758           2,672
King Yuan Electronics Co., Ltd. (Taiwan) (1)                                                           2,400,000           2,181
VIA Technologies, Inc. (Taiwan)                                                                        1,500,000           1,251
KEC Corp. (South Korea)                                                                                   45,070             843
Atheros Communications, Inc. (USA) (1)                                                                    50,000             527


MEDIA  -  6.11%
Lions Gate Entertainment Corp., USD denominated (Canada) (1)                                           1,100,000           7,678
Lions Gate Entertainment Corp. (1)                                                                       814,374           5,672
Lions Gate Entertainment Corp., warrants, expire 2004 (1) (2) (3)                                        237,150             523
Schibsted ASA (Norway)                                                                                   404,000           7,232
Clear Media Ltd. (Hong Kong) (1)                                                                       7,500,000           5,962
Astral Media Inc., Class A (Canada)                                                                      275,000           5,853
SBS Broadcasting SA (Luxembourg) (1)                                                                     150,000           4,606
Gemstar-TV Guide International, Inc. (USA) (1)                                                           950,000           4,560
Sanctuary Group PLC (United Kingdom)                                                                   4,978,000           4,425
Salem Communications Corp., Class A (USA) (1)                                                            140,000           3,798
Alma Media Oyj (Finland)                                                                                 440,000           3,747
UnitedGlobalCom, Inc., Class A (USA) (1)                                                                 384,000           2,788
Phoenix Satellite Television Holdings Ltd. (Hong Kong) (1)                                            12,775,000           2,293
Bloomsbury Publishing PLC (United Kingdom)                                                               400,000           1,763
BKN International AG (Germany) (1)                                                                       219,657           1,053
BKN International AG (1) (2)                                                                              47,010             225
Next Media Ltd. (Hong Kong) (1)                                                                        3,734,000           1,245
Woongjin.com Co., Ltd. (South Korea)                                                                     490,900           1,230
Toei Animation Co., Ltd. (Japan)                                                                          20,000           1,110
Corus Entertainment Inc., nonvoting, Class B (Canada)                                                     50,000             971
Torstar Corp., nonvoting, Class B (Canada)                                                                16,800             339


COMMERCIAL SERVICES & SUPPLIES  -  6.07%
Laureate Education, Inc. (formerly Sylvan Learning Systems, Inc.) (USA) (1)                              310,000          11,854
Techem AG (Germany) (1)                                                                                  280,115           7,225
Kroll Inc. (USA) (1)                                                                                     190,000           7,007
PARK 24 Co., Ltd. (Japan)                                                                                156,900           5,956
Downer EDI Ltd. (Australia)                                                                            2,664,399           5,921
Corrections Corporation of America (USA) (1)                                                             140,000           5,529
Education Management Corp. (USA) (1)                                                                     155,000           5,093
Hudson Highland Group, Inc. (USA) (1)                                                                    150,000           4,599
John H. Harland Co. (USA)                                                                                125,000           3,669
School Specialty, Inc. (USA) (1)                                                                          82,900           3,010
United Stationers Inc. (USA) (1)                                                                          55,000           2,185
Corporate Express Australia Ltd. (Australia)                                                             600,000           2,087
Duratek, Inc. (USA) (1)                                                                                  100,000           1,511
Intersections Inc. (USA) (1)                                                                              42,400           1,017


HOTELS, RESTAURANTS & LEISURE  -  4.63%
Sonic Corp. (USA) (1)                                                                                    292,500           6,654
J D Wetherspoon PLC (United Kingdom)                                                                   1,050,000           5,457
Reins International Inc. (Japan)                                                                             880           4,749
IHOP Corp. (USA)                                                                                         118,400           4,234
California Pizza Kitchen, Inc. (USA) (1)                                                                 220,000           4,215
Pinnacle Entertainment, Inc. (USA) (1)                                                                   300,000           3,783
Luminar PLC (United Kingdom)                                                                             500,000           3,741
Orient-Express Hotels Ltd., Class A (USA)                                                                200,000           3,388
Paddy Power PLC (Ireland)                                                                                264,200           3,037
Aristocrat Leisure Ltd. (Australia)                                                                      817,194           2,747
Orbitz, Inc., Class A (USA) (1)                                                                          113,702           2,458
Stanley Leisure PLC (United Kingdom)                                                                     305,000           2,317
Restaurant Group PLC (United Kingdom)                                                                  1,450,000           2,137
O'Charley's Inc. (USA) (1)                                                                               100,000           1,719
Cedar Fair, L.P.  (USA)                                                                                    7,600             240


ELECTRONIC EQUIPMENT & INSTRUMENTS  -  4.48%
Kingboard Chemical Holdings Ltd. (Hong Kong)                                                           6,660,000          11,571
Jahwa Electronics Co., Ltd. (South Korea)                                                                717,150           7,420
National Instruments Corp. (USA)                                                                         162,750           4,988
Veeco Instruments, Inc. (USA) (1)                                                                        190,000           4,904
Leitch Technology Corp. (Canada) (1)                                                                     510,000           3,579
Littelfuse, Inc. (USA) (1)                                                                                83,800           3,554
Micronic Laser Systems AB (Sweden) (1)                                                                   390,000           2,850
Venture Corp. Ltd. (Singapore)                                                                           258,000           2,698
Citizen Electronics Co., Ltd. (Japan)                                                                     45,000           2,552
Renishaw PLC (United Kingdom)                                                                            130,288           1,219
Rotork PLC (United Kingdom)                                                                              167,340           1,197
Interflex Co., Ltd. (South Korea)                                                                         41,000           1,031
Taiflex Scientific Co., Ltd. (Taiwan) (1)                                                                410,000             861
Hana Microelectronics PCL (Thailand)                                                                   1,150,000             703


SPECIALTY RETAIL  -  3.73%
Edion Corp. (Japan)                                                                                      898,000          12,156
Sharper Image Corp. (USA) (1)                                                                            250,000           7,848
CarMax, Inc. (USA) (1)                                                                                   310,000           6,780
Culture Convenience Club Co., Ltd. (Japan)                                                               430,000           5,553
Valora Holding AG (Switzerland)                                                                           19,500           4,492
Restoration Hardware, Inc. (USA) (1)                                                                     319,051           2,332
Charles Vogele Holding AG (Switzerland)                                                                   43,000           1,785


BIOTECHNOLOGY  -  3.47%
Amylin Pharmaceuticals, Inc. (USA) (1)                                                                   715,100          16,304
IDEXX Laboratories, Inc. (USA) (1)                                                                       145,000           9,126
OSI Pharmaceuticals, Inc. (USA) (1)                                                                       60,000           4,226
Ondine Biopharma Corp. (Canada) (1) (2) (3)                                                            1,660,000           2,850
Incyte Corp. (USA) (1)                                                                                   365,000           2,789
Q-Med AB (Sweden)                                                                                         80,600           1,949
Genta Inc. (USA) (1)                                                                                     356,200             891



COMMERCIAL BANKS  -  3.45%
Cathay General Bancorp, Inc. (USA)                                                                       163,500          10,905
PT Bank Rakyat Indonesia (Indonesia) (1)                                                              40,096,500           7,148
Aareal Bank AG (Germany)                                                                                 170,000           6,029
ICICI Bank Ltd. (India)                                                                                  934,200           4,971
ICICI Bank Ltd. (ADR)                                                                                      4,000              48
Pusan Bank (South Korea)                                                                                 575,000           3,186
First Regional Bancorp (USA) (1) (2)                                                                     100,800           2,999
HDFC Bank Ltd. (India)                                                                                   326,300           2,625


METALS & MINING  -  2.84%
First Quantum Minerals Ltd. (Canada) (1)                                                                 592,200           6,269
Energem Resources Inc. (Canada) (1)                                                                    2,390,000           3,844
Energem Resources Inc., warrants, expire 2005 (1) (3)                                                  1,195,000             340
Oriel Resources PLC (United Kingdom) (1)                                                               4,052,000           3,969
Kenmare Resources PLC (Ireland) (1)                                                                   13,100,000           3,838
Kirkland Lake Gold Inc. (Canada) (1)                                                                   1,081,000           3,211
Adastra Minerals Inc. (formerly American Mineral Fields Inc.) (Canada) (1)                             1,250,000           1,356
Adastra Minerals Inc. (1) (2)                                                                            875,000             949
Northern Orion Resources Inc. (Canada) (1) (2)                                                           666,600           1,531
Northern Orion Resources Inc., warrants, expires 2008 (1) (2)                                            333,000             374
Yanzhou Coal Mining Co. Ltd., Class H (China)                                                          1,500,000           1,635
Wheaton River Minerals Ltd. (Canada) (1) (2)                                                             442,100           1,237
Wheaton River Minerals Ltd., warrants, expire 2007 (1)  (2)                                              187,500             300
Gabriel Resources Ltd. (Canada) (1)                                                                    1,400,000           1,351
Thistle Mining Inc. (Canada) (1)                                                                       7,537,855             733
Thistle Mining Inc., GBP denominated (1)                                                               2,100,000             190
Thistle Mining Inc., warrants, expire 2009 (1) (2) (3)                                                 1,830,000               0
Namibian Minerals Corp., warrants, expire 2006 (Canada) (1) (3)                                          950,000               0


SOFTWARE  -  2.79%
Mentor Graphics Corp. (USA) (1)                                                                          905,000          14,000
Creo Inc. (Canada) (1)                                                                                   830,000           7,287
Lawson Software, Inc. (USA) (1)                                                                          750,000           5,310
Parametric Technology Corp. (USA) (1)                                                                    779,922           3,900
Infoteria Corp. (Japan) (1) (2) (3)                                                                          128              73


HEALTH CARE EQUIPMENT & SUPPLIES  -  2.72%
Wilson Greatbatch Technologies, Inc. (USA) (1)                                                           260,000           7,267
Advanced Medical Optics, Inc. (USA) (1)                                                                  125,000           5,321
CTI Molecular Imaging, Inc. (USA) (1)                                                                    360,000           5,105
Tecan Group Ltd., Mannedorf (Switzerland)                                                                110,370           4,715
Cochlear Ltd. (Australia)                                                                                215,700           3,403
Nakanishi Inc. (Japan)                                                                                    24,000           1,712
Animas Corp. (USA) (1)                                                                                    58,400           1,089
TriPath Imaging, Inc. (USA) (1)                                                                           94,836             892
Lumenis Ltd. (Israel) (1)                                                                                300,000             378


REAL ESTATE  -  2.49%
Sumitomo Real Estate Sales Co., Ltd. (Japan)                                                             155,000           6,890
Innkeepers USA Trust  (USA)                                                                              650,000           6,702
Capital Lease Funding, Inc. (USA) (1)                                                                    410,000           4,264
Central Pattana Public Co., Ltd. (Thailand)                                                           15,740,500           3,582
Hung Poo Real Estate Development Corp. (Taiwan) (1)                                                    3,850,000           2,787
Golden Land Property Development PLC, nonvoting depositary receipt (Thailand)(1)                       9,600,000           1,926
Ascendas Real Estate Investment Trust (Singapore)                                                      1,451,000           1,214


ENERGY EQUIPMENT & SERVICES  -  2.42%
TODCO, Class A (USA) (1)                                                                                 575,000           8,895
Helmerich & Payne, Inc. (USA)                                                                            270,000           7,061
CARBO Ceramics Inc. (USA)                                                                                 90,000           6,143
Hydril Co. (USA) (1)                                                                                     115,000           3,623
China Oilfield Services Ltd., Class H (China)                                                          3,099,900             884


INTERNET & CATALOG RETAIL  -  1.44%
GSI Commerce, Inc. (formerly Global Sports, Inc.) (USA) (1)                                              500,000           4,815
Internet Auction Co. Ltd. (South Korea) (1)                                                               42,000           3,484
Provide Commerce, Inc. (USA) (1)                                                                         170,800           3,366
MatchNet PLC (United Kingdom) (1) (2) (3)                                                                258,580           2,208
MatchNet PLC (GDR) (1)                                                                                    79,520             755
drugstore.com, inc. (USA) (1)                                                                            347,300           1,212


CONSTRUCTION & ENGINEERING  -  1.39%
LG Engineering & Construction Co., Ltd. (South Korea)                                                    350,000           5,773
Daelim Industrial Co., Ltd. (South Korea)                                                                122,810           3,849
Corus Group PLC (Netherlands)                                                                             98,500           2,546
Heijmans NV (Netherlands)                                                                                 80,000           1,883
Taeyoung Corp. (South Korea)                                                                              40,000           1,235


FOOD & STAPLES RETAILING  -  1.36%
Performance Food Group Co. (USA) (1)                                                                     315,000           8,360
CP Seven Eleven PCL (Thailand)                                                                         2,358,000           3,548
Cawachi Ltd. (Japan)                                                                                      62,000           3,023


TRANSPORTATION INFRASTRUCTURE  -  1.25%
Zhejiang Expressway Co. Ltd., Class H (China)                                                          6,000,000           4,270
Jiangsu Expressway Co. Ltd., Class H (China)                                                           6,000,000           2,885
International Container Terminal Services, Inc. (Philippines)                                         47,285,000           2,742
Anhui Expressway Co. Ltd., Class H (China)                                                             5,000,000           2,100
SembCorp Logistics Ltd. (Singapore)                                                                    1,634,000           1,747


HEALTH CARE PROVIDERS & SERVICES  -  1.25%
ICON PLC (ADR) (Ireland) (1)                                                                             140,000           6,159
Rhon-Klinikum AG (Germany)                                                                                76,000           4,170
Rhon-Klinikum AG, nonvoting preferred                                                                     21,000           1,124
Sonic Healthcare Ltd. (Australia)                                                                        360,000           2,280


BUILDING PRODUCTS  -  1.18%
Royal Group Technologies Ltd. (Canada) (1)                                                               370,000           3,322
Masonite International Corp. (Canada) (1)                                                                100,000           2,583
Uponor Oyj (Finland)                                                                                      60,000           1,975
Geberit AG (Switzerland)                                                                                   2,700           1,800
Noritz Corp. (Japan)                                                                                      91,000           1,457
Permasteelisa SpA (Italy)                                                                                 60,000           1,032
Ultraframe PLC (United Kingdom)                                                                          350,000             808


PHARMACEUTICALS  -  1.17%
Eon Labs, Inc (USA) (1)                                                                                  160,000           6,549
Recordati SpA (Italy)                                                                                    230,000           4,354
Inspire Pharmaceuticals, Inc. (USA) (1)                                                                  116,000           1,940


TEXTILES, APPAREL & LUXURY GOODS  -  1.03%
Pantaloon Retail (India) Ltd. (India) (4)                                                              1,057,300           7,376
Columbia Sportswear Co. (USA) (1)                                                                         45,000           2,458
Cheil Industries Inc. (South Korea)                                                                       95,000           1,102
Nien Hsing Textile Co., Ltd. (Taiwan)                                                                    500,000             420


AUTO COMPONENTS  -  1.03%
Kumho Industrial Co., Ltd. (South Korea)                                                               1,500,000           9,481
Munchener Ruckversicherungs-Gesellschaft AG (USA) (1)                                                     46,000             852
Cheng Shin Rubber (Xiamen) Ind., Ltd. (Taiwan)                                                           410,000             537
Zhejiang Glass Co. Ltd., Class H (China)                                                               2,113,600             415


ROAD & RAIL  -  1.01%
Northgate PLC (United Kingdom)                                                                           500,000           6,290
Container Corp. of India Ltd. (India)                                                                    240,763           2,938
SIRVA, Inc. (USA) (1)                                                                                     79,400           1,826


TRADING COMPANIES & DISTRIBUTORS  -  1.00%
MSC Industrial Direct Co., Inc., Class A (USA)                                                           205,000           6,732
Hughes Supply, Inc. (USA)                                                                                 40,000           2,357
Hagemeyer NV (Netherlands) (1)                                                                           900,000           1,905


HOUSEHOLD DURABLES  -  0.96%
Yankee Candle Company, Inc. (USA) (1)                                                                    220,000           6,435
Fourlis (Greece)                                                                                         537,100           3,136
Rational AG (Germany)                                                                                     15,000             973


PERSONAL PRODUCTS  -  0.94%
Oriflame Cosmetics SA (Sweden) (1)                                                                       200,000           7,148
Mandom Corp. (Japan)                                                                                     140,500           3,213


WIRELESS TELECOMMUNICATION SERVICES  -  0.80%
Tele Celular Sul Participacoes SA, preferred nominative (ADR) (Brazil)                                   300,000           3,870
Unwired Group Ltd. (Australia) (1)                                                                     6,072,334           2,615
Tele Nordeste Celular Participacoes SA, preferred nominative (ADR) (Brazil)                              100,000           2,300


GAS UTILITIES  -  0.66%
Xinao Gas Holdings Ltd. (Hong Kong) (1)                                                                9,855,000           4,391
International Energy Group Ltd. (United Kingdom)                                                         870,000           2,825


COMPUTERS & PERIPHERALS  -  0.64%
Moser Baer India Ltd. (India)                                                                            820,000           3,204
Infortrend Technology, Inc. (Taiwan) (3)                                                                 950,000           2,785
Anoto Group AB (Sweden) (1)                                                                              536,453           1,034


CONSUMER FINANCE  -  0.60%
NETeller PLC (United Kingdom) (1)                                                                      1,500,000           4,313
Education Lending Group, Inc. (USA) (1)                                                                  124,800           2,215


INSURANCE  -  0.54%
China Insurance International Holdings Co. Ltd. (Hong Kong)                                            5,328,000           2,357
Dongbu Insurance Co., Ltd. (South Korea)                                                                 460,000           1,912
LG Insurance Co., Ltd. (South Korea)                                                                     350,000           1,624


MACHINERY  -  0.54%
Federal Signal Corp. (USA)                                                                               116,500           2,168
Lincoln Electric Holdings, Inc. (USA)                                                                     50,000           1,705
ZENON Environmental Inc. (Canada) (1)                                                                     75,000           1,291
Kaulin Manufacturing Co. Ltd. (Taiwan)                                                                   528,000             724


FOOD PRODUCTS  -  0.51%
Nutreco Holding NV (Netherland)                                                                           64,900           2,140
Binggrae Co., Ltd. (South Korea)                                                                         100,000           1,996
Interstate Bakeries Corp. (USA)                                                                           72,100             782
Yantai North Andre Juice Co., Ltd., Class H (China)                                                    6,260,800             714


PAPER & FOREST PRODUCTS  -  0.51%
M-real Oyj, Class B (Finland)                                                                            257,000           2,329
Sino-Forest Corp., Class A (Canada) (1)                                                                  895,000           1,647
Chung Hwa Pulp Corp. (Taiwan)                                                                          3,300,000           1,573


CONSTRUCTION MATERIALS  -  0.49%
Hanil Cement Co., Ltd. (South Korea)                                                                      57,200           2,194
AMCOL International Corp. (USA)                                                                          100,000           1,895
PT Indocement Tunggal Prakarsa (Indonesia) (1)                                                         8,283,500           1,257


IT SERVICES  -  0.48%
Baycorp Advantage Ltd. (Australia) (1)                                                                 2,600,000           5,272
Socratic Technologies, Inc., Series A, convertible preferred (USA) (1) (2) (3)                           125,000               0


ELECTRICAL EQUIPMENT  -  0.37%
Moatech Co., Ltd. (South Korea)                                                                          304,000           2,129
LG Industrial Systems Co., Ltd. (South Korea) (1)                                                        150,000           1,948


ELECTRIC UTILITIES  -  0.30%
Reliance Energy Ltd. (formerly BSES Ltd.) (India)                                                        207,300           2,557
Tata Power Co. Ltd. (India)                                                                              150,000             757


OFFICE ELECTRONICS  -  0.28%
BOWE SYSTEC AG (Germany)                                                                                  61,800           3,077


LEISURE EQUIPMENT & PRODUCTS  -  0.28%
Photo-Me International PLC (United Kingdom) (1)                                                        1,400,000           2,495
Largan Precision Co., Ltd. (Taiwan)                                                                       55,000             529


THRIFTS & MORTGAGE FINANCE  -  0.27%
Federal Agricultural Mortgage Corp., Class C (USA) (1)                                                    75,000           1,795
Saxon Capital, Inc. (USA) (1)                                                                             50,000           1,142


OTHER INDUSTRIES -  0.47%
Headwaters Inc. (USA) (1)                                                                                 75,000           1,945
Warehouse Group Ltd. (New Zealand)                                                                       655,000           1,758
Singapore Post Private Ltd. (Singapore)                                                                1,500,000             767
Taiwan Green Point Enterprises Co., Ltd. (Taiwan)                                                        212,000             654


MISCELLANEOUS  -  4.44%
Other equity securities in initial period of acquisition                                                                  48,773


TOTAL EQUITY SECURITIES (cost: $850,983,000)                                                                           1,016,630



                                                                                                       Principal          Market
                                                                                                          amount           value
SHORT-TERM SECURITIES - 7.54%                                                                              (000)           (000)

CORPORATE SHORT-TERM NOTES  -  6.46%
Barclays U.S. Funding Corp. 1.13% due 8/6/2004                                                             6,600           6,592
Sheffield Receivables Corp. 1.30% due 7/26/2004 (2)                                                        5,400           5,395
American Honda Finance Corp. 1.24% due 8/11/2004                                                           9,900           9,885
BMW U.S. Capital Corp. 1.06%-1.24% due 7/16-7/26/2004                                                      9,400           9,393
Barton Capital Corp 1.08% due 7/14/2004 (2)                                                                6,300           6,297
CDC Commercial Paper Corp. 1.09% due 7/23/2004 (2)                                                         5,300           5,296
CBA (Delaware) Finance Inc. 1.30% due 9/7/2004                                                             5,200           5,186
Electricite de France 1.18% due 8/5/2004                                                                   5,000           4,994
J.P. Morgan Chase & Co. 1.30% due 8/13/2004                                                                5,000           4,992
Nestle Capital Corp. 1.21%  due 8/26/2004 (2)                                                              4,600           4,590
Clipper Receivables Co., LLC 1.50% due 7/1/2004 (2)                                                        3,000           3,000
Wal-Mart Stores Inc. 1.04% due 7/13/2004 (2)                                                               3,000           2,999
ING (U.S.) Funding  LLC 1.04% due 7/2/2004                                                                 2,300           2,300


U.S. TREASURIES  -  1.08%
U.S. Treasury Bills 0.975%-1.10% due 8/5-8/19/2004                                                        11,900          11,883





TOTAL SHORT-TERM SECURITIES (cost: $82,806,000)                                                                           82,802


TOTAL INVESTMENT SECURITIES (cost: $933,789,000)                                                                       1,099,432
New Taiwanese Dollar (cost: $431,000)                                                                 NT$ 14,640             436
OTHER ASSETS LESS LIABILITIES                                                                                             (1,949)

NET ASSETS                                                                                                            $1,097,919

(1) Security did not produce income during the last 12 months.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.
(3) Valued under fair value procedures adopted by authority of the Board of Trustees.
(4) The fund owns 5.53% of the outstanding voting securities of Pantaloon
    Retail (India) Ltd. and thus is considered an affiliate of this company under the Investment Company Act of 1940.


ADR = American Depositary Receipts

GDR = Global Depositary Receipts


See Notes to Financial Statements



GROWTH FUND                                 Investment portfolio, June 30, 2004
                                                                      unaudited


                                                                                                                      Market
                                                                                                                       value
EQUITY SECURITIES (common & preferred stocks) - 91.25%                                          Shares                 (000)

MEDIA  -  9.83%
Time Warner Inc.  (1)                                                                       25,553,975        $      449,239
News Corp. Ltd., preferred (ADR) (Australia)                                                 7,040,000               231,475
Comcast Corp., Class A, special stock, nonvoting  (1)                                        3,858,300               106,528
Comcast Corp., Class A  (1)                                                                  2,418,615                67,794
UnitedGlobalCom, Inc., Class A  (1)                                                         14,931,201               108,401
Liberty Media Corp., Class A  (1)                                                           11,870,000               106,711
Clear Channel Communications, Inc.                                                           2,362,500                87,294
Cox Communications, Inc., Class A  (1)                                                       2,346,600                65,212
Fox Entertainment Group, Inc., Class A  (1)                                                  1,800,000                48,060
Viacom Inc., Class B, nonvoting                                                              1,050,000                37,506
Gemstar-TV Guide International, Inc.  (1)                                                    5,950,000                28,560
Liberty Media International, Inc., Class A (1)                                                 593,500                22,019
NTL Inc., Series A, warrants, expire 2011  (1)                                                  43,375                   280

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  -  6.84%
Texas Instruments Inc.                                                                       6,650,000               160,797
Maxim Integrated Products, Inc.                                                              2,488,600               130,452
Linear Technology Corp.                                                                      2,225,000                87,821
Applied Materials, Inc.  (1)                                                                 4,348,400                85,316
Micron Technology, Inc.  (1)                                                                 4,525,000                69,278
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)                                        45,395,546                65,450
Xilinx, Inc.                                                                                 1,833,800                61,084
Microchip Technology Inc.                                                                    1,775,000                55,983
Altera Corp.  (1)                                                                            2,425,000                53,883
KLA-Tencor Corp.  (1)                                                                        1,050,000                51,849
Samsung Electronics Co., Ltd. (South Korea)                                                    125,000                51,623
Analog Devices, Inc.                                                                         1,050,000                49,434
VIA Technologies, Inc. (Taiwan)                                                             16,300,000                13,595
Teradyne, Inc.  (1)                                                                            400,000                 9,080

PHARMACEUTICALS  -  5.88%
Forest Laboratories, Inc.  (1)                                                               3,392,900               192,140
AstraZeneca PLC  (United Kingdom)                                                            1,750,000                78,533
AstraZeneca PLC (Sweden)                                                                     1,555,000                70,661
AstraZeneca PLC (ADR) (United Kingdom)                                                         200,000                 9,128
Eli Lilly and Co.                                                                            1,920,000               134,227
Sepracor Inc.  (1)                                                                           1,500,000                79,350
Merck KGaA (Germany)                                                                         1,150,000                69,255
Sanofi-Synthelabo (France)                                                                   1,075,000                68,139
Shionogi & Co., Ltd. (Japan)                                                                 2,300,000                39,466
American Pharmaceutical Partners, Inc.  (1)                                                  1,275,000                38,734
Pfizer Inc                                                                                     550,000                18,854
Allergan, Inc.                                                                                 160,000                14,323

INTERNET & CATALOG RETAIL  -  4.84%
InterActiveCorp  (1)                                                                        12,823,000               386,485
eBay Inc.  (1)                                                                               2,018,600               185,610
Amazon.com, Inc.  (1)                                                                        1,800,000                97,920

OIL & GAS  -  4.53%
Burlington Resources Inc.                                                                    3,720,000               134,590
Devon Energy Corp.                                                                           1,704,536               112,499
Murphy Oil Corp.                                                                             1,449,400               106,821
EOG Resources, Inc.                                                                          1,325,000                79,116
Pogo Producing Co.                                                                             927,500                45,818
Canadian Natural Resources, Ltd. (Canada)                                                    1,080,000                32,361
Cross Timbers Oil Co.                                                                        1,000,000                29,790
Exxon Mobil Corp.                                                                              550,000                24,425
Premcor Inc.  (1)                                                                              625,000                23,437
Petro-Canada (Canada)                                                                          449,800                19,401
BG Group PLC (United Kingdom)                                                                3,050,000                18,796

ENERGY EQUIPMENT & SERVICES  -  4.11%
Schlumberger Ltd.                                                                            2,463,000               156,425
Rowan Companies, Inc.  (1)                                                                   4,275,000               104,011
Halliburton Co.                                                                              2,680,000                81,097
Noble Corp.  (1)                                                                             2,075,000                78,622
Diamond Offshore Drilling, Inc.                                                              2,585,000                61,601
BJ Services Co.  (1)                                                                         1,200,000                55,008
Baker Hughes Inc.                                                                              858,800                32,334

INSURANCE  -  3.94%
American International Group, Inc.                                                           5,075,000               361,746
XL Capital Ltd., Class A                                                                     1,270,000                95,834
Chubb Corp.                                                                                  1,000,000                68,180
Marsh & McLennan Companies, Inc.                                                               253,600                11,508
Arthur J. Gallagher & Co.                                                                      270,000                 8,221

SOFTWARE  -  3.49%
Microsoft Corp.                                                                              9,665,000               276,032
Compuware Corp. (1)                                                                         11,076,500                73,105
PeopleSoft, Inc.  (1)                                                                        3,027,628                56,011
Cadence Design Systems, Inc.  (1)                                                            3,085,200                45,136
Mentor Graphics Corp.  (1)                                                                   1,350,000                20,884
Oracle Corp.  (1)                                                                              950,000                11,333

HOTELS, RESTAURANTS & LEISURE  -  3.40%
Carnival Corp., units                                                                        4,307,800               202,467
Harrah's Entertainment, Inc.                                                                 1,964,900               106,301
Starbucks Corp.  (1)                                                                         2,330,000               101,308
Applebee's International, Inc.                                                               2,610,000                60,082

BIOTECHNOLOGY  -  3.17%
Biogen Idec Inc.  (1)                                                                        2,555,000               161,604
Amgen Inc.  (1)                                                                              2,675,000               145,975
Gilead Sciences, Inc.  (1)                                                                   1,310,000                87,770
Celgene Corp.  (1)                                                                             500,000                28,630
Millennium Pharmaceuticals, Inc.  (1)                                                        1,000,000                13,800

INTERNET SOFTWARE & SERVICES  -  2.83%
Yahoo! Inc.  (1)                                                                             7,832,400               284,551
T-Online International AG (Germany) (1)                                                      5,200,000                59,278
SINA Corp. (formerly SINA.com) (Hong Kong) (1)                                               1,150,000                37,938
Homestore, Inc.  (1)                                                                         2,400,000                 9,576

TOBACCO  -  2.67%
Altria Group, Inc.                                                                           7,380,000               369,369

SPECIALTY RETAIL  -  2.44%
Lowe's Companies, Inc.                                                                       2,766,500       $       145,380
Michaels Stores, Inc.                                                                        1,970,000               108,350
Limited Brands, Inc.                                                                         2,200,000                41,140
Yamada Denki Co., Ltd. (Japan)                                                                 838,000                31,196
Office Depot, Inc.  (1)                                                                        600,000                10,746

INDUSTRIAL CONGLOMERATES  -  2.26%
Tyco International Ltd.                                                                      6,890,000               228,335
General Electric Co.                                                                         2,615,000                84,726

MULTILINE RETAIL  -  2.11%
Target Corp.                                                                                 5,315,000               225,728
Kohl's Corp.  (1)                                                                            1,565,000                66,168

BEVERAGES  -  2.09%
Anheuser-Busch Companies, Inc.                                                               2,025,000               109,350
PepsiCo, Inc.                                                                                1,720,000                92,674
Coca-Cola Co.                                                                                1,157,000                58,405
Constellation Brands, Inc., Class A  (1)                                                       775,000                28,776

WIRELESS TELECOMMUNICATION SERVICES  -  2.05%
Vodafone Group PLC (ADR) (United Kingdom)                                                    6,070,000               134,147
Vodafone Group PLC                                                                          30,852,000                67,575
AT&T Wireless Services, Inc.  (1)                                                            4,069,500                58,275
China Unicom Ltd. (China)                                                                   29,104,000                22,950

THRIFTS & MORTGAGE FINANCE  -  1.83%
Fannie Mae                                                                                   2,077,000               148,215
Freddie Mac                                                                                  1,650,000               104,445

COMMUNICATIONS EQUIPMENT  -  1.80%
Corning Inc.  (1)                                                                            9,550,000               124,723
QUALCOMM Inc.                                                                                  979,700                71,499
Cisco Systems, Inc.  (1)                                                                     2,197,400                52,078

IT SERVICES  -  1.78%
First Data Corp.                                                                             2,800,000               124,656
Sabre Holdings Corp., Class A                                                                1,760,126                48,773
Paychex, Inc.                                                                                  975,000                33,033
Ceridian Corp.  (1)                                                                          1,000,000                22,500
Automatic Data Processing, Inc.                                                                400,000                16,752

AIRLINES  -  1.60%
Southwest Airlines Co.                                                                       7,870,300               131,985
Ryanair Holdings PLC (ADR) (Ireland) (1)                                                     1,610,000                52,776
JetBlue Airways Corp.  (1)                                                                   1,250,000                36,725

AIR FREIGHT & LOGISTICS  -  1.44%
FedEx Corp.                                                                                  1,675,000               136,831
United Parcel Service, Inc., Class B                                                           821,200                61,730

HEALTH CARE EQUIPMENT & SUPPLIES  -  1.39%
Kinetic Concepts, Inc.  (1)                                                                  1,466,800                73,193
Medtronic, Inc.                                                                              1,500,000                73,080
St. Jude Medical, Inc.  (1)                                                                    615,000                46,525

FOOD & STAPLES RETAILING  -  1.27%
Walgreen Co.                                                                                 2,250,000                81,472
Whole Foods Market, Inc.                                                                       525,000                50,111
Performance Food Group Co.  (1)                                                              1,650,000                43,791

COMMERCIAL SERVICES & SUPPLIES  -  1.12%
Monster Worldwide Inc.  (1)                                                                  3,100,000                79,732
Allied Waste Industries, Inc.  (1)                                                           3,423,400                45,120
Robert Half International Inc.                                                                 800,000                23,816
United Rentals, Inc.  (1)                                                                      385,600                 6,898

DIVERSIFIED TELECOMMUNICATION SERVICES  -  1.05%
Telefonica, SA (ADR) (Spain)                                                                 1,500,000                66,945
Sprint Corp. - FON Group                                                                     2,900,000                51,040
Deutsche Telekom AG (Germany) (1)                                                            1,500,000                26,352
AT&T Corp.                                                                                      50,000                   731

HEALTH CARE PROVIDERS & SERVICES  -  0.99%
Express Scripts, Inc.  (1)                                                                   1,724,000               136,593

AEROSPACE & DEFENSE  -  0.87%
Boeing Co.                                                                                   1,165,000                59,520
Northrop Grumman Corp.                                                                         690,000                37,053
General Dynamics Corp.                                                                         150,000                14,895
Raytheon Co.                                                                                   246,000                 8,799

MACHINERY  -  0.73%
Illinois Tool Works Inc.                                                                     1,059,800               101,624

ELECTRONIC EQUIPMENT & INSTRUMENTS  -  0.68%
Solectron Corp.  (1)                                                                         4,700,000                30,409
Flextronics International Ltd. (1)                                                           1,250,000                19,938
Sanmina-SCI Corp.  (1)                                                                       1,430,000                13,013
Hon Hai Precision Industry Co., Ltd. (Taiwan)                                                2,850,000                10,612
Murata Manufacturing Co., Ltd. (Japan)                                                         180,000                10,241
Hirose Electric Co., Ltd. (Japan)                                                               75,000                 8,225
Jabil Circuit, Inc.  (1)                                                                        60,000                 1,511

COMMERCIAL BANKS  -  0.62%
SMFG Finance (Cayman) Ltd. 2.25% mandatorily exchangeable preferred 2005,
   units (Japan)                                                                         2,856,000,000                62,760
Wells Fargo & Co.                                                                              400,000                22,892

COMPUTERS & PERIPHERALS  -  0.53%
Fujitsu Ltd. (Japan)                                                                         4,180,000                29,401
Sun Microsystems, Inc.  (1)                                                                  4,453,600                19,329
International Business Machines Corp.                                                          145,000                12,782
Hewlett-Packard Co.                                                                            284,625                 6,006
Dell Inc.  (1)                                                                                 160,000                 5,731

DIVERSIFIED FINANCIAL SERVICES  -  0.50%
CapitalSource Inc.  (1)                                                                      1,746,300                42,697
Citigroup Inc.                                                                                 575,000                26,738

METALS & MINING  -  0.44%
Freeport-McMoRan Copper & Gold Inc., Class B                                                 1,375,000                45,581
Rio Tinto PLC (United Kingdom)                                                                 625,000                15,033

AUTO COMPONENTS  -  0.40%
Magna International Inc., Class A (Canada)                                                     650,000                55,361

CONSUMER FINANCE  -  0.38%
Capital One Financial Corp.                                                                    460,000                31,455
American Express Co.                                                                           420,000                21,580

HOUSEHOLD DURABLES  -  0.38%
Yankee Candle Company, Inc.  (1)                                                             1,800,000                52,650

AUTOMOBILES  -  0.30%
Harley-Davidson Motor Co.                                                                      672,800                41,673

REAL ESTATE  -  0.27%
Sumitomo Realty & Development Co., Ltd. (Japan)                                              3,000,000                37,099

OTHER INDUSTRIES  -  1.09%
MSC Industrial Direct Co., Inc., Class A                                                       850,000                27,914
Bank of New York Co., Inc.                                                                     900,000                26,532
Valspar Corp.                                                                                  466,100                23,487
Questar Corp.                                                                                  600,000                23,184
Procter & Gamble Co.                                                                           380,000                20,687
Wm. Wrigley Jr. Co.                                                                            268,400                16,923
General Mills, Inc.                                                                            265,000                12,595

MISCELLANEOUS  -  3.31%
Other equity securities in initial period of acquisition                                                             457,712

TOTAL EQUITY SECURITIES (cost: $10,394,091,000)                                                                   12,620,023


                                                                                             Principal                Market
                                                                                                amount                 value
BONDS & NOTES - 0.01%                                                                            (000)                 (000)

MEDIA  -  0.01%
AOL Time Warner Inc. 5.625% 2005                                                               $ 1,960                 2,008

TOTAL BONDS & NOTES (cost: $1,918,000)                                                                                 2,008


                                                                                             Principal                Market
                                                                                                amount                 value
SHORT-TERM SECURITIES - 9.25%                                                                    (000)                 (000)

CORPORATE SHORT-TERM NOTES  -  6.64%
Pfizer Inc 1.07%-1.45% due 7/23-9/21/2004 (2)                                                   90,700                90,539
J.P. Morgan Chase & Co. 1.04%-1.45% due 7/6-9/17/2004                                           85,700                85,535
Coca-Cola Co. 1.22%-1.25% due 8/20-8/27/2004                                                    85,300                85,133
Ciesco LLP 1.09% due 7/16/2004                                                                  41,800                41,780
CAFCO, LLC 1.12% due 7/21/2004 (2)                                                              39,200                39,174
Clipper Receivables Co., LLC 1.06%-1.50% due 7/1-7/19/2004 (2)                                  75,200                75,176
Receivables Capital Corp., LLC 1.06%-1.21% due 7/13-7/20/2004 (2)                               71,800                71,764
Variable Funding Capital Corp. 1.10%-1.27% due 7/14-8/10/2004 (2)                               60,000                59,949
IBM Credit Corp. 1.04% due 7/12-7/16/2004                                                       45,400                45,383
Gannett Co. 1.15% due 7/28/2004 (2)                                                             43,882                43,843
Netjets Inc. 1.06%-1.16% due 7/15-8/17/2004 (2)                                                 38,800                38,750
Procter & Gamble Co. 1.06%-1.24% due 7/8-9/1/2004 (2)                                           38,400                38,354
Park Avenue Receivables Corp. 1.24% due 7/27/2004 (2)                                           30,700                30,671
Wal-Mart Stores Inc. 1.04%-1.10% due 7/13-8/24/2004 (2)                                         30,000                29,960
Colgate-Palmolive Co. 1.00% due 7/9/2004 (2)                                                    25,000                24,994
Triple-A One Funding Corp. 1.10% due 7/9/2004 (2)                                               23,060                23,054
DuPont (E.I.) de Nemours & Co. 1.09%-1.16% due 7/26-7/29/2004                                   22,000                21,981
FCAR Owner Trust I 1.45% due 9/16/2004                                                          18,900                18,839
Verizon Network Funding Corp. 1.09% due 7/22/2004                                               16,100                16,089
Edison Asset Securitization LLC 1.47% due 9/13/2004 (2)                                         13,000                12,961
Private Export Funding Corp. 1.05% due 7/28/2004 (2)                                            12,000                11,989
Abbott Laboratories Inc. 1.26% due 7/27/2004 (2)                                                10,000                 9,991
Three Pillars Funding Corp. 1.22% due 7/19/2004 (2)                                              2,600                 2,598

FEDERAL AGENCY DISCOUNT NOTES  -  1.31%
Fannie Mae 1.12%-1.29% due 8/11-8/30/2004                                                       52,000                51,900
Freddie Mac 1.20%-1.27% due 8/20-8/27/2004                                                      51,700                51,602
Federal Farm Credit Banks 1.02%-1.38% due 8/16-9/17/2004                                        34,600                34,527
International Bank for Reconstruction and Development 1.24% due 8/19/2004                       21,600                21,563
Federal Home Loan Bank 1.27% due 8/20/2004                                                      21,200                21,162

U.S. TREASURIES  -  1.08%
U.S. Treasury Bills 1.04%-1.21% due 8/5-9/2/2004                                               149,900               149,693

CERTIFICATES OF DEPOSIT  -  0.22%
State Street Bank & Trust 1.10% due 7/23/2004                                                   30,000                30,000

Total short-term securities (cost: $1,279,009,000)                                                                 1,278,954

Total investment securities (cost: $11,675,018,000)                                                               13,900,985

New Taiwanese Dollar (cost: $2,771,000)                                                      NT$93,222                 2,777

Other assets less liabilities                                                                                        (73,483)

Net assets                                                                                                       $13,830,279

(1) Security did not produce income during the last 12 months.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.

ADR = American Depositary Receipts

See Notes to Financial Statements





INTERNATIONAL FUND                         Investment portfolio, June 30, 2004


                                                                                                     Shares or            Market
                                                                                                     principal             value
EQUITY SECURITIES - 85.31%                                                                              amount             (000)

COMMERCIAL BANKS  -  11.30%
Mizuho Financial Group, Inc. (Japan)                                                                    11,725    $       53,086
Sumitomo Mitsui Financial Group, Inc. (Japan)                                                            4,300            29,419
SMFG Finance (Cayman) Ltd. 2.25% mandatorily exchangeable preferred 2005, units
   (Japan) (1)                                                                                     360,000,000             7,911
Societe Generale (France)                                                                              393,000            33,397
ABN AMRO Holding NV (Netherlands)                                                                    1,354,860            29,637
Allied Irish Banks, PLC (Ireland)                                                                    1,829,515            28,267
Bayerische Hypo- und Vereinsbank AG (Germany) (2)                                                    1,525,000            27,125
HSBC Holdings PLC (United Kingdom)                                                                   1,793,188            26,689
Malayan Banking Bhd. (Malaysia)                                                                      9,500,000            25,250
Svenska Handelsbanken Group, Class A (Sweden)                                                        1,165,000            23,374
St. George Bank Ltd. (Australia)                                                                     1,164,000            17,798
Shinhan Financial Group Co., Ltd. (South Korea)                                                      1,213,070            17,645
Bank of Nova Scotia (Canada)                                                                           600,000            16,080
UFJ Holdings, Inc. (Japan) (2)                                                                           2,887            12,728
Kookmin Bank (South Korea) (2)                                                                         390,000            12,122
Westpac Banking Corp. (Australia)                                                                      600,000             7,333
Royal Bank of Scotland Group PLC (United Kingdom)                                                      250,000             7,201
Unibanco-Uniao de Bancos Brasileiros SA units, (GDR) (Brazil)                                          360,000             7,117


DIVERSIFIED TELECOMMUNICATION SERVICES  -  7.55%
Telekom Austria AG (Austria)                                                                         6,554,957           100,083
Royal KPN NV (Netherlands)                                                                           6,692,300            50,968
Telefonica, SA (Spain)                                                                               3,053,402            45,134
Telenor ASA (Norway)                                                                                 2,561,500            17,789
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B
   (Indonesia)                                                                                      19,512,500            15,369
Telefonos de Mexico, SA de CV, Class L (ADR) (Mexico)                                                  230,000             7,652
Telecom Italia SpA, nonvoting (Italy)                                                                3,000,000             6,624
Deutsche Telekom AG (Germany) (2)                                                                      372,500             6,544
COLT Telecom Group PLC 2.00% convertible note 2006 (United Kingdom) (1)                       Euro   2,400,000             3,212
Singapore Telecommunications Ltd. (Singapore)                                                        1,550,000             2,026
Bayan Telecommunications Holdings Corp., Class A (Philippines) (1) (2) (3)                              43,010                 -
Bayan Telecommunications Holdings Corp., Class B (1) (2) (3)                                            14,199                 -


PHARMACEUTICALS  -  6.45%
Novo Nordisk A/S, Class B (Denmark)                                                                  1,056,000            54,391
Shionogi & Co., Ltd. (Japan)                                                                         2,933,000            50,327
AstraZeneca PLC (Sweden)                                                                               707,500            32,150
AstraZeneca PLC  (United Kingdom)                                                                      322,500            14,472
Sanofi-Synthelabo (France)                                                                             538,500            34,133
UCB NV (Belgium)                                                                                       306,924            14,294
H. Lundbeck A/S (Denmark)                                                                              420,953             9,169
Elan Corp., PLC (ADR) (Ireland) (2)                                                                    370,000             9,154


OIL & GAS  -  6.32%
Husky Energy Inc. (Canada)                                                                           2,250,000            43,179
Norsk Hydro AS (Norway)                                                                                575,000            37,322
"Shell" Transport and Trading Co., PLC (United Kingdom)                                              2,626,500            19,271
"Shell" Transport and Trading Co., PLC (ADR)                                                           320,000            14,304
Petro-Canada (Canada)                                                                                  740,000            31,918
Canadian Natural Resources, Ltd. (Canada)                                                              800,000            23,971
Nexen Inc. (Canada)                                                                                    425,489            16,553
BG Group PLC (United Kingdom)                                                                        2,140,000            13,188
Petroleo Brasileiro SA - Petrobras, ordinary nominative (ADR) (Brazil)                                 255,000             7,158
ENI SpA (Italy)                                                                                        350,000             6,949


FOOD PRODUCTS  -  4.59%
Nestle SA (Switzerland)                                                                                253,070            67,491
Unilever NV (Netherlands)                                                                              294,000            20,066
Unilever NV (New York registered)                                                                      200,000            13,702
Koninklijke Numico NV, Class C (Netherlands) (2)                                                       944,900            30,360
Groupe Danone (France)                                                                                 242,400            21,145
Nissin Food Products Co., Ltd. (Japan)                                                                 100,000             2,579


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  -  3.72%
Rohm Co., Ltd. (Japan)                                                                                 392,700            46,910
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)                                                22,193,102            31,997
Tokyo Electron Ltd. (Japan)                                                                            541,000            30,284
STMicroelectronics NV (France)                                                                         450,000             9,871
Samsung Electronics Co., Ltd. (South Korea)                                                             16,000             6,608


BEVERAGES  -  3.64%
Orkla AS (Norway)                                                                                    2,037,942            50,944
Southcorp Ltd. (Australia) (2)                                                                      17,444,222            38,036
Heineken NV (Netherlands)                                                                              800,000            26,288
Coca-Cola HBC SA (Greece)                                                                              250,000             5,840
Foster's Group Ltd. (Australia)                                                                        612,013             2,006


ELECTRONIC EQUIPMENT & INSTRUMENTS  -  3.59%
Murata Manufacturing Co., Ltd. (Japan)                                                                 629,600            35,819
Hirose Electric Co., Ltd. (Japan)                                                                      198,300            21,747
Hoya Corp. (Japan)                                                                                     183,400            19,157
Samsung Electro-Mechanics Co., Ltd. (South Korea) (2)                                                  650,000            18,431
Hon Hai Precision Industry Co., Ltd. (Taiwan)                                                        2,400,000             8,937
TDK Corp. (Japan)                                                                                       90,000             6,816
Samsung SDI Co., Ltd. (South Korea)                                                                     50,000             5,260
Oki Electric Industry Co., Ltd. (Japan) (2)                                                            785,000             3,152
Orbotech Ltd. (Israel) (2)                                                                             100,000             2,035


MEDIA  -  3.46%
News Corp. Ltd. (ADR) (Australia)                                                                      462,000            16,364
News Corp. Ltd., preferred                                                                           1,159,531             9,461
News Corp. Ltd., preferred (ADR)                                                                        52,700             1,733
News Corp. Ltd.                                                                                        100,425               884
Reed Elsevier Inc. (United Kingdom)                                                                  2,720,000            26,445
Grupo Televisa, SA, ordinary participation certificates (ADR) (Mexico)                                 395,000            17,882
Mediaset SpA (Italy)                                                                                 1,250,000            14,249
Pearson PLC (United Kingdom)                                                                           750,000             9,115
Elsevier NV (Netherlands)                                                                              501,319             7,038
Nippon Television Network Corp. (Japan)                                                                 42,000             6,876
Publishing & Broadcasting Ltd. (Australia)                                                             375,000             3,346
SET Satellite (Singapore) Pte. Ltd. (India) (1) (2) (3)                                                800,276             2,372
SET India Ltd. (India) (1) (2) (3)                                                                      32,200             1,202
KirchMedia GmbH & Co. KGaA, nonvoting (Germany) (1) (2) (3)                                            675,511                 -


WIRELESS TELECOMMUNICATION SERVICES  -  3.21%
Vodafone Group PLC (United Kingdom)                                                                 17,300,000            37,892
China Unicom Ltd. (China)                                                                           27,758,200            21,888
KDDI Corp. (Japan)                                                                                       3,594            20,513
America Movil SA de CV, Series L (ADR) (Mexico)                                                        480,000            17,458
COSMOTE Mobile Telecommunications SA (Greece)                                                          330,000             5,179
SK Telecom Co., Ltd. (ADR) (South Korea)                                                               220,500             4,628
Bouygues SA (France)                                                                                    27,700               927


SPECIALTY RETAIL  -  2.57%
Kingfisher PLC (United Kingdom)                                                                      4,929,158            25,594
Dixons Group PLC (United Kingdom)                                                                    6,342,341            19,011
Yamada Denki Co., Ltd. (Japan)                                                                         425,000            15,821
FAST RETAILING CO., LTD. (Japan)                                                                       180,100            14,546
INDITEX SA (Spain)                                                                                     492,777            11,307
Kesa Electricals PLC (United Kingdom)                                                                   96,950               509


AUTOMOBILES  -  2.13%
Honda Motor Co., Ltd. (Japan)                                                                          604,500            29,083
Suzuki Motor Corp. (Japan)                                                                             870,000            15,294
Bayerische Motoren Werke AG (Germany)                                                                  245,000            10,841
Toyota Motor Corp. (Japan)                                                                             230,000             9,298
Renault SA (France)                                                                                     60,650             4,619
Fuji Heavy Industries Ltd. (Japan)                                                                     500,000             2,799


TEXTILES, APPAREL & LUXURY GOODS  -  2.07%
Cie. Financiere Richemont AG, units, Class A (Switzerland)                                           2,683,006            70,053


METALS & MINING  -  2.05%
Cia. Vale do Rio Doce, ordinary nominative, (ADR) (Brazil)                                             448,500            21,326
Cia. Vale do Rio Doce, preferred nominative, Class A                                                   298,000            11,600
Xstrata PLC (United Kingdom)                                                                         1,062,339            14,202
BHP Billiton PLC (United Kingdom)                                                                    1,500,000            13,019
WMC Resources Ltd (Australia)                                                                        2,304,495             7,873
Alumina Ltd. (Australia)                                                                               329,500             1,208


CONSTRUCTION MATERIALS  -  1.66%
Siam Cement PCL (Thailand)                                                                           2,620,000            15,642
Holcim Ltd. (Switzerland)                                                                              285,714            15,536
Cemex, SA de CV, ordinary participation certificates, units (ADR) (Mexico)                             450,937            13,122
Boral Ltd. (Australia)                                                                               2,605,922            11,690


CHEMICALS  -  1.63%
Nitto Denko Corp. (Japan)                                                                              726,200            37,064
Potash Corp. of Saskatchewan Inc. (Canada)                                                             185,000            17,926


INSURANCE  -  1.58%
Mitsui Sumitomo Insurance Co., Ltd. (Japan)                                                          3,180,000            29,813
PartnerRe Holdings Ltd. (Polynational)                                                                 416,300            23,617


FOOD & STAPLES RETAILING  -  1.46%
Wal-Mart de Mexico, SA de CV, Series V (Mexico)                                                      7,130,120            21,190
Coles Myer Ltd. (Australia)                                                                          2,695,767            16,080
AEON CO., LTD. (Japan)                                                                                 123,000             4,928
Woolworths Ltd. (Australia)                                                                            580,491             4,595
Koninklijke Ahold NV (Netherlands) (2)                                                                 330,700             2,595


BUILDING PRODUCTS  -  1.31%
Asahi Glass Co., Ltd. (Japan)                                                                        2,029,000            21,064
Toto Ltd (Japan)                                                                                     1,600,000            16,800
ASSA ABLOY AB, Class B (Sweden)                                                                        500,000             6,394


COMMERCIAL SERVICES & SUPPLIES  -  1.27%
Adecco SA (Switzerland) (2)                                                                            600,000            29,895
Brambles Industries Ltd. (Australia)                                                                 2,000,000             8,333
Vedior NV (Netherlands)                                                                                270,200             3,938
Securitas AB, Class B (Sweden)                                                                          55,000               687


ELECTRIC UTILITIES  -  1.21%
Scottish Power PLC (United Kingdom)                                                                  4,487,424            32,457
E.ON AG (Germany)                                                                                      115,000             8,297


COMPUTERS & PERIPHERALS  -  1.08%
Quanta Computer Inc. (Taiwan)                                                                        4,078,415             8,687
Quanta Computer Inc. (GDR) (1) (2)                                                                     716,000             7,411
Fujitsu Ltd. (Japan)                                                                                 2,000,000            14,067
NEC Corp. (Japan)                                                                                      925,000             6,498



HEALTH CARE PROVIDERS & SERVICES  -  0.82%
Fresenius Medical Care AG, preferred (Germany)                                                         519,000            27,776


AIR FREIGHT & LOGISTICS  -  0.81%
Yamato Transport Co., Ltd. (Japan)                                                                   1,690,000            27,530


HOUSEHOLD DURABLES  -  0.68%
Daiwa House Industry Co., Ltd. (Japan)                                                               1,090,000            12,622
Sony Corp. (Japan)                                                                                     200,000             7,519
Daito Trust Construction Co., Ltd. (Japan)                                                              76,000             2,920



HOTELS, RESTAURANTS & LEISURE  -  0.64%
Hilton Group PLC (United Kingdom)                                                                    4,323,100            21,643


THRIFTS & MORTGAGE FINANCE  -  0.62%
Housing Development Finance Corp. Ltd. (India) (1)                                                   1,866,000            20,999


OFFICE ELECTRONICS  -  0.59%
Canon, Inc. (Japan)                                                                                    378,000            19,880


DIVERSIFIED FINANCIAL SERVICES  -  0.53%
ING Groep NV (Netherlands)                                                                             759,310            17,921


CONSUMER FINANCE  -  0.47%
ORIX Corp. (Japan)                                                                                     140,000            16,007


MACHINERY  -  0.46%
Metso Oyj (Finland)                                                                                    630,000             7,971
FANUC LTD (Japan)                                                                                      104,200             6,205
Volvo AB, Class B (Sweden)                                                                              39,425             1,372


GAS UTILITIES  -  0.46%
Gas Natural SDG, SA (Spain)                                                                            325,000             7,785
Hong Kong and China Gas Co. Ltd. (Hong Kong)                                                         4,700,000             7,744


AIRLINES  -  0.45%
Qantas Airways Ltd. (Australia)                                                                      6,250,438            15,278

TRADING COMPANIES & DISTRIBUTORS  -  0.43%
Mitsubishi Corp. (Japan)                                                                             1,500,000            14,543


OTHER  -  1.00%
Continental AG (Germany)                                                                               156,130             7,530
Deutsche Bank AG (Germany)                                                                              79,000             6,207
National Grid Transco PLC (United Kingdom)                                                             800,000             6,175
Johnson Electric Holdings Ltd. (Hong Kong)                                                           5,000,000             5,097
Kimberly-Clark de Mexico, SA de CV, Class A, ordinary participation
   certificates (Mexico)                                                                             1,600,000             4,366
Uni-Charm Corp. (Japan)                                                                                 78,500             3,906
Lumenis Ltd. (Israel) (2)                                                                              355,000               447
Zhejiang Expressway Co. Ltd., Class H (China)                                                          248,000               176


MISCELLANEOUS  -  3.50%
Other equity securities in initial period of acquisition                                                                 118,335


TOTAL EQUITY SECURITIES (cost: $2,331,218,000)                                                                         2,884,699





                                                                                                     Principal            Market
                                                                                                        amount             value
SHORT-TERM SECURITIES - 13.93%                                                                           (000)             (000)

CORPORATE SHORT-TERM NOTES  -  12.60%
Toyota Motor Credit Corp. 1.08%-1.25%
  due 7/9-8/24/2004                                                                                     45,000            44,944
DaimlerChrysler Revolving Auto Conduit LLC, Series II 1.22% due 7/15/2004                               35,000            34,982
Credit Lyonnais N.A. Inc. 1.05%-1.17%
  due 7/1-8/4/2004                                                                                      34,000            33,994
HBOS Treasury Services PLC 1.19%-1.33%
  due 8/3-8/17/2004                                                                                     30,000            29,958
Sheffield Receivables Corp. 1.11%-1.30%
  due 7/9-7/26/2004 (1)                                                                                 25,900            25,882
Old Line Funding, LLC 1.05% due 7/8/2004 (1)                                                            25,800            25,794
Mont Blanc Capital Corp. 1.11% due 7/13/2004 (1)                                                        25,000            24,990
Stadshypotek Delaware Inc. 1.22% due 8/10/2004 (1)                                                      25,000            24,964
Amsterdam Funding Corp. 1.06%-1.14%
  due 7/7-7/23/2004 (1)                                                                                 23,400            23,390
Receivables Capital Corp., LLC 1.06% due 7/13/2004 (1)                                                  22,132            22,123
Coca-Cola Co. 1.27% due 8/27/2004                                                                       20,900            20,855
Societe General North America 1.45% due 9/14/2004                                                       20,000            19,937
Alcon Capital Corp.  1.04%-1.05%
  due 7/1-7/15/2004 (1)                                                                                 17,900            17,896
European Investment Bank 1.10% due 7/16/2004                                                            16,300            16,292
Siemens Capital Co. LLC 1.25% due 8/20/2004                                                             15,000            14,973
BMW U.S. Capital Corp. 1.06%-1.24%
  due 7/16-7/26/2004                                                                                    11,500            11,491
Dexia Delaware LLC 1.24% due 7/23/2004                                                                  10,000             9,992
Spintab AB (Swedmortgage) 1.31% due 8/10/2004                                                            9,000             8,987
CDC Commercial Paper Corp. 1.19% due 7/14/2004 (1)                                                       8,000             7,996
Ciesco LLC 1.26% due 8/13/2004 (1)                                                                       6,800             6,789


FEDERAL AGENCY DISCOUNT NOTES  -  1.03%
Freddie Mac 1.20% due 8/20/2004                                                                         19,900            19,864
Federal Home Loan Bank 1.07%-1.26% due 7/28/2004                                                        15,000            14,986


U.S. TREASURIES  -  0.30%
U.S. Treasury Bills 1.105% due 8/5/2004                                                                 10,000             9,989



TOTAL SHORT-TERM SECURITIES (cost: $471,081,000)                                                                         471,068


TOTAL INVESTMENT SECURITIES (cost: $2,802,299,000)                                                                     3,355,767
New Taiwanese Dollar (cost: $1,725,000)                                                              NT$57,175             1,703
OTHER ASSETS LESS LIABILITIES                                                                                             23,922

NET ASSETS                                                                                                            $3,381,392

(1) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.
(2) Security did not produce income during the last 12 months.
(3) Valued under fair value procedures adopted by authority of the Board of Trustees.


ADR = American Depositary Receipts
GDR = Global Depositary Receipts

See Notes to Financial Statements



NEW WORLD FUND
                                       Investment portfolio as of June 30, 2004
                                                                      unaudited


                                                                                        Shares or principal      Market value
EQUITY SECURITIES                                                                                   amount              (000)
(common and preferred stocks and convertible debentures) -78.53%

COMMERCIAL BANKS  -  9.60%
OTP Bank Rt. (Hungary)                                                                              274,000     $       5,599
Erste Bank der oesterreichischen Sparkassen AG (Austria)                                             23,900             3,754
PT Bank Rakyat Indonesia (Indonesia) (1)                                                         19,949,500             3,557
HSBC Holdings PLC (United Kingdom)                                                                  152,702             2,301
Bank Polska Kasa Opieki SA (Poland)                                                                  66,000             2,202
Bank Zachodni WBK SA (Poland)                                                                        89,697             2,103
Allied Irish Banks, PLC (Ireland)                                                                   101,675             1,571
HDFC Bank Ltd. (India)                                                                              186,500             1,501
Banco Itau Holding Financeira SA, preferred nominative (Brazil)                                  14,400,000             1,339
Shinhan Financial Group Co., Ltd. (South Korea)                                                      90,800             1,321
ICICI Bank Ltd. (India)                                                                             229,174             1,219
ICICI Bank Ltd. (ADR)                                                                                 8,000                97
Unibanco-Uniao de Bancos Brasileiros SA, units (GDR) (Brazil)                                        60,000             1,186
Itausa - Investimentos Itau SA, preferred nominative (Brazil)                                       896,838             1,042
United Overseas Bank Ltd. (Singapore)                                                               100,000               778
Kookmin Bank (South Korea) (1)                                                                       23,000               715
Bank of the Philippine Islands (Philippines)                                                        644,616               495


DIVERSIFIED TELECOMMUNICATION SERVICES  -  5.48%
Philippine Long Distance Telephone Co. (Philippines) (1)                                            190,000             3,899
Portugal Telecom, SGPS, SA (Portugal)                                                               305,000             3,291
Telefonica, SA (Spain)                                                                              204,172             3,018
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B
   (Indonesia)                                                                                    3,020,000             2,379
Magyar Tavkozlesi Rt. (ADR) (Hungary)                                                                60,000             1,219
CESKY TELECOM, AS (Czech Republic)                                                                   83,000             1,013
KT Corp. (ADR) (South Korea)                                                                         50,000               902
Telefonos de Mexico, SA de CV, Class L (ADR) (Mexico)                                                25,000               832
Cia. de Telecomunicaciones de Chile SA (ADR) (Chile)                                                 60,000               731
Telenor ASA (Norway)                                                                                 40,000               278


BEVERAGES  -  4.82%
Cia. de Bebidas das Americas - AmBev, preferred nominative (ADR) (Brazil)                           165,800             3,328
Anheuser-Busch Companies, Inc. (USA)                                                                 45,000             2,430
Orkla AS (Norway)                                                                                    96,142             2,403
Fomento Economico Mexicano, SA de CV (ADR) (Mexico)                                                  52,000             2,384
PepsiCo, Inc. (USA)                                                                                  33,900             1,827
Coca-Cola Co. (USA)                                                                                  22,000             1,111
Heineken NV (Netherlands)                                                                            31,250             1,027
Coca-Cola HBC SA (Greece)                                                                            40,000               934


PHARMACEUTICALS  -  4.33%
Ranbaxy Laboratories Ltd. (India)                                                                   179,000             3,544
Novo Nordisk A/S, Class B (Denmark)                                                                  59,060             3,042
Teva Pharmaceutical Industries Ltd. (ADR) (Israel)                                                   32,000             2,153
Dr. Reddy's Laboratories Ltd. (India)                                                               120,000             1,919
PLIVA d.d. (GDR) (Croatia)                                                                          120,000             1,782
AstraZeneca PLC (Sweden)                                                                             31,800             1,445


PERSONAL PRODUCTS  -  4.26%
Oriflame Cosmetics SA (Sweden) (1)                                                                  220,000             7,863
Avon Products, Inc. (USA)                                                                           125,600             5,795


METALS & MINING  -  4.14%
Phelps Dodge Corp. (USA) (1)                                                                         45,000             3,488
Cia. Vale do Rio Doce, Class A, preferred nominative (Brazil)                                        61,000             2,374
Cia. Vale do Rio Doce, ordinary nominative (ADR)                                                     21,900             1,041
Xstrata PLC (United Kingdom)                                                                        125,500             1,678
Ivanhoe Mines Ltd. (Canada) (1)                                                                     303,100             1,633
BHP Billiton PLC (United Kingdom)                                                                   142,664             1,238
Freeport-McMoRan Copper & Gold Inc., Class B (USA)                                                   31,000             1,028
Anglo American PLC (South Africa)                                                                    29,467               603
Anglogold Ashanti Ltd. (South Africa)                                                                 5,200               170


WIRELESS TELECOMMUNICATION SERVICES  -  3.71%
China Unicom Ltd. (China)                                                                         3,258,000             2,569
America Movil SA de CV, Series L (ADR) (Mexico)                                                      70,000             2,546
Maxis Communications Bhd. (Malaysia)                                                                969,000             2,244
Partner Communications Co. Ltd. (Israel) (1)                                                        252,000             1,999
Partner Communications Co. Ltd. (ADR) (1)                                                            10,000                78
GLOBE TELECOM, Inc. (Philippines)                                                                    82,000             1,200
China Mobile (Hong Kong) Ltd. (China)                                                               330,000               999
Advanced Info Service PCL (Thailand)                                                                122,000               266


CONSTRUCTION MATERIALS  -  3.46%
Cemex, SA de CV, ordinary participation certificates, units (ADR) (Mexico)                           96,225             2,800
Associated Cement Companies Ltd. (India)                                                            470,000             2,476
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)                                                940,000             2,266
Siam Cement PCL (Thailand)                                                                          308,000             1,839
Holcim Ltd. (Switzerland)                                                                            24,000             1,305
Siam City Cement PCL (Thailand)                                                                      80,000               415


OIL & GAS  -  3.13%
Petroleo Brasileiro SA - Petrobras, ordinary nominative (ADR) (Brazil)                               90,000             2,526
LUKoil Holding (ADR) (Russia)                                                                        15,700             1,641
Pogo Producing Co. (USA)                                                                             32,000             1,581
Nexen Inc. (Canada)                                                                                  31,397             1,221
Noble Energy, Inc. (USA)                                                                             23,000             1,173
"Shell" Transport and Trading Co., PLC (ADR) (United Kingdom)                                        25,000             1,117
Sasol Ltd. (South Africa)                                                                            50,000               774


AUTOMOBILES  -  3.09%
Suzuki Motor Corp. (Japan)                                                                          193,000             3,393
Honda Motor Co., Ltd. (Japan)                                                                        64,000             3,079
Kia Motors Corp. (South Korea)                                                                      200,000             1,709
Toyota Motor Corp. (Japan)                                                                           29,500             1,193
Maruti Udyog Ltd. (India) (1)                                                                        59,000               518


FOOD PRODUCTS  -  2.94%
Unilever NV (Netherlands)                                                                            31,500             2,150
Unilever PLC (United Kingdom)                                                                       215,000             2,110
Nestle India Ltd. (India)                                                                           171,550             2,068
Nestle SA (Switzerland)                                                                               6,655             1,775
Groupe Danone (France)                                                                               14,982             1,307


ELECTRONIC EQUIPMENT & INSTRUMENTS  -  2.90%
Kingboard Chemical Holdings Ltd. (Hong Kong)                                                      1,690,000             2,936
Hon Hai Precision Industry Co., Ltd. (Taiwan)                                                       647,910             2,413
Venture Corp. Ltd. (Singapore)                                                                      201,000             2,102
Samsung SDI Co., Ltd. (South Korea)                                                                  10,680             1,123
Samsung Electro-Mechanics Co., Ltd. (South Korea) (1)                                                26,000               737


INTERNET SOFTWARE & SERVICES  -  2.27%
NHN Corp. (South Korea)                                                                              52,000             5,177
NetEase.com, Inc. (ADR) (China) (1)                                                                  15,000               620
SINA Corp. (Hong Kong) (1)                                                                           16,000               528
Sohu.com Inc. (USA) (1)                                                                              24,000               477
Shanda Interactive Entertainment Ltd. (ADR) (China) (1)                                              30,300               467


PAPER & FOREST PRODUCTS  -  1.87%
Votorantim Celulose e Papel SA, preferred nominative (ADR) (Brazil)                                 130,000             4,134
Sappi Ltd. (South Africa)                                                                            76,000             1,159
Aracruz Celulos SA, Class B, preferred nominative (ADR) (Brazil)                                     21,300               696


MEDIA  -  1.87%
Astro All Asia Networks PLC (Malaysia) (1)                                                        3,478,100             4,192
Grupo Televisa, SA, ordinary participation certificates (ADR) (Mexico)                               39,500             1,788


CONSTRUCTION & ENGINEERING  -  1.61%
Daelim Industrial Co., Ltd. (South Korea)                                                           144,000             4,513
Hyundai Development Co. (South Korea)                                                                70,000               652


THRIFTS & MORTGAGE FINANCE  -  1.53%
Housing Development Finance Corp. Ltd. (India)                                                      407,100             4,581
Housing Development Finance Corp. Ltd. (2)                                                           28,000               315


ELECTRICAL EQUIPMENT  -  1.39%
Bharat Heavy Electricals Ltd. (India)                                                               344,660             3,767
Johnson Electric Holdings Ltd. (Hong Kong)                                                          667,000               680


FOOD & STAPLES RETAILING  -  1.32%
Wal-Mart de Mexico, SA de CV, Series V (ADR) (Mexico)                                                84,000             2,467
Wal-Mart de Mexico, SA de CV, Series V                                                              200,000               594
Migros Turk TAS (Turkey)                                                                        237,147,000             1,152


COMMUNICATIONS EQUIPMENT  -  1.28%
Motorola, Inc. (USA)                                                                                100,000             1,825
QUALCOMM Inc. (USA)                                                                                  21,000             1,533
Uniden Corp. (Japan) (1)                                                                             35,000               757


INDUSTRIAL CONGLOMERATES  -  1.24%
3M Co. (USA)                                                                                         44,000             3,960


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  -  1.16%
ASE Test Ltd. (Taiwan) (1)                                                                          239,800             1,767
Sunplus Technology Co., Ltd. (Taiwan)                                                               650,000             1,133
Samsung Electronics Co., Ltd. (South Korea)                                                           2,000               826


BUILDING PRODUCTS  -  0.90%
Kumgang Korea Chemical Co., Ltd. (South Korea)                                                       18,000             1,847
Asahi Glass Co., Ltd. (Japan)                                                                       100,000             1,038


GAS UTILITIES  -  0.90%
Gas Natural SDG, SA (Spain)                                                                         120,000             2,875


COMMERCIAL SERVICES & SUPPLIES  -  0.90%
Laureate Education, Inc. (USA) (1)                                                                   75,000             2,868


HOUSEHOLD PRODUCTS  -  0.83%
Kimberly-Clark de Mexico, SA de CV, Class A, ordinary participation
   certificates (Mexico)                                                                            609,000             1,662
Hindustan Lever Ltd. (India)                                                                        360,000               997


MULTI-UTILITIES & UNREGULATED POWER  -  0.62%
AES Corp. (USA) (1)                                                                                 200,000             1,986


MACHINERY  -  0.60%
AGCO Corp. (USA) (1)                                                                                 95,000             1,935


HOUSEHOLD DURABLES  -  0.57%
LG Electronics Inc. (South Korea)                                                                    29,680             1,408
Koninklijke Philips Electronics NV (Netherlands)                                                     16,000               431


ELECTRIC UTILITIES  -  0.53%
Reliance Energy Ltd. (India)                                                                        138,722             1,711


CHEMICALS  -  0.46%
Asian Paints (India) Ltd. (India)                                                                    77,900               531
Hyosung Corp. (South Korea)                                                                          64,896               513
Formosa Plastics Corp. (Taiwan)                                                                     312,700               442


INSURANCE  -  0.43%
American International Group, Inc. (USA)                                                             12,000               855
PICC Property and Casualty Co. Ltd., Class H (China) (1)                                          1,388,200               534


CONSUMER FINANCE  -  0.39%
LG Card Co., Ltd., 3.00% convertible bond-warrants, expire 2009 (South Korea)(1)          KRW 1,940,000,000             1,251


DISTRIBUTORS  -  0.37%
Li & Fung Ltd. (Hong Kong)                                                                          806,000             1,178


MULTILINE RETAIL  -  0.33%
Controladora Comercial Mexicana, SA de CV, units (Mexico)                                           970,000             1,070


OTHER INDUSTRIES  -  0.66%
Quanta Computer Inc. (Taiwan)                                                                       213,400               455
Quanta Computer Inc. (GDR) (1) (2)                                                                   25,000               259
Sabre Holdings Corp., Class A (USA)                                                                  24,155               669
SM Prime Holdings, Inc. (Philippines)                                                             4,610,000               502
China Oilfield Services Ltd., Class H (China)                                                       739,300               211
Lumenis Ltd. (Israel) (1)                                                                            13,000                16


MISCELLANEOUS  -  2.64%
Other equity securities in initial period of acquisition                                                                8,474


Total equity securities (cost: $201,314,000)                                                                          251,708



                                                                                                  Principal            Market
                                                                                                     amount             value
BONDS & NOTES - 11.88%                                                                                (000)             (000)

MULTI-UTILITIES & UNREGULATED POWER  -  0.12%
AES Gener SA 7.50% 2014 (2)                                                              $              400      $        380

WIRELESS TELECOMMUNICATION SERVICES  -  0.12%
Cellco Finance NV 12.75% 2005                                                                           350               377

ELECTRIC UTILITIES  -  0.11%
Enersis SA 7.375% 2014 (2)                                                                              350               345

OIL & GAS  -  0.09%
Petrozuata Finance, Inc., Series B:
     8.22% 2017 (2)                                                                                     200               189
     8.22% 2017                                                                                         100                95

METALS & MINING  -  0.08%
Freeport-McMoRan Copper & Gold Inc. 10.125% 2010                                                        250               271

NON-U.S. GOVERNMENT OBLIGATIONS  -  11.36%
Russian Federation:
     8.25% 2010                                                                                       4,850             5,280
     5.00% 2030 (2)  (3)                                                                              3,406             3,127
     5.00% 2030 (4)                                                                                   1,250             1,148
     8.25% 2010 (2)                                                                                     366               398
United Mexican States Government:
     Eurobonds, Global 6.375% 2013                                                                    2,000             2,001
     9.875% 2010                                                                                      1,125             1,354
     Global 8.628% 2008                                                                               1,154             1,306
     Eurobonds 11.375% 2016                                                                             908             1,271
     Global 10.375% 2009                                                                                750               908
Brazil (Federal Republic of):
     Bearer 8.00% 2014 (5)                                                                            1,261             1,161
     Global 9.25% 2010                                                                                1,200             1,143
     Global 10.125% 2027                                                                              1,175             1,052
     14.50% 2009                                                                                        450               526
     11.00% 2040                                                                                        375               354
     2.125% 2009 (3)                                                                                    291               265
Panama (Republic of):
     8.25% 2008                                                                                       2,000             2,170
     Global 9.375% 2029                                                                                 905             1,007
     Global 9.375% 2023                                                                                 723               741
     Global 9.625% 2011                                                                                  65                72
     9.375% 2012                                                                                         65                71
Peru (Republic of):
     9.125% 2012                                                                                      2,000             2,060
     Past Due Interest Eurobond 5.00% 2017 (3)                                                          842               720
     8.375% 2016                                                                                        675               631
Philippines (Republic of):
     8.375% 2009                                                                                      1,665             1,740
     Global 10.625% 2025                                                                                750               780
     8.875% 2008                                                                                        335               365
Turkey (Republic of):
     11.875% 2030                                                                                     1,225             1,453
     Treasury Bill 0% 2004                                                                  TRL 700,000,000               438
     Treasury Bill 0% 2005                                                                  TRL 750,000,000               390
Colombia (Republic of):
     10.00% 2012                                                                        $             1,200             1,248
     Global 10.75% 2013                                                                                 560               599
Argentina (Republic of): (6)
     Global 12.25% 2018 (5)                                                                           1,050               286
     Global 7.00%/15.50% 2008 (4)                                                                       389               107
     Global 12.00% 2031 (5)                                                                             305                82
Venezuela (Republic of) 9.25% 2027                                                                      200               170






Total bonds and notes (cost: $37,139,000)                                                                              38,081



                                                                                                  Principal            Market
                                                                                                     amount             value
SHORT-TERM SECURITIES - 9.29%                                                                         (000)             (000)

CORPORATE SHORT-TERM NOTES  -  8.70%
BMW U.S. Capital Corp. 1.06% due 7/16/2004                                                            5,800             5,797
CAFCO, LLC 1.17% due 8/2/2004(2)                                                                      4,300             4,295
Clipper Receivables Co., LLC 1.50% due 7/1/2004(2)                                                    4,000             4,000
ANZ (Delaware) Inc. 1.06% due 7/7/2004                                                                4,000             3,999
Wal-Mart Stores Inc. 1.04% due 7/13/2004(2)                                                           3,500             3,499
DaimlerChrysler Revolving Auto Conduit LLC 1.21% due 7/20/2004                                        3,300             3,298
Credit Lyonnais N.A. Inc. 1.17% due 8/4/2004                                                          3,000             2,997

U.S. TREASURIES  -  0.59%
U.S. Treasury Bills 1.10% due 8/5/2004                                                                1,900             1,898

Total short-term securities (cost: $29,783,000)                                                                        29,783

Total investment securities (cost: $268,236,000)                                                                      319,572
New Taiwanese Dollar (cost: $100,000)                                                              NT$3,393               101
Other assets less liabilities                                                                                             878

Net assets                                                                                                           $320,551

(1) Security did not produce income during the last 12 months.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.
(3) Coupon rate may change periodically.
(4) Step bond; coupon rate will increase at a later date.
(5) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(6) Company not making scheduled interest payments;
    bankruptcy proceedings pending.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

See Notes to Financial Statements



BLUE CHIP INCOME AND GROWTH FUND
                                       Investment portfolio as of June 30, 2004

                                                                                                                    Market
                                                                                                                     value
EQUITY SECURITIES (common & preferred stocks) - 91.47%                                            Shares             (000)

OIL & GAS  -  8.20%
ChevronTexaco Corp.                                                                              640,000           $60,230
Marathon Oil Corp.                                                                               900,000            34,056
Exxon Mobil Corp.                                                                                600,000            26,646
Royal Dutch Petroleum Co. (New York registered) (Netherlands)                                    400,000            20,668
ConocoPhillips                                                                                   150,000            11,444
Unocal Corp.                                                                                     250,000             9,500

HEALTH CARE PROVIDERS & SERVICES  -  6.98%
Aetna Inc.                                                                                       550,000            46,750
Cardinal Health, Inc.                                                                            655,000            45,883
HCA Inc.                                                                                       1,100,000            45,749

COMPUTERS & PERIPHERALS  -  5.77%
Hewlett-Packard Co.                                                                            3,375,000            71,212
International Business Machines Corp.                                                            425,000            37,464
EMC Corp.  (1)                                                                                   500,000             5,700

PHARMACEUTICALS  -  5.69%
AstraZeneca PLC (ADR) (United Kingdom)                                                           940,000            42,902
Eli Lilly and Co.                                                                                370,000            25,867
Bristol-Myers Squibb Co.                                                                         950,000            23,275
Schering-Plough Corp.                                                                            750,000            13,860
Pfizer Inc                                                                                       200,000             6,856

THRIFTS & MORTGAGE FINANCE  -  4.81%
Fannie Mae                                                                                     1,335,000            95,266

FOOD PRODUCTS  -  4.80%
Unilever NV (New York registered) (Netherlands)                                                1,000,000            68,510
General Mills, Inc.                                                                              375,000            17,824
Kraft Foods Inc., Class A                                                                        180,000             5,702
H.J. Heinz Co.                                                                                    80,000             3,136

AUTOMOBILES  -  4.67%
General Motors Corp.                                                                           1,655,000            77,106
Harley-Davidson Motor Co.                                                                        250,000            15,485

DIVERSIFIED TELECOMMUNICATION SERVICES  -  4.67%
Sprint Corp. - FON Group                                                                       1,725,000            30,360
Verizon Communications Inc.                                                                      600,000            21,714
SBC Communications Inc.                                                                          875,000            21,219
AT&T Corp.                                                                                       870,000            12,728
BellSouth Corp.                                                                                  250,000             6,555

MULTILINE RETAIL  -  4.56%
Target Corp.                                                                                   1,470,000            62,431
Kohl's Corp.  (1)                                                                                660,000            27,905

CONSUMER FINANCE  -  4.49%
Capital One Financial Corp.                                                                      675,000            46,156
MBNA Corp.                                                                                     1,000,000            25,790
SLM Corp.                                                                                        420,000            16,989

INSURANCE  -  4.19%
American International Group, Inc.                                                               500,000            35,640
AFLAC Inc.                                                                                       435,000            17,752
XL Capital Ltd., Class A                                                                         225,000            16,978
Jefferson-Pilot Corp.                                                                            250,000            12,700

SPECIALTY RETAIL  -  3.06%
Lowe's Companies, Inc.                                                                           645,000            33,895
TJX Companies, Inc.                                                                              700,000            16,898
Limited Brands, Inc.                                                                             525,000             9,817

CAPITAL MARKETS  -  2.82%
J.P. Morgan Chase & Co.                                                                        1,215,000            47,106
Bank of New York Co., Inc.                                                                       300,000             8,844

INDUSTRIAL CONGLOMERATES  -  2.68%
General Electric Co.                                                                           1,640,000            53,136

COMMERCIAL BANKS  -  2.21%
Bank of America Corp.                                                                            272,166            23,031
HSBC Holdings PLC (ADR) (United Kingdom)                                                         200,000            14,982
Wells Fargo & Co.                                                                                100,000             5,723

CHEMICALS  -  1.76%
Dow Chemical Co.                                                                                 600,000            24,420
Air Products and Chemicals, Inc.                                                                 200,000            10,490

AEROSPACE & DEFENSE  -  1.76%
United Technologies Corp.                                                                        300,000            27,444
General Dynamics Corp.                                                                            75,000             7,448

IT SERVICES  -  1.75%
Electronic Data Systems Corp.                                                                  1,375,000            26,331
Automatic Data Processing, Inc.                                                                  200,000             8,376

AIR FREIGHT & LOGISTICS  -  1.52%
United Parcel Service, Inc., Class B                                                             400,000            30,068

HOTELS, RESTAURANTS & LEISURE  -  1.51%
McDonald's Corp.                                                                                 650,000            16,900
Carnival Corp.                                                                                   275,000            12,925

MACHINERY  -  1.39%
Deere & Co.                                                                                      200,000            14,028
Caterpillar Inc.                                                                                 170,000            13,505

ENERGY EQUIPMENT & SERVICES  -  1.27%
Schlumberger Ltd.                                                                                395,000            25,086

ELECTRIC UTILITIES  -  0.91%
FPL Group, Inc.                                                                                  200,000            12,790
Xcel Energy Inc.                                                                                 250,000             4,177
FirstEnergy Corp.                                                                                 25,901               969

FOOD & STAPLES RETAILING  -  0.88%
Walgreen Co.                                                                                     480,000            17,381

HOUSEHOLD PRODUCTS  -  0.85%
Kimberly-Clark Corp.                                                                             255,000            16,799

AIRLINES  -  0.85%
Southwest Airlines Co.                                                                         1,000,000            16,770

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  -  0.83%
Texas Instruments Inc.                                                                           400,000             9,672
Applied Materials, Inc.  (1)                                                                     350,000             6,867

METALS & MINING  -  0.79%
Alcoa Inc.                                                                                       475,000            15,689

PAPER & FOREST PRODUCTS  -  0.64%
Weyerhaeuser Co.                                                                                 200,000            12,624

SOFTWARE  -  0.58%
Microsoft Corp.                                                                                  400,000            11,424

BEVERAGES  -  0.54%
PepsiCo, Inc.                                                                                    200,000            10,776

ELECTRICAL EQUIPMENT  -  0.48%
Emerson Electric Co.                                                                             150,000             9,533

COMMUNICATIONS EQUIPMENT  -  0.48%
Cisco Systems, Inc.  (1)                                                                         400,000             9,480

MEDIA  -  0.40%
Time Warner Inc.  (1)                                                                            450,000             7,911

HEALTH CARE EQUIPMENT & SUPPLIES  -  0.33%
Applera Corp. - Applied Biosystems Group                                                         300,000             6,525

MULTI-UTILITIES & UNREGULATED POWER  -  0.27%
Duke Energy Corp.                                                                                260,000             5,275

COMMERCIAL SERVICES & SUPPLIES  -  0.20%
Pitney Bowes Inc.                                                                                 90,000             3,983

MISCELLANEOUS  -  1.88%
Other equity securities in initial period of acquisition                                                            37,171

Total equity securities (cost: $1,581,667,000)                                                                   1,812,277



                                                                                               Principal            Market
                                                                                                  amount             value
SHORT-TERM SECURITIES - 9.36%                                                                      (000)             (000)

CORPORATE SHORT-TERM NOTES  -  8.52%
Triple-A One Funding Corp. 1.18%-1.45% due 7/1-9/1/2004 (2)                                       27,251            27,213
Three Pillars Funding Corp. 1.15%-1.20% due 7/12/2004 (2)                                         23,300            23,291
Variable Funding Capital Corp. 1.10%-1.28% due 7/9-8/3/2004 (2)                                   20,000            19,980
Gannett Co. 1.02%-1.21% due 7/8-7/13/2004 (2)                                                     18,000            17,994
CAFCO, LLC 1.10%-1.20% due 7/21-8/5/2004 (2)                                                      17,900            17,883
Coca-Cola Co. 1.14%-1.23% due 8/2-8/13/2004                                                       17,700            17,676
Wal-Mart Stores Inc. 1.03%-1.04% due 7/6/2004 (2)                                                 17,500            17,497
DuPont (E.I.) de Nemours & Co. 1.03%-1.25% due 7/7-8/12/2004                                       8,600             8,592
Pfizer Inc 1.13% due 8/2/2004 (2)                                                                  6,900             6,893
Netjets Inc. 1.06%-1.07% due 7/12-7/27/2004 (2)                                                    6,100             6,096
Abbott Laboratories Inc. 1.13% due 7/13/2004 (2)                                                   5,700             5,698

U.S. TREASURIES  -  0.84%
U.S. Treasury Bills 1.04% due 7/15/2004                                                           16,600            16,593

Total short-term securities (cost: $185,407,000)                                                                   185,406

Total investment securities (cost: $1,767,074,000)                                                               1,997,683
Other assets less liabilities                                                                                      (16,427)

Net assets                                                                                                      $1,981,256

(1) Security did not produce income during the last 12 months.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.

ADR = American Depositary Receipts

See Notes to Financial Statements




GROWTH-INCOME FUND                     Investment portfolio as of June 30, 2004



                                                                                              Shares/principal           Market
EQUITY SECURITIES - 85.83%                                                                              amount            value
(common and preferred stocks and convertible debentures)                                                                  (000)

OIL & gas  -  6.30%
Marathon Oil Corp.                                                                                   4,730,000          178,983
Royal Dutch Petroleum Co. (New York registered) (Netherlands)                                        2,850,000          147,259
"Shell" Transport and Trading Co., PLC (ADR) (United Kingdom)                                          568,900           25,430
"Shell" Transport and Trading Co., PLC                                                                 486,600            3,570
Petro-Canada (Canada)                                                                                3,276,000          141,300
Devon Energy Corp.                                                                                   1,870,000          123,420
ChevronTexaco Corp.                                                                                  1,231,600          115,906
Exxon Mobil Corp.                                                                                    1,390,000           61,730
Husky Energy Inc. (Canada)                                                                           2,742,800           52,636
Sunoco, Inc.                                                                                           500,000           31,810
Unocal Corp.                                                                                           800,000           30,400
Ashland Inc.                                                                                           498,800           26,342
ConocoPhillips                                                                                         254,896           19,446


PHARMACEUTICALS  -  4.61%
Eli Lilly and Co.                                                                                    2,445,000          170,930
AstraZeneca PLC (ADR) (United Kingdom)                                                               2,332,050          106,435
AstraZeneca PLC (Sweden)                                                                               292,000           13,269
Pfizer Inc                                                                                           2,941,500          100,835
Bristol-Myers Squibb Co.                                                                             3,080,000           75,460
Forest Laboratories, Inc.  (1)                                                                       1,234,800           69,927
Johnson & Johnson                                                                                    1,100,000           61,270
Abbott Laboratories                                                                                    800,000           32,608
Merck & Co., Inc.                                                                                      556,000           26,410
Sepracor Inc. 5.00% convertible subordinated notes 2007                                                 20,000           20,475
Sepracor Inc.  (1)                                                                                      73,887            3,909
Schering-Plough Corp.                                                                                1,069,800           19,770


HEALTH CARE PROVIDERS & SERVICES  -  3.67%
WellPoint Health Networks Inc., Class A  (1)                                                         1,200,000          134,412
Aetna Inc.                                                                                           1,100,000           93,500
Cardinal Health, Inc.                                                                                1,240,000           86,862
HCA Inc.                                                                                             1,730,000           71,951
Medco Health Solutions, Inc.  (1)                                                                    1,477,953           55,423
McKesson Corp.                                                                                       1,300,000           44,629
CIGNA Corp.                                                                                            555,000           38,190
Service Corp. International  (1)                                                                     4,600,000           33,902


INSURANCE  -  3.61%
American International Group, Inc.                                                                   2,950,000          210,276
XL Capital Ltd., Class A                                                                               830,000           62,632
Marsh & McLennan Companies, Inc.                                                                     1,300,000           58,994
Allstate Corp.                                                                                       1,210,000           56,325
Manulife Financial Corp. (Canada)                                                                    1,000,000           40,500
St. Paul Travelers Companies, Inc.                                                                     900,000           36,486
Jefferson-Pilot Corp.                                                                                  660,000           33,528
Genworth Financial, Inc., Class A  (1)                                                               1,200,000           27,540
UnumProvident Corp.                                                                                  1,000,000           15,900
Royal & Sun Alliance Insurance Group PLC (United Kingdom)                                            5,100,000            7,632


SEMICONDUCTORS & semiconductor equipment  -  3.23%
Texas Instruments Inc.                                                                               3,850,000           93,093
Applied Materials, Inc.  (1)                                                                         4,660,000           91,429
Micron Technology, Inc.  (1)                                                                         4,200,000           64,302
Teradyne, Inc.  (1)                                                                                  1,925,000           43,697
Analog Devices, Inc.                                                                                   800,000           37,664
Intel Corp.                                                                                          1,350,000           37,260
ASML Holding NV (New York registered)(Netherlands) (1)                                               1,200,000           20,532
ASML Holding NV (1)                                                                                    800,000           13,538
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)                                                17,113,002           24,673
Advanced Micro Devices, Inc.  (1)                                                                    1,500,000           23,850
Altera Corp.  (1)                                                                                      700,000           15,554
KLA-Tencor Corp.  (1)                                                                                  300,000           14,814
LSI Logic Corp.  (1)                                                                                 1,350,000           10,287
Maxim Integrated Products, Inc.                                                                         17,200              902


MULTILINE RETAIL  -  3.15%
Kohl's Corp.  (1)                                                                                    4,100,000          173,348
Target Corp.                                                                                         3,550,000          150,768
Dollar General Corp.                                                                                 4,850,000           94,866
Federated Department Stores, Inc.                                                                    1,020,000           50,082
May Department Stores Co.                                                                              400,000           10,996


COMMERCIAL BANKS  -  3.06%
Bank of America Corp.                                                                                1,584,182          134,053
Wells Fargo & Co.                                                                                    2,090,000          119,611
HSBC Holdings PLC (ADR) (United Kingdom)                                                             1,086,050           81,356
SunTrust Banks, Inc.                                                                                   650,000           42,243
City National Corp.                                                                                    535,000           35,149
Wachovia Corp.                                                                                         555,000           24,697
SMFG Finance (Cayman) Ltd. 2.25% mandatorily exchangeable preferred 2005,
   units (Japan)                                                                                   780,000,000           17,140
BANK ONE CORP.                                                                                         183,012            9,334
PNC Financial Services Group, Inc.                                                                      42,200            2,240


COMPUTERS & PERIPHERALS  -  3.00%
Hewlett-Packard Co.                                                                                  9,650,000          203,615
International Business Machines Corp.                                                                2,015,000          177,622
EMC Corp.  (1)                                                                                       3,470,600           39,565
Dell Inc.  (1)                                                                                       1,000,000           35,820


THRIFTS & MORTGAGE FINANCE  -  2.96%
Fannie Mae                                                                                           4,450,000          317,552
Freddie Mac                                                                                          1,365,000           86,404
Washington Mutual, Inc.                                                                              1,196,700           46,240


COMMERCIAL SERVICES & SUPPLIES  -  2.94%
Allied Waste Industries, Inc.  (1)                                                                  10,517,300          138,618
Pitney Bowes Inc.                                                                                    1,552,200           68,685
IKON Office Solutions, Inc.                                                                          5,885,000           67,501
ServiceMaster Co.                                                                                    5,320,000           65,542
Avery Dennison Corp.                                                                                   980,000           62,730
Robert Half International Inc.                                                                       1,500,000           44,655


AEROSPACE & DEFENSE  -  2.92%
United Technologies Corp.                                                                            1,200,000          109,776
Lockheed Martin Corp.                                                                                2,000,000          104,160
General Dynamics Corp.                                                                               1,030,000          102,279
Northrop Grumman Corp.                                                                               1,732,836           93,053
Raytheon Co.                                                                                           980,000           35,055


MEDIA  -  2.79%
Time Warner Inc.  (1)                                                                                9,120,000          160,330
News Corp. Ltd., preferred (ADR) (Australia)                                                         2,455,000           80,720
Interpublic Group of Companies, Inc.  (1)                                                            4,837,600           66,420
Clear Channel Communications, Inc.                                                                   1,065,000           39,352
Walt Disney Co.                                                                                      1,100,000           28,039
Gannett Co., Inc.                                                                                      325,000           27,576
Fox Entertainment Group, Inc., Class A  (1)                                                            500,000           13,350
Dow Jones & Co., Inc.                                                                                  197,800            8,921


SPECIALTY RETAIL  -  2.38%
Lowe's Companies, Inc.                                                                               3,880,000          203,894
Gap, Inc.                                                                                            2,750,000           66,687
Home Depot, Inc.                                                                                       950,000           33,440
Limited Brands, Inc.                                                                                 1,725,000           32,257
Best Buy Co., Inc.                                                                                     500,000           25,370


DIVERSIFIED TELECOMMUNICATION SERVICES  -  2.30%
Sprint Corp. - FON Group                                                                             9,420,900          165,808
AT&T Corp.                                                                                           4,019,000           58,798
Verizon Communications Inc.                                                                          1,500,000           54,285
BellSouth Corp.                                                                                      2,000,000           52,440
SBC Communications Inc.                                                                                740,000           17,945


COMMUNICATIONS EQUIPMENT  -  2.08%
Cisco Systems, Inc.  (1)                                                                             7,742,600          183,500
Lucent Technologies Inc. 8.00% convertible subordinated notes 2031                                   $  90,123          101,614
Nokia Corp. (ADR) (Finland)                                                                          2,175,000           31,625


CAPITAL MARKETS  -  2.04%
J.P. Morgan Chase & Co.                                                                              5,290,000          205,093
Bank of New York Co., Inc.                                                                           3,575,000          105,391


FOOD & STAPLES RETAILING  -  1.90%
Walgreen Co.                                                                                         3,900,000          141,219
Wal-Mart Stores, Inc.                                                                                1,645,000           86,790
Albertson's, Inc.                                                                                    2,320,000           61,573


HEALTH CARE EQUIPMENT & SUPPLIES  -  1.75%
St. Jude Medical, Inc.  (1)                                                                          1,071,400           81,051
Smith & Nephew PLC (United Kingdom)                                                                  5,735,000           61,740
Guidant Corp.                                                                                          800,000           44,704
Becton, Dickinson and Co.                                                                              770,000           39,886
Applera Corp. - Applied Biosystems Group                                                             1,784,600           38,815


SOFTWARE  -  1.67%
Microsoft Corp.                                                                                      6,005,000          171,503
Oracle Corp.  (1)                                                                                    5,710,000           68,120
PeopleSoft, Inc.  (1)                                                                                  800,000           14,800


BEVERAGES  -  1.67%
Coca-Cola Co.                                                                                        1,975,000           99,698
Anheuser-Busch Companies, Inc.                                                                       1,725,000           93,150
PepsiCo, Inc.                                                                                        1,130,000           60,884


CONSUMER FINANCE  -  1.63%
Capital One Financial Corp.                                                                          1,800,000          123,084
MBNA Corp.                                                                                           2,000,000           51,580
Providian Financial Corp.  (1)                                                                       2,500,000           36,675
American Express Co.                                                                                   700,000           35,966


FOOD PRODUCTS  -  1.61%
Sara Lee Corp.                                                                                       4,725,000          108,628
Del Monte Foods Co.  (1)                                                                             4,134,476           42,006
General Mills, Inc.                                                                                    800,000           38,024
Unilever NV (New York registered) (Netherlands)                                                        500,000           34,255
H.J. Heinz Co.                                                                                         560,000           21,952


INDUSTRIAL CONGLOMERATES  -  1.52%
General Electric Co.                                                                                 3,805,000          123,282
Tyco International Ltd.                                                                              3,250,000          107,705


IT SERVICES  -  1.48%
First Data Corp.                                                                                     2,310,000          102,841
Electronic Data Systems Corp.                                                                        2,775,000           53,141
Ceridian Corp.  (1)                                                                                  2,000,000           45,000
Sabre Holdings Corp., Class A                                                                          900,000           24,939


CHEMICALS  -  1.42%
Air Products and Chemicals, Inc.                                                                     1,685,000           88,378
Dow Chemical Co.                                                                                     1,693,000           68,905
Rohm and Haas Co.                                                                                      900,000           37,422
Millennium Chemicals Inc. (1)                                                                        1,200,000           20,784


ELECTRONIC EQUIPMENT & INSTRUMENTS  -  1.38%
Flextronics International Ltd.  (Singapore) (1)                                                      3,850,000           61,408
Sanmina-SCI Corp.  (1)                                                                               6,700,000           60,970
Solectron Corp.  (1)                                                                                 6,250,000           40,438
Avnet, Inc.  (1)                                                                                     1,500,000           34,050
Jabil Circuit, Inc.  (1)                                                                               550,000           13,849


AUTO COMPONENTS  -  1.20%
Magna International Inc., Class A (Canada)                                                           1,540,000          131,162
Dana Corp.                                                                                           2,606,800           51,093


ROAD & RAIL  -  1.16%
Norfolk Southern Corp.                                                                               3,851,200          102,134
Burlington Northern Santa Fe Corp.                                                                   1,859,500           65,213
Union Pacific Corp.                                                                                    150,000            8,918


PERSONAL PRODUCTS  -  1.13%
Avon Products, Inc.                                                                                  3,730,000          172,102


TOBACCO  -  0.95%
Altria Group, Inc.                                                                                   2,875,000          143,894


HOUSEHOLD PRODUCTS  -  0.93%
Energizer Holdings, Inc.  (1)                                                                        1,190,000           53,550
Kimberly-Clark Corp.                                                                                   680,000           44,798
Procter & Gamble Co.                                                                                   800,000           43,552


ENERGY EQUIPMENT & SERVICES  -  0.92%
Schlumberger Ltd.                                                                                    1,570,000           99,711
Transocean Sedco Forex Inc.  (1)                                                                     1,000,000           28,940
Halliburton Co.                                                                                        390,000           11,801


MACHINERY  -  0.92%
Ingersoll-Rand Co. Ltd., Class A                                                                       645,000           44,060
Illinois Tool Works Inc.                                                                               430,000           41,233
Deere & Co.                                                                                            500,000           35,070
Caterpillar Inc.                                                                                       250,000           19,860


METALS & MINING  -  0.91%
Rio Tinto PLC (United Kingdom)                                                                       2,470,000           59,409
Freeport-McMoRan Copper & Gold Inc. 5.50% convertible preferred  (2)                                    50,000           44,900
Phelps Dodge Corp.  (1)                                                                                450,000           34,880


PAPER & FOREST PRODUCTS  -  0.90%
International Paper Co.                                                                              1,100,000           49,170
Bowater Inc.                                                                                           945,000           39,303
Weyerhaeuser Co.                                                                                       400,000           25,248
Georgia-Pacific Corp., Georgia-Pacific Group                                                           439,660           16,259
MeadWestvaco Corp.                                                                                     258,200            7,588


MULTI-UTILITIES & UNREGULATED POWER  -  0.89%
Duke Energy Corp.                                                                                    3,515,000           71,319
Dominion Resources, Inc.                                                                               700,000           44,156
Calpine Corp.  (1)                                                                                   4,500,000           19,440


BIOTECHNOLOGY  -  0.85%
Biogen Idec Inc.  (1)                                                                                1,741,250          110,134
Amgen Inc.  (1)                                                                                        350,000           19,100


INTERNET SOFTWARE & SERVICES  -  0.76%
Yahoo! Inc.  (1)                                                                                     3,200,000          116,256


DIVERSIFIED FINANCIAL SERVICES  -  0.74%
Citigroup Inc.                                                                                       2,041,050           94,909
Principal Financial Group, Inc.                                                                        500,000           17,390


TEXTILES, APPAREL & LUXURY GOODS  -  0.66%
VF Corp.                                                                                               800,000           38,960
Jones Apparel Group, Inc.                                                                              800,000           31,584
NIKE, Inc., Class B                                                                                    390,000           29,543


INTERNET & CATALOG RETAIL  -  0.65%
eBay Inc.  (1)                                                                                         800,000           73,560
InterActiveCorp  (1)                                                                                   820,000           24,715


HOTELS, RESTAURANTS & LEISURE  -  0.63%
Carnival Corp., units                                                                                1,600,000           75,200
Starbucks Corp.  (1)                                                                                   490,000           21,305


AUTOMOBILES  -  0.58%
General Motors Corp.                                                                                   975,000           45,425
Harley-Davidson Motor Co.                                                                              700,000           43,358


ELECTRIC UTILITIES  -  0.55%
Progress Energy, Inc.                                                                                  490,000           21,585
FPL Group, Inc.                                                                                        300,000           19,185
FirstEnergy Corp.                                                                                      500,000           18,705
Xcel Energy Inc.                                                                                       750,000           12,533
American Electric Power Co., Inc.                                                                      345,900           11,069


CONTAINERS & PACKAGING  -  0.48%
Sonoco Products Co.                                                                                  1,100,000           28,050
Packaging Corp. of America                                                                             750,000           17,925
Temple-Inland Inc.                                                                                     200,000           13,850
Crown Cork & Seal Co., Inc.  (1)                                                                     1,300,000           12,961


OTHER INDUSTRIES -  0.67%
Telephone and Data Systems, Inc.                                                                       500,000           35,600
Southwest Airlines Co.                                                                               1,650,000           27,671
Emerson Electric Co.                                                                                   375,000           23,831
United Parcel Service, Inc., Class B                                                                   100,000            7,517
Plum Creek Timber Co., Inc.  (1)                                                                       205,500            6,695


MISCELLANEOUS  -  2.28%
Other equity securities in initial period of acquisition                                                                347,421


TOTAL EQUITY SECURITIES (cost: $10,909,021,000)                                                                      13,061,432



                                                                                              Shares/principal           Market
                                                                                                        amount            value
SHORT-TERM SECURITIES - 14.53%                                                                                            (000)

CORPORATE SHORT-TERM NOTES  -  9.03%
Pfizer Inc 1.04%-1.29% due 7/12-8/25/2004 (2)                                                          108,650          108,484
Receivables Capital Corp., LLC 1.18%-1.20% due 7/15/2004 (2)                                            60,000           59,970
Bank of America Corp. 1.06% due 7/19/2004                                                               35,000           34,980
Procter & Gamble Co. 1.08%-1.26% due 7/16-8/18/2004 (2)                                                 90,000           89,906
Three Pillars Funding Corp. 1.07%-1.30% due 7/1-7/26/2004 (2)                                           89,500           89,452
DuPont (E.I.) de Nemours & Co. 1.03%-1.09% due 7/12-7/29/2004                                           87,300           87,246
Wal-Mart Stores Inc. 1.04%-1.16% due 7/13-8/24/2004 (2)                                                 82,600           82,528
J.P. Morgan Chase & Co. 1.04%-1.30% due 7/6-8/23/2004                                                   75,550           75,423
Park Avenue Receivables Corp. 1.24% due 7/27/2004 (2)                                                    5,500            5,495
Coca-Cola Co. 1.22%-1.27% due 8/20-8/27/2004                                                            77,000           76,851
IBM Credit Corp. 1.04% due 7/12-7/16/2004                                                               58,100           58,076
FCAR Owner Trust I 1.45%-1.48% due 9/3-9/16/2004                                                        56,400           56,246
Clipper Receivables Co., LLC 1.07%-1.08% due 7/7-7/9/2004 (2)                                           54,900           54,887
Edison Asset Securitization, LLC 1.08%-1.47% due 8/4-9/20/2004 (2)                                      53,200           53,080
New Center Asset Trust 1.06% due 7/9-7/14/2004                                                          50,000           49,983
Anheuser-Busch Cos. Inc. 1.30% due 8/27/2004 (2)                                                        40,000           39,914
CAFCO, LLC 1.12%-1.38% due 7/21-8/26/2004 (2)                                                           29,700           29,652
Ciesco LLC 1.09% due 7/16/2004                                                                           9,900            9,895
Clorox Co. 1.25%-1.26% due 7/28-7/29/2004                                                               34,800           34,765
Triple-A One Funding Corp. 1.07%-1.09% due 7/6-7/20/2004 (2)                                            34,559           34,545
Abbott Laboratories Inc. 1.26%-1.305% due 7/27-8/17/2004 (2)                                            32,400           32,350
Caterpillar Financial Services Corp. 1.15% due 8/19/2004                                                30,000           29,946
Private Export Funding Corp. 1.03%-1.05% due 7/8-8/24/2004 (2)                                          29,000           28,955
Colgate-Palmolive Co. 1.00% due 7/9/2004 (2)                                                            25,000           24,994
Variable Funding Capital Corp. 1.11% due 7/16/2004 (2)                                                  25,000           24,988
Gannett Co. 1.03% due 7/22/2004(2)                                                                      20,000           19,987
Scripps (E.W.) Company 1.04% due 7/21/2004 (2)                                                          15,000           14,991
Minnesota Mining and Manufacturing Co. 1.18% due 7/28/2004                                              15,000           14,986
Netjets Inc. 1.25% due 8/25/2004 (2)                                                                    15,000           14,969
American General Financial 1.06% due 7/13/2004                                                          14,000           13,995
Archer Daniels Midland Co. 1.04% due 7/13/2004 (2)                                                      12,000           11,995
Medtronic Inc. 1.24% due 8/2/2004 (2)                                                                   10,300           10,288


U.S. TREASURIES  -  3.02%
U.S. Treasury Bills 0.945%-1.145% due 7/8-9/2/2004                                                     460,900          460,214


FEDERAL AGENCY DISCOUNT NOTES  -  2.15%
Freddie Mac 1.20%-1.27% due 8/9-8/31/2004                                                               94,700           94,527
Federal Farm Credit Banks 0.98%-1.38% due 7/1-9/17/2004                                                 78,600           78,496
Fannie Mae 1.12%-1.29% due 8/11-8/30/2004                                                               55,500           55,407
Federal Home Loan Bank 1.07%-1.265% due 7/28-8/20/2004                                                  54,700           54,606
Student Loan Marketing Association 1.441% due 7/15/2004 (3)                                             25,000           25,001
International Bank for Reconstruction and Development 1.24% due 8/19/2004                               19,300           19,267


CERTIFICATES OF DEPOSIT  -  0.33%
 Wells Fargo & Co. 1.04% due 7/1/2004                                                                   50,000           50,000


TOTAL SHORT-TERM SECURITIES (cost: $2,211,459,000)                                                                    2,211,340


TOTAL INVESTMENT SECURITIES (cost: $13,120,480,000)                                                                  15,272,772

NEW TAIWANESE DOLLAR (cost: $4,048,000)                                                             NT$139,483            4,155
OTHER ASSETS LESS LIABILITIES                                                                                           -59,031

NET ASSETS                                                                                                           15,217,896

(1) Security did not produce income during the last 12 months.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.
(3) Coupon rate may change periodically.

ADR = American Depositary Receipts

See Notes to Financial Statements




ASSET ALLOCATION FUND                  Investment portfolio as of June 30, 2004
                                                                      unaudited


                                                                                                    Shares or            Market
                                                                                                    principal             value
EQUITY SECURITIES (common and preferred stocks and convertible debentures)                             amount             (000)
  - 63.38%
OIL & GAS  -  6.72%
ChevronTexaco Corp.                                                                                   925,000  $         87,052
Royal Dutch Petroleum Co. (New York registered) (Netherlands)                                       1,200,000            62,004
Petro-Canada (Canada)                                                                               1,175,900            50,719
Marathon Oil Corp.                                                                                  1,325,000            50,138
El Paso Corp.                                                                                       2,000,000            15,760

COMMERCIAL BANKS  -  6.15%
Bank of America Corp. (acquired FleetBoston Financial Corp.)                                          953,180            80,658
J.P. Morgan Chase & Co.                                                                             1,500,000            58,155
Societe Generale (France)                                                                             465,000            39,515
BANK ONE CORP.                                                                                        700,000            35,700
HSBC Holdings PLC (ADR) (United Kingdom)                                                              300,000            22,473
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative preferred
   (undated)(Japan)(1)(2)                                                                           2,250,000             2,475
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred (undated)
  (Japan) (1)(2)                                                                                      250,000               283
Tokai Preferred Capital Co. LLC, Series A, 9.98% noncumulative preferred
   (undated)(Japan)(1)(2)                                                                           2,000,000             2,253
NB Capital Corp., Series A, 8.35% exchangeable preferred depositary shares                             60,000             1,600

PHARMACEUTICALS  -  4.64%
Eli Lilly and Co.                                                                                     975,000            68,162
Bristol-Myers Squibb Co.                                                                            2,600,000            63,700
AstraZeneca PLC (ADR) (United Kingdom)                                                                700,000            31,948
AstraZeneca PLC (Sweden)                                                                              106,000             4,817
Schering-Plough Corp.                                                                                 800,000            14,784

INSURANCE  -  3.27%
American International Group, Inc.                                                                    675,000            48,114
AFLAC Inc.                                                                                            700,000            28,567
Genworth Financial, Inc., Class A  (3)                                                              1,200,000            27,540
Allstate Corp.                                                                                        540,000            25,137

DIVERSIFIED TELECOMMUNICATION SERVICES  -  2.99%
CenturyTel, Inc.                                                                                    1,200,000            36,048
ALLTEL Corp.                                                                                          375,000            18,982
ALLTEL Corp. 7.75% convertible preferred 2005                                                         300,000  units     15,048
Sprint Corp. - FON Group                                                                            1,500,000            26,400
AT&T Corp.                                                                                          1,290,000            18,873
NTELOS Inc.  (1)(3)(4)                                                                                 67,782             1,525
NTELOS Inc. 9.00% convertible bond 2013  (1) (4)                                                     $790,000               899
COLT Telecom Group PLC (ADR) (United Kingdom) (3)                                                      38,400               225
GT Group Telecom Inc., warrants, expire 2010 (Canada) (1)  (3) (4)                                      2,250                 0

MULTILINE RETAIL  -  2.82%
Kohl's Corp.  (3)                                                                                   1,100,000            46,508
May Department Stores Co.                                                                           1,200,000            32,988
Target Corp.                                                                                          750,000            31,852

FOOD PRODUCTS  -  2.69%
Unilever NV (New York registered) (Netherlands)                                                       950,000            65,084
General Mills, Inc.                                                                                   600,000            28,518
Sara Lee Corp.                                                                                        550,000            12,644

METALS & MINING  -  2.51%
Alcoa Inc.                                                                                          1,100,000            36,333
Alcan Inc. (Canada)                                                                                   875,000            36,225
Rio Tinto PLC (United Kingdom)                                                                      1,100,000            26,458

THRIFTS & MORTGAGE FINANCE  -  2.46%
Freddie Mac                                                                                           800,000            50,640
Fannie Mae                                                                                            650,000            46,384

FOOD & STAPLES RETAILING  -  2.18%
Walgreen Co.                                                                                        1,650,000            59,746
Albertson's, Inc.                                                                                   1,000,000            26,540

HOTELS, RESTAURANTS & LEISURE  -  2.09%
Carnival Corp., units                                                                               1,760,000            82,720

INDUSTRIAL CONGLOMERATES  -  1.89%
General Electric Co.                                                                                2,300,000            74,520

ENERGY EQUIPMENT & SERVICES  -  1.77%
Schlumberger Ltd.                                                                                   1,100,000            69,861

SOFTWARE  -  1.70%
Microsoft Corp.                                                                                     1,800,000            51,408
PeopleSoft, Inc.  (3)                                                                                 855,000            15,817

AEROSPACE & DEFENSE  -  1.61%
Raytheon Co.                                                                                        1,040,000            37,201
United Technologies Corp.                                                                             275,000            25,157
DigitalGlobe, Inc.  (1) (3) (4)                                                                     1,225,858             1,226

COMPUTERS & PERIPHERALS  -  1.60%
Hewlett-Packard Co.                                                                                 1,750,000            36,925
International Business Machines Corp.                                                                 300,000            26,445

BEVERAGES  -  1.57%
PepsiCo, Inc.                                                                                         600,000            32,328
Anheuser-Busch Companies, Inc.                                                                        550,000            29,700

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  -  1.46%
Micron Technology, Inc.  (3)                                                                        1,500,000            22,965
Texas Instruments Inc.                                                                                773,700            18,708
Advanced Micro Devices, Inc.  (3)                                                                   1,000,000            15,900

MEDIA  -  1.41%
Time Warner Inc.  (3)                                                                               2,700,000            47,466
Comcast Corp., Class A  (3)                                                                           291,150             8,161

MACHINERY  -  1.21%
Deere & Co.                                                                                           500,000            35,070
Dover Corp.                                                                                           300,000            12,630

CHEMICALS  -  1.17%
Dow Chemical Co.                                                                                      795,000            32,357
Millennium Chemicals Inc. (3)                                                                         800,000            13,856

IT SERVICES  -  1.16%
Automatic Data Processing, Inc.                                                                       850,000            35,598
Ceridian Corp.  (3)                                                                                   457,000            10,283

COMMERCIAL SERVICES & SUPPLIES  -  1.01%
Pitney Bowes Inc.                                                                                     900,000            39,825

ELECTRONIC EQUIPMENT & INSTRUMENTS  -  0.80%
Avnet, Inc.  (3)                                                                                    1,400,000            31,780

DISTRIBUTORS  -  0.80%
Genuine Parts Co.                                                                                     795,000            31,546

PAPER & FOREST PRODUCTS  -  0.77%
Weyerhaeuser Co.                                                                                      480,000            30,298

TEXTILES, APPAREL & LUXURY GOODS  -  0.75%
Jones Apparel Group, Inc.                                                                             750,000            29,610

TOBACCO  -  0.63%
Altria Group, Inc.                                                                                    500,000            25,025

AUTOMOBILES  -  0.61%
General Motors Corp.                                                                                  500,000            23,295
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred
   2032                                                                                                14,100               772

COMMUNICATIONS EQUIPMENT  -  0.60%
Cisco Systems, Inc. (USA)                                                                           1,000,000            23,700

WIRELESS TELECOMMUNICATION SERVICES  -  0.60%
Telephone and Data Systems, Inc.                                                                      325,000            23,140
Dobson Communications Corp. 13.00% senior exchangeable preferred 2009                                     516               361
American Tower Corp., warrants, expire 2008  (1) (3)                                                      500                98

AUTO COMPONENTS  -  0.47%
Magna International Inc., Class A (Canada)                                                            220,000            18,737

SPECIALTY RETAIL  -  0.47%
Limited Brands, Inc.                                                                                1,000,000            18,700

HEALTH CARE PROVIDERS & SERVICES  -  0.26%
CIGNA Corp.                                                                                           150,000            10,322

MULTI-UTILITIES & UNREGULATED POWER  -  0.26%
Duke Energy Corp.                                                                                     500,000            10,145

ELECTRIC UTILITIES  -  0.18%
American Electric Power Co., Inc.                                                                     220,000             7,040

MISCELLANEOUS  -  0.10%
Other equity securities in initial period of acquisition                                               94,800             3,832

Total equity securities (cost: $2,148,795,000)                                                                        2,504,002

                                                                                                    Principal
                                                                                                       amount
BONDS & NOTES - 22.20%                                                                                  (000)
MEDIA  -  1.72%
Quebecor Media Inc. 11.125% 2011                                                                       $2,200            $2,522
Sun Media Corp. 7.625% 2013                                                                             2,000             2,050
Cox Communications, Inc. 7.875% 2009                                                                    4,000             4,541
AOL Time Warner Inc. 6.875% 2012                                                                        4,000             4,329
Cinemark USA, Inc. 9.00% 2013                                                                           2,750             3,015
Cinemark, Inc. 0%/9.75% 2014 (1)(5)                                                                     1,000               657
Liberty Media Corp. 7.875% 2009                                                                         3,000             3,377
Comcast Cable Communications, Inc. 6.875% 2009                                                          3,000             3,277
Clear Channel Communications, Inc. 6.625% 2008                                                          3,000             3,215
Telenet Communications NV 9.00% 2013                                                            Euro    1,900             2,323
Telenet Group Holding NV 0%/11.50% 2014 (1)(5)                                                         $1,290               826
Antenna TV SA 9.75% 2008                                                                               $2,500             2,988
LBI Media, Inc. 10.125% 2012                                                                           $2,650             2,968
Young Broadcasting Inc. 10.00% 2011                                                                     2,867             2,932
Carmike Cinemas, Inc. 7.50% 2014 (1)                                                                    3,000             2,880
Charter Communications Holdings, LLC and Charter Communications Holdings
   Capital Corp.:
 10.75% 2009                                                                                            1,600             1,352
 10.25% 2010 (1)                                                                                        1,250             1,266
Hollinger Participation Trust 12.125% 2010 (1)(2)(6)                                                    2,044             2,391
Gray Communications Systems, Inc. 9.25% 2011                                                            2,000             2,202
Mediacom LLC and Mediacom Capital Corp. 9.50% 2013                                                      2,250             2,182
AMC Entertainment Inc.:
 9.50% 2011                                                                                             1,080             1,129
 9.875% 2012                                                                                              500               527
 8.00% 2014 (1)                                                                                           500               480
Radio One, Inc., Series B, 8.875% 2011                                                                  1,935             2,121
Viacom Inc. 5.625% 2007                                                                                 2,000             2,102
Univision Communications Inc. 2.875% 2006                                                               2,000             1,972
NTL Cable PLC 8.75% 2014 (1)(2)                                                                         1,750             1,802
NextMedia Operating, Inc. 10.75% 2011                                                                   1,600             1,794
Dex Media, Inc. 8.00% 2013 (1)                                                                          1,750             1,689
Kabel Deutschland GmbH 10.625% 2014 (1)                                                                 1,550             1,600
Atlantic Broadband Finance, LLC and Atlantic Broadband Finance, Inc. 9.375%
   2014 (1)                                                                                             1,575             1,496

INSURANCE  -  1.07%
Prudential Holdings, LLC, Series C, 8.695% 2023 (1) (7)                                                 3,000             3,611
PRICOA Global Funding I, Series 2004-4, 4.35% 2008 (1)                                                  3,000             3,016
ACE Capital Trust II 9.70% 2030                                                                         2,000             2,637
ACE INA Holdings Inc. 5.875% 2014                                                                       2,000             2,027
Allstate Global Funding Trust, Series 2004-1, 4.50% 2009                                                2,000             2,014
Allstate Financial Global Funding LLC 4.25% 2008 (1)                                                    2,000             2,004
Monumental Global Funding Trust II-2001-B, Series B, 6.05% 2006 (1)                                     2,000             2,112
Transamerica Corp. 9.375% 2008                                                                          1,600             1,859
International Lease Finance Corp.:
 4.50% 2008                                                                                             2,000             2,035
 4.35% 2008                                                                                             1,500             1,498
Mangrove Bay Pass Through Trust 6.102% 2033 (1)(2)                                                      2,980             2,950
Genworth Financial, Inc. 4.75% 2009                                                                     2,065             2,086
CNA Financial Corp. 7.25% 2023                                                                          2,050             2,064
Travelers Property Casualty Corp. 3.75% 2008                                                            2,000             1,976
Principal Life Global Funding I 4.40% 2010 (1)                                                          2,000             1,976
ING Security Life Institutional Funding 2.70% 2007 (1)                                                  2,000             1,969
Hartford Financial Services Group, Inc. 4.75% 2014                                                      2,000             1,886
Jackson National Life Global Funding, Series 2002-1, 5.25% 2007 (1)                                     1,500             1,578
MetLife, Inc. 3.911% 2005                                                                               1,505             1,525
Assurant, Inc. 6.75% 2034                                                                               1,500             1,489

WIRELESS TELECOMMUNICATION SERVICES  -  1.03%
American Tower Corp.:
 9.375% 2009                                                                                            6,425             6,891
 7.50% 2012 (1)                                                                                           250               243
American Towers, Inc. 0% 2008                                                                             500               367
Crown Castle International Corp.:
 7.50% 2013                                                                                             3,000             3,000
 Series B, 7.50% 2013                                                                                   2,200             2,200
 9.375% 2011                                                                                              250               276
AT&T Wireless Services, Inc. 8.125% 2012                                                                4,500             5,210
Verizon Wireless Capital LLC and Cellco Partnership 5.375% 2006                                         4,000             4,173
American Cellular Corp., Series B, 10.00% 2011                                                          2,250             1,952
Dobson Communications Corp.:
 8.875% 2013                                                                                            1,760             1,346
 10.875% 2010                                                                                             500               432
Vodafone Group PLC 7.75% 2010                                                                           3,000             3,444
Nextel Partners, Inc. 8.125% 2011                                                                       3,050             3,126
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC
   10.125% 2013                                                                                         1,475             1,530
Centennial Communications Corp., Centennial Cellular Operating Co. LLC and
   Centennial Puerto Rico Operating Corp. 8.125% 2014 (1)                                               1,225             1,142
Western Wireless Corp. 9.25% 2013                                                                       2,450             2,536
Triton PCS, Inc.:
 9.375% 2011                                                                                            1,250             1,075
 8.75% 2011                                                                                               825               685
Nextel Communications, Inc. 6.875% 2013                                                                 1,000               996

DIVERSIFIED TELECOMMUNICATION SERVICES  -  0.88%
Deutsche Telekom International Finance BV 8.50% 2010 (2)                                                5,000             5,850
Qwest Services Corp. 13.00% 2007 (1)                                                                    3,925             4,494
Qwest Capital Funding, Inc. 7.75% 2006                                                                  1,000               995
Sprint Capital Corp.:
 6.90% 2019                                                                                             3,000             3,025
 7.625% 2011                                                                                            2,000             2,214
Koninklijke KPN NV 8.00% 2010                                                                           4,000             4,637
British Telecommunications PLC 8.375% 2010                                                              3,500             4,093
France Telecom 8.75% 2011 (2)                                                                           3,000             3,481
PCCW-HKT Capital Ltd. 8.00% 2011 (1)                                                                    2,550             2,838
Cincinnati Bell Inc. 7.25% 2013                                                                         2,225             2,091
FairPoint Communications, Inc. 11.875% 2010                                                               750               861

MULTI-UTILITIES & UNREGULATED POWER  -  0.76%
AES Corp.:
 9.50% 2009                                                                                             2,800             3,006
 8.75% 2013 (1)                                                                                         2,200             2,368
 10.00% 2005 (1) (7)                                                                                      444               456
 9.375% 2010                                                                                              112               120
Dominion Resources, Inc., Series 2000-A, 8.125% 2010                                                    3,089             3,569
Virginia Electric and Power Co., Series 2002-A, 5.375% 2007                                             1,535             1,601
PSEG Power LLC 7.75% 2011                                                                               2,500             2,835
PSEG Energy Holdings Inc. 8.625% 2008                                                                   2,100             2,268
Dynegy Holdings Inc. 10.125% 2013 (1)                                                                   4,600             5,002
Duke Capital Corp. 7.50% 2009                                                                           4,000             4,416
Nevada Power Co., General and Refunding Mortgage Notes, Series G, 9.00% 2013                            1,675             1,830
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series H,
   6.25% 2012 (1)                                                                                       1,125             1,063
Sierra Pacific Resources 8.625% 2014 (1)                                                                  550               539
Constellation Energy Group, Inc. 6.125% 2009                                                            1,000             1,061

AUTOMOBILES  -  0.67%
Ford Motor Credit Co.:
 7.375% 2011                                                                                            4,000             4,225
 7.875% 2010                                                                                            3,500             3,813
 7.25% 2011                                                                                             3,500             3,660
 7.00% 2013                                                                                             2,000             2,022
General Motors Acceptance Corp.:
 6.875% 2011                                                                                            5,000             5,134
 6.125% 2006                                                                                            2,000             2,084
DaimlerChrysler North America Holding Corp.:
 7.20% 2009                                                                                             2,000             2,179
 6.40% 2006                                                                                             2,000             2,106
 7.75% 2011                                                                                             1,000             1,119


HEALTH CARE PROVIDERS & SERVICES  -  0.55%
HCA Inc.:
 6.25% 2013                                                                                             2,415             2,404
 5.75% 2014                                                                                             2,500             2,381
 7.125% 2006                                                                                            1,335             1,411
Concentra Operating Corp. 9.50% 2010                                                                    2,750             2,942
Aetna Inc. 7.375% 2006                                                                                  2,650             2,826
Humana Inc. 7.25% 2006                                                                                  2,500             2,681
Quintiles Transnational Corp. 10.00% 2013                                                               2,500             2,487
Health Net, Inc. 8.375% 2011                                                                            2,000             2,341
Tenet Healthcare Corp. 7.375% 2013                                                                      2,500             2,275

HOTELS, RESTAURANTS & LEISURE  -  0.51%
Six Flags, Inc.:
 8.875% 2010                                                                                            1,450             1,443
 9.75% 2013                                                                                             1,375             1,389
 9.50% 2009                                                                                             1,000             1,032
 9.625% 2014 (1)                                                                                        1,000             1,000
Carnival Corp. 6.15% 2008                                                                               3,000             3,196
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012                          2,250             2,272
Hyatt Equities, LLC 6.875% 2007 (1)                                                                     2,000             2,128
Buffets, Inc. 11.25% 2010                                                                               2,000             2,100
Perkins Family Restaurants, LP, Perkins Finance Corp., Series B, 10.125% 2007                           1,500             1,553
CKE Restaurants, Inc. 9.125% 2009                                                                       1,250             1,306
Sbarro, Inc. 11.00% 2009                                                                                1,250             1,100
Boyd Gaming Corp. 7.75% 2012                                                                            1,000             1,015
Argosy Gaming Co. 7.00% 2014 (1)                                                                          750               735

OIL & GAS  -  0.50%
Premcor Refining Group Inc.:
 7.75% 2012                                                                                             3,000             3,128
 7.50% 2015                                                                                             1,500             1,564
General Maritime Corp. 10.00% 2013                                                                      2,300             2,544
Pemex Finance Ltd., Series 1999-2, Class A-3, 10.61% 2017 (7)                                           1,870             2,539
Petrozuata Finance, Inc., Series B: (7)
 8.22% 2017 (1)                                                                                         2,180             2,060
 8.22% 2017                                                                                               350               331
Northwest Pipeline Corporation 8.125% 2010                                                              1,850             2,003
El Paso Corp. 7.75% 2032                                                                                2,000             1,615
ConocoPhillips 3.625% 2007                                                                              1,500             1,496
Western Oil Sands Inc. 8.375% 2012                                                                      1,200             1,308
Newfield Exploration Co. 8.375% 2012                                                                    1,175             1,281

COMMERCIAL SERVICES & SUPPLIES  -  0.49%
Worldspan, LP and WS Financing Corp. 9.625% 2011                                                        3,500             3,605
Cendant Corp.:
 6.25% 2008                                                                                             2,000             2,135
 6.875% 2006                                                                                            1,000             1,069
Allied Waste North America, Inc.:
 8.50% 2008                                                                                               875               961
 Series B, 8.875% 2008                                                                                    750               825
 5.75% 2011 (1)                                                                                           750               714
 6.125% 2014 (1)                                                                                          750               690
KinderCare Learning Centers, Inc., Series B, 9.50% 2009                                                 3,071             3,132
United Rentals (North America), Inc., Series B:
 6.50% 2012                                                                                             1,750             1,663
 7.00% 2014                                                                                               750               671
Waste Management, Inc. 6.875% 2009                                                                      2,000             2,198
Synagro Technologies, Inc. 9.50% 2009                                                                   1,500             1,575

REAL ESTATE  -  0.46%
United Dominion Realty Trust, Inc. 6.50% 2009                                                           3,000             3,235
Developers Diversified Realty Corp. 3.875% 2009                                                         3,000             2,869
EOP Operating LP:
 7.75% 2007                                                                                             1,000             1,111
 7.25% 2018                                                                                             1,000             1,087
Host Marriott, LP:
 Series G, 9.25% 2007                                                                                   1,250             1,384
 Series E, 8.375% 2006                                                                                    400               424
 Series I, 9.50% 2007                                                                                     350               384
FelCor Lodging LP 9.00% 2011 (2)                                                                        2,072             2,150
Hospitality Properties Trust 6.75% 2013                                                                 1,725             1,794
Rouse Co. 7.20% 2012                                                                                    1,500             1,637
Federal Realty Investment Trust 6.125% 2007                                                             1,000             1,060
ERP Operating LP 4.75% 2009                                                                             1,000             1,002

ELECTRIC UTILITIES  -  0.43%
Edison Mission Energy:
 7.73% 2009                                                                                             3,000             2,933
 10.00% 2008                                                                                            2,250             2,413
 9.875% 2011                                                                                            1,000             1,048
Progress Energy, Inc. 5.85% 2008                                                                        2,305             2,415
Israel Electric Corp. Ltd. 7.70% 2018 (1)                                                               1,750             1,892
Exelon Generation Co., LLC 6.95% 2011                                                                   1,680             1,842
Cilcorp Inc. 9.375% 2029                                                                                1,185             1,561
Tri-State Generation and Transmission Assn., Inc.,  Pass Through Trust,
   Series 2003-A, 6.04% 2018 (1) (7)                                                                    1,500             1,502
Pacific Gas and Electric Co., First Mortgage Bonds, 3.60% 2009                                          1,500             1,445

PAPER & FOREST PRODUCTS  -  0.43%
Norske Skogindustrier ASA: (1)
 7.125% 2033                                                                                            2,200             2,234
 7.625% 2011                                                                                            1,000             1,106
Weyerhaeuser Co. 5.95% 2008                                                                             3,000             3,169
International Paper Co. 4.00% 2010                                                                      3,000             2,865
Potlatch Corp. 10.00% 2011                                                                              2,000             2,230
Abitibi-Consolidated Co. of Canada 6.00% 2013                                                           2,500             2,225
Scotia Pacific Co. LLC, Series B, Class A-2, 7.11% 2028 (7)                                             2,000             1,700
Georgia-Pacific Corp. 8.125% 2011                                                                       1,250             1,388

HOUSEHOLD DURABLES  -  0.38%
Toll Brothers, Inc. 4.95% 2014                                                                          5,000             4,634
William Lyon Homes, Inc. 10.75% 2013                                                                    2,500             2,775
Technical Olympic USA, Inc. 10.375% 2012                                                                2,500             2,619
K. Hovnanian Enterprises, Inc.:
 7.75% 2013                                                                                             1,250             1,253
 8.875% 2012                                                                                              780               823
Beazer Homes USA, Inc. 8.375% 2012                                                                      1,500             1,590
WCI Communities, Inc.:
 10.625% 2011                                                                                             775               862
 9.125% 2012                                                                                              500               543

CHEMICALS  -  0.37%
Equistar Chemicals, LP:
 10.125% 2008                                                                                           2,100             2,310
 8.75% 2009                                                                                               500               524
Equitstar Chemicals, LP and Equistar Funding Corp. 10.625% 2011                                           375               418
Dow Chemical Co.:
 5.75% 2009                                                                                             1,500             1,567
 6.00% 2012                                                                                             1,500             1,553
Millennium America Inc. 9.25% 2008                                                                      2,875             3,105
ICI Wilmington, Inc. 5.625% 2013                                                                        2,500             2,448
Rhodia 10.25% 2010 (1)                                                                                  1,500             1,523
Nalco Co. 7.75% 2011 (1)                                                                                1,190             1,252

FOOD PRODUCTS  -  0.33%
Burns Philp Capital Pty Ltd., Series B, 9.75% 2012                                                      3,175             3,302
Burns Philp Capital Pty Ltd. and Burns Philp Capital (U.S.) Inc.:
 10.75% 2011                                                                                            2,425             2,595
 9.50% 2010                                                                                               500               535
Gold Kist Inc. 10.25% 2014 (1)                                                                          2,775             3,025
WH Holdings (Cayman Islands) Ltd. and WH Capital Corp. 9.50% 2011 (1)                                   2,500             2,613
Fage Dairy Industry SA 9.00% 2007                                                                       1,000             1,020

COMMERCIAL BANKS  -  0.32%
Household Finance Corp. 7.875% 2007                                                                     4,500             4,975
UFJ Finance Aruba AEC 6.75% 2013                                                                        2,325             2,408
National Westminster Bank PLC 7.75% (undated) (2)                                                       2,000             2,217
HBOS PLC 5.375% (undated) (1)(2)                                                                        2,000             1,931
Mizuho Financial Group (Cayman) Ltd. 5.79% 2014 (1)                                                     1,000               985

METALS & MINING  -  0.29%
Oregon Steel Mills, Inc. 10.00% 2009                                                                    3,000             3,195
Earle M. Jorgensen Co. 9.75% 2012                                                                       2,100             2,310
Gerdau Ameristeel Corp. and GUSAP Partners 10.375% 2011                                                 1,850             2,072
Ispat Inland ULC 9.75% 2014 (1)                                                                         2,000             2,070
Freeport-McMoRan Copper & Gold Inc. 10.125% 2010                                                        1,825             1,980

AEROSPACE & DEFENSE  -  0.28%
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011 (1) (7)                                 4,080             4,345
Raytheon Co. 4.85% 2011                                                                                 3,000             2,982
Bombardier Inc. 6.30% 2014 (1)                                                                          3,000             2,552
General Dynamics Corp. 4.50% 2010                                                                       1,000               997

CONTAINERS & PACKAGING  -  0.27%
Owens-Brockway Glass Container Inc. 7.75% 2011                                                          2,000             2,090
Owens-Illinois, Inc. 7.35% 2008                                                                           750               752
Jefferson Smurfit Corp. (U.S.) 7.50% 2013                                                               2,000             1,990
Norampac Inc. 6.75% 2013                                                                                1,650             1,625
Longview Fibre Co. 10.00% 2009                                                                          1,250             1,356
Graphic Packaging International, Inc. 9.50% 2013                                                        1,000             1,090
Tekni-Plex, Inc., Series B, 12.75% 2010                                                                 1,000               965
Temple-Inland Inc. 7.875% 2012                                                                            815               924

INDUSTRIAL CONGLOMERATES  -  0.24%
Tyco International Group SA:
 6.125% 2008                                                                                            2,000             2,130
 6.375% 2011                                                                                            1,500             1,598
General Electric Capital Corp., Series A, 5.00% 2007                                                    3,500             3,637
Hutchison Whampoa International Ltd. 7.00% 2011 (1)                                                     2,000             2,117

CONSUMER FINANCE  -  0.21%
SLM Corp., Series A:
 3.625% 2008                                                                                            2,500             2,468
 3.95% 2008                                                                                             1,000               989
MBNA Corp., Series B, 1.979% 2027 (2)                                                                   3,000             2,838
Capital One Financial Corp. 7.125% 2008                                                                 2,000             2,157

FOOD & STAPLES RETAILING  -  0.20%
Pathmark Stores, Inc. 8.75% 2012                                                                        3,500             3,518
CVS Corp. 6.117% 2013 (1) (7)                                                                           1,895             1,987
Rite Aid Corp. 6.875% 2013                                                                              1,250             1,156
Winn-Dixie Stores, Inc. 8.875% 2008                                                                       950               903
Ahold Finance U.S.A., Inc. 8.25% 2010                                                                     230               244

MACHINERY  -  0.20%
Terex Corp.:
 Class B, 10.375% 2011                                                                                  2,350             2,632
 7.375% 2014                                                                                            1,500             1,478
John Deere Capital Corp. 3.90% 2008                                                                     2,000             2,001
NMHG Holding Co. 10.00% 2009                                                                            1,500             1,658

BUILDING PRODUCTS  -  0.18%
Jacuzzi Brands, Inc. 9.625% 2010                                                                        3,000             3,225
Koppers Inc. 9.875% 2013                                                                                2,325             2,558
Nortek, Inc. 0%/10.00% 2011 (1)(5)                                                                      1,500             1,208

COMMUNICATIONS EQUIPMENT  -  0.17%
Motorola, Inc.:
 8.00% 2011                                                                                             2,500             2,883
 6.75% 2006                                                                                             2,000             2,104
Nortel Networks Ltd. 6.125% 2006                                                                        1,750             1,768

ELECTRONIC EQUIPMENT & INSTRUMENTS  -  0.17%
Solectron Corp. 9.625% 2009                                                                             2,500             2,756
Viasystems, Inc. 10.50% 2011 (1)                                                                        2,000             2,110
Sanmina-SCI Corp. 10.375% 2010                                                                          1,500             1,725

DIVERSIFIED FINANCIAL SERVICES  -  0.16%
CIT Group Inc. 6.875% 2009                                                                              5,000             5,500
Citigroup Inc. 3.50% 2008                                                                               1,000               987

OTHER INDUSTRIES  -  1.10%
GE SeaCo Finance SRL, Series 2004-1, Class A, AMBAC insured, 1.579% 2019 (2)(7)                         4,917             4,917
Electronic Data Systems Corp.:
 Series B, 6.00% 2013 (2)                                                                               3,355             3,210
 7.125% 2009                                                                                            1,600             1,676
Stoneridge, Inc. 11.50% 2012                                                                            2,850             3,370
Northwest Airlines, Inc.:
 9.875% 2007                                                                                            1,675             1,332
 8.875% 2006                                                                                            1,000               855
 10.00% 2009                                                                                            1,075               812
J.C. Penney Co., Inc. 8.25% 2022 (7)                                                                    2,678             2,799
Wyeth 5.50% 2014                                                                                        2,500             2,393
Payless ShoeSource, Inc. 8.25% 2013                                                                     2,225             2,214
NiSource Finance Corp. 7.625% 2005                                                                      2,000             2,122
Saks Inc.:
 7.50% 2010                                                                                             1,000             1,045
 9.875% 2011                                                                                              550               642
Washington Mutual, Inc. 7.50% 2006                                                                      1,500             1,627
Playtex Products, Inc. 8.00% 2011 (1)                                                                   1,500             1,569
Horizon Lines, LLC and Horizon Lines Holding Corp. 9.00% 2012 (1)                                       1,500             1,530
Burlington Northern Santa Fe Corp., Series 2002-2, 5.14% 2021 (7)                                       1,500             1,453
Toys "R" Us, Inc. 7.875% 2013                                                                           1,380             1,392
ON Semiconductor Corp. 13.00% 2008 (2)                                                                  1,186             1,367
TFM, SA de CV:
 10.25% 2007                                                                                              475               473
 2.50% 2012                                                                                               435               465
 11.75% 2009                                                                                              430               421
Visteon Corp. 7.00% 2014                                                                                1,250             1,206
RailAmerica Transportation Corp. 12.875% 2010                                                           1,000             1,150
Tenneco Automotive Inc., Series B, 11.625% 2009                                                         1,000             1,080
Amkor Technology, Inc. 7.75% 2013                                                                       1,100             1,048
Delta Air Lines, Inc. 7.70% 2005                                                                        1,185               800
Associated Materials Inc. 0%/11.25% 2014 (1)(5)                                                         1,000               675

MORTGAGE-BACKED OBLIGATIONS(7)  -  3.39%
Agency pass-throughs:
 Fannie Mae:
  5.50% 2019 - 2033                                                                                    15,481            15,571
  6.50% 2032 - 2033                                                                                     9,289             9,697
  6.00% 2013 - 2034                                                                                     7,189             7,388
  7.00% 2009 - 2032                                                                                     1,268             1,342
 Freddie Mac:
  6.00% 2033 - 2034                                                                                    11,308            11,553
  5.00% 2018 - 2033                                                                                     9,150             9,012
  6.50% 2016                                                                                            2,496             2,640
 Government National Mortgage Assn.:
  6.00% 2033                                                                                            1,681             1,725
  7.00% 2022 - 2024                                                                                     1,370             1,467
  6.50% 2029                                                                                            1,357             1,426
  7.50% 2029                                                                                            1,153             1,249
  8.00% 2020 - 2030                                                                                       910               999
  8.50% 2021 - 2023                                                                                       284               313
Commercial mortgage-backed obligations:
 Salomon Brothers Commercial Mortgage Trust:
  Series 2001-C1, Class A-3, 6.428% 2035                                                                5,000             5,328
  Series 2000-C3, Class B, 6.758% 2033                                                                  1,000             1,088
 Morgan Stanley Capital I, Inc.:
  Series 1998-HF2, Class A-2, 6.48% 2030                                                                3,000             3,230
  Series 2003-KIDS, Class A, 1.891% 2016 (1)(2)                                                         2,939             2,944
 DLJ Mortgage Acceptance Corp.:
  Series 1998-CF1, Class A-1B, 6.41% 2031                                                               5,000             5,356
  Series 1996-CF2, Class A-1B, 7.29% 2021 (1)                                                              70                70
 Freddie Mac, Series T-041, Class 3-A, 7.50% 2032                                                       2,519             2,701
 Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041                                                     2,234             2,363
 CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-3,
   6.238% 2034                                                                                          2,165             2,305
 Opryland Hotel Trust, Series 2001-OPRY, Class C, 2.05% 2011 (1)(2)                                     2,000             2,003
 L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026 (1)                                            1,881             1,938
 Tower Ventures, LLC, Series 2004-1, Class A, 3.711% 2034 (1)                                           1,979             1,909
 Bear Stearns Commercial Mortgage Securities Inc., Series 2004-HS2, Class H,
   2.761% 2016 (1) (2)                                                                                  1,500             1,500
 Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2,
   7.757% 2032                                                                                          1,300             1,479
 GMAC Commercial Mortgage Securities, Inc., Series 1999-C3, Class C,
   7.786% 2036                                                                                          1,000             1,125
Private label mortgage obligations:
 Bear Stearns ARM Trust: (2)
  Series 2004-3, Class I-2-A-1, 4.344% 2034                                                             4,975             4,921
  Series 2003-9, Class III-A-2, 5.073% 2034                                                             4,189             4,179
  Series 2003-3, Class II-A-2, 4.176% 2033                                                              1,177             1,172
 WaMu Mortgage Pass-Through Certificates Trust: (2)
  Series 2003-AR8, Class A, 4.03% 2033                                                                  3,475             3,440
  Series 2003-AR7, Class A, 3.84% 2033                                                                  1,864             1,829
 Structured Asset Securities Corp., Series 2004-S2, Class A-3, 1.57% 2034                               5,000             5,037
 Banc of America Mortgage Securities Trust: (2)
  Series 2003-G, Class 2-A-1, 4.088% 2033                                                               3,158             3,147
  Series 2003-D, Class 2-A-1, 4.183% 2033                                                               1,489             1,480
 CS First Boston Mortgage Securities Corp., Series 2004-AR1, Class II-A-1,
   4.823% 2034 (2)                                                                                      3,926             3,940
 CHL Mortgage Pass-Through Trust, Series 2003-27, Class A-1, 3.81% 2033 (2)                             1,869             1,855
Private issue pass-through obligation:
 Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.524% 2027 (1)(2)                        1,185             1,278
Private issue collateralized mortgage obligation:
 Security National Mortgage Loan Trust, Series 2001-2A, Class M, 8.10% 2024 (1)                         1,830             1,853

ASSET BACKED SECURITIES (7)  -  1.73%
Ameriquest Mortgage Securities Inc.:
 Series 2003-12, Class M-1, 2.05% 2033 (2)                                                              5,000             5,059
 Series 2003-5, Class A-2, 2.43% 2033                                                                   3,756             3,756
MMCA Auto Owner Trust :
 Series 2002-2, Class A-4, 4.30% 2010                                                                   2,000             2,020
 Series 2000-1, Class B, 7.55% 2005                                                                     1,976             1,985
 Series 2000-2, Class B, 7.42% 2005                                                                     1,651             1,660
Metris Master Trust, Series 2001-2, Class A, 1.60% 2009 (2)                                             5,000             4,934
Residental Asset Mortgage Products Trust:
 Series 2004-RS3, Class A-I-2, 3.052% 2029                                                              3,000             2,827
 Series 2003-RS11, Class A-I-7, 4.828% 2033                                                             2,000             1,911
Drive Auto Receivables Trust,  XLCA insured: (1)
 Series 2004-A, Class A-3, 2.419% 2008                                                                  2,250             2,206
 Series 2003-A, Class A-3, 2.524% 2008                                                                  2,000             2,003
Continental Airlines, Inc.:
 Series 2001-1, Class B, 7.373% 2017                                                                    2,226             1,781
 Series 1998-3, Class C-2, 7.25% 2005                                                                   1,500             1,280
 Series 1996-2C, 10.22% 2016                                                                            1,530             1,123
First Investors Auto Owners Trust, MBIA insured:  (1)
 Series 2003-A, Class A, 2.58% 2011                                                                     2,396             2,393
 Series 2002-A, Class A, 3.46% 2008                                                                       739               744
MBNA Credit Card Master Note Trust, Series 2002-1, Class B, 5.15% 2009                                  3,000             3,110
Hyundai Auto Receivables Trust, Series 2001-A, Class C, 5.57% 2006 (1)                                  3,000             3,060
Triad Automobile Receivables Owner Trust, Series 2002-1, Class A-3, AMBAC
   insured, 3.00% 2009 (1)                                                                              3,000             3,018
Impac CMB Grantor Trust, Series 2004-6, Class 1-A-1, 1.66% 2034                                         2,550             2,550
AmeriCredit Automobile Receivables Trust, Series 2003-CF, Class A-4,
   FSA insured, 3.48% 2010                                                                              2,500             2,502
Long Beach Mortgage Loan Trust, Series 2004-A, Class M-2, 1.90% 2024 (2)                                2,500             2,501
CPS Auto Receivables Trust, Series 2003-A, Class A-2, XLCA insured,
   2.89% 2009 (1)                                                                                       2,053             2,036
Northwest Airlines, Inc., Series 1999-2, Class A, 7.575% 2020                                           1,897             1,866
Residential Asset Securities Corp. Trust, Series 2003-KS2, Class A-I-2,
   2.15% 2024                                                                                           1,800             1,799
United Air Lines, Inc.: (8)
 Series 1996-A2, 7.87% 2019                                                                             3,000             1,223
 Series 1995-A1, 9.02% 2012                                                                             1,196               538
NextCard Credit Card Master Note Trust, Series 2000-1, Class B, 2.039%
   2006 (1)(2)                                                                                          1,700             1,696
Providian Master Trust, Series 2000-1, Class C, 2.45% 2009 (1)(2)                                       1,500             1,489
Delta Air Lines, Inc.:
 Series 1993-A2, 10.50% 2016                                                                            2,000               760
 Series 1992-A2, 9.20% 2014                                                                             1,000               500
California Infrastructure and Economic Development Bank, Special Purpose Trust,
   SCE-1, Series 1997-1, Class A-6, 6.38% 2008 (7)                                                      1,087             1,136
Consumer Credit Reference Index Securities Program Trust, Series 2002-2A,
   Class FX, 10.421% 2007 (1)                                                                           1,000             1,031
Pass-through Amortizing Credit Card Trusts, Series 2002-1A, Class A-3FX,
   6.298% 2012 (1)                                                                                        747               752
Duck Auto Owner Trust, Series 2002-B, Class A, XLCA insured, 2.985% 2007 (1)                              487               488
NPF XII, Inc., Series 2001-3, Class A, 5.52% 2007 (1)(4)(8)                                             5,000               448
First Consumer Master Trust, Series 1999-A, Class A, 5.80% 2005 (1)                                       320               319
Jet Equipment Trust, Series 1995-B, Class B, 7.83% 2015 (1) (8)                                         2,417                12

U.S. TREASURY BONDS & NOTES  -  2.46%
 7.00% 2006                                                                                    $       25,000            27,090
 6.50% 2005                                                                                            20,000            20,766
 3.375% 2007  (9)                                                                                      17,797            19,049
 3.375% 2008                                                                                            6,500             6,431
 3.625% 2008  (9)                                                                                       5,818             6,350
 5.75% 2010                                                                                             5,000             5,452
 2.625% 2008                                                                                            5,000             4,845
 9.250% 2016                                                                                            3,000             4,165
 7.25% 2016                                                                                             2,000             2,418
 11.75% 2010                                                                                              500               530

MUNICIPAL OBLIGATIONS  -  0.19%
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement
   Asset-backed Bonds, Series 2001-A, Class A, 6.36% 2025                                               3,366             3,287
State of New Jersey, Tobacco Settlement Financing Corp., Tobacco Settlement
   Asset-backed Bonds, Series 2002, 5.75% 2032                                                          2,975             2,558
State of California, Golden State Tobacco Securitization Corp., Tobacco
   Settlement Asset-backed Bonds, Series 2003-A1, 6.25% 2033                                            2,000             1,796

NON-U.S. GOVERNMENT OBLIGATIONS  -  0.06%
Brazil (Federal Republic of) 10.25% 2013                                                                2,250             2,182

Total bonds & notes (cost: $869,817,000)                                                                                877,190


SHORT-TERM SECURITIES - 13.59%
CORPORATE SHORT-TERM NOTES  -  9.27%
Coca-Cola Co. 1.22%-1.27% due 8/27/2004                                                        $       36,100  $         36,023
Clipper Receivables Co., LLC 1.06%-1.50% due 7/1-7/9/2004 (1)                                          32,900            32,894
Verizon Network Funding Corp. 1.09%-1.24% due 7/22-8/4/2004                                            32,200            32,171
DuPont (E.I.) de Nemours & Co. 1.09%-1.24% due 7/26-8/12/2004                                          30,000            29,964
Pfizer Inc 1.07%-1.20% due 7/12-8/11/2004 (1)                                                          28,700            28,673
Gannett Co. 1.03%-1.15% due 7/20-7/22/2004 (1)                                                         26,900            26,883
IBM Credit Corp. 1.06% due 8/2/2004 (10)                                                               25,000            24,974
Receivables Capital Corp., LLC 1.06% due 7/13/2004 (1)                                                 24,000            23,991
FCAR Owner Trust I 1.45% due 9/16/2004                                                                 21,892            21,821
Ciesco LLC 1.26% due 8/13/2004 (1)                                                                     19,900            19,869
Three Pillars Funding, Corp. 1.21% due 7/15/2004 (1)                                                   17,400            17,391
Netjets Inc. 1.16% due 8/17/2004 (1)                                                                   15,000            14,974
Procter & Gamble Co. 1.18% due 7/28/2004 (1)                                                           13,000            12,988
Anheuser-Busch Cos. Inc. 1.23% due 7/27/2004 (1)                                                       10,000             9,991
New Center Asset Trust 1.15% due 8/5/2004                                                              10,000             9,988
Clorox Co. 1.26% due 7/28/2004                                                                          9,000             8,991
Triple-A One Funding Corp. 1.15% due 8/11/2004 (1)                                                      8,400             8,387
Private Export Funding Corp. 1.05% due 7/28/2004 (1)(10)                                                4,000             3,997
Edison Asset Securitization LLC 1.08% due 8/4/2004 (1)                                                  2,323             2,320

U.S. TREASURIES  -  3.34%
U.S. Treasury Bills 1.05%-1.22% due 8/5-9/9/2004                                                      132,000           131,797

FEDERAL AGENCY DISCOUNT NOTES  -  0.98%
Freddie Mac 1.20% due 8/20/2004                                                                        15,700            15,672
Fannie Mae 1.29% due 8/30/2004                                                                         14,200            14,165
Federal Home Loan Bank 1.07% due 7/28/2004                                                              8,800             8,793

Total short-term securities (cost: $536,739,000)                                                                        536,717

Total investment securities (cost: $3,555,351,000)                                                                    3,917,909

New Taiwanese Dollar (cost: $3,502,000)                                                            NT$116,637             3,474

Other assets less liabilities                                                                                            29,374

Net assets                                                                                                           $3,950,757

(1) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.
(2) Coupon rate may change periodically.
(3) Security did not produce income during the last 12 months.
(4) Valued under fair value procedures adopted by authority of the Board of Trustees.
(5) Step bond; coupon rate will increase at a later date.
(6) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(7) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
(8) Company not making scheduled interest payments;
    bankruptcy proceedings pending.
(9) Index-linked bond whose principal amount moves with a government retail price index.
(10) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

ADR = American Depositary Receipts

See Notes to Financial Statements




BOND FUND                              Investment portfolio as of June 30, 2004
                                                                      unaudited


                                                                                                Principal             Market
                                                                                                   amount              value
BONDS & NOTES  -  83.07%                                                                            (000)              (000)

MEDIA  -  5.76%
AOL Time Warner Inc.:
 7.625% 2031                                                                               $        2,250   $          2,442
 6.125% 2006                                                                                        2,250              2,358
 6.875% 2012                                                                                        2,000              2,164
Time Warner Inc. 7.75% 2005                                                                           500                521
Liberty Media Corp.:
 7.875% 2009                                                                                        3,500              3,940
 8.25% 2030                                                                                         1,000              1,143
 7.75% 2009                                                                                           750                838
 5.70% 2013                                                                                           500                493
Charter Communications Operating, LLC and Charter Communications Operating
   Capital Corp. 8.00% 2012 (1)                                                                     3,000              2,917
Charter Communications Holdings, LLC and Charter Communications Holdings
   Capital Corp.: (2)
 0%/11.75% 2011                                                                                     3,100              2,023
 0%/13.50% 2011                                                                                       425                313
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013 (1)                                       725                698
Viacom Inc.:
 6.625% 2011                                                                                        2,000              2,179
 5.625% 2007                                                                                        1,200              1,261
CBS Corp. 7.15% 2005                                                                                2,000              2,079
Radio One, Inc., Series B, 8.875% 2011                                                              4,600              5,043
Chancellor Media Corp. of Los Angeles 8.00% 2008                                                    2,250              2,557
Clear Channel Communications, Inc.:
 4.625% 2008                                                                                          875                885
 6.625% 2008                                                                                          750                804
 5.75% 2013                                                                                           750                755
Cinemark USA, Inc. 9.00% 2013                                                                       4,000              4,385
Univision Communications Inc.:
 7.85% 2011                                                                                         1,925              2,223
 3.875% 2008                                                                                        2,000              1,953
Tele-Communications, Inc. 9.80% 2012                                                                2,000              2,511
Comcast Cable Communications, Inc. 8.375% 2007                                                        750                839
Comcast Corp. 6.50% 2015                                                                              750                779
Videotron Ltee 6.875% 2014                                                                          4,125              4,032
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 8.375% 2013                                    3,500              3,889
Young Broadcasting Inc.:
 10.00% 2011                                                                                        2,716              2,777
 8.50% 2008 (1)                                                                                     1,000              1,057
News America Inc.:
 4.75% 2010                                                                                         2,000              1,990
 6.75% 2038                                                                                         1,000              1,095
Dex Media, Inc.: (1)
 8.00% 2013                                                                                         1,250              1,206
 0%/9.00% 2013  (2)                                                                                 2,650              1,722
EchoStar DBS Corp. 9.125% 2009                                                                      2,475              2,726
Telenet Group Holding NV 0%/11.50% 2014 (1) (2)                                                     2,000              1,280
Telenet Communications NV 9.00% 2013                                                        Euro    1,000              1,223
Adelphia Communications Corp.: (3)
 10.25% 2011                                                                                       $1,450              1,493
 10.25% 2006                                                                                        1,000                995
Kabel Deutschland GmbH 10.625% 2014 (1)                                                             2,275              2,349
RH Donnelley Inc. 8.875% 2010 (1)                                                                   2,000              2,205
NTL Cable PLC 8.75% 2014 (1) (4)                                                                    2,075              2,137
PanAmSat Corp. 6.125% 2005                                                                          2,000              2,030
Reader's Digest Association, Inc. 6.50% 2011                                                        2,000              1,962
Antenna TV SA 9.75% 2008                                                                    Euro    1,425              1,703
AMC Entertainment Inc. 8.00% 2014 (1)                                                              $1,675              1,608
Hollinger Participation Trust 12.125% 2010 (1) (4) (5)                                              1,033              1,208
Regal Cinemas Corp., Series B, 9.375% 2012                                                          1,000              1,170
Cox Communications, Inc. 4.625% 2013                                                                1,250              1,156
Cox Radio, Inc. 6.625% 2006                                                                         1,000              1,053
Entravision Communications Corp. 8.125% 2009                                                        1,000              1,036
Gray Communications Systems, Inc. 9.25% 2011                                                          875                964
CSC Holdings, Inc., Series B, 8.125% 2009                                                             750                784
Gannett Co., Inc. 4.95% 2005                                                                          750                764
British Sky Broadcasting Group PLC 8.20% 2009                                                         625                721
LBI Media, Inc. 10.125% 2012                                                                          250                280
RBS Participacoes SA 11.00% 2007 (1)                                                                  250                219


WIRELESS TELECOMMUNICATION SERVICES  -  4.49%
Nextel Communications, Inc.:
 7.375% 2015                                                                                       12,250             12,434
 6.875% 2013                                                                                        1,350              1,345
American Tower Corp.:
 7.50% 2012 (1)                                                                                     4,500              4,376
 9.375% 2009                                                                                        3,775              4,049
American Towers, Inc.:
 0% 2008                                                                                            3,000              2,205
 7.25% 2011                                                                                         1,825              1,839
Tritel PCS, Inc. 10.375% 2011                                                                       2,987              3,452
AT&T Wireless Services, Inc.:
 7.50% 2007                                                                                         3,000              3,291
 7.875% 2011                                                                                        1,890              2,153
 8.125% 2012                                                                                        1,110              1,285
American Cellular Corp., Series B, 10.00% 2011                                                      4,750              4,121
Dobson Communications Corp.:
 10.875% 2010                                                                                       3,500              3,027
 8.875% 2013                                                                                        1,375              1,052
Crown Castle International Corp.:
 10.75% 2011                                                                                        2,000              2,250
 9.375% 2011                                                                                        1,750              1,934
 7.50% 2013                                                                                         1,800              1,800
 Series B, 7.50% 2013                                                                               1,750              1,750
Nextel Partners, Inc.:
 8.125% 2011                                                                                        5,800              5,945
 12.50% 2009                                                                                          684                800
Western Wireless Corp. 9.25% 2013                                                                   4,450              4,606
Verizon Wireless Capital LLC and Cellco Partnership 5.375% 2006                                     3,090              3,223
Centennial Communications Corp. and Centennial Cellular Operating Co.
   LLC 10.125% 2013                                                                                 1,000              1,037
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC and
   Centennial Puerto Rico Operating Corp. 8.125% 2014 (1)                                           1,000                932
Centennial Cellular Corp. 10.75% 2008                                                                 672                699
Triton PCS, Inc.:
 8.50% 2013                                                                                         1,250              1,187
 9.375% 2011                                                                                        1,000                860
Vodafone Group PLC 7.75% 2010                                                                       1,125              1,291
Cingular Wireless LLC 5.625% 2006                                                                   1,000              1,046
US Unwired Inc. 10.00% 2012 (1)                                                                     1,000              1,015
Rogers Cantel Inc. 9.75% 2016                                                                         500                569


AUTOMOBILES  -  4.23%
Ford Motor Credit Co.:
 7.375% 2009                                                                                       17,250             18,430
 7.375% 2011                                                                                        6,800              7,182
 7.875% 2010                                                                                        5,875              6,400
Ford Motor Co. 7.45% 2031                                                                           1,250              1,195
General Motors Acceptance Corp.:
 7.75% 2010                                                                                        12,750             13,857
 6.125% 2007                                                                                        8,000              8,354
 6.875% 2011                                                                                        2,000              2,053
 8.00% 2031                                                                                         1,250              1,284
General Motors Corp. 7.20% 2011                                                                     2,875              3,016
DaimlerChrysler North America Holding Corp.:
 6.50% 2013                                                                                         4,000              4,108
 7.75% 2011                                                                                         3,000              3,357
 7.30% 2012                                                                                         1,750              1,913


DIVERSIFIED TELECOMMUNICATION SERVICES  -  4.18%
Sprint Capital Corp.:
 6.375% 2009                                                                                        6,875              7,289
 4.78% 2006                                                                                         5,000              5,099
 8.375% 2012                                                                                        4,000              4,604
 6.90% 2019                                                                                         3,000              3,025
 7.625% 2011                                                                                        2,495              2,762
 6.875% 2028                                                                                        1,250              1,205
AT&T Corp.:
 8.05% 2011 (4)                                                                                    10,400             10,693
 6.00% 2009                                                                                         3,500              3,337
Qwest Services Corp.: (1)
 14.00% 2010                                                                                        3,192              3,727
 13.00% 2007                                                                                        2,891              3,310
 14.00% 2014                                                                                        1,080              1,293
Qwest Corp. 9.125% 2012 (1)                                                                         1,250              1,356
Qwest Capital Funding, Inc. 7.75% 2006                                                                625                622
France Telecom: (4)
 8.75% 2011                                                                                         3,500              4,061
 8.20% 2006                                                                                         2,000              2,145
Telecom Italia SpA, Series B, 5.25% 2013 (1)                                                        4,750              4,606
British Telecommunications PLC 8.375% 2010 (4)                                                      3,250              3,800
Cincinnati Bell Inc. 7.25% 2013                                                                     3,750              3,525
PCCW-HKT Capital Ltd. 8.00% 2011 (1)                                                                1,000              1,113
Koninklijke KPN NV 8.00% 2010                                                                         750                869
TELUS Corp. 8.00% 2011                                                                                750                854
Singapore Telecommunications Ltd. 7.375% 2031 (1)                                                     750                835
Deutsche Telekom International Finance BV 8.50% 2010 (4)                                              250                292
GT Group Telecom Inc. 0%/13.25% 2010 (2) (3) (6)                                                    1,000                  -


COMMERCIAL BANKS  -  2.89%
HBOS PLC 5.375% (undated) (1) (4)                                                                   4,500              4,345
HBOS Treasury Services PLC 3.75% 2008 (1)                                                           1,500              1,479
Bank of Scotland 7.00% (undated) (1) (4)                                                              480                525
Household Finance Corp.:
 4.75% 2009                                                                                         2,500              2,517
 6.75% 2011                                                                                         1,850              2,024
 6.375% 2011                                                                                        1,000              1,069
Abbey National PLC: (4)
 7.35% (undated)                                                                                    3,000              3,213
 6.70% (undated)                                                                                    1,300              1,396
UFJ Finance Aruba AEC 6.75% 2013                                                                    4,150              4,299
SocGen Real Estate Co. LLC, Series A, 7.64% (undated) (1) (4)                                       3,000              3,314
Royal Bank of Scotland Group PLC, Series 3 Preference Shares, 7.816% (undated)                      1,500              1,597
RBS Capital Trust I noncumulative trust preferred 4.709% (undated) (4)                              1,500              1,385
National Westminster Bank PLC 7.75% (undated) (4)                                                     250                277
Bank of America Corp. 4.375% 2010                                                                   3,000              2,928
J.P. Morgan Chase & Co. 5.75% 2013                                                                  2,750              2,800
LaBranche and Co., Inc. 9.50% 2009 (1)                                                              2,750              2,791
Popular North America, Inc., Series E, 3.875% 2008                                                  2,000              1,960
Development Bank of Singapore Ltd. 7.875% 2009 (1)                                                  1,500              1,711
Bayerische Landesbank, Series F, 2.50% 2006                                                         1,500              1,493
City National Corp. 5.125% 2013                                                                     1,500              1,459
Barclays Bank PLC: (1) (4)
 6.86% callable perpetual core tier one notes (undated)                                               750                778
 7.375% (undated)                                                                                     500                562
Zions Bancorporation 6.00% 2015                                                                     1,000              1,010
Chevy Chase Bank, FSB 6.875% 2013                                                                   1,000              1,005
US Bank National Association 2.85% 2006                                                             1,000                999
Mizuho Financial Group (Cayman) Ltd. 5.79% 2014 (1)                                                   750                739
HVB Funding Trust I 8.741% 2031 (1)                                                                   500                579
Comerica, Inc., Imperial Capital Trust I, Imperial Bancorp, Series B, 9.98% 2026                      350                412


HOTELS, RESTAURANTS & LEISURE  -  2.79%
Royal Caribbean Cruises Ltd.:
 8.75% 2011                                                                                         2,700              3,004
 8.00% 2010                                                                                         1,875              2,030
 7.00% 2007                                                                                         1,175              1,243
Starwood Hotels & Resorts Worldwide, Inc.:
 7.375% 2007                                                                                        2,730              2,887
 7.875% 2012                                                                                        2,575              2,768
ITT Corp. 6.75% 2005                                                                                  500                517
Mohegan Tribal Gaming Authority:
 6.375% 2009                                                                                        3,375              3,400
 8.125% 2006                                                                                        1,500              1,590
 8.375% 2011                                                                                        1,000              1,085
Harrah's Operating Co., Inc.:
 5.50% 2010 (1)                                                                                     4,500              4,528
 8.00% 2011                                                                                         1,000              1,130
Hilton Hotels Corp.:
 8.25% 2011                                                                                         2,522              2,818
 7.20% 2009                                                                                           825                879
 7.625% 2008                                                                                          695                752
Argosy Gaming Co.:
 7.00% 2014 (1)                                                                                     3,750              3,675
 9.00% 2011                                                                                           250                277
Six Flags, Inc.:
 9.50% 2009                                                                                         1,000              1,032
 9.625% 2014 (1)                                                                                    1,000              1,000
 8.875% 2010                                                                                        1,000                995
MGM Mirage, Inc. 6.00% 2009                                                                         2,000              1,970
Hyatt Equities, LLC 6.875% 2007 (1)                                                                 1,500              1,596
Boyd Gaming Corp.:
 9.25% 2009                                                                                           750                823
 7.75% 2012                                                                                           750                761
Horseshoe Gaming Holding Corp., Series B, 8.625% 2009                                               1,500              1,571
Carnival Corp.:
 6.15% 2008                                                                                           750                799
 3.75% 2007                                                                                           500                495
YUM  Brands, Inc. 7.70% 2012                                                                        1,000              1,147
Florida Panthers Holdings, Inc. 9.875% 2009                                                         1,000              1,057
Buffets, Inc. 11.25% 2010                                                                           1,000              1,050


MULTI-UTILITIES & UNREGULATED POWER  -  2.24%
AES Corp.:
 8.75% 2013 (1)                                                                                     4,850              5,220
 9.375% 2010                                                                                        2,019              2,163
 9.50% 2009                                                                                           695                746
 9.00% 2015 (1)                                                                                       350                377
AES Red Oak, LLC, Series B, 9.20% 2029 (7)                                                          2,500              2,612
AES Ironwood, LLC 8.857% 2025 (7)                                                                   1,210              1,282
Dynegy Holdings Inc.: (1)
 10.125% 2013                                                                                       3,750              4,078
 9.875% 2010                                                                                        3,225              3,483
Nevada Power Co., General and Refunding Morgage Notes, Series G, 9.00% 2013                         4,750              5,189
Virginia Electric and Power Co., Series 2002-A, 5.375% 2007                                         2,750              2,868
Dominion Resources, Inc., Series 2002-D, 5.125% 2009                                                1,500              1,521
Constellation Energy Group, Inc. 6.125% 2009                                                        2,550              2,704
Duke Capital Corp.:
 6.25% 2013                                                                                         1,000              1,016
 5.50% 2014                                                                                         1,000                952
Drax Group Ltd.: (1) (4)
 Class A-2, unit 9.02% 2015  (8)                                                            Pound     278                650
 Class A-1, 7.538% 2015                                                                               242                435
 Class B, 7.02% 2025                                                                                  205                312
PSEG Energy Holdings Inc. 8.625% 2008                                                              $1,000              1,080
AES Gener SA 7.50% 2014 (1)                                                                         1,000                950


HEALTH CARE PROVIDERS & SERVICES  -  2.14%
Columbia/HCA Healthcare Corp.:
 6.91% 2005 (9)                                                                                     4,500              4,634
 7.00% 2007                                                                                         2,500              2,662
 8.85% 2007                                                                                         2,000              2,191
HCA - The Healthcare Co. 8.75% 2010                                                                 1,250              1,429
HCA Inc. 6.25% 2013                                                                                 1,250              1,245
Concentra Operating Corp.:
 9.50% 2010                                                                                         4,000              4,280
 9.125% 2012 (1)                                                                                    3,250              3,412
Universal Hospital Services, Inc., Series B, 10.125% 2011                                           3,000              3,060
Aetna Inc.:
 7.375% 2006                                                                                        1,650              1,759
 7.875% 2011                                                                                          750                866
Triad Hospitals, Inc. 7.00% 2012                                                                    2,500              2,531
Health Net, Inc. 8.375% 2011                                                                        1,875              2,195
Tenet Healthcare Corp.:
 9.875% 2014 (1)                                                                                    1,000              1,022
 6.375% 2011                                                                                        1,000                880
Humana Inc. 7.25% 2006                                                                              1,500              1,609
Quintiles Transnational Corp. 10.00% 2013                                                           1,250              1,244
UnitedHealth Group Inc. 5.20% 2007                                                                  1,000              1,041


PAPER & FOREST PRODUCTS  -  1.98%
Georgia-Pacific Corp.:
 8.125% 2011                                                                                        2,700              2,997
 8.00% 2024 (1)                                                                                     2,500              2,512
 8.875% 2010                                                                                        2,050              2,332
 8.625% 2025                                                                                        1,500              1,594
 7.50% 2006                                                                                         1,380              1,470
 7.70% 2015                                                                                         1,250              1,328
 9.50% 2011                                                                                           575                678
Fort James Corp. 6.875% 2007                                                                        1,625              1,714
Abitibi-Consolidated Co. of Canada:
 5.02% 2011 (1) (4)                                                                                 2,500              2,519
 5.25% 2008                                                                                         2,500              2,385
 6.00% 2013                                                                                         2,500              2,225
Abitibi-Consolidated Finance LP 7.875% 2009                                                         1,500              1,567
Weyerhaeuser Co.:
 6.75% 2012                                                                                         2,000              2,169
 5.95% 2008                                                                                         1,000              1,056
Ainsworth Lumber Co. Ltd. 6.75% 2014 (1)                                                            2,500              2,356
Norske Skogindustrier ASA 6.125% 2015 (1)                                                           1,500              1,482
Potlatch Corp. 10.00% 2011                                                                          1,250              1,394
Scotia Pacific Co. LLC, Series B, Class A-2, 7.11% 2028 (7)                                         1,000                850
Pindo Deli Finance Mauritius Ltd. 10.25% 2002 (10)                                                  1,500                401
Kappa Beheer BV 10.625% 2009                                                                Euro      250                324


INSURANCE  -  1.95%
International Lease Finance Corp.:
 Series O, 4.55% 2009                                                                              $7,000              6,982
 3.75% 2007                                                                                         1,700              1,694
AIG SunAmerica Global Financing VII 5.85% 2008 (1)                                                  1,000              1,064
CNA Financial Corp.:
 6.60% 2008                                                                                         1,736              1,833
 6.95% 2018                                                                                         1,000              1,009
 6.75% 2006                                                                                           230                244
Monumental Global Funding Trust II: (1)
 3.45% 2007                                                                                         1,800              1,796
 2002-A, Series A, 5.20% 2007                                                                         750                785
New York Life Global Funding 3.875% 2009 (1)                                                        2,250              2,215
Allstate Financial Global Funding LLC: (1)
 4.25% 2008                                                                                         1,250              1,252
 5.25% 2007                                                                                           750                783
John Hancock Global Funding II,  Series 2004-A, 3.50% 2009 (1)                                      2,000              1,937
Nationwide Life Insurance Co. 5.35% 2007 (1)                                                        1,000              1,043
Nationwide Mutual Insurance Co. 7.875% 2033 (1)                                                       750                855
Travelers Property Casualty Corp. 5.00% 2013                                                        1,750              1,698
Prudential Holdings, LLC, Series C, 8.695% 2023 (1) (7)                                             1,250              1,504
ING Security Life Institutional Funding 2.70% 2007 (1)                                              1,000                984
ReliaStar Financial Corp. 8.00% 2006                                                                  250                276
MetLife, Inc. 3.911% 2005                                                                           1,130              1,145
ACE INA Holdings Inc. 5.875% 2014                                                                   1,000              1,014
Hartford Financial Services Group, Inc. 2.375% 2006                                                 1,000                984
Assurant, Inc. 5.625% 2014                                                                          1,000                984
Mangrove Bay Pass-through Trust 6.102% 2033 (1) (4)                                                   750                742


OIL & GAS  -  1.91%
Premcor Refining Group Inc.:
 9.25% 2010                                                                                         3,750              4,247
 6.75% 2011                                                                                         2,700              2,788
 6.125% 2011                                                                                        2,000              2,000
 6.75% 2014                                                                                         2,000              1,990
 9.50% 2013                                                                                           650                752
 7.50% 2015                                                                                           275                287
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009 (1) (7)                                       5,160              5,047
Williams Companies, Inc.:
 8.125% 2012                                                                                        1,830              1,963
 8.625% 2010                                                                                        1,000              1,105
 7.125% 2011                                                                                          500                510
Newfield Exploration Co. 8.375% 2012                                                                3,250              3,542
General Maritime Corp. 10.00% 2013                                                                  2,200              2,434
Petrozuata Finance, Inc., Series B, 8.22% 2017 (1)  (7)                                             2,500              2,362
Teekay Shipping Corp. 8.875% 2011                                                                   1,000              1,111
Devon Financing Corp. ULC 6.875% 2011                                                                 750                818
Southern Natural Gas Co. 8.00% 2032                                                                   750                709
Reliance Industries Ltd., Series B, 10.25% 2097                                                       500                564


ELECTRIC UTILITIES  -  1.88%
Midwest Generation, LLC:
 Midwest Finance Corp. 8.75% 2034 (1)                                                               3,250              3,299
 Series B, 8.56% 2016 (7)                                                                           1,900              1,873
Edison Mission Energy:
 9.875% 2011                                                                                        1,875              1,964
 7.73% 2009                                                                                         1,500              1,466
 10.00% 2008                                                                                        1,000              1,072
Mission Energy Holding Co. 13.50% 2008                                                              2,350              2,641
Homer City Funding LLC 8.734% 2026 (7)                                                                999              1,059
Southern Power Co., Series B, 6.25% 2012                                                            6,000              6,312
Commonwealth Edison Co., Series 99, 3.70% 2008                                                      1,500              1,484
Exelon Generation Co., LLC 6.95% 2011                                                               1,300              1,425
American Electric Power Co., Inc., Series A, 6.125% 2006                                            2,200              2,310
SP PowerAssets Ltd. 3.80% 2008 (1)                                                                  2,000              1,959
Israel Electric Corp. Ltd.: (1)
 7.70% 2018                                                                                         1,000              1,081
 7.75% 2027                                                                                           620                638
Cilcorp Inc. 8.70% 2009                                                                             1,000              1,171
Progress Energy, Inc. 6.05% 2007                                                                    1,000              1,055
Oncor Electric Delivery Co. 6.375% 2012                                                               800                857


FOOD & STAPLES RETAILING  -  1.62%
Ahold Finance U.S.A., Inc.:
 8.25% 2010                                                                                         6,005              6,365
 6.25% 2009                                                                                         2,105              2,073
 6.50% 2017                                                                                Pound      525                848
Ahold Lease Pass Through Trust, Series 2001-A-2, 8.62% 2025 (7)                                      $950                915
Delhaize America, Inc.:
 7.375% 2006                                                                                        5,395              5,712
 8.125% 2011                                                                                        1,850              2,029
Stater Bros. Holdings Inc.: (1)
 5.06% 2010  (4)                                                                                    2,550              2,604
 8.125% 2012                                                                                          500                504
Winn-Dixie Stores, Inc. 8.875% 2008                                                                 2,000              1,900
SUPERVALU INC 7.50% 2012                                                                            1,500              1,684
CVS Corp. 6.117% 2013 (1) (7)                                                                       1,421              1,491
Rite Aid Corp. 6.875% 2013                                                                          1,250              1,156


HOUSEHOLD DURABLES  -  1.60%
D.R. Horton, Inc.:
 8.00% 2009                                                                                         3,700              4,070
 7.875% 2011                                                                                        1,400              1,536
 6.875% 2013                                                                                          600                615
Schuler Homes, Inc. 10.50% 2011                                                                       250                287
NVR, Inc. 5.00% 2010                                                                                5,000              4,750
Centex Corp. 4.75% 2008                                                                             3,675              3,748
MDC Holdings, Inc. 5.50% 2013                                                                       3,250              3,156
Pulte Homes, Inc.:
 8.125% 2011                                                                                        1,395              1,638
 7.875% 2032                                                                                          750                822
Standard Pacific Corp. 5.125% 2009                                                                  2,000              1,890
Toll Brothers, Inc. 6.875% 2012                                                                     1,500              1,604
K. Hovnanian Enterprises, Inc. 10.50% 2007                                                          1,000              1,150
Beazer Homes USA, Inc. 8.375% 2012                                                                  1,000              1,060
Ryland Group, Inc. 9.75% 2010                                                                         500                557


REAL ESTATE  -  1.55%
Host Marriott, LP:
 Series K, 7.125% 2013                                                                              4,500              4,433
 Series E, 8.375% 2006                                                                              1,500              1,590
iStar Financial, Inc.:
 7.00% 2008                                                                                           950              1,013
 5.125% 2011 (1)                                                                                    1,000                956
 6.00% 2010                                                                                           750                749
 5.70% 2014 (1)                                                                                       750                708
 8.75% 2008                                                                                           309                343
EOP Operating LP:
 4.75% 2014                                                                                         1,000                923
 6.75% 2012                                                                                           750                806
 8.10% 2010                                                                                           500                573
ProLogis Trust:
 5.50% 2013                                                                                         2,000              1,986
 7.05% 2006                                                                                           250                270
Developers Diversified Realty Corp.:
 4.625% 2010                                                                                        1,000                961
 3.875% 2009                                                                                        1,000                956
Rouse Co. 7.20% 2012                                                                                1,500              1,637
United Dominion Realty Trust, Inc.:
 6.50% 2009                                                                                         1,000              1,078
 Series E, 4.50% 2008                                                                                 500                506
Hospitality Properties Trust 6.75% 2013                                                             1,500              1,560
First Industrial, LP 6.875% 2012                                                                    1,250              1,342
Colonial Realty LP 6.25% 2014                                                                       1,250              1,252
ERP Operating LP 4.75% 2009                                                                         1,000              1,002
Simon Property Group, LP 4.875% 2010                                                                1,000                991
Kimco Realty Corp. 6.00% 2012                                                                         500                521


CONTAINERS & PACKAGING  -  1.36%
Packaging Corp. of America 5.75% 2013                                                               7,500              7,450
Jefferson Smurfit Corp. (U.S.):
 8.25% 2012                                                                                         2,000              2,090
 7.50% 2013                                                                                         2,050              2,040
Stone Container Corp.:
 9.75% 2011                                                                                           950              1,050
 9.25% 2008                                                                                           650                713
Owens-Brockway Glass Container Inc.:
 8.875% 2009                                                                                        2,500              2,713
 8.75% 2012                                                                                         2,250              2,453
Graphic Packaging International, Inc.:
 8.50% 2011                                                                                         1,750              1,881
 9.50% 2013                                                                                           500                545
Norampac Inc. 6.75% 2013                                                                            1,975              1,945


METALS & MINING  -  1.33%
Freeport-McMoRan Copper & Gold Inc. 10.125% 2010 (9)                                                7,385              8,013
Luscar Coal Ltd. 9.75% 2011                                                                         2,750              3,108
Steel Dynamics, Inc. 9.50% 2009                                                                     2,750              3,053
United States Steel Corp. 9.75% 2010                                                                2,103              2,340
Alcan Inc. 5.20% 2014                                                                               2,000              1,960
Ispat Inland ULC 9.75% 2014 (1)                                                                     1,825              1,889
Oregon Steel Mills, Inc. 10.00% 2009                                                                1,000              1,065
Corporacion Nacional del Cobre de Chile 6.375% 2012 (1)                                               500                530
Allegheny Technologies, Inc. 8.375% 2011                                                              500                505


INDUSTRIAL CONGLOMERATES  -  1.30%
Tyco International Group SA:
 6.375% 2011                                                                                        3,770              4,016
 6.125% 2008                                                                                        2,375              2,529
 6.00% 2013                                                                                         1,875              1,931
 6.125% 2009                                                                                        1,000              1,063
Hutchison Whampoa International Ltd.: (1)
 6.50% 2013                                                                                         3,250              3,259
 6.25% 2014                                                                                         2,500              2,429
 7.00% 2011                                                                                         1,000              1,058
Hutchison Whampoa Finance Ltd., Series B, 7.45% 2017 (1)                                              500                517
General Electric Co. 5.00% 2013                                                                     2,750              2,711
General Electric Capital Corp., Series A:
 5.375% 2007                                                                                        1,250              1,312
 6.00% 2012                                                                                         1,000              1,057


COMMERCIAL SERVICES & SUPPLIES  -  1.20%
Allied Waste North America, Inc.:
 6.50% 2010 (1)                                                                                     2,250              2,239
 8.50% 2008                                                                                         1,750              1,923
 6.125% 2014 (1)                                                                                    2,000              1,840
 Series B, 8.875% 2008                                                                              1,500              1,650
 Series B, 7.625% 2006                                                                              1,500              1,581
 5.75% 2011 (1)                                                                                     1,000                953
Cendant Corp.:
 7.375% 2013                                                                                        3,500              3,910
 6.25% 2008                                                                                         3,000              3,202
 6.875% 2006                                                                                          500                535
Waste Management, Inc.:
 7.00% 2006                                                                                         1,000              1,075
 7.375% 2010                                                                                          650                731
WMX Technologies, Inc. 7.10% 2026                                                                     500                526


AUTO COMPONENTS  -  1.13%
Visteon Corp.:
 8.25% 2010                                                                                         3,250              3,478
 7.00% 2014                                                                                         2,000              1,930
ArvinMeritor, Inc.:
 8.75% 2012                                                                                         3,475              3,788
 6.625% 2007                                                                                        1,250              1,284
Delphi Trust II, trust preferred securities, 6.197% 2033 (4)                                        3,000              3,014
Dana Corp.:
 9.00% 2011                                                                                         1,675              1,968
 6.50% 2009                                                                                           325                340
TRW Automotive Inc. 9.375% 2013                                                                     1,115              1,263
Tenneco Automotive Inc., Series B, 11.625% 2009                                                     1,000              1,080
Dura Operating Corp., Series B, 8.625% 2012                                                           750                769
R.J. Tower Corp., Series B, 12.00% 2013                                                               125                120


SPECIALTY RETAIL  -  1.09%
Toys "R" Us, Inc.:
 7.875% 2013                                                                                        4,310              4,348
 7.375% 2018                                                                                        1,500              1,393
 7.625% 2011                                                                                        1,000              1,009
Boise Cascade Corp. 6.50% 2010                                                                      5,000              5,113
Office Depot, Inc.:
 10.00% 2008                                                                                        2,000              2,310
 6.25% 2013                                                                                         1,875              1,935
Staples, Inc. 7.375% 2012                                                                           2,000              2,256


BUILDING PRODUCTS  -  0.98%
Nortek, Inc.: (1)
 0%/10.00% 2011 (2)                                                                                12,000              9,660
 4.87% 2010 (4)                                                                                     1,200              1,227
American Standard Inc.:
 7.625% 2010                                                                                        3,300              3,647
 8.25% 2009                                                                                         1,700              1,913


ELECTRONIC EQUIPMENT & INSTRUMENTS  -  0.97%
Sanmina-SCI Corp. 10.375% 2010                                                                      3,750              4,313
Solectron Corp.:
 9.625% 2009                                                                                        2,825              3,115
 Series B, 7.375% 2006                                                                              1,025              1,066
Jabil Circuit, Inc. 5.875% 2010                                                                     3,500              3,620
Flextronics International Ltd. 9.75% 2010                                                  Euro     2,000              2,652
Viasystems, Inc. 10.50% 2011 (1)                                                                   $1,500              1,583


ROAD & RAIL  -  0.94%
TFM, SA de CV:
 10.25% 2007                                                                                        3,335              3,318
 12.50% 2012                                                                                        1,730              1,851
 11.75% 2009                                                                                          445                436
Kansas City Southern Railway Co.:
 7.50% 2009                                                                                         2,650              2,663
 9.50% 2008                                                                                         1,100              1,200
RailAmerica Transportation Corp. 12.875% 2010                                                       2,325              2,674
Union Pacific Railroad Co. Pass Through Trust: (7)
 Series 2003-1, 4.698% 2024                                                                         1,500              1,423
 Series 2002-1, 6.061% 2023                                                                           500                526
Burlington Northern Santa Fe Corp., Series 2002-2, 5.14% 2021 (7)                                   1,000                969
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA
   insured, 5.70% 2023 (1) (7)                                                                        780                797


COMMUNICATIONS EQUIPMENT  -  0.92%
Motorola, Inc.:
 8.00% 2011                                                                                         4,500              5,190
 7.625% 2010                                                                                        1,500              1,691
 5.22% 2097                                                                                         1,000                750
 7.50% 2025                                                                                           500                539
 6.50% 2028                                                                                           250                243
Nortel Networks Ltd. 6.125% 2006                                                                    5,975              6,035
Lucent Technologies Inc. 7.25% 2006                                                                 1,000              1,030


CHEMICALS  -  0.83%
Lyondell Chemical Co. 9.50% 2008                                                                    2,300              2,415
Equistar Chemicals, LP and Equistar Funding Corp. 10.625% 2011                                      1,500              1,673
Equistar Chemicals, LP 8.75% 2009                                                                     750                786
Dow Chemical Co. 6.00% 2012                                                                         1,800              1,863
Dow Chemical Pass Through Trust, Series 2004, 4.027% 2009 (1)                                       1,250              1,193
Rhodia 10.25% 2010 (1)                                                                              2,500              2,538
Airgas, Inc. 6.25% 2014 (1)                                                                         2,000              1,925
INVISTA 9.25% 2012 (1)                                                                                750                758
ICI Wilmington, Inc. 5.625% 2013                                                                      750                734


CONSUMER FINANCE  -  0.74%
USA Education, Inc. 5.625% 2007                                                                     3,250              3,417
SLM Corp., Series A:
 5.00% 2015                                                                                         1,000                948
 3.95% 2008                                                                                           500                495
 4.00% 2009                                                                                           500                492
Capital One Financial Corp.:
 7.125% 2008                                                                                        1,500              1,618
 8.75% 2007                                                                                           800                886
Capital One Bank 6.875% 2006                                                                        1,500              1,583
Capital One Capital I 2.729% 2027 (1) (4)                                                             250                244
MBNA Corp., Series F, 6.125% 2013                                                                   1,500              1,552
Providian Financial Corp., Series A, 9.525% 2027 (1)                                                  750                754
Advanta Capital Trust I, Series B, 8.99% 2026                                                         500                448


THRIFTS & MORTGAGE FINANCE  -  0.64%
Washington Mutual, Inc.:
 4.00% 2009                                                                                         3,500              3,434
 5.625% 2007                                                                                          750                785
 4.375% 2008                                                                                          750                755
Washington Mutual Bank, FA 6.875% 2011                                                              1,250              1,370
Downey Financial Corp. 6.50% 2014                                                                   2,500              2,500
Countrywide Home Loans, Inc., Series L,  4.00% 2011                                                 1,700              1,588
BankUnited Capital Trust, BankUnited Financial Corp. 10.25% 2026                                      250                273


DIVERSIFIED FINANCIAL SERVICES  -  0.57%
CIT Group Inc.:
 6.875% 2009                                                                                        2,500              2,750
 7.375% 2007                                                                                        1,500              1,642
 5.75% 2007                                                                                         1,500              1,582
 5.91% 2005                                                                                         1,000              1,040
 7.75% 2012                                                                                           750                857
Newcourt Credit Group Inc., Series B, 6.875% 2005                                                   1,700              1,748


IT SERVICES  -  0.57%
Electronic Data Systems Corp.:
 7.125% 2009                                                                                        5,400              5,657
 6.334% 2006                                                                                        2,000              2,042
 Series B, 6.00% 2013 (4)                                                                           2,000              1,913


MACHINERY  -  0.54%
Terex Corp.:
 7.375% 2014                                                                                        6,000              5,910
 9.25% 2011                                                                                         1,250              1,369
John Deere Capital Corp. 3.90% 2008                                                                 1,500              1,500
Deere & Co. 8.95% 2019                                                                                250                295


MULTILINE RETAIL  -  0.51%
J.C. Penney Co., Inc.:
 8.00% 2010                                                                                         3,585              4,024
 8.25% 2022 (7)                                                                                     2,082              2,176
 9.75% 2021 (7)                                                                                       648                671
 7.95% 2017                                                                                           500                558
Dillard's, Inc. 6.30% 2008                                                                            700                700
Saks Inc. 7.375% 2019                                                                                 400                384


AIRLINES  -  0.43%
Northwest Airlines, Inc.:
 10.00% 2009                                                                                        2,750              2,076
 9.875% 2007                                                                                        2,000              1,590
 7.875% 2008                                                                                        1,000                710
Delta Air Lines, Inc.:
 7.70% 2005                                                                                         1,500              1,013
 10.00% 2008                                                                                        1,750                980
Continental Airlines, Inc. 8.00% 2005                                                               1,000                888
Jet Equipment Trust: (1)  (3)
 Series 1995-D, 11.44% 2014                                                                           300                  2
 Series 1994-A, 11.79% 2013                                                                           250                  1


OFFICE ELECTRONICS  -  0.36%
Xerox Corp.:
 7.125% 2010                                                                                        5,000              5,125
 7.15% 2004                                                                                         1,000              1,004


AEROSPACE & DEFENSE  -  0.36%
BAE SYSTEMS 2001 Asset Trust, Series 2001: (1) (7)
 Class B, 7.156% 2011                                                                               1,133              1,207
 Class G, MBIA insured, 6.664% 2013                                                                   938              1,012
Raytheon Co. - RC Trust I 7.00% trust preferred 2006                                                2,000              2,153
Bombardier Inc. 6.30% 2014 (1)                                                                      2,000              1,702


OTHER INDUSTRIES  -  0.47%
Gold Kist Inc. 10.25% 2014 (1)                                                                      2,110              2,300
NiSource Finance Corp. 7.625% 2005                                                                  1,250              1,326
ON Semiconductor Corp. and Semiconductor Components Industries, LLC 12.00% 2010                       975              1,146
Burns Philp Capital Pty Ltd. and Burns Philp Capital (U.S.) Inc. 9.50% 2010                         1,000              1,070
Hospira, Inc. 4.95% 2009 (1)                                                                        1,000              1,007
Schering-Plough Corp. 5.30% 2013                                                                    1,000                984
Exodus Communications, Inc. 11.625% 2010 (3) (6)                                                      388                  -



MORTGAGE-BACKED OBLIGATIONS (7)  -  4.56%
COMMERCIAL MORTGAGE-BACKED OBLIGATIONS :
 CS First Boston Mortgage Securities Corp.:
  Series 1999-C1, Class A-1, 6.91% 2041                                                             1,617              1,721
  Series 1998-C1, Class A-1B, 6.48% 2040                                                            1,250              1,350
  Series 2001-CK6, Class A-2, 6.103% 2036                                                           1,230              1,308
  Series 2001-CF2, Class A-2, 5.935% 2034                                                           1,000              1,037
  Series 2002-CKP1, Class A-1, 4.627% 2035                                                            534                545
  Series 1998-C1, Class A-1A, 6.26% 2040                                                              330                339
 Chase Commercial Mortgage Securities Corp.:
  Series 2000-1, Class A-2, 7.757% 2032                                                             1,750              1,991
  Series 1998-1, Class A-2, 6.56% 2030                                                              1,222              1,314
  Series 1998-2, Class A-2, 6.39% 2030                                                                750                809
 L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026 (1)                                        2,633              2,714
 Bear Stearns Commercial Mortgage Securities Inc.:
  Series 2000-WF2, Class A-2, 7.32% 2032                                                            1,520              1,713
  Series 2001-TOP2, Class A-2, 6.48% 2035                                                             750                815
 GS Mortgage Securities Corp. II, Series 1998-C1: (4)
  Class E, 7.421% 2030                                                                              1,250              1,295
  Class D, 7.421% 2030                                                                              1,000              1,085
 Salomon Brothers Commercial Mortgage Trust:
  Series 2000-C3, Class A-2, 6.592% 2033                                                            1,250              1,361
  Series 2000-C1, Class A-1, 7.46% 2008                                                               820                891
 Morgan Stanley Capital I, Inc.:
  Series 1997-HF1, Class B, 7.33% 2029 (1)                                                          1,000              1,083
  Series 1998-HF2, Class A-2, 6.48% 2030                                                            1,000              1,077
 Merrill Lynch Mortgage Investors, Inc.:
  Series 1999-C1, Class A-2, 7.56% 2031                                                             1,500              1,679
  Series 1995-C3, Class A-3, 7.141% 2025 (4)                                                           45                 46
 Morgan Stanley Dean Witter Capital I Trust:
  Series 2001-TOP5, Class A-3, 6.16% 2035                                                           1,250              1,336
  Series 2002-HQ, Class A-1, 4.59% 2034                                                               303                309
 First Union National Bank Commercial Mortgage Trust, Series 2002-C1,
   Class A-1, 5.585% 2034                                                                           1,074              1,122
 Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036                    1,000              1,086
 Nomura Asset Securities Corp., Series 1998-D6, Class A-1A, 6.28% 2030                                832                872
 Chase Manhattan Bank - First Union National Bank, Commercial Mortgage Trust,
   Series 1999-1, Class B, 7.619% 2031                                                                750                850
 GGP Mall Properties Trust, Series 2001-GGP1, Class A-2, 5.007% 2011 (1)                              733                755
 LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2010                              500                577
 DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A-1B, 6.46% 2032                               500                540
 First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust,
   Series 1998-C2, Class A-1, 6.28% 2035                                                              331                339
Agency pass-throughs:
 Fannie Mae:
  6.00% 2013 - 2034                                                                                20,607             21,037
  5.00% 2033                                                                                        3,837              3,717
  7.00% 2026                                                                                          129                137
  7.50% 2031                                                                                           87                 94
  6.50% 2031                                                                                           43                 45
  10.00% 2018                                                                                          29                 32
 Government National Mortgage Assn.:
  7.50% 2023 - 2032                                                                                 1,161              1,259
  5.50% 2017                                                                                          899                925
  8.00% 2023 - 2031                                                                                   739                811
  7.00% 2023 - 2029                                                                                   746                799
  6.50% 2025 - 2028                                                                                   292                306
 Freddie Mac 6.00% 2034                                                                               750                766
Private label mortagages:
 Bear Stearns ARM Trust: (4)
  Series 2003-3, Class III-A-1, 5.15% 2033                                                          1,698              1,704
  Series 2003-9, Class III-A-2, 5.073% 2034                                                         1,675              1,672
 Morgan Stanley Mortgage Trust, Series 2004-3, Class 4-A, 5.735% 2034                               2,963              2,983
 Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class II-A-1,
   4.67% 2034 (4)                                                                                   2,250              2,245
 Citigroup Mortgage Loan Trust, Series 2004-HYB1, Class A-3-1, 4.55% 2034 (4)                       2,009              1,994
 WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR5, Class A-7,
   4.21% 2033 (4)                                                                                     882                883
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS:
 Fannie Mae:
  Series 2002-W3, Class A-5, 7.50% 2028                                                               491                526
  Series 2002-W1, Class 2A, 7.50% 2042                                                                486                521
  Series 2001-4, Class GA, 10.218% 2025 (4)                                                           322                365
  Series 2001-T10, Class A-1, 7.00% 2041                                                              335                354
  Series 2001-50, Class BA, 7.00% 2041                                                                321                341
  Series 2001-20, Class C, 11.962% 2031 (4)                                                           220                257
 Freddie Mac, Series T-042, Class A-2, 5.50% 2042                                                      80                 80
Other agency pass-through obligations:
 Small Business Administration Series 2001-20J, 5.76% 2021                                            681                706
Private issue pass-through obligation:
 Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.524% 2027 (1)(4)                      209                226


ASSET BACKED OBLIGATIONS (7) -  1.99%
Continental Airlines, Inc.:
 Series 2000-2, Class A-1, 7.487% 2012                                                              2,070              2,034
 Series 2000-1, Class A-1, 8.048% 2022                                                              1,272              1,245
 Series 2001-1, Class A-2, 6.503% 2011                                                                600                560
 Series 1998-3, Class C-2, 7.25% 2005                                                                 500                427
 Series 1999-1, Class B, 6.795% 2020                                                                  473                370
MBNA Credit Card Master Note Trust, Series 2002-1, Class C, 6.80% 2014                              2,500              2,699
Conseco Finance Home Loan Trust, Series 1999-G, Class B-2, 10.96% 2029  (3)                         1,750              1,488
Green Tree Financial Corp.:  (3)
 Series 1996-5, Class B-2, 8.45% 2027                                                                 966                213
 Series 1995-6, Class B-2, 8.00% 2026                                                                 938                141
 Series 1997-8, Class B-2, 7.75% 2028                                                                 492                108
Conseco Finance Manufactured Housing Contract Trust, Series 2001-3, Class A-2,
   5.16% 2033                                                                                         387                392
Conseco Finance Home Equity Loan Trust, Series 2002-B, Class A-2, 5.31% 2033                          114                114
Delta Air Lines, Inc.:
 Series 2003-1, Class G, AMBAC insured, 1.92% 2009 (4)                                              1,384              1,393
 Series 2000-1, Class B, 7.92% 2010                                                                 1,000                655
 Series 2002-1, Class C, 7.779% 2013                                                                  417                230
Residential Asset Securities Corp. Trust, Series 2003-KS10, Class A-I-2,
   2.71% 2026                                                                                       1,600              1,590
Consumer Credit Reference Index Securities Program Trust, Series 2002-2A,
   Class FX, 10.421% 2007 (1)                                                                       1,500              1,547
MMCA Auto Owner Trust, Series 2002-2, Class A-4, 4.30% 2010                                         1,500              1,515
United Air Lines, Inc.: (3)
 Series 2000-1, Class A-2, 7.73% 2012                                                               1,675              1,369
 1991 Equipment Trust Certificates, Series A, 10.11% 2006                                             386                139
Banco Itau SA, Series 2002, XLCA insured, 1.85% 2007 (1) (4)                                        1,500              1,498
CitiFinancial Mortgage Securities Inc., Series 2003-3, Class AF-5, 4.553% 2033                      1,500              1,463
American Airlines, Inc., Series 2001-2, Class A-1, 6.978% 2012                                      1,442              1,425
Hyundai Auto Receivables Trust, Series 2002-A, Class B, 3.54% 2009 (1)                              1,250              1,258
First Investors Auto Owners Trust, Series 2003-A, Class A, MBIA insured,
   2.58% 2011 (1)                                                                                   1,198              1,196
Southwest Airlines Co., Series 2001-1, Class B, 6.126% 2006                                         1,000              1,052
Franklin Auto Trust, Series 2002-1, Class A-4, MBIA insured, 4.51% 2010                             1,000              1,024
Household Automotive Trust, Series 2001-3, Class A-4, 4.37% 2008                                    1,000              1,017
AmeriCredit Automobile Receivables Trust, Series 2002-D, Class A-3,
   FSA insured, 2.72% 2007                                                                            891                895
PF Export Receivables Master Trust, Series 2001-B, MBIA insured, 6.60% 2011 (1)                       750                806
Nordstrom Credit Card Master Note Trust, Series 2002-1A, Class B, 1.939%
   2010 (1) (4)                                                                                       750                756
CPS Auto Receivables Trust, Series 2002-B, Class A-2, XLCA insured,
   3.50% 2009 (1)                                                                                     722                729
Pass-through Amortizing Credit Card Trusts, Series 2002-1A: (1)
 Class A-3FX, 6.298% 2012                                                                             498                501
 Class A-2FX, 4.685% 2012                                                                             187                189
ACLC Business Loan Receivables Trust, Series 2002-1, Class A-1, 5.408% 2022 (1)                       498                493
America West Airlines, Inc., Series 2000-1, Class G, AMBAC insured, 8.057% 2022                       438                475
Northwest Airlines, Inc., Series 1999-3, Class G, 7.935% 2020                                         404                432
Residential Funding Mortgage Securities II, Inc., Series 2001-HS2, Class A-4,
   AMBAC insured, 6.43% 2016 (4)                                                                       93                 93
Jet Equipment Trust, Series 1995-A, Class C, 10.69% 2015   (1) (3)                                    250                  1


U.S. TREASURY BONDS & NOTES  -  14.51%
6.00% 2004-2009                                                                                    38,750             41,653
6.875% 2006-2025                                                                                   34,750             39,815
3.00% 2007                                                                                         34,000             33,681
5.75% 2005                                                                                         28,000             29,277
6.75% 2005                                                                                         20,000             20,806
8.875% 2017                                                                                        11,750             16,105
6.25% 2007                                                                                         11,500             12,429
11.25% 2015                                                                                         7,000             10,802
5.625% 2008                                                                                        10,000             10,767
3.25% 2007                                                                                          7,000              7,007
3.375% 2007  (11)                                                                                   5,043              5,397
4.75% 2008                                                                                          4,000              4,178
3.625% 2008  (11)                                                                                   3,491              3,810
7.875% 2021                                                                                         2,750              3,550
5.00% 2011                                                                                          2,000              2,095
10.375% 2009-2012 (9)                                                                               1,500              1,739
7.25% 2004                                                                                          1,000              1,007


NON-U.S. GOVERNMENT OBLIGATIONS  -  1.53%
United Mexican States Government:
 Global 8.625% 2008                                                                                 2,500              2,829
 Global 4.625% 2008                                                                                 2,735              2,700
 9.875% 2010                                                                                        1,000              1,204
 Eurobonds 11.375% 2016                                                                               750              1,050
 Global 10.375% 2009                                                                                  500                605
Deutschland Republic 5.25% 2008                                                             Euro    5,650              7,310
Russian Federation:
 5.00% 2030 (1) (4)                                                                                $2,000              1,836
 8.25% 2010                                                                                         1,500              1,633
Panama (Republic of) Global:
 9.375% 2023                                                                                        1,920              1,968
 9.375% 2029                                                                                        1,000              1,113
Canadian Government 4.25% 2026  (11)                                                              C$1,188              1,182
Brazil (Federal Republic of):
 14.50% 2009                                                                                         $500                585
 10.25% 2013                                                                                          375                364
State of Qatar 9.75% 2030                                                                             500                692
Dominican Republic 9.04% 2013 (1)                                                                   1,000                635


FEDERAL AGENCY OBLIGATIONS  -  1.17%
Freddie Mac:
 5.25% 2006                                                                                         4,750              4,930
 4.75% 2012                                                                                         5,000              4,856
 4.25% 2005                                                                                         2,750              2,804
Fannie Mae:
 7.00% 2005                                                                                         3,500              3,669
 6.00% 2005                                                                                         3,250              3,406


MUNICIPAL OBLIGATIONS  -  0.86%
State of New Jersey, Tobacco Settlement Financing Corp., Tobacco Settlement
   Asset-backed Bonds:
 Series 2003, 4.375% 2019                                                                           1,500              1,455
 Series 2002, 5.75% 2032                                                                            1,455              1,251
 Series 2003, 6.125% 2024                                                                             750                677
State of California, Golden State Tobacco Securitization Corp., Tobacco
   Settlement Asset-backed Bonds, Series 2003-A1:
 5.00% 2021                                                                                         1,660              1,630
 6.25% 2033                                                                                         1,500              1,347
State of Wisconsin, Badger Tobacco Asset Securitization Corp., Tobacco
   Settlement Asset-backed Bonds, 6.125% 2027                                                       3,240              2,930
State of North Carolina, Eastern Municipal Power Agcy., Power System Rev. Ref.
   Bonds, Federally Taxable, Series 2003-E, 5.55% 2014                                              1,625              1,558
State of South Dakota, Educational Enhancement Funding Corp., Tobacco
   Settlement Asset-backed Bonds, Series 2002-A, Class A, 6.72% 2025                                1,647              1,556
State of California, Dept. of Water Resources, Power Supply Revenue Bonds,
   Series 2002-E, 4.33% 2006                                                                        1,500              1,523
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement
   Asset-backed Bonds, Series 2001-A, Class A, 6.36% 2025                                             539                526

TOTAL BONDS &  NOTES (cost: $1,373,658,000)                                                                        1,397,993



                                                                                                   Shares
                                                                                             or principal
EQUITY SECURITIES (common and preferred stocks and convertible debentures)                         amount
  - 3.51%

COMMERCIAL BANKS  -  1.85%
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred (undated)
   (Japan) (1) (4)                                                                             $6,430,000              7,280
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative preferred
   (undated) (Japan) (1) (4)                                                                   $6,075,000              6,682
HSBC Capital Funding LP, Series 1, 9.547% noncumulative step-up perpetual
   preferred (undated) (United Kingdom) (1) (4)                                                $4,180,000              5,108
Tokai Preferred Capital Co. LLC, Series A, 9.98% noncumulative preferred
   (undated) (Japan) (1) (4)                                                                   $3,500,000              3,943
SB Treasury Co. LLC, Series A, 9.40% noncumulative preferred (undated)
   (Japan) (1) (4)                                                                             $2,750,000              3,107
BNP U.S. Funding LLC, Series A, 7.738% noncumulative preferred (undated)
   (France) (1) (4)                                                                            $1,175,000              1,307
BNP Paribas Capital Trust 9.003% noncumulative trust preferred (undated)
   (France) (1) (4)                                                                              $850,000              1,036
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference
   shares (undated) (Singapore) (1) (4)                                                          $750,000                839
First Republic Capital Corp., Series A, 10.50% preferred (1)                                          750                782
BCI U.S. Funding Trust I 8.01% noncumulative preferred (undated) (1) (4)                         $500,000                561
NB Capital Corp., Series A, 8.35% exchangeable preferred depositary shares                         20,000                533


INTERNET & CATALOG RETAIL  -  0.35%
Amazon.com, Inc. 6.875% PEACS convertible subordinated notes 2010                         Euro  4,300,000              5,258
Amazon.com, Inc. 4.75% convertible subordinated debentures 2009                                  $648,000                650


WIRELESS TELECOMMUNICATION SERVICES  -  0.27%
American Tower Corp. 5.00% convertible debentures 2010                                         $2,000,000              1,975
American Tower Corp., warrants, expire 2008  (1)  (12)                                              3,000                585
Dobson Communications Corp. 13.00% senior exchangeable preferred 2009                               1,807              1,265
Nextel Communications, Inc., Class A  (12)                                                         26,609                709



OTHER INDUSTRIES  -  1.04%
Providian Financial Corp. 3.25% convertible debentures 2005                                    $3,000,000              2,951
Hellenic Exchangeable Finance SCA 2.00% exchangeable bonds 2005                           Euro  1,750,000              2,337
ING Capital Funding Trust III 8.439% noncumulative preferred (undated)
   (Netherlands) (4)                                                                           $1,500,000              1,744
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital
   securities (Hong Kong) (1)                                                                      65,000              1,742
ACE Ltd., Series C, 7.80% preferred depositary shares                                              60,000              1,579
NTELOS Inc.  (1) (6) (12)                                                                          42,364                953
NTELOS Inc. 9.00% convertible bond 2013  (1) (6)                                                 $495,000                563
Conexant Systems, Inc. 4.00% convertible subordinated notes 2007                               $1,500,000              1,444
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust
   preferred 2032                                                                                  24,400              1,336
Celestica Inc. 0% convertible debentures 2020 (Canada)                                         $1,700,000                944
SCI Systems, Inc. 3.00% convertible subordinated debentures 2007                               $1,000,000                940
ZiLOG, Inc.  (12)                                                                                  32,500                356
ZiLOG, Inc. - MOD III Inc., units  (6) (12)                                                            95                 70
DigitalGlobe, Inc.  (1) (6) (12)                                                                  306,464                306
Cypress Semiconductor Corp. 3.75% convertible subordinated notes 2005                            $163,000                162
Adelphia Communications Corp., Series B, 13.00% preferred 2009  (12)                                5,000                 71
Clarent Hospital Corp.  (12)                                                                       16,114                 20
XO Communications, Inc.  (12)                                                                         848                  4
XO Communications, Inc., warrants, expire 2010: (12)
 Series A                                                                                           1,698                  3
 Series B                                                                                           1,273                  1
 Series C                                                                                           1,273                  1
GT Group Telecom Inc., warrants, expire 2010 (Canada) (1) (6) (12)                                  1,000                  -



TOTAL EQUITY SECURITIES (cost: $51,513,000)                                                                           59,147



                                                                                                Principal
                                                                                                   amount
SHORT-TERM SECURITIES  -  12.55%                                                                    (000)

CORPORATE SHORT-TERM NOTES  -  11.40%
Variable Funding Capital Corp. 1.11%-1.28%  due 7/16-8/3/2004 (1)                          $       20,000   $         19,980
Wal-Mart Stores Inc. 1.03%-1.26% due 7/6-8/3/2004 (1)                                              18,700             18,686
CAFCO, LLC 1.15% due 7/26/2004 (1)                                                                 17,200             17,186
Three Pillars Funding Corp. 1.11% due 7/6/2004 (1)                                                 15,000             14,997
Park Avenue Receivables Corp. 1.12%-1.42% due 7/1-7/14/2004 (1)                                    12,800             12,795
IBM Capital Inc. 1.20%-1.25% due 8/6/2004 (1)                                                      12,500             12,484
Kimberly-Clark Worldwide Inc. 1.08%-1.15% due 7/9-7/12/2004 (1)                                    11,500             11,496
DuPont (E.I.) de Nemours & Co. 1.04% due 7/14/2004                                                 11,000             10,996
Colgate-Palmolive Co. 1.00% due 7/1/2004 (1)                                                       10,000             10,000
Coca-Cola Co. 1.14% due 8/2/2004                                                                   10,000              9,990
Procter & Gamble Co. 1.05%-1.17% due 7/7-7/21/2004 (1)                                              9,700              9,695
Triple-A One Funding Corp. 1.11% due 7/13/2004 (1)                                                  8,752              8,748
ChevronTexaco Funding Corp. 1.02%-1.18% due 7/14/2004                                               8,300              8,296
Clorox Co. 1.25% due 7/29/2004                                                                      8,000              7,992
Pfizer Inc 1.13% due 8/2/2004 (1)                                                                   7,000              6,993
Receivables Capital Corp., LLC 1.13% due 7/13/2004 (1)                                              6,900              6,897
New Center Asset Trust 1.06% due 7/12/2004                                                          4,600              4,598


U.S. TREASURIES  -  1.15%
U.S. Treasury Bills 0.94%-0.97% due 7/8-7/29/2004 (9)                                              19,300             19,291





TOTAL SHORT-TERM SECURITIES (cost: $211,119,000)                                                                     211,120


TOTAL INVESTMENT SECURITIES (cost: $1,636,290,000)                                                                 1,668,260
OTHER ASSETS LESS LIABILITIES                                                                                         14,687

NET ASSETS                                                                                                        $1,682,947

(1) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.
(2) Step bond; coupon rate will increase at a later date.
(3) Company not making scheduled interest payments;
    bankruptcy proceedings pending.
(4) Coupon rate may change periodically.
(5) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(6) Valued under fair value procedures adopted by authority of the Board of Trustees.
(7) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
(8) This unit also contains 52,000 par of Drax Group Ltd., Class A-3, 10.038%
    2020 and 52,000 shares of Drax Group Ltd. common stock.
(9) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
(10) Company did not make principal payment upon scheduled maturity date;
     reorganization pending.
(11) Index-linked bond whose principal amount moves with a government retail price index.
(12) Security did not produce income during the last 12 months.

See Notes to Financial Statements




HIGH INCOME BOND FUND                 Investment portfolio as of June 30, 2004
                                                                     unaudited


                                                                                                   Principal            Market
                                                                                                      amount             value
BONDS & NOTES  -  80.84%                                                                               (000)             (000)

MEDIA  -  10.54%
Young Broadcasting Inc. 10.00% 2011                                                         $          6,392   $         6,536
Cinemark USA, Inc. 9.00% 2013                                                                          4,545             4,982
Cinemark, Inc. 0%/9.75% 2014 (1)  (2)                                                                  2,000             1,315
Charter Communications Holdings, LLC and Charter Communications Holdings
   Capital Corp.:
 10.25% 2010 (2)                                                                                       1,500             1,519
 0%/13.50% 2011 (1)                                                                                    1,050               774
 0%/12.125% 2012 (1)                                                                                   1,000               600
 10.75% 2009                                                                                             600               507
Charter Communications Operating, LLC and Charter Communications Operating
   Capital Corp. 8.00% 2012 (2)                                                                        1,650             1,605
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013 (2)                                          975               938
Hollinger Participation Trust 12.125% 2010 (2)  (3)  (4)                                               2,712             3,173
CanWest Media Inc., Series B:
 7.625% 2013                                                                                           1,650             1,704
 10.625% 2011                                                                                            625               704
Telenet Communications NV 9.00% 2013                                                        Euro       2,850             3,485
Telenet Group Holding NV 0%/11.50% 2014 (1) (2)                                             $          3,275             2,096
Quebecor Media Inc. 11.125% 2011                                                                       2,770             3,175
Sun Media Corp. 7.625% 2013                                                                            2,000             2,050
FrontierVision 11.00% 2006 (5)                                                                         2,650             3,246
Century Communications Corp. 0% 2003 (6)                                                               1,000               952
Adelphia Communications Corp. 10.25% 2011 (5)                                                            450               463
Radio One, Inc., Series B, 8.875% 2011                                                                 4,000             4,385
Carmike Cinemas, Inc. 7.50% 2014 (2)                                                                   4,275             4,104
RH Donnelley Inc.: (2)
 10.875% 2012                                                                                          2,500             2,912
 8.875% 2010                                                                                           1,000             1,102
Dex Media, Inc.: (2)
 8.00% 2013                                                                                            2,575             2,485
 0%/9.00% 2013  (1)                                                                                      500               324
Dex Media East LLC, Dex Media East Finance Co., Series B, 9.875% 2009                                    500               564
Kabel Deutschland GmbH 10.625% 2014 (2)                                                                2,900             2,994
NextMedia Operating, Inc. 10.75% 2011                                                                  2,250             2,523
AMC Entertainment Inc.:
 8.00% 2014 (2)                                                                                          850               816
 9.50% 2011                                                                                              767               802
 9.875% 2012                                                                                             375               396
Antenna TV SA 9.00% 2007                                                                               1,956             1,988
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 8.375% 2013                                       1,725             1,917
NTL Cable PLC 8.75% 2014 (2) (3)                                                                       1,600             1,648
Mediacom LLC and Mediacom Capital Corp. 9.50% 2013                                                     1,500             1,455
Regal Cinemas Corp., Series B, 9.375% 2012                                                             1,000             1,170
Atlantic Broadband Finance, LLC and Atlantic Broadband Finance, Inc. 9.375%
   2014 (2)                                                                                            1,225             1,164
Univision Communications Inc. 7.85% 2011                                                               1,000             1,155
LBI Media, Inc. 10.125% 2012                                                                           1,000             1,120
Videotron Ltee 6.875% 2014                                                                             1,000               977
RBS Participacoes SA 11.00% 2007 (2)                                                                   1,000               875
EchoStar DBS Corp. 9.125% 2009                                                                           781               860
Reader's Digest Association, Inc. 6.50% 2011                                                             825               810
Globo Comunicacoes e Participacoes Ltda., Series B:  (5)
 10.50% 2006 (2)                                                                                         630               369
 10.50% 2006                                                                                             360               211
AOL Time Warner Inc. 6.875% 2012                                                                         500               541
Liberty Media Corp. 5.70% 2013                                                                           500               493


WIRELESS TELECOMMUNICATION SERVICES  -  8.34%
American Tower Corp.;
 9.375% 2009                                                                                          12,450            13,353
 7.50% 2012 (2)                                                                                        1,925             1,872
American Towers, Inc.:
 7.25% 2011                                                                                              675               680
 0% 2008                                                                                                 250               184
Crown Castle International Corp.:
 7.50% 2013                                                                                            5,025             5,025
 Series B, 7.50% 2013                                                                                  4,050             4,050
 10.75% 2011                                                                                             850               956
 9.375% 2011                                                                                             750               829
Dobson Communications Corp.:
 8.875% 2013                                                                                           5,975             4,571
 10.875% 2010                                                                                          1,750             1,514
American Cellular Corp., Series B, 10.00% 2011                                                         2,875             2,494
Nextel Communications, Inc.:
 7.375% 2015                                                                                           5,750             5,836
 6.875% 2013                                                                                           1,875             1,868
Centennial Communications Corp. and Centennial Cellular Operating Co.
   LLC 10.125% 2013                                                                                    1,695             1,759
Centennial Communications Corp., Centennial Cellular Operating Co. LLC and
   Centennial Puerto Rico Operating Corp. 8.125% 2014 (2)                                              1,800             1,678
Centennial Cellular Corp. 10.75% 2008                                                                  1,456             1,514
Triton PCS, Inc.:
 9.375% 2011                                                                                           2,890             2,485
 8.50% 2013                                                                                            1,625             1,544
 8.75% 2011                                                                                            1,100               913
Nextel Partners, Inc.:
 8.125% 2011                                                                                           2,275             2,332
 8.125% 2011 (2)                                                                                       1,000             1,025
 12.50% 2009                                                                                             769               900
Western Wireless Corp. 9.25% 2013                                                                      3,925             4,062
TeleCorp PCS, Inc. 10.625% 2010                                                                          650               734
Millicom International Cellular SA 10.00% 2013 (2)                                                       500               510
US Unwired Inc. 10.00% 2012 (2)                                                                          500               507
AirGate PCS, Inc. 9.375% 2009 (2)                                                                         27                26


HOTELS, RESTAURANTS & LEISURE  -  4.33%
Six Flags, Inc.:
 9.75% 2013                                                                                            2,125             2,146
 9.50% 2009                                                                                            2,000             2,065
 9.625% 2014 (2)                                                                                       1,500             1,500
 8.875% 2010                                                                                             625               622
Horseshoe Gaming Holding Corp., Series B, 8.625% 2009                                                  3,750             3,928
Royal Caribbean Cruises Ltd.:
 8.00% 2010                                                                                            1,375             1,488
 7.00% 2007                                                                                              725               767
 8.75% 2011                                                                                              275               306
 6.875% 2013                                                                                             250               248
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012                         2,750             2,777
Mohegan Tribal Gaming Authority:
 6.375% 2009                                                                                           1,135             1,144
 8.375% 2011                                                                                           1,000             1,085
 8.125% 2006                                                                                             500               530
Argosy Gaming Co.:
 7.00% 2014 (2)                                                                                        1,750             1,715
 9.00% 2011                                                                                              400               444
Buffets, Inc. 11.25% 2010                                                                              2,025             2,126
ITT Corp. 6.75% 2005                                                                                   1,325             1,371
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 2012                                                    500               537
Boyd Gaming Corp.:
 7.75% 2012                                                                                            1,000             1,015
 8.75% 2012                                                                                              500               535
 9.25% 2009                                                                                              250               274
Mirage Resorts, Inc.:
 6.75% 2007                                                                                              550               571
 6.75% 2008                                                                                              500               516
MGM Mirage, Inc. 6.00% 2009                                                                              500               492
Hilton Hotels Corp.:
 7.20% 2009                                                                                              610               650
 7.625% 2008                                                                                             265               287
 7.625% 2012                                                                                             225               243
Florida Panthers Holdings, Inc. 9.875% 2009                                                            1,000             1,057
Perkins Family Restaurants, LP, Perkins Finance Corp., Series B, 10.125% 2007                            850               880
Sbarro, Inc. 11.00% 2009                                                                                 750               660
YUM  Brands, Inc. 7.70% 2012                                                                             500               573
Harrah's Operating Co., Inc. 7.125% 2007                                                                 250               269


MULTI-UTILITIES & UNREGULATED POWER  -  3.64%
AES Corp.:
 8.75% 2013 (2)                                                                                        6,600             7,103
 9.50% 2009                                                                                            1,646             1,767
 10.00% 2005 (2)  (7)                                                                                    769               791
 9.375% 2010                                                                                             347               372
Dynegy Holdings Inc.: (2)
 10.125% 2013                                                                                          3,525             3,833
 9.875% 2010                                                                                           2,000             2,160
Nevada Power Co., General and Refunding Mortgage Notes, Series G, 9.00% 2013                           3,675             4,015
Sierra Pacific Resources 8.625% 2014 (2)                                                                 875               857
PSEG Energy Holdings Inc. 8.625% 2008                                                                  2,505             2,705
Drax Group Ltd.: (2)  (3)
 Class A-2, unit 9.02% 2015  (8)                                                            Pound        464             1,086
 Class A-1, 7.538% 2015                                                                                  404               725
 Class B, 7.02% 2025                                                                                     341               520

AES Gener SA 7.50% 2014 (2)                                                                 $          1,750             1,662


DIVERSIFIED TELECOMMUNICATION
SERVICES  -  3.47%
Qwest Services Corp.: (2)
 13.00% 2007                                                                                           3,828             4,383
 14.00% 2010                                                                                           2,871             3,352
Qwest Capital Funding, Inc. 7.75% 2006                                                                   750               746
British Telecommunications PLC 7.125% 2011 (3)                                              Pound      3,500             4,863
Sprint Capital Corp.:
 6.375% 2009                                                                                $          3,980             4,219
 7.625% 2011                                                                                              45                50
Cincinnati Bell Inc. 7.25% 2013                                                                        3,470             3,262
France Telecom 8.75% 2011 (3)                                                                          1,875             2,176
AT&T Corp. 8.05% 2011 (3)                                                                              2,000             2,056
FairPoint Communications, Inc. 11.875% 2010                                                              550               631
PCCW-HKT Capital Ltd. 8.00% 2011 (2)                                                                     500               556
GT Group Telecom Inc. 0%/13.25% 2010 (1)  (5) (9)                                                      4,000                 -


METALS & MINING  -  3.19%
Freeport-McMoRan Copper & Gold Inc. 10.125% 2010                                                       5,900             6,401
Earle M. Jorgensen Co. 9.75% 2012                                                                      3,150             3,465
Oregon Steel Mills, Inc. 10.00% 2009                                                                   3,075             3,275
Gerdau Ameristeel Corp. and GUSAP Partners 10.375% 2011                                                2,500             2,800
United States Steel Corp. 9.75% 2010                                                                   2,103             2,340
Luscar Coal Ltd. 9.75% 2011                                                                            1,900             2,147
Ispat Inland ULC 9.75% 2014 (2)                                                                        1,500             1,552
Steel Dynamics, Inc. 9.50% 2009                                                                        1,000             1,110
Allegheny Technologies, Inc. 8.375% 2011                                                                 750               757
AK Steel Corp. 7.75% 2012                                                                                400               363


OIL & GAS  -  3.19%
Premcor Refining Group Inc.:
 7.75% 2012                                                                                            3,900             4,066
 6.75% 2011                                                                                            1,650             1,704
 6.125% 2011                                                                                           1,500             1,500
 9.25% 2010                                                                                            1,200             1,359
 6.75% 2014                                                                                            1,000               995
 9.50% 2013                                                                                              675               781
 7.50% 2015                                                                                              350               365
Port Arthur Finance Corp. 12.50% 2009 (7)                                                                265               308
Petrozuata Finance, Inc., Series B:
 8.22% 2017 (2)                                                                                        3,755             3,548
 8.22% 2017                                                                                              350               331
Northwest Pipeline Corp. 8.125% 2010                                                                   1,375             1,488
Williams Companies, Inc.:
 8.625% 2010                                                                                           1,000             1,105
 8.125% 2012                                                                                             250               268
 7.875% 2021                                                                                             250               242
General Maritime Corp. 10.00% 2013                                                                     2,615             2,893
Teekay Shipping Corp. 8.875% 2011                                                                      1,000             1,111
Newfield Exploration Co.:
 7.625% 2011                                                                                             500               545
 8.375% 2012                                                                                             250               272
 Series B, 7.45% 2007                                                                                    250               270
Western Oil Sands Inc. 8.375% 2012                                                                       710               774
Overseas Shipholding Group, Inc. 8.25% 2013                                                              250               270


PAPER & FOREST PRODUCTS  -  3.01%
Georgia-Pacific Corp.:
 8.125% 2011                                                                                           5,225             5,800
 8.875% 2010                                                                                             675               768
 8.00% 2024 (2)                                                                                          725               729
 9.50% 2011                                                                                              350               413
 7.70% 2015                                                                                              350               372
 7.50% 2006                                                                                              250               266
Fort James Corp.:
 6.625% 2004                                                                                           1,000             1,012
 6.875% 2007                                                                                             125               132
Abitibi-Consolidated Co. of Canada:
 5.02% 2011 (2)  (3)                                                                                   1,000             1,007
 5.25% 2008                                                                                            1,000               954
 6.00% 2013                                                                                            1,025               912
Abitibi-Consolidated Inc. 8.55% 2010                                                                   1,000             1,059
Abitibi-Consolidated Finance LP 7.875% 2009                                                            1,000             1,045
Potlatch Corp. 10.00% 2011                                                                             3,250             3,624
Ainsworth Lumber Co. Ltd. 6.75% 2014 (2)                                                               2,025             1,909
Kappa Beheer BV 10.625% 2009                                                                Euro       1,250             1,620
Indah Kiat International Finance Co. BV 11.875% 2002 (6)                                    $          2,000             1,220


ELECTRONIC EQUIPMENT & INSTRUMENTS  -  2.94%
Solectron Corp.:
 9.625% 2009                                                                                           6,385             7,039
 Series B, 7.375% 2006                                                                                   700               728
Sanmina-SCI Corp. 10.375% 2010                                                                         5,750             6,612
Viasystems, Inc. 10.50% 2011 (2)                                                                       4,750             5,011
Flextronics International Ltd.:
 9.75% 2010                                                                                  Euro      1,375             1,823
 6.50% 2013                                                                                  $           200               196
Jabil Circuit, Inc. 5.875% 2010                                                                          875               905


AUTOMOBILES  -  2.88%
Ford Motor Credit Co.:
 7.875% 2010                                                                                          11,050            12,037
 7.375% 2009                                                                                           1,750             1,870
General Motors Acceptance Corp.:
 7.75% 2010                                                                                            3,000             3,260
 6.875% 2011                                                                                           2,000             2,053
 6.125% 2007                                                                                           1,500             1,566
General Motors Corp. 7.20% 2011                                                                        1,000             1,049


FOOD PRODUCTS  -  2.73%
Burns Philp Capital Pty Ltd., Series B, 9.75% 2012                                                     5,335             5,548
Burns Philp Capital Pty Ltd. and Burns Philp Capital (U.S.) Inc.:
 10.75% 2011                                                                                           1,750             1,872
 9.50% 2010                                                                                            1,250             1,337
Fage Dairy Industry SA 9.00% 2007                                                                      6,000             6,120
Gold Kist Inc. 10.25% 2014 (2)                                                                         3,050             3,324
WH Holdings (Cayman Islands) Ltd. and WH Capital Corp. 9.50% 2011 (2)                                  1,875             1,959
Dole Food Co., Inc. 8.875% 2011                                                                          500               531


HEALTH CARE PROVIDERS & SERVICES  -  2.72%
Quintiles Transnational Corp. 10.00% 2013                                                              5,625             5,597
Pharma Services Intermediate Holding Corp. 0%/11.50% 2014  (1) (2)                                     1,300               669
Tenet Healthcare Corp.:
 6.375% 2011                                                                                           2,975             2,618
 9.875% 2014 (2)                                                                                         800               818
 7.375% 2013                                                                                             875               796
Columbia/HCA Healthcare Corp.:
 6.91% 2005                                                                                            1,875             1,931
 7.00% 2007                                                                                              750               799
HCA Inc. 6.25% 2013                                                                                      500               498
Concentra Operating Corp.:
 9.50% 2010                                                                                            2,375             2,541
 9.125% 2012 (2)                                                                                         250               262
Triad Hospitals, Inc. 7.00% 2012                                                                       1,625             1,645
Universal Hospital Services, Inc., Series B, 10.125% 2011                                              1,475             1,504
Team Health, Inc. 9.00% 2012 (2)                                                                       1,000               965


CONTAINERS & PACKAGING  -  2.50%
Owens-Brockway Glass Container Inc.:
 7.75% 2011                                                                                            2,425             2,534
 8.75% 2012                                                                                            1,525             1,662
 8.875% 2009                                                                                           1,075             1,166
Owens-Illinois, Inc.:
 7.50% 2010                                                                                            1,275             1,256
 8.10% 2007                                                                                              500               518
Jefferson Smurfit Corp. (U.S.) 7.50% 2013                                                              2,700             2,687
Stone Container Corp.:
 9.75% 2011                                                                                            1,175             1,298
 9.25% 2008                                                                                            1,000             1,098
Graphic Packaging International, Inc.:
 8.50% 2011                                                                                            1,625             1,747
 9.50% 2013                                                                                              750               818
Longview Fibre Co. 10.00% 2009                                                                         2,250             2,441
Tekni-Plex, Inc., Series B, 12.75% 2010                                                                1,000               965
Norampac Inc. 6.75% 2013                                                                                 750               739


FOOD & STAPLES RETAILING  -  1.94%
Ahold Finance U.S.A., Inc.:
 8.25% 2010                                                                                            2,790             2,957
 6.25% 2009                                                                                            2,350             2,315
 6.50% 2017                                                                                  Pound       100               161
Ahold Lease Pass Through Trust, Series 2001-A-2, 8.62% 2025 (7)                              $           500               482
Pathmark Stores, Inc. 8.75% 2012                                                                       2,525             2,538
Rite Aid Corp.:
 6.875% 2013                                                                                           2,225             2,058
 9.25% 2013                                                                                              100               106
Delhaize America, Inc.:
 7.375% 2006                                                                                             855               905
 8.125% 2011                                                                                             625               685
Stater Bros. Holdings Inc.: (2)
 5.06% 2010 (3)                                                                                        1,100             1,123
 8.125% 2012                                                                                             250               252
Winn-Dixie Stores, Inc. 8.875% 2008                                                                    1,050               998
Great Atlantic & Pacific Tea Co., Inc. 9.125% 2011                                                       200               171


COMMERCIAL SERVICES & SUPPLIES  -  1.83%
Allied Waste North America, Inc.:
 6.125% 2014 (2)                                                                                       1,500             1,380
 Series B, 8.875% 2008                                                                                 1,125             1,238
 6.50% 2010 (2)                                                                                        1,000               995
 5.75% 2011 (2)                                                                                        1,000               953
 8.50% 2008                                                                                              625               687
Allied Waste Industries, Inc. 7.375% 2014 (2)                                                          1,650             1,613
Worldspan, LP and WS Financing Corp. 9.625% 2011                                                       2,775             2,858
United Rentals (North America), Inc.:
 Series B, 6.50% 2012                                                                                  1,750             1,663
 7.75% 2013                                                                                              500               475
Stericycle, Inc., Series B, 12.375% 2009                                                                 975             1,068
KinderCare Learning Centers, Inc., Series B, 9.50% 2009                                                  940               959


AUTO COMPONENTS  -  1.83%
Visteon Corp. 8.25% 2010                                                                               3,000             3,210
Stoneridge, Inc. 11.50% 2012                                                                           2,350             2,779
Tenneco Automotive Inc., Series B:
 10.25% 2013                                                                                           1,500             1,703
 11.625% 2009                                                                                            750               810
TRW Automotive Inc.:
 9.375% 2013                                                                                             807               914
 11.00% 2013                                                                                             650               770
Delphi Trust II, trust preferred securities, 6.197% 2033 (3)                                           1,500             1,507
Lear Corp., Series B, 8.11% 2009                                                                       1,000             1,140
Dura Operating Corp., Series B, 8.625% 2012                                                              375               384
R.J. Tower Corp., Series B, 12.00% 2013                                                                  375               361
ArvinMeritor, Inc. 6.625% 2007                                                                           250               257
Key Plastics Holdings, Inc., Series B, 10.25% 2007 (5) (9)                                             4,000                50


ELECTRIC UTILITIES  -  1.81%
Edison Mission Energy:
 7.73% 2009                                                                                            4,325             4,228
 9.875% 2011                                                                                           2,375             2,488
 10.00% 2008                                                                                           1,750             1,877
Mission Energy Holding Co. 13.50% 2008                                                                 2,100             2,360
Midwest Generation, LLC and Midwest Finance Corp. 8.75% 2034 (2)                                       2,200             2,233
Israel Electric Corp. Ltd. 7.75% 2027 (2)                                                                500               514


CHEMICALS  -  1.74%
Lyondell Chemical Co.:
 10.50% 2013                                                                                           2,000             2,175
 9.50% 2008                                                                                            1,000             1,050
Equistar Chemicals, LP:
 10.125% 2008                                                                                            525               578
 8.75% 2009                                                                                              150               157
Equistar Chemicals, LP and Equistar Funding Corp. 10.625% 2011                                           200               223
Nalco Co. 7.75% 2011 (2)                                                                               3,140             3,305
Millennium America Inc.:
 9.25% 2008                                                                                            1,100             1,188
 7.625% 2026                                                                                             975               839
 9.25% 2008 (2)                                                                                          550               594
Rhodia 10.25% 2010 (2)                                                                                 2,000             2,030
Airgas, Inc. 6.25% 2014 (2) (10)                                                                         750               722
INVISTA 9.25% 2012 (2)                                                                                   350               354


BUILDING PRODUCTS  -  1.55%
Nortek, Inc.: (2)
 0%/10.00% 2011  (1)                                                                                   4,750             3,824
 4.87% 2010  (3)                                                                                       1,250             1,278
Jacuzzi Brands, Inc. 9.625% 2010                                                                       2,250             2,419
American Standard Inc.:
 8.25% 2009                                                                                            1,500             1,688
 7.625% 2010                                                                                             500               553
Koppers Inc. 9.875% 2013                                                                               1,800             1,980


HOUSEHOLD DURABLES  -  1.53%
D.R. Horton, Inc.:
 8.00% 2009                                                                                            1,875             2,063
 7.875% 2011                                                                                             300               329
 6.875% 2013                                                                                              75                77
Schuler Homes, Inc. 10.50% 2011                                                                          250               287
Technical Olympic USA, Inc.:
 10.375% 2012                                                                                          1,500             1,571
 9.00% 2010                                                                                              750               773
William Lyon Homes, Inc. 10.75% 2013                                                                   1,750             1,943
Beazer Homes USA, Inc. 8.375% 2012                                                                     1,250             1,325
WCI Communities, Inc. 10.625% 2011                                                                       975             1,085
Standard Pacific Corp. 5.125% 2009                                                                     1,000               945
K. Hovnanian Enterprises, Inc. 10.50% 2007                                                               625               719
Ryland Group, Inc. 5.375% 2008                                                                           500               506


MULTILINE RETAIL  -  1.30%
J.C. Penney Co., Inc.:
 7.625% 2097                                                                                           2,300             2,369
 6.875% 2015                                                                                           2,000             2,063
 7.65% 2016                                                                                            1,400             1,530
 8.00% 2010                                                                                              750               842
 7.95% 2017                                                                                              500               558
 9.00% 2012                                                                                              376               446
 7.375% 2008                                                                                             250               271
 8.25% 2022 (7)                                                                                          127               133
Kmart Corp. Pass Through Trust, Series 1995-K-2, 9.78% 2020 (7)  (11)                                  1,930               928
Dillard's, Inc. 6.30% 2008                                                                               700               700


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  -  1.28%
Amkor Technology, Inc.:
 7.75% 2013                                                                                            2,170             2,067
 9.25% 2008                                                                                            1,735             1,822
ON Semiconductor Corp. 13.00% 2008 (3)                                                                 2,137             2,463
ON Semiconductor Corp. and Semiconductor Components Industries, LLC 12.00% 2010                        1,178             1,384
Micron Technology, Inc. 6.50% 2005 (2)                                                                 2,000             1,995


COMMUNICATIONS EQUIPMENT  -  1.21%
Nortel Networks Ltd. 6.125% 2006                                                                       4,225             4,267
Motorola, Inc.:
 8.00% 2011                                                                                              975             1,124
 7.625% 2010                                                                                             500               564
 5.22% 2097                                                                                              650               488
 6.50% 2028                                                                                              500               486
 7.50% 2025                                                                                              200               216
Lucent Technologies Inc. 7.25% 2006                                                                    2,000             2,060


SPECIALTY RETAIL  -  1.15%
Boise Cascade Corp.:
 6.50% 2010                                                                                            3,000             3,068
 9.45% 2009                                                                                              750               859
Toys "R" Us, Inc.:
 7.875% 2013                                                                                           1,615             1,629
 7.625% 2011                                                                                             250               252
Office Depot, Inc. 10.00% 2008                                                                         1,000             1,155
PETCO Animal Supplies, Inc. 10.75% 2011                                                                  875               984
Payless ShoeSource, Inc. 8.25% 2013                                                                      750               746


AIRLINES  -  1.12%
Northwest Airlines, Inc.:
 10.00% 2009                                                                                           2,550             1,925
 9.875% 2007                                                                                           2,325             1,848
 8.875% 2006                                                                                           1,500             1,283
 7.875% 2008                                                                                             665               472
Delta Air Lines, Inc.:
 7.70% 2005                                                                                            2,300             1,553
 10.00% 2008                                                                                           1,000               560
Continental Airlines, Inc. 8.00% 2005                                                                  1,000               888


ROAD & RAIL  -  1.09%
Laidlaw International, Inc. 10.75% 2011                                                                4,475             4,906
TFM, SA de CV:
 12.50% 2012                                                                                             820               877
 10.25% 2007                                                                                             365               363
 11.75% 2009                                                                                              70                69
Kansas City Southern Railway Co.:
 7.50% 2009                                                                                              865               869
 9.50% 2008                                                                                              135               147
RailAmerica Transportation Corp. 12.875% 2010                                                            875             1,006


MACHINERY  -  1.07%
Terex Corp.:
 9.25% 2011                                                                                            1,500             1,643
 7.375% 2014                                                                                           1,500             1,478
 Class B, 10.375% 2011                                                                                 1,260             1,411
AGCO Corp.:
 9.50% 2008                                                                                            1,750             1,916
 6.875% 2014                                                                               Euro          250               295
NMHG Holding Co. 10.00% 2009                                                                $          1,250             1,381


CONSUMER FINANCE  -  0.76%
Providian Financial Corp., Series A, 9.525% 2027 (2)                                                   3,500             3,518
Capital One Financial Corp. 8.75% 2007                                                                 2,000             2,215


REAL ESTATE  -  0.74%
Host Marriott, LP:
 Series K, 7.125% 2013                                                                                 2,625             2,586
 Series E, 8.375% 2006                                                                                   400               424
 Series I, 9.50% 2007                                                                                    100               110
 Series G, 9.25% 2007                                                                                     75                83
iStar Financial Inc.:
 5.70% 2014 (2)                                                                                        2,000             1,887
 Series B, 4.875% 2009                                                                                   500               487


OFFICE ELECTRONICS  -  0.62%
Xerox Corp.:
 7.125% 2010                                                                                           3,575             3,664
 7.625% 2013                                                                                           1,000             1,028


IT SERVICES  -  0.53%
Electronic Data Systems Corp.:
 7.125% 2009                                                                                           1,750             1,833
 Series B, 6.00% 2013 (3)                                                                                870               832
Iron Mountain Inc.:
 7.75% 2015                                                                                              925               923
 6.625% 2016                                                                                             500               458


COMMERCIAL BANKS  -  0.49%
UFJ Finance Aruba AEC 6.75% 2013                                                                       1,885             1,953
LaBranche and Co., Inc. 9.50% 2009 (2)                                                                 1,250             1,269
Chevy Chase Bank, FSB 6.875% 2013                                                                        500               503


INDUSTRIAL CONGLOMERATES  -  0.48%
Tyco International Group SA:
 6.125% 2008                                                                                           1,500             1,597
 6.00% 2013                                                                                            1,500             1,545
 6.125% 2009                                                                                             500               531


LEISURE EQUIPMENT & PRODUCTS  -  0.30%
Boyds Collection, Ltd., Series B, 9.00% 2008                                                           2,389             2,299


OTHER INDUSTRIES  -  1.03%
Constellation Brands, Inc. 8.125% 2012                                                                 1,375             1,471
Horizon Lines, LLC and Horizon Lines Holding Corp. 9.00% 2012 (2)                                      1,350             1,377
Downey Financial Corp. 6.50% 2014                                                                      1,250             1,250
Prudential Holdings, LLC, Series C, 8.695% 2023 (2)  (7)                                                 750               903
DRS Technologies, Inc. 6.875% 2013                                                                       700               686
Sovereign Capital Trust I 9.00% 2027                                                                     500               550
Warnaco, Inc. 8.875% 2013                                                                                500               540
Associated Materials Inc. 0%/11.25% 2014 (1) (2)                                                         750               506
Bombardier Capital Inc., Series A, 6.125% 2006 (2)                                                       500               495


ASSET-BACKED OBLIGATIONS (7)  -  0.44%
Consumer Credit Reference Index Securities Program Trust, Series 2002-2A,
   Class FX, 10.421% 2007 (2)                                                                          2,750             2,837
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022                                        544               532


NON-U.S. GOVERNMENT OBLIGATIONS  -  1.17%
Brazil (Federal Republic of):
 10.25% 2013                                                                                           1,750             1,698
 14.50% 2009                                                                                             750               878
 11.00% 2040                                                                                             250               236
United Mexican States Government:
 Eurobonds 11.375% 2016                                                                                1,015             1,421
 Global 8.625% 2008                                                                                      500               566
Panama (Republic of):
 Global 9.375% 2023                                                                                    1,042             1,068
 Global 9.375% 2029                                                                                      250               278
 8.25% 2008                                                                                              130               141
 10.75% 2020                                                                                             120               135
Russian Federation 8.25% 2010                                                                          1,000             1,089
Bulgaria (Republic of) 8.25% 2015                                                                        372               435
Dominican Republic 9.04% 2013 (2)                                                                        625               397
Turkey (Republic of) 12.375% 2009                                                                        250               287
Colombia (Republic of) Global 10.75% 2013                                                                250               268


MUNICIPAL OBLIGATIONS  -  0.35%
State of New Jersey, Tobacco Settlement Financing Corp., Tobacco Settlement
   Asset-backed Bonds, Series 2003, 6.125% 2024                                                        1,500             1,355
State of Wisconsin, Badger Tobacco Asset Securitization Corp., Tobacco
   Settlement Asset-backed Bonds, 6.125% 2027                                                          1,410             1,275



TOTAL BONDS & NOTES (cost: $601,771,000)                                                                               613,158



                                                                                                      Shares            Market
                                                                                                or principal             value
EQUITY SECURITIES (common and preferred stocks and convertible debentures)                            amount             (000)
  - 9.71%

COMMERCIAL BANKS  -  2.28%
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred (undated)
   (Japan) (2) (3)                                                                        $        5,500,000   $         6,227
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative preferred
   (undated) (Japan) (2)  (3)                                                             $        2,000,000             2,200
Tokai Preferred Capital Co. LLC, Series A, 9.98% noncumulative preferred
   (undated) (Japan) (2)  (3)                                                             $        4,000,000             4,506
SB Treasury Co. LLC, Series A, 9.40% noncumulative preferred (undated)
   (Japan) (2)  (3)                                                                       $        2,000,000             2,260
First Republic Capital Corp., Series A, 10.50% preferred (2)                                           2,000             2,085


INTERNET & CATALOG RETAIL  -  1.18%
Amazon.com, Inc. 6.875% PEACS convertible subordinated notes 2010                         Euro     7,350,000             8,987


DIVERSIFIED TELECOMMUNICATION SERVICES  -  1.12%
NTELOS Inc. (2) (9) (12)                                                                             224,529             5,052
NTELOS Inc. 9.00% convertible bond 2013  (2) (9)                                          $        2,620,000             2,981
VersaTel Telecom International NV (Netherlands) (12)                                                 257,807               502
XO Communications, Inc.  (12)                                                                            487                 2
XO Communications, Inc., Series A, warrants, expire 2010  (12)                                           975                 2
XO Communications, Inc., Series B, warrants, expire 2010  (12)                                           731                 1
XO Communications, Inc., Series C, warrants, expire 2010  (12)                                           731                 1
KMC Telecom Holdings, Inc., warrants, expire 2008  (2)  (9) (12)                                       9,500                 -
GT Group Telecom Inc., warrants, expire 2010 (Canada) (2) (9)  (12)                                    4,000                 -


WIRELESS TELECOMMUNICATION SERVICES  -  1.01%
American Tower Corp. 5.00% convertible debentures 2010                                    $        2,750,000             2,716
American Tower Corp., warrants, expire 2008  (2)  (12)                                                   250                49
Nextel Communications, Inc., Class A  (12)                                                           100,499             2,679
Dobson Communications Corp., Class A  (2)  (12)                                                      408,711             1,332
Dobson Communications Corp. 13.00% senior exchangeable preferred 2009                                  1,145               801
Dobson Communications Corp., Series F, 6.00% convertible preferred  (2)                                  850                87
AirGate PCS, Inc.  (2)  (12)                                                                           1,101                20


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  -  0.73%
Conexant Systems, Inc. 4.00% convertible subordinated notes 2007                          $        3,600,000             3,465
ZiLOG, Inc.  (12)                                                                                    153,000             1,677
ZiLOG, Inc. - MOD III Inc., units  (9) (12)                                                              445               326
Cypress Semiconductor Corp. 3.75% convertible subordinated notes 2005                       $         54,000                54


MEDIA  -  0.72%
Gray Communications Systems, Inc., Series C, 8.00% convertible preferred
   2012  (2)  (4) (9)                                                                                    300             3,448
Clear Channel Communications, Inc.                                                                    25,506               942
Radio One, Inc., Class D, nonvoting  (12)                                                             34,000               544
Radio One, Inc., Class A  (12)                                                                        17,000               274
Adelphia Communications Corp., Series B, 13.00% preferred 2009  (12)                                  10,000               142
ACME Communications, Inc.  (12)                                                                       13,100                90


INDUSTRIAL CONGLOMERATES  -  0.57%
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital
   securities (Hong Kong) (2)                                                                        160,000             4,288


AEROSPACE & DEFENSE  -  0.48%
DigitalGlobe, Inc.  (2) (9)  (12)                                                                  3,677,578             3,677


MACHINERY  -  0.38%
Cummins Capital Trust I 7.00% QUIPS convertible preferred 2031  (2)                                   40,000             2,895


ELECTRONIC EQUIPMENT & INSTRUMENTS  -  0.30%
SCI Systems, Inc. 3.00% convertible subordinated debentures 2007                          $        2,000,000             1,880
Celestica Inc. 0% convertible debentures 2020                                              $         700,000               388


OTHER INDUSTRIES -  0.70%
Wilshire Financial Services Group Inc.                                                               206,677             1,920
Six Flags, Inc., Series B, 7.25% PIERS convertible preferred 2009                                     80,000             1,792
Providian Financial Corp. 3.25% convertible debentures 2005                               $        1,500,000             1,476
Clarent Hospital Corp.  (12)                                                                          80,522               101
Protection One, Inc., warrants, expire 2005  (2)  (9)  (12)                                            6,400                 1


MISCELLANEOUS  -  0.24%
Other equity securities in initial period of acquisition                                              40,000             1,820


TOTAL EQUITY SECURITIES (cost: $63,351,000)                                                                             73,690



                                                                                                   Principal            Market
                                                                                                      amount             value
SHORT-TERM SECURITIES  -  7.76%                                                                        (000)             (000)

CORPORATE SHORT-TERM NOTES -  6.72%
Clipper Receivables Co., LLC 1.08%-1.50% due 7/1-7/9/2004 (2)                              $          18,300  $         18,298
Receivables Capital Corp., LLC 1.06% due 7/13/2004 (2)                                                10,500            10,496
CAFCO, LLC 1.10% due 7/27/2004 (2)                                                                     7,000             6,994
Three Pillars Funding Corp. 1.21% due 7/19/2004 (2)                                                    5,600             5,596
Abbott Laboratories Inc. 1.26% due 7/27/2004 (2)                                                       5,600             5,595
Procter & Gamble Co. 1.18% due 7/28/2004 (2)                                                           4,000             3,996


FEDERAL AGENCY DISCOUNT NOTES  -  1.04%
Freddie Mac 1.20% due 8/20/2004                                                                        6,000             5,989
Federal Home Loan Bank 1.07% due 7/28/2004                                                             1,900             1,898



TOTAL SHORT-TERM SECURITIES (cost: $58,864,000)                                                                         58,862


TOTAL INVESTMENT SECURITIES (cost: $723,986,000)                                                                       745,710
OTHER ASSETS LESS LIABILITIES                                                                                           12,818

NET ASSETS                                                                                                            $758,528

(1) Step bond; coupon rate will increase at a later date.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.
(3) Coupon rate may change periodically.
(4) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(5) Company not making scheduled interest payments;
    bankruptcy proceedings pending.
(6) Company did not make principal payment upon scheduled maturity date;
     reorganization pending.
(7) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
(8) This unit also contains 52,000 par of Drax Group Ltd., Class A-3, 10.038%
    2020 and 52,000 shares of Drax Group Ltd. common stock.
(9) Valued under fair value procedures adopted by authority of the Board of Trustees.
(10) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
(11) Scheduled interest payments not made; reorganization pending.
(12) Security did not produce income during the last 12 months.

See Notes to Financial Statements



U.S. GOVERNMENT / AAA-RATED SECURITIES FUND
                                      Investment portfolio as of June 30, 2004
                                                                     unaudited

                                                                                                 Principal                 Market
                                                                                                    amount                  value
BONDS & NOTES  -  96.90%                                                                             (000)                  (000)

U.S. TREASURY BONDS & NOTES  -  32.73%
5.75% 2005-2010                                                                         $           31,600        $        33,537
6.875% 2006-2025 (1)                                                                                20,625                 24,198
4.375% 2007                                                                                         19,125                 19,770
3.25% 2007                                                                                          18,600                 18,618
5.00% 2011                                                                                          16,925                 17,676
5.25% 2029                                                                                          13,225                 12,969
8.875% 2017-2019                                                                                     9,285                 12,804
3.375% 2007  (2)                                                                                    11,568                 12,382
4.25% 2013                                                                                          11,750                 11,473
5.625% 2008                                                                                          8,500                  9,152
8.125% 2019                                                                                          5,525                  7,236
6.625% 2007                                                                                          5,750                  6,297
3.625% 2008  (2)                                                                                     4,945                  5,398
6.25% 2007                                                                                           3,900                  4,215
Principal Strip 0% 2019                                                                              8,635                  3,898
7.875% 2021                                                                                          2,000                  2,582


FEDERAL AGENCY MORTGAGE PASS-THROUGH OBLIGATIONS  (3)  -  22.92%
Fannie Mae:
 6.00% 2013 - 2034                                                                                  34,537                 35,433
 5.50% 2019                                                                                          8,270                  8,454
 4.204% 2033 (4)                                                                                     5,893                  5,895
 6.50% 2031 - 2032                                                                                   5,195                  5,426
 7.00% 2026 - 2032                                                                                   2,093                  2,216
 7.50% 2029 - 2031                                                                                   1,263                  1,356
 8.00% 2024                                                                                            626                    678
 8.50% 2027                                                                                            416                    457
 10.00% 2018                                                                                           286                    325
 12.00% 2015                                                                                           168                    194
 9.00% 2018                                                                                             56                     60


Government National Mortgage Assn.:
 6.00% 2013 - 2033                                                                                  41,870                 43,059
 6.50% 2023 - 2028                                                                                   3,896                  4,096
 5.00% 2034                                                                                          3,750                  3,634
 7.00% 2023 - 2031                                                                                   3,376                  3,611
 8.00% 2017 - 2030                                                                                   1,749                  1,919
 7.50% 2022 - 2032                                                                                   1,258                  1,364
 8.50% 2021 - 2023                                                                                     870                    958
 9.50% 2009 - 2020                                                                                     814                    891
 5.50% 2017                                                                                            700                    721


Freddie Mac:
 6.00% 2014 - 2034                                                                                  12,294                 12,570
 7.20% 2006                                                                                          5,198                  5,598
 9.00% 2030                                                                                            586                    640
 4.095% 2033 (4)                                                                                       505                    502
 8.25% 2008 - 2009                                                                                     426                    445
 7.00% 2008 - 2015                                                                                     410                    436
 8.00% 2012 - 2017                                                                                     371                    396
 8.50% 2018 - 2027                                                                                     139                    150
 11.00% 2018                                                                                           125                    142


ASSET-BACKED OBLIGATIONS (3)   -  11.63%
WFS Financial Owner Trust:
 Series 2002-3, Class A-4, 3.50% 2010                                                                3,250                  3,275
 Series 2004-1, Class A-4, 2.81% 2011                                                                3,000                  2,941
World Omni Auto Receivables Trust 2002-A, Class A-4, 4.05% 2009                                      6,000                  6,108
Drive Auto Receivables Trust, MBIA insured: (5)
 Series 2002-1, Class A-4, 4.09% 2008                                                                1,500                  1,525
 Series 2003-1, Class A-3, 2.41% 2007                                                                1,500                  1,495
 Series 2004-1, Class A-4, 4.14% 2010                                                                1,000                  1,003
ComEd Transitional Funding Trust, Transitional Funding Trust Note, Series 1998:
 Class A-6, 5.63% 2009                                                                               2,825                  2,961
 Class A-5, 5.44% 2007                                                                                 691                    703
AESOP Funding II LLC, Series 2002-A, Class A-1, AMBAC insured, 3.85% 2006 (5)                        2,950                  2,986
Long Beach Acceptance Auto Receivables Trust, FSA insured:
 Series 2004-A, Class A-2, 2.841% 2010 (4)                                                           2,000                  1,953
 Series 2002-A, Class A-3, 3.175% 2006                                                               1,019                  1,025
Peco Energy Transition Trust, Series 1999-A, Class A-6, 6.05% 2009                                   2,800                  2,955
Banco Itau SA, XLCA insured: (4)  (5)
 Series 2002-2, 1.80% 2006                                                                           1,600                  1,598
 Series 2002, 1.85% 2007                                                                             1,300                  1,298
Nordstrom Private Label Credit Card Master Note Trust, Series 2001-1,
   Class A, 4.82% 2010 (5)                                                                           2,250                  2,324
California Infrastructure and Economic Development Bank, Special Purpose Trust:
 PG&E-1, Series 1997-1, Class A-7, 6.42% 2008                                                        1,430                  1,494
 SCE-1, Series 1997-1, Class A-6, 6.38% 2008                                                           750                    784
Citibank Credit Card Issuance Trust, Class 2003-A3, 3.10% 2010                                       2,250                  2,187
Saxon Asset Securities Trust, Series 2002-2, Class AF-5, 5.99% 2031                                  2,000                  2,045
PCR Auto Receivables Trust, Series 2004-1, Class A-2, XLCA insured, 3.995%
   2010 (5)                                                                                          2,000                  2,000
MMCA Auto Owner Trust, Series 2002-4, Class A-4, 3.05% 2009                                          2,000                  1,996
CPS Auto Receivables Trust, XLCA insured: (5)
 Series 2003-A, Class A-2, 2.89% 2009                                                                  941                    933
 Series 2002-B, Class A-2, 3.50% 2009                                                                  577                    583
 Series 2002-C, Class A-2, 3.52% 2009                                                                  450                    451
Illinois Power Special Purpose Trust, Series 1998-1, Class A-7, 5.65% 2010                           1,835                  1,943
Household Automotive Trust, Series 2001-3, Class A-4, 4.37% 2008                                     1,875                  1,907
Capital One Master Trust, Series 1998-1, Class A, 6.31% 2011                                         1,550                  1,676
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-3, 5.70% 2023                              1,500                  1,518
PF Export Receivables Master Trust, Series 2001-B, MBIA insured, 6.60% 2011 (5)                      1,375                  1,477
SeaWest Securitization LLC, Series 2003-A, Class A-2, XLCA insured,
   2.84% 2009 (5)                                                                                    1,429                  1,436
Franklin Auto Trust, Series 2002-1, Class A-4, MBIA insured, 4.51% 2010                              1,350                  1,383
Ameriquest Mortgage Securities Inc., Series 2003-5, Class A-2, 2.43% 2033                            1,314                  1,315
SLM Private Credit Student Loan Trust, Series 2002-A, Class A-2, 1.789% 2030 (4)                     1,250                  1,261
Chase Funding Trust, Series 2003-2, Class IA-3, 2.864% 2024                                          1,235                  1,237
AMRESCO Residential Securities Corp. Mortgage Loan Trust, Series 1997-2,
   Class A-7, 7.57% 2027                                                                             1,202                  1,206
Delta Air Lines, Inc., Series 2003-1, Class G, AMBAC insured, 1.92% 2009 (4)                         1,154                  1,161
Onyx Acceptance Owner Trust, Series 2002-C, Class A-4, MBIA insured, 4.07% 2009                      1,000                  1,016
AmeriCredit Automobile Receivables Trust, Series 2002-C, Class A-4,
   FSA insured, 3.55% 2009                                                                           1,000                  1,006
Duck Auto Owner Trust, Series 2002-B, Class A, XLCA insured, 2.985% 2007 (5)                           975                    975
GRCT Consumer Loan Trust, Series 2001-1A, Class 2BRV, 6.251% 2020 (5)                                  916                    929
Conseco Finance Home Equity Loan Trust, Series 2000-B, Class AF-6, 7.80% 2020                          687                    697
Triad Automobile Receivables Trust, Series 2002-A, Class A-3, AMBAC insured,
   2.62% 2007                                                                                          675                    677
ACLC Business Loan Receivables Trust, Series 2002-1, Class A-1, 5.408% 2022 (5)                        647                    640
Financial Pacific Funding II, LLC, Series 2003-A, Class A, FSA insured,
   2.29% 2009 (5)                                                                                      484                    481
Pass-through Amortizing Credit Card Trusts, Series 2002-1, Class A-1FL,
   2.029% 2012 (4)  (5)                                                                                374                    374
Continental Auto Receivables Owner Trust, Series 2000-B, Class A-4,
   MBIA insured, 6.91% 2005 (5)                                                                        315                    315
Coast-to-Coast Motor Vehicle Owner Trust, Series 2000-A, Class A-4,
   MBIA insured, 7.33% 2006 (5)                                                                        291                    292
Chase Manhattan Auto Owner Trust, Series 2002-A, Class A-3, 3.49% 2006                                 237                    238
Residential Funding Mortgage Securities II, Inc., Series 2001-HS2, Class A-4,
   AMBAC insured, 6.43% 2016 (4)                                                                        74                     74


NON-PASS-THROUGH AGENCY OBLIGATIONS  -  8.23%
Fannie Mae:
 6.625% 2009                                                                                         7,500                  8,295
 6.00% 2008 (1)                                                                                      7,000                  7,537
 7.25% 2030                                                                                          4,850                  5,741
 6.25% 2029                                                                                          3,880                  4,081
 4.25% 2007                                                                                          2,125                  2,170
Federal Home Loan Bank:
 3.75% 2007 (1)                                                                                      9,710                  9,808
 4.50% 2012                                                                                          2,500                  2,419
Freddie Mac:
 6.625% 2009                                                                                         7,500                  8,297
 3.50% 2007                                                                                          2,250                  2,244
 6.75% 2031                                                                                            250                    280


COMMERCIAL MORTGAGE-BACKED OBLIGATIONS (3)  -  7.87%
Morgan Stanley Capital I, Inc.:
 Series 1998-HF2, Class A-2, 6.48% 2030                                                              6,480                  6,976
 Series 2003-KIDS, Class A, 1.891% 2016 (4)  (5)                                                     1,690                  1,693
 Series 1998-HF2, Class A-1, 6.01% 2030                                                                998                  1,028
CS First Boston Mortgage Securities Corp.:
 Series 2002-CKN2, Class A-1, 4.637% 2037                                                            2,103                  2,149
 Series 2001-CF2, Class A-2, 5.935% 2034                                                             1,750                  1,815
 Series 2001-CK6, Class A-2, 6.103% 2036                                                             1,500                  1,595
 Series 1998-C1, Class A-1A, 6.26% 2040                                                              1,110                  1,140
 Series 1999-C1, Class A-1, 6.91% 2041                                                               1,062                  1,130
Chase Commercial Mortgage Securities Corp.:
 Series 1998-2, Class A-2, 6.39% 2030                                                                3,250                  3,504
 Series 2000-2, Class A-1, 7.543% 2032                                                               1,149                  1,245
 Series 2000-1, Class A-1, 7.656% 2032                                                                 805                    821
Nomura Asset Securities Corp., Series 1998-D6, Class A-1A, 6.28% 2030                                3,329                  3,486
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3,
   6.428% 2035                                                                                       3,050                  3,250
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036                      2,900                  3,149
GMAC Commercial Mortgage Securities, Inc.:
 Series 1997-C1, Class A-3, 6.869% 2029                                                              1,558                  1,670
 Series 1999-C1, Class A-1, 5.83% 2033                                                               1,117                  1,157
Bear Stearns Commercial Mortgage Securities Inc.:
 Series 2001-TOP2, Class A-1, 6.08% 2035                                                             1,192                  1,255
 Series 1998-C1, Class A-1, 6.34% 2030                                                                 730                    764
DLJ Commercial Mortgage Corp.:
 Series 1998-CF2, Class A-1B, 6.24% 2031                                                             1,250                  1,341
 Series 1999-CG1, Class A-1B, 6.46% 2032                                                               500                    540
Mortgage Capital Funding, Inc., Series 1998-MC1, Class A-1, 6.417% 2030                              1,588                  1,627
Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5, Class A-3,
   6.16% 2035                                                                                        1,500                  1,603
LB-UBS Commercial Mortgage Trust:
 Series 2001-C7, Class A-3, 5.642% 2025                                                                926                    971
 Series 2000-C3, Class A-2, 7.95% 2010                                                                 500                    577
First Union National Bank Commercial Mortgage Trust, Series 2002-C1,
   Class A-1, 5.585% 2034                                                                            1,315                  1,374
GGP Mall Properties Trust, Series 2001-GGP1, Class A-2, 5.007% 2011 (5)                                856                    881
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-1, 6.079% 2033                            532                    562
Merrill Lynch Mortgage Investors, Inc.:
 Series 1998-C3, Class A-1, 5.65% 2030                                                                 522                    528
 Series 1995-C3, Class A-3, 7.141% 2025 (4)                                                             32                     33
Commercial Mortgage Acceptance Corp.:
 Series 1998-C2, Class A-1, 5.80% 2030                                                                 328                    333
 Series 1998-C1, Class A-1, 6.23% 2031                                                                 154                    157
Deutsche Mortgage & Asset Receiving Corp., Series 1998-C1, Class A-1, 6.22% 2031                       259                    261


FEDERAL AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (3) -  4.16%
Fannie Mae:
 Series 1997-M6, Class ZA, 6.85% 2026 (1)                                                            8,564                  9,200
 Series 2002-W3, Class A-5, 7.50% 2028                                                               1,840                  1,973
 Series 2002-T11, Class A, 4.769% 2012                                                               1,812                  1,847
 Series 2001-50, Class BA, 7.00% 2041                                                                1,284                  1,364
 Series 2001-T10, Class A-1, 7.00% 2041                                                              1,285                  1,359
 Series 1999-T2, Class A-1, 7.50% 2039                                                               1,218                  1,306
 Series 2002-W7, Class A-5, 7.50% 2029                                                               1,145                  1,227
 Series 2001-4, Class NA, 11.807% 2025 (4)                                                           1,057                  1,221
 Series 1998-M6, Class A-2, ACES, 6.32% 2008                                                           986                  1,050
 Series 2001-4, Class GB, 10.228% 2018 (4)                                                             784                    891
 Series 2001-20, Class C, 11.962% 2031 (4)                                                             733                    857
 Series 2002-W7, Class A-2, 4.80% 2022                                                                 405                    405
 Series 2001-4, Class GA, 10.218% 2025 (4)                                                             350                    397
 Series 2002-W1, Class 2A, 7.50% 2042                                                                  243                    261
Freddie Mac:
 Series 1567, Class A, 1.65% 2023 (4)                                                                  834                    784
 Series H009, Class A-2, 1.876% 2008 (4)                                                               529                    512
 Series T-042, Class A-2, 5.50% 2042                                                                   149                    150
 Series 2489, Class A, 5.50% 2013                                                                        5                      5
Government National Mortgage Assn., Series 2002-28, Class A, 4.776% 2018                               854                    879


PRIVATE ISSUE COLLATERALIZED MORTGAGE OBLIGATIONS (3)  -  3.83%
WaMu Mortgage Pass-Through Certificates Trust: (4)
 Series 2003-AR6, Class A-1, 4.37% 2033                                                              2,403                  2,393
 Series 2003-AR8, Class A, 4.03% 2033                                                                1,390                  1,376
 Series 2003-AR7, Class A-7, 3.84% 2033                                                              1,398                  1,372
 Series 2004-AR1, Class A, 4.23% 2034                                                                  996                    984
 Series 2003-AR1, Class A-6, 4.51% 2033                                                                460                    460
 Series 2003-AR3, Class A-3, 3.57% 2033                                                                 96                     96
CS First Boston Mortgage Securities Corp.:
 Series 2003-AR12, Class II-A-2, 4.364% 2033 (4)                                                     1,670                  1,675
 Series 2004-3, Class IV-A-1, 6.00% 2034                                                             1,462                  1,478
 Series 2003-29, Class V-A-1, 7.00% 2033                                                             1,038                  1,094
Ocwen Residential MBS Corp., Series 1998-R1, Class AWAC, 4.973% 2040 (4)  (5)                        2,999                  2,849
Banc of America Mortgage Securities Trust: (4)
 Series 2003-F, Class 1-A-1, 2.969% 2033                                                             1,329                  1,324
 Series 2003-E, Class 2-A-2, 4.35% 2033                                                              1,237                  1,232
Bear Stearns ARM Trust: (4)
 Series 2003-3, Class II-A-2, 4.176% 2033                                                            1,483                  1,476
 Series 2003-9, Class III-A-3, 4.448% 2034                                                             838                    827
CHL Mortgage Pass-Through Trust: (4)
 Series 2003-HYB3, Class 4-A-1, 3.519% 2033                                                          1,253                  1,242
 Series 2003-27, Class A-1, 3.81% 2033                                                                 934                    927
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class II-A-1,
   4.67% 2034 (4)                                                                                    1,125                  1,122
Structured Asset Securities Corp., Series 2003-17A, Class 3-A1, 4.01% 2033 (4)                         793                    789
Wells Fargo Mortgage Backed Securities Trust, Series 2003-B, Class A-1,
   4.15% 2033 (4)                                                                                      644                    644
Nationsbanc Montgomery Funding Corp., Series 1998-5, Class A-1, 6.00% 2013                             154                    155
First Nationwide Trust, Series 1999-2, Class 1PA-1, 6.50% 2029                                         145                    147


OTHER PASS-THROUGH AGENCY OBLIGATIONS (3)  -  3.31%
Small Business Administration:
 Series 2001-20F, 6.44% 2021                                                                         4,397                  4,683
 Series 2003-20B, 4.84% 2023                                                                         3,652                  3,591
 Series 2002-20J, 4.75% 2022                                                                         2,366                  2,318
 Series 2001-20G, 6.625% 2021                                                                        1,356                  1,456
 Series 2001-20K, 5.34% 2021                                                                         1,388                  1,417
 Series 2002-20K, 5.08% 2022                                                                         1,222                  1,221
 Series 2002-20C, 6.07% 2022                                                                         1,156                  1,212
 Series 2001-20J, 5.76% 2021                                                                         1,022                  1,059
United States Government Guaranteed Ship Financing Obligations, Rowan
   Companies, Inc. (Title XI) 5.88% 2012                                                             3,275                  3,473


PRIVATE ISSUE PASS-THROUGH OBLIGATIONS (3)  -  0.70%
Structured Asset Securities Corp. (4) (5)
 Series 1998-RF1, Class A, 8.723% 2027                                                               1,812                  1,954
 Series 1998-RF2, Class A, 8.524% 2027                                                               1,232                  1,328
 Series 1999-RF1, Class A, 7.903% 2028                                                                 985                  1,050


AEROSPACE & DEFENSE  -  0.50%
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured,
   6.664% 2013 (3) (5)                                                                               2,875                  3,103


ROAD & RAIL  -  0.29%
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G,
   MBIA insured, 5.70% 2023 (3) (5)                                                                  1,755                  1,794


INDUSTRIAL CONGLOMERATES  -  0.27%
General Electric Capital Corp., Series A, 6.75% 2032                                                 1,550                  1,672


ELECTRIC UTILITIES  -  0.26%
Chilquinta Energia Finance Co. LLC, MBIA insured, 6.47% 2008 (5)                                     1,500                  1,601


EUROPEAN AGENCY  -  0.20%
KfW International Finance Inc. 2.50% 2005                                                            1,250                  1,251




TOTAL BONDS & NOTES (cost: $591,336,000)                                                                                  598,708



                                                                                                 Principal                 Market
                                                                                                    amount                  value
SHORT-TERM SECURITIES   -  8.64%                                                                     (000)                  (000)

CORPORATE SHORT-TERM NOTES  -  8.64%
Receivables Capital Corp., LLC 1.06%-1.26% due 7/13-7/22/2004 (5)                       $           11,800        $        11,792
Three Pillars Funding Corp. 1.21% due 7/19/2004 (5)                                                 10,000                  9,994
DuPont (E.I.) de Nemours & Co. 1.16% due 7/26/2004                                                  10,000                  9,992
Clipper Receivables Co., LLC 1.50% due 7/1/2004 (5)                                                  8,700                  8,700
Verizon Network Funding Corp. 1.09% due 7/22/2004                                                    6,900                  6,895
Ciesco LLC 1.09% due 7/16/2004                                                                       6,000                  5,997



TOTAL SHORT-TERM SECURITIES (cost: $53,370,000)                                                                            53,370


TOTAL INVESTMENT SECURITIES (cost: $644,706,000)                                                                          652,078
OTHER ASSETS LESS LIABILITIES                                                                                             (34,213)

NET ASSETS                                                                                                               $617,865


(1) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
(2) Index-linked bond whose principal amount moves with a government retail price index.
(3) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
(4) Coupon rate may change periodically.
(5) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.



See Notes to Financial Statements



CASH MANAGEMENT FUND                  Investment portfolio as of June 30, 2004

                                                                                                Principal         Market
                                                                                                   amount          value
SHORT-TERM SECURITIES - 100.70%                                                                     (000)          (000)

CORPORATE SHORT-TERM NOTES  -  93.00%
UBS Finance (Delaware) LLC 1.08% due 7/15/2004                                                     $9,300         $9,296
Siemens Capital Co. LLC 1.04% due 7/7/2004                                                          8,600          8,598
Private Export Funding Corp. 1.18% due 7/21/2004(1)                                                 8,500          8,494
Wal-Mart Stores Inc. 1.05%-1.22% due 7/6-7/27/2004(1)                                               8,100          8,097
Triple-A One Funding Corp. 1.09% due 7/9/2004(1)                                                    8,000          7,998
Variable Funding Capital Corp. 1.10% due 7/9/2004(1)                                                8,000          7,998
Gannett Co. 1.03% due 7/12/2004(1)                                                                  8,000          7,997
Abbott Laboratories Inc. 1.13% due 7/13/2004(1)                                                     8,000          7,997
American Express Credit Corp. 1.08% due 7/23/2004                                                   8,000          7,994
Minnesota Mining and Manufacturing Co. 1.18% due 7/26/2004                                          8,000          7,993
CAFCO, LLC  1.10%-1.20% due 7/14-8/5/2004(1)                                                        7,510          7,502
DuPont (E.I.) de Nemours & Co. 1.09% due 7/29/2004                                                  7,500          7,493
Amsterdam Funding Corp. 1.15%-1.19% due 7/12-7/21/2004(1)                                           7,287          7,283
American Honda Finance Corp. 1.08%-1.24% due 7/22-8/11/2004                                         7,010          7,001
PepsiCo Inc. 1.20% due 7/12/2004(1)                                                                 7,000          6,997
Netjets Inc. 1.06% due 7/15/2004(1)                                                                 7,000          6,997
ChevronTexaco Funding Corp. 1.10% due 7/23/2004                                                     6,900          6,895
Three Pillars Funding Corp. 1.15% due 7/9/2004(1)                                                   6,764          6,762
Kimberly-Clark Worldwide Inc. 1.05%-1.30% due 7/7/2004(1)                                           6,650          6,649
Anheuser-Busch Cos. Inc. 1.20%-1.25% due 8/5-8/13/2004(1)                                           6,500          6,491
Barton Capital Corp. 1.08% due 7/19/2004(1)                                                         6,200          6,196
AIG Funding Inc. 1.08% due 7/20/2004                                                                6,000          5,996
Procter & Gamble Co. 1.06% due 7/8/2004(1)                                                          5,800          5,799
Pfizer Inc 1.16%-1.26% due 8/3-8/13/2004(1)                                                         5,700          5,692
Old Line Funding, LLC 1.08% due 7/16/2004(1)                                                        5,600          5,597
Credit Lyonnais N.A. Inc. 1.17% due 8/4/2004                                                        5,400          5,394
ING (U.S.) Funding LLC  1.04% due 7/6/2004                                                          5,300          5,299
Verizon Network Funding Corp. 1.17% due 7/19/2004                                                   5,000          4,997
USAA Capital Corp. 1.19% due 7/23/2004                                                              5,000          4,996
HBOS Treasury Services PLC 1.12% due 8/2/2004                                                       5,000          4,995
Medtronic Inc. 1.24% due 7/28/2004(1)                                                               3,700          3,696
Sheffield Receivables Corp. 1.10% due 7/9/2004(1)                                                   2,000          1,999
Barclays U.S. Funding Corp. 1.35% due 8/25/2004                                                     1,600          1,597
Golden Peanut Co., LLC 1.33% due 8/25/2004                                                          1,000            998

U.S. TREASURIES  -  4.82%
U.S. Treasury Bills 0.92%-1.008% due 7/15-8/12/2004                                                11,200         11,190

CERTIFICATES OF DEPOSIT  -  2.15%
Wells Fargo & Co. 1.27% due 8/2/2004                                                                5,000          5,000

FEDERAL AGENCY DISCOUNT NOTES  -  0.73%
Tenessee Valley Authority 1.065% due 7/22/2004                                                      1,700          1,699


TOTAL INVESTMENT SECURITIES (cost: $233,673,000)                                                                 233,672
OTHER ASSETS LESS LIABILITIES                                                                                     (1,620)

NET ASSETS                                                                                                      $232,052

(1) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.

See Notes to Financial Statements


FINANCIAL STATEMENTS

STATEMENT OF ASSETS & LIABILITIES
unaudited                                                      at June 30, 2004
                                              (dollars and shares in thousands,
                                                      except per-share amounts)


                                                                                                    Global Small
                                                                    Global              Global    Capitalization
                                                            Discovery Fund         Growth Fund              Fund       Growth Fund
ASSETS:
Investment securities at market                                   $ 55,546         $ 1,571,673       $ 1,099,432      $ 13,900,985
Cash denominated in non-U.S. currencies                                 10                 453               436             2,777
Cash                                                                    68               1,308               353               549
Receivables for:
 Sales of investments                                                   35               1,512             2,683            34,730
 Sales of fund's shares                                                 95               1,808             1,595            14,852
 Open forward currency contracts                                         -                   -                 -                 -
 Closed forward currency contracts                                       -                   -                 -                 -
 Dividends and interest                                                 40               1,806               581            12,065
Other assets                                                             -                   -                45                 -
                                                                    55,794           1,578,560         1,105,125        13,965,958
LIABILITIES:
Payables for:
 Purchases of investments                                               51               2,986             5,196           125,879
 Repurchases of fund's shares                                            -  (1)            174                38             2,817
 Open forward currency contracts                                         -                   -                 -                 -
 Investment advisory services                                           26                 778               677             3,847
 Services provided by affiliates                                         8                 277               184             1,970
 Deferred Trustees' compensation                                         -  (1)             21                 9               397
 Other fees and expenses                                                 1                 114             1,102               769
                                                                        86               4,350             7,206           135,679
NET ASSETS AT JUNE 30, 2004 (Total: $44,701,360)                  $ 55,708         $ 1,574,210       $ 1,097,919      $ 13,830,279
Investment securities and cash denominated in
 non-U.S. currencies at cost                                      $ 50,326         $ 1,360,148         $ 934,220      $ 11,677,789

NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                  $ 50,621         $ 1,541,725       $ 1,030,521      $ 12,237,477
Undistributed (accumulated) net investment income (loss)                55               7,872            (3,560)           14,078
Accumulated net realized loss                                         (198)           (187,362)          (93,660)         (647,429)
Net unrealized appreciation (depreciation)                           5,230             211,975           164,618         2,226,153
NET ASSETS AT JUNE 30, 2004                                       $ 55,708         $ 1,574,210       $ 1,097,919      $ 13,830,279

Shares of beneficial interest issued and outstanding - unlimited shares authorized:

Class 1:
 Net assets (Total: $11,853,973)                                  $ 18,928           $ 190,486         $ 173,434       $ 3,764,013
 Shares outstanding                                                  1,840              12,153            11,540            78,655
 Net asset value per share                                         $ 10.29             $ 15.67           $ 15.03           $ 47.85
Class 2:
 Net assets (Total: $31,449,651)                                  $ 36,780         $ 1,383,724         $ 924,485       $ 9,538,885
 Shares outstanding                                                  3,588              88,577            61,876           200,549
 Net asset value per share                                         $ 10.25             $ 15.62           $ 14.94           $ 47.56
Class 3: (2)
 Net assets (Total: $1,397,736)                                          -                   -                 -         $ 527,381
 Shares outstanding                                                      -                   -                 -            11,029
 Net asset value per share                                               -                   -                 -           $ 47.82

(1) Amount less than one thousand.
(2) Class 3 shares were issued January 16, 2004.

See Notes to Financial Statements



                                                                                                         Blue Chip
                                                                   International       New World        Income and   Growth-Income
                                                                            Fund            Fund       Growth Fund            Fund
ASSETS:
Investment securities at market                                      $ 3,355,767       $ 319,572       $ 1,997,683    $ 15,272,772
Cash denominated in non-U.S. currencies                                    1,703             101                 -           4,155
Cash                                                                       2,070           1,039               508           7,710
Receivables for:
 Sales of investments                                                     15,540             652            11,156          88,095
 Sales of fund's shares                                                    4,907             230             2,692          13,370
 Open forward currency contracts                                               -               -                 -               -
 Closed forward currency contracts                                             -               -                 -               -
 Dividends and interest                                                    5,164           1,294             1,971          17,191
Other assets                                                                 170               -                 -               -
                                                                       3,385,321         322,888         2,014,010      15,403,293
LIABILITIES:
Payables for:
 Purchases of investments                                                    648           1,521            31,656         175,844
 Repurchases of fund's shares                                                852               -  (1)            -           3,163
 Open forward currency contracts                                               -               -                 -               -
 Investment advisory services                                              1,468             220               719           3,589
 Services provided by affiliates                                             386              55               371           2,152
 Deferred Trustees' compensation                                             190               3                 5             467
 Other fees and expenses                                                     385             538                 3             182
                                                                           3,929           2,337            32,754         185,397
NET ASSETS AT JUNE 30, 2004 (Total: $44,701,360)                     $ 3,381,392       $ 320,551       $ 1,981,256    $ 15,217,896
Investment securities and cash denominated in
 non-U.S. currencies at cost                                         $ 2,804,024       $ 268,336       $ 1,767,074    $ 13,124,528

NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                     $ 3,139,597       $ 293,321       $ 1,758,362    $ 13,097,947
Undistributed (accumulated) net investment income (loss)                  13,321          (1,143)           10,950          71,568
Accumulated net realized loss                                           (324,828)        (22,439)          (18,665)       (104,118
Net unrealized appreciation (depreciation)                               553,302          50,812           230,609       2,152,499
NET ASSETS AT JUNE 30, 2004                                          $ 3,381,392       $ 320,551       $ 1,981,256    $ 15,217,896

Shares of beneficial interest issued and outstanding - unlimited shares authorized:

Class 1:
 Net assets (Total: $11,853,973)                                     $ 1,396,342        $ 49,827         $ 120,137     $ 4,280,671
 Shares outstanding                                                       99,629           4,173            12,551         122,484
 Net asset value per share                                               $ 14.02         $ 11.94            $ 9.57         $ 34.95
Class 2:
 Net assets (Total: $31,449,651)                                     $ 1,875,240       $ 270,724       $ 1,861,119    $ 10,374,575
 Shares outstanding                                                      134,043          22,767           195,419         298,325
 Net asset value per share                                               $ 13.99         $ 11.89            $ 9.52         $ 34.78
Class 3: (2)
 Net assets (Total: $1,397,736)                                        $ 109,810               -                 -       $ 562,650
 Shares outstanding                                                        7,841               -                 -          16,113
 Net asset value per share                                               $ 14.00               -                 -         $ 34.92

(1) Amount less than one thousand.
(2) Class 3 shares were issued January 16, 2004.

See Notes to Financial Statements


                                                                                                               U.S.
                                                                                                        Government/
                                                                 Asset                                    AAA-Rated          Cash
                                                            Allocation                  High-Income Securities Fund    Management
                                                                  Fund     Bond Fund      Bond Fund            Fund          Fund
ASSETS:
Investment securities at market                            $ 3,917,909   $ 1,668,260      $ 745,710       $ 652,078     $ 233,672
Cash denominated in non-U.S. currencies                          3,474             -              -               -             -
Cash                                                             2,367           446          1,037              72            69
Receivables for:
 Sales of investments                                           41,518        13,920          2,695           9,045             -
 Sales of fund's shares                                          3,254         1,656            529             246             -
 Open forward currency contracts                                     1             -              1               -             -
 Closed forward currency contracts                                   7             -              7               -             -
 Dividends and interest                                         17,523        24,808         14,546           5,199             1
Other assets                                                         -             -              -               -             -
                                                             3,986,053     1,709,090        764,525         666,640       233,742
LIABILITIES:
Payables for:
 Purchases of investments                                       32,715        25,076          5,170          47,997             -
 Repurchases of fund's shares                                      686           151            388             434         1,572
 Open forward currency contracts                                    18             -              -               -             -
 Investment advisory services                                    1,149           595            302             232            62
 Services provided by affiliates                                   606           299             76              61            27
 Deferred Trustees' compensation                                   104            16             49              40            20
 Other fees and expenses                                            18             6             12              11             9
                                                                35,296        26,143          5,997          48,775         1,690
NET ASSETS AT JUNE 30, 2004 (Total: $44,701,360)           $ 3,950,757   $ 1,682,947      $ 758,528       $ 617,865     $ 232,052
Investment securities and cash denominated in
 non-U.S. currencies at cost                               $ 3,558,853   $ 1,636,290      $ 723,986       $ 644,706     $ 233,673

NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest           $ 3,614,818   $ 1,626,795      $ 862,560       $ 608,987     $ 231,570
Undistributed (accumulated) net investment income (loss)        42,264        37,065         24,175          10,876           484
Accumulated net realized loss                                  (68,878)      (12,881)      (149,932)         (9,370)           (1)
Net unrealized appreciation (depreciation)                     362,553        31,968         21,725           7,372            (1)
NET ASSETS AT JUNE 30, 2004                                $ 3,950,757   $ 1,682,947      $ 758,528       $ 617,865     $ 232,052

Shares of beneficial interest issued and outstanding - unlimited shares authorized:

Class 1:
 Net assets (Total: $11,853,973)                             $ 891,090     $ 199,135      $ 364,646       $ 308,470      $ 96,794
 Shares outstanding                                             60,128        18,173         30,706          26,381         8,787
 Net asset value per share                                     $ 14.82       $ 10.96        $ 11.88         $ 11.69       $ 11.02
Class 2:
 Net assets (Total: $31,449,651)                           $ 2,978,537   $ 1,483,812      $ 348,408       $ 262,417     $ 110,945
 Shares outstanding                                            202,057       136,288         29,487          22,547        10,092
 Net asset value per share                                     $ 14.74       $ 10.89        $ 11.82         $ 11.64       $ 10.99
Class 3: (2)
 Net assets (Total: $1,397,736)                               $ 81,130             -       $ 45,474        $ 46,978      $ 24,313
 Shares outstanding                                              5,479             -          3,832           4,021         2,209
 Net asset value per share                                     $ 14.81             -        $ 11.87         $ 11.68       $ 11.01

(1) Amount less than one thousand.
(2) Class 3 shares were issued January 16, 2004.

See Notes to Financial Statements




STATEMENT OF OPERATIONS
unaudited                               For the six months ended June 30, 2004
                                                        (dollars in thousands)


                                                                                                      Global Small
                                                                           Global         Global    Capitalization
                                                                   Discovery Fund    Growth Fund              Fund     Growth Fund
INVESTMENT INCOME:
Income (net of non-U.S. withholding tax):
 Interest                                                                    $ 83        $ 1,202             $ 409         $ 5,210
 Dividends                                                                    215         13,923             3,738          44,070
                                                                              298         15,125             4,147          49,280
FEES AND EXPENSES:
 Investment advisory services                                                 142          4,442             3,850          22,113
 Distribution services - Class 2                                               38          1,547             1,024          10,414
 Distribution services - Class 3                                                -              -                 -             444
 Transfer agent services                                                       -*              1                 1               7
 Reports to shareholders                                                        1             23                17             207
 Registration statement and prospectus                                          1             35                24             312
 Postage, stationery and supplies                                              -*              6                 4              50
 Trustees' compensation                                                        -*              6                 4              69
 Auditing and legal                                                            -*             13                10              94
 Custodian                                                                      5            203               138             433
 State and local taxes                                                          1             13                 9             113
 Other                                                                          1              6                 9              34
 Expense waiver                                                                 -              -                 -             (13)
                                                                              189          6,295             5,090          34,277
Net investment income (loss)                                                  109          8,830              (943)         15,003

NET REALIZED GAIN (LOSS) AND UNREALIZED
 APPRECIATION (DEPRECIATION) ON INVESTMENTS
 AND NON-U.S. CURRENCY:
Net realized gain (loss) on:
 Investments                                                                  678         29,647            63,052         352,683
 Non-U.S. currency transactions                                                11            133              (159)           (673)
                                                                              689         29,780            62,893         352,010
Net unrealized appreciation (depreciation) on:
 Investments                                                                  636           (757)          (12,760)        164,461
 Non-U.S. currency translations                                                -*            (28)               48             165
                                                                              636           (785)          (12,712)        164,626
Net realized gain (loss) and
 unrealized appreciation (depreciation)
 on investments and non-U.S. currency                                       1,325         28,995            50,181         516,636
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS                                                $ 1,434       $ 37,825          $ 49,238       $ 531,639

* Amount less than one thousand.

See Notes to Financial Statements



                                                                                                        Blue Chip
                                                                    International      New World       Income and    Growth-Income
                                                                             Fund           Fund      Growth Fund             Fund
INVESTMENT INCOME:
Income (net of non-U.S. withholding tax):
 Interest                                                                 $ 1,613        $ 1,496            $ 760         $ 15,811
 Dividends                                                                 40,694          2,707           16,996           90,644
                                                                           42,307          4,203           17,756          106,455
Fees and expenses:
 Investment advisory services                                               8,692          1,295            4,153           20,726
 Distribution services - Class 2                                            2,081            318            2,130           11,340
 Distribution services - Class 3                                               93              -                -              472
 Transfer agent services                                                        2             -*                1                8
 Reports to shareholders                                                       53              5               31              227
 Registration statement and prospectus                                         80              7               45              342
 Postage, stationery and supplies                                              13              1                7               55
 Trustees' compensation                                                        22              1                7               78
 Auditing and legal                                                            27              2               13              105
 Custodian                                                                    732             99               18              167
 State and local taxes                                                         29              3               16              125
 Other                                                                         78              5                3               55
 Expense waiver                                                                 -              -                -                -
                                                                           11,902          1,736            6,424           33,700
Net investment income (loss)                                               30,405          2,467           11,332           72,755

NET REALIZED GAIN (LOSS) AND UNREALIZED
 APPRECIATION (DEPRECIATION) ON INVESTMENTS
 AND NON-U.S. CURRENCY:
Net realized gain (loss) on:
 Investments                                                               84,528          5,209            7,329          210,338
 Non-U.S. currency transactions                                               126            (15)               -              (84)
                                                                           84,654          5,194            7,329          210,254
Net unrealized appreciation (depreciation) on:
 Investments                                                               20,668         (3,945)          20,058          249,613
 Non-U.S. currency translations                                               478             (7)               -               98
                                                                           21,146         (3,952)          20,058          249,711
Net realized gain (loss) and
 unrealized appreciation (depreciation)
 on investments and non-U.S. currency                                     105,800          1,242           27,387          459,965
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS                                              $ 136,205        $ 3,709         $ 38,719        $ 532,720

* Amount less than one thousand.

See Notes to Financial Statements


                                                                                                        U.S.
                                                                                                 Government/
                                                      Asset                                        AAA-Rated             Cash
                                                 Allocation                   High-Income    Securities Fund       Management
                                                       Fund     Bond Fund       Bond Fund               Fund             Fund
INVESTMENT INCOME:
Income (net of non-U.S. withholding tax):
 Interest                                          $ 27,985      $ 43,106        $ 27,397           $ 12,917          $ 1,139
 Dividends                                           25,442           346             698                  -                -
                                                     53,427        43,452          28,095             12,917            1,139
Fees and expenses:
 Investment advisory services                         6,680         3,511           1,881              1,466              428
 Distribution services - Class 2                      3,282         1,736             415                330              129
 Distribution services - Class 3                         68             -              41                 41               19
 Transfer agent services                                  2             1             - *                - *              - *
 Reports to shareholders                                 59            27              13                 10                4
 Registration statement and prospectus                   88            39              19                 17                5
 Postage, stationery and supplies                        14             6               3                  3                1
 Trustees' compensation                                  19             7               6                  5                2
 Auditing and legal                                      27            10               6                  5                2
 Custodian                                               49            19              11                  7                2
 State and local taxes                                   32            14               7                  6                2
 Other                                                    6             3               2                 14                1
 Expense waiver                                           -             -               -                  -                -
                                                     10,326         5,373           2,404              1,904              595
Net investment income (loss)                         43,101        38,079          25,691             11,013              544

NET REALIZED GAIN (LOSS) AND UNREALIZED
 APPRECIATION (DEPRECIATION) ON INVESTMENTS
 AND NON-U.S. CURRENCY:
Net realized gain (loss) on:
 Investments                                         (1,988)        9,727           7,302              1,440               (1)
 Non-U.S. currency transactions                         (16)           92              80                  -                -
                                                     (2,004)        9,819           7,382              1,440               (1)
Net unrealized appreciation (depreciation) on:
 Investments                                         27,439       (44,435)        (25,609)           (10,764)              (1)
 Non-U.S. currency translations                         101           (90)            (85)                 -                -
                                                     27,540       (44,525)        (25,694)           (10,764)              (1)
Net realized gain (loss) and
 unrealized appreciation (depreciation)
 on investments and non-U.S. currency                25,536       (34,706)        (18,312)            (9,324)              (2)
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS                         $ 68,637       $ 3,373         $ 7,379            $ 1,689            $ 542

* Amount less than one thousand.

See Notes to Financial Statements




STATEMENT OF CHANGES IN NET ASSETS           (dollars and shares in thousands)

                                                                         Global Discovery Fund                Global Growth Fund
                                                                       Six months      Year ended        Six months      Year ended
                                                                    ended June 30,    December 31,    ended June 30,    December 31
                                                                         2004 (1)           2003            2004 (1)           2003
OPERATIONS:
Net investment income (loss)                                              $ 109           $ 112            $ 8,830         $ 6,650
Net realized gain (loss) on investments and
 non-U.S. currency transactions                                             689             337             29,780         (38,401)
Net unrealized appreciation (depreciation)
 on investments and non-U.S. currency translations                          636           8,358               (785)        327,437
 Net increase in net assets
  resulting from operations                                               1,434           8,807             37,825         295,686

DIVIDENDS PAID TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
 Class 1                                                                    (15)            (61)            (1,100)           (944)
 Class 2                                                                    (28)            (46)            (6,020)         (3,011)
 Class 3                                                                      -               -                  -               -
  Total dividends paid to shareholders from net investment income           (43)           (107)            (7,120)         (3,955)

CAPITAL SHARE TRANSACTIONS:
 Class 1:
  Proceeds from shares sold                                               1,886          10,715              6,096           7,365
  Proceeds from reinvestment of dividends                                    15              61              1,100             944
  Cost of shares repurchased                                               (884)         (7,995)            (9,373)        (19,824)
   Net increase (decrease) from Class 1 transactions                      1,017           2,781             (2,177)        (11,515)
 Class 2:
  Proceeds from shares sold                                              14,274          13,297            279,186         275,010
  Proceeds from reinvestment of dividends                                    28              46              6,020           3,011
  Cost of shares repurchased                                             (1,723)         (3,319)            (9,324)        (32,091)
   Net increase (decrease) from Class 2 transactions                     12,579          10,024            275,882         245,930
 Class 3:
  Proceeds from shares issued in connection with substitution of
   Anchor Pathway Fund                                                        -               -                  -               -
  Proceeds from shares sold                                                   -               -                  -               -
  Proceeds from reinvestment of dividends                                     -               -                  -               -
  Cost of shares repurchased                                                  -               -                  -               -
   Net increase from Class 3 transactions                                     -               -                  -               -
 Net increase (decrease) in net assets resulting from
  capital share transactions                                             13,596          12,805            273,705         234,415

TOTAL INCREASE (DECREASE) IN NET ASSETS                                  14,987          21,505            304,410         526,146

NET ASSETS:
Beginning of period                                                      40,721          19,216          1,269,800         743,654
End of period                                                          $ 55,708        $ 40,721        $ 1,574,210     $ 1,269,800
Undistributed (accumulated)
 net investment income (loss)                                              $ 55           $ (11)           $ 7,872         $ 6,162

SHARES OF BENEFICIAL INTEREST:
 Class 1:
  Shares sold                                                               184           1,274                386             546
  Shares issued on reinvestment of dividends                                  1               6                 71              75
  Shares repurchased                                                        (88)           (966)              (599)         (1,671)
   Net increase (decrease) in shares outstanding                             97             314               (142)         (1,050)
 Class 2:
  Shares sold                                                             1,397           1,525             17,847          21,120
  Shares issued on reinvestment of dividends                                  3               5                388             239
  Shares repurchased                                                       (170)           (392)              (604)         (2,717)
   Net increase (decrease) in shares outstanding                          1,230           1,138             17,631          18,642
 Class 3:
  Shares issued in connection with substitution of
   Anchor Pathway Fund                                                        -               -                  -               -
  Shares sold                                                                 -               -                  -               -
  Shares issued on reinvestment of dividends                                  -               -                  -               -
  Shares repurchased                                                          -               -                  -               -
   Net increase in shares outstanding                                         -               -                  -               -

(1)  Unaudited.
(2)  Class 3 shares were issued January 16, 2004.

See Notes to Financial Statements


                                                                               Global Small
                                                                           Capitalization Fund                 Growth Fund
                                                                       Six months      Year ended        Six months     Year ended
                                                                    ended June 30,    December 31,    ended June 30,   December 31
                                                                         2004 (1)            2003       2004 (1),(2)          2003
OPERATIONS:
Net investment income (loss)                                             $ (943)        $ (1,208)         $ 15,003        $ 21,537
Net realized gain (loss) on investments and
 non-U.S. currency transactions                                          62,893           (1,616)          352,010         213,341
Net unrealized appreciation (depreciation)
 on investments and non-U.S. currency translations                      (12,712)         242,942           164,626       2,321,011
 Net increase in net assets
  resulting from operations                                              49,238          240,118           531,639       2,555,889

DIVIDENDS PAID TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
 Class 1                                                                      -             (987)           (2,683)        (13,122)
 Class 2                                                                      -           (2,385)           (3,954)         (6,452)
 Class 3                                                                      -                -              (377)              -
  Total dividends paid to shareholders from net investment income             -           (3,372)           (7,014)        (19,574)

CAPITAL SHARE TRANSACTIONS:
 Class 1:
  Proceeds from shares sold                                              13,985           18,764             1,723          14,458
  Proceeds from reinvestment of dividends                                     -              987             2,683          13,122
  Cost of shares repurchased                                            (13,715)         (18,216)         (291,984)       (426,449)
   Net increase (decrease) from Class 1 transactions                        270            1,535          (287,578)       (398,869)
 Class 2:
  Proceeds from shares sold                                             237,512          234,453         2,105,471       2,696,826
  Proceeds from reinvestment of dividends                                     -            2,385             3,954           6,452
  Cost of shares repurchased                                            (16,989)         (44,802)          (27,577)        (60,699)
   Net increase (decrease) from Class 2 transactions                    220,523          192,036         2,081,848       2,642,579
 Class 3:
  Proceeds from shares issued in connection with substitution of
   Anchor Pathway Fund                                                        -                -           575,620               -
  Proceeds from shares sold                                                   -                -             2,514               -
  Proceeds from reinvestment of dividends                                     -                -               377               -
  Cost of shares repurchased                                                  -                -           (51,070)              -
   Net increase from Class 3 transactions                                     -                -           527,441               -
 Net increase (decrease) in net assets resulting from
  capital share transactions                                            220,793          193,571         2,321,711       2,243,710

TOTAL INCREASE (DECREASE) IN NET ASSETS                                 270,031          430,317         2,846,336       4,780,025

NET ASSETS:
Beginning of period                                                     827,888          397,571        10,983,943       6,203,918
End of period                                                       $ 1,097,919        $ 827,888      $ 13,830,279    $ 10,983,943
Undistributed (accumulated)
 net investment income (loss)                                          $ (3,560)        $ (2,617)         $ 14,078         $ 6,089

SHARES OF BENEFICIAL INTEREST:
 Class 1:
  Shares sold                                                               927            1,550                37             361
  Shares issued on reinvestment of dividends                                  -               92                57             306
  Shares repurchased                                                       (932)          (1,751)           (6,204)        (11,358)
   Net increase (decrease) in shares outstanding                             (5)            (109)           (6,110)        (10,691)
 Class 2:
  Shares sold                                                            15,847           19,995            44,879          67,355
  Shares issued on reinvestment of dividends                                  -              222                84             144
  Shares repurchased                                                     (1,156)          (4,388)             (591)         (1,703)
   Net increase (decrease) in shares outstanding                         14,691           15,829            44,372          65,796
 Class 3:
  Shares issued in connection with substitution of
   Anchor Pathway Fund                                                        -                -            12,057               -
  Shares sold                                                                 -                -                54               -
  Shares issued on reinvestment of dividends                                  -                -                 8               -
  Shares repurchased                                                          -                -            (1,090)              -
   Net increase in shares outstanding                                         -                -            11,029               -

(1)  Unaudited.
(2)  Class 3 shares were issued January 16, 2004.

See Notes to Financial Statements



                                                                         International Fund                    New World Fund
                                                                     Six months      Year ended         Six months       Year ended
                                                                  ended June 30,    December 31,     ended June 30,    December 31,
                                                                    2004 (1),(2)            2003           2004 (1)            2003
OPERATIONS:
Net investment income (loss)                                           $ 30,405         $ 26,965           $ 2,467         $ 3,786
Net realized gain (loss) on investments and
 non-U.S. currency transactions                                          84,654         (124,406)            5,194          (1,237)
Net unrealized appreciation (depreciation)
 on investments and non-U.S. currency translations                       21,146          786,551            (3,952)         66,193
 Net increase in net assets
  resulting from operations                                             136,205          689,110             3,709          68,742

DIVIDENDS PAID TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
 Class 1                                                                 (3,294)         (19,844)           (1,080)           (709)
 Class 2                                                                 (3,798)         (14,770)           (5,498)         (2,605)
 Class 3                                                                   (260)               -                 -               -
  Total dividends paid to shareholders from net investment income        (7,352)         (34,614)           (6,578)         (3,314)

CAPITAL SHARE TRANSACTIONS:
 Class 1:
  Proceeds from shares sold                                               2,724            4,120             5,901           6,491
  Proceeds from reinvestment of dividends                                 3,294           19,844             1,080             709
  Cost of shares repurchased                                           (105,132)        (192,939)           (3,946)         (6,970)
   Net increase (decrease) from Class 1 transactions                    (99,114)        (168,975)            3,035             230
 Class 2:
  Proceeds from shares sold                                             580,307          764,198            53,179          69,838
  Proceeds from reinvestment of dividends                                 3,798           14,770             5,498           2,605
  Cost of shares repurchased                                           (156,545)        (320,176)           (9,538)        (25,948)
   Net increase (decrease) from Class 2 transactions                    427,560          458,792            49,139          46,495
 Class 3:
  Proceeds from shares issued in connection with substitution of
   Anchor Pathway Fund                                                  116,357                -                 -               -
  Proceeds from shares sold                                               1,190                -                 -               -
  Proceeds from reinvestment of dividends                                   260                -                 -               -
  Cost of shares repurchased                                            (10,003)               -                 -               -
   Net increase from Class 3 transactions                               107,804                -                 -               -
 Net increase (decrease) in net assets resulting from
  capital share transactions                                            436,250          289,817            52,174          46,725

TOTAL INCREASE (DECREASE) IN NET ASSETS                                 565,103          944,313            49,305         112,153

NET ASSETS:
Beginning of period                                                   2,816,289        1,871,976           271,246         159,093
End of period                                                       $ 3,381,392      $ 2,816,289         $ 320,551       $ 271,246
Undistributed (accumulated)
 net investment income (loss)                                          $ 13,321         $ (9,732)         $ (1,143)        $ 2,968

SHARES OF BENEFICIAL INTEREST:
 Class 1:
  Shares sold                                                               194              370               472             623
  Shares issued on reinvestment of dividends                                238            1,562                92              74
  Shares repurchased                                                     (7,554)         (17,949)             (325)           (724)
   Net increase (decrease) in shares outstanding                         (7,122)         (16,017)              239             (27)
 Class 2:
  Shares sold                                                            41,641           70,421             4,306           7,066
  Shares issued on reinvestment of dividends                                275            1,134               472             271
  Shares repurchased                                                    (11,275)         (31,470)             (783)         (2,810)
   Net increase (decrease) in shares outstanding                         30,641           40,085             3,995           4,527
 Class 3:
  Shares issued in connection with substitution of
   Anchor Pathway Fund                                                    8,456                -                 -               -
  Shares sold                                                                84                -                 -               -
  Shares issued on reinvestment of dividends                                 19                -                 -               -
  Shares repurchased                                                       (718)               -                 -               -
   Net increase in shares outstanding                                     7,841                -                 -               -

(1)  Unaudited.
(2)  Class 3 shares were issued January 16, 2004.

See Notes to Financial Statements




                                                                               Blue Chip
                                                                         Income and Growth Fund              Growth-Income Fund
                                                                      Six months      Year ended        Six months      Year ended
                                                                   ended June 30,    December 31,    ended June 30,    December 31,
                                                                         2004 (1)           2003       2004 (1),(2)            2003
OPERATIONS:
Net investment income (loss)                                           $ 11,332        $ 13,423          $ 72,755        $ 117,769
Net realized gain (loss) on investments and
 non-U.S. currency transactions                                           7,329         (19,257)          210,254         (201,039)
Net unrealized appreciation (depreciation)
 on investments and non-U.S. currency translations                       20,058         291,026           249,711        2,763,220
 Net increase in net assets
  resulting from operations                                              38,719         285,192           532,720        2,679,950

DIVIDENDS PAID TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
 Class 1                                                                   (977)              -            (7,737)         (52,064)
 Class 2                                                                (12,827)              -           (15,593)         (65,963)
 Class 3                                                                      -               -            (1,019)               -
  Total dividends paid to shareholders from net investment income       (13,804)              -           (24,349)        (118,027)

CAPITAL SHARE TRANSACTIONS:
 Class 1:
  Proceeds from shares sold                                              16,565          36,427               992           11,989
  Proceeds from reinvestment of dividends                                   977               -             7,737           52,064
  Cost of shares repurchased                                             (6,019)         (5,660)         (300,330)        (476,758)
   Net increase (decrease) from Class 1 transactions                     11,523          30,767          (291,601)        (412,705)
 Class 2:
  Proceeds from shares sold                                             446,569         805,425         2,220,197        2,707,263
  Proceeds from reinvestment of dividends                                12,827               -            15,593           65,963
  Cost of shares repurchased                                           (111,553)         (4,287)          (18,889)         (70,106)
   Net increase (decrease) from Class 2 transactions                    347,843         801,138         2,216,901        2,703,120
 Class 3:
  Proceeds from shares issued in connection with substitution of
   Anchor Pathway Fund                                                        -               -           601,476                -
  Proceeds from shares sold                                                   -               -               106                -
  Proceeds from reinvestment of dividends                                     -               -             1,019                -
  Cost of shares repurchased                                                  -               -           (44,162)               -
   Net increase from Class 3 transactions                                     -               -           558,439                -
 Net increase (decrease) in net assets resulting from
  capital share transactions                                            359,366         831,905         2,483,739        2,290,415

TOTAL INCREASE (DECREASE) IN NET ASSETS                                 384,281       1,117,097         2,992,110        4,852,338

NET ASSETS:
Beginning of period                                                   1,596,975         479,878        12,225,786        7,373,448
End of period                                                       $ 1,981,256     $ 1,596,975      $ 15,217,896     $ 12,225,786
Undistributed (accumulated)
 net investment income (loss)                                          $ 10,950        $ 13,422          $ 71,568         $ 23,162

SHARES OF BENEFICIAL INTEREST:
 Class 1:
  Shares sold                                                             1,724           4,515                28              416
  Shares issued on reinvestment of dividends                                102               -               224            1,632
  Shares repurchased                                                       (632)           (739)           (8,730)         (17,052)
   Net increase (decrease) in shares outstanding                          1,194           3,776            (8,478)         (15,004)
 Class 2:
  Shares sold                                                            46,751         100,260            64,713           91,949
  Shares issued on reinvestment of dividends                              1,352               -               453            2,040
  Shares repurchased                                                    (11,812)           (571)             (550)          (2,646)
   Net increase (decrease) in shares outstanding                         36,291          99,689            64,616           91,343
 Class 3:
  Shares issued in connection with substitution of
   Anchor Pathway Fund                                                        -               -            17,364                -
  Shares sold                                                                 -               -                 3                -
  Shares issued on reinvestment of dividends                                  -               -                29                -
  Shares repurchased                                                          -               -            (1,283)               -
   Net increase in shares outstanding                                         -               -            16,113                -

(1)  Unaudited.
(2)  Class 3 shares were issued January 16, 2004.

See Notes to Financial Statements




                                                                        Asset Allocation Fund                   Bond Fund
                                                                      Six months     Year ended         Six months      Year ended
                                                                  ended June 30,   December 31,     ended June 30,    December 31,
                                                                    2004 (1),(2)           2003           2004 (1)            2003
OPERATIONS:
Net investment income (loss)                                           $ 43,101        $ 69,347          $ 38,079         $ 60,447
Net realized gain (loss) on investments and
 non-U.S. currency transactions                                          (2,004)         (6,328)            9,819             (786)
Net unrealized appreciation (depreciation)
 on investments and non-U.S. currency translations                       27,540         438,602           (44,525)          84,086
 Net increase in net assets
  resulting from operations                                              68,637         501,621             3,373          143,747

DIVIDENDS PAID TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
 Class 1                                                                 (3,426)        (21,401)           (7,553)          (8,856)
 Class 2                                                                (10,541)        (45,402)          (53,373)         (36,565)
 Class 3                                                                   (312)              -                 -                -
  Total dividends paid to shareholders from net investment income       (14,279)        (66,803)          (60,926)         (45,421)

CAPITAL SHARE TRANSACTIONS:
 Class 1:
  Proceeds from shares sold                                               5,621          16,548             5,412           19,014
  Proceeds from reinvestment of dividends                                 3,426          21,401             7,553            8,856
  Cost of shares repurchased                                            (44,180)        (69,895)          (19,881)         (51,797)
   Net increase (decrease) from Class 1 transactions                    (35,133)        (31,946)           (6,916)         (23,927)
 Class 2:
  Proceeds from shares sold                                             625,154         946,786           212,850          495,365
  Proceeds from reinvestment of dividends                                10,541          45,402            53,373           36,565
  Cost of shares repurchased                                            (10,665)        (23,135)          (12,045)         (27,981)
   Net increase (decrease) from Class 2 transactions                    625,030         969,053           254,178          503,949
 Class 3:
  Proceeds from shares issued in connection with substitution of
   Anchor Pathway Fund                                                   84,937               -                 -                -
  Proceeds from shares sold                                               2,102               -                 -                -
  Proceeds from reinvestment of dividends                                   312               -                 -                -
  Cost of shares repurchased                                             (5,935)              -                 -                -
   Net increase from Class 3 transactions                                81,416               -                 -                -
 Net increase (decrease) in net assets resulting from
  capital share transactions                                            671,313         937,107           247,262          480,022

TOTAL INCREASE (DECREASE) IN NET ASSETS                                 725,671       1,371,925           189,709          578,348

NET ASSETS:
Beginning of period                                                   3,225,086       1,853,161         1,493,238          914,890
End of period                                                       $ 3,950,757     $ 3,225,086       $ 1,682,947      $ 1,493,238
Undistributed (accumulated)
 net investment income (loss)                                          $ 42,264        $ 13,442          $ 37,065         $ 59,912

SHARES OF BENEFICIAL INTEREST:
 Class 1:
  Shares sold                                                               380           1,242               473            1,765
  Shares issued on reinvestment of dividends                                233           1,510               692              807
  Shares repurchased                                                     (3,003)         (5,371)           (1,748)          (4,742)
   Net increase (decrease) in shares outstanding                         (2,390)         (2,619)             (583)          (2,170)
 Class 2:
  Shares sold                                                            42,632          71,343            18,770           45,595
  Shares issued on reinvestment of dividends                                720           3,200             4,924            3,348
  Shares repurchased                                                       (723)         (1,835)           (1,069)          (2,588)
   Net increase (decrease) in shares outstanding                         42,629          72,708            22,625           46,355
 Class 3:
  Shares issued in connection with substitution of
   Anchor Pathway Fund                                                    5,720               -                 -                -
  Shares sold                                                               142               -                 -                -
  Shares issued on reinvestment of dividends                                 21               -                 -                -
  Shares repurchased                                                       (404)              -                 -                -
   Net increase in shares outstanding                                     5,479               -                 -                -

(1)  Unaudited.
(2)  Class 3 shares were issued January 16, 2004.

See Notes to Financial Statements




                                                                                                              U.S. Government/
                                                                        High-Income Bond Fund            AAA-Rated Securities Fund
                                                                      Six months     Year ended         Six months      Year ended
                                                                   ended June 30,   December 31,    ended June 30,    December 31,
                                                                    2004 (1),(2)           2003       2004 (1),(2)            2003
OPERATIONS:
Net investment income (loss)                                           $ 25,691        $ 48,094          $ 11,013        $ 27,633
Net realized gain (loss) on investments and
 non-U.S. currency transactions                                           7,382         (24,098)            1,440           4,691
Net unrealized appreciation (depreciation)
 on investments and non-U.S. currency translations                      (25,694)        136,912           (10,764)        (14,043)
 Net increase in net assets
  resulting from operations                                               7,379         160,908             1,689          18,281

DIVIDENDS PAID TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
 Class 1                                                                (23,274)        (30,181)          (14,819)        (17,176)
 Class 2                                                                (21,421)        (18,769)          (11,905)        (10,668)
 Class 3                                                                 (2,917)              -            (2,274)              -
  Total dividends paid to shareholders from net investment income       (47,612)        (48,950)          (28,998)        (27,844)

CAPITAL SHARE TRANSACTIONS:
 Class 1:
  Proceeds from shares sold                                               5,889          47,737             1,619          23,036
  Proceeds from reinvestment of dividends                                23,274          30,181            14,819          17,176
  Cost of shares repurchased                                            (56,444)        (71,421)          (67,503)       (178,442)
   Net increase (decrease) from Class 1 transactions                    (27,281)          6,497           (51,065)       (138,230)
 Class 2:
  Proceeds from shares sold                                              50,623         104,759            17,447          68,855
  Proceeds from reinvestment of dividends                                21,421          18,769            11,905          10,668
  Cost of shares repurchased                                            (25,018)        (30,197)          (28,706)        (90,400)
   Net increase (decrease) from Class 2 transactions                     47,026          93,331               646         (10,877)
 Class 3:
  Proceeds from shares issued in connection with substitution of
   Anchor Pathway Fund                                                   54,221               -            54,895               -
  Proceeds from shares sold                                                 738               -               728               -
  Proceeds from reinvestment of dividends                                 2,917               -             2,274               -
  Cost of shares repurchased                                             (8,969)              -            (8,357)              -
   Net increase from Class 3 transactions                                48,907               -            49,540               -
 Net increase (decrease) in net assets resulting from
  capital share transactions                                             68,652          99,828              (879)       (149,107)

TOTAL INCREASE (DECREASE) IN NET ASSETS                                  28,419         211,786           (28,188)       (158,670)

NET ASSETS:
Beginning of period                                                     730,109         518,323           646,053         804,723
End of period                                                         $ 758,528       $ 730,109         $ 617,865       $ 646,053
Undistributed (accumulated)
 net investment income (loss)                                          $ 24,175        $ 46,096          $ 10,876        $ 28,861

SHARES OF BENEFICIAL INTEREST:
 Class 1:
  Shares sold                                                               468           4,084               132           1,853
  Shares issued on reinvestment of dividends                              1,972           2,647             1,273           1,397
  Shares repurchased                                                     (4,478)         (6,121)           (5,488)        (14,567)
   Net increase (decrease) in shares outstanding                         (2,038)            610            (4,083)        (11,317)
 Class 2:
  Shares sold                                                             4,047           8,976             1,425           5,594
  Shares issued on reinvestment of dividends                              1,824           1,654             1,028             871
  Shares repurchased                                                     (1,993)         (2,629)           (2,349)         (7,425)
   Net increase (decrease) in shares outstanding                          3,878           8,001               104            (960)
 Class 3:
  Shares issued in connection with substitution of
   Anchor Pathway Fund                                                    4,239               -             4,449               -
  Shares sold                                                                60               -                58               -
  Shares issued on reinvestment of dividends                                247               -               195               -
  Shares repurchased                                                       (714)              -              (681)              -
   Net increase in shares outstanding                                     3,832               -             4,021               -

(1)  Unaudited.
(2)  Class 3 shares were issued January 16, 2004.

See Notes to Financial Statements



                                                                                              Cash Management Fund
                                                                                       Six months              Year ended
                                                                                   ended June 30,            December 31,
                                                                                    2004 (1), (2)                    2003
OPERATIONS:
Net investment income (loss)                                                               $ 544                  $ 1,526
Net realized gain (loss) on investments and
 non-U.S. currency transactions                                                               (1)                       2
Net unrealized appreciation (depreciation)
 on investments and non-U.S. currency translations                                            (1)                       -
 Net increase in net assets
  resulting from operations                                                                  542                    1,528

DIVIDENDS PAID TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
 Class 1                                                                                    (768)                  (2,307)
 Class 2                                                                                    (570)                  (1,435)
 Class 3                                                                                    (190)                       -
  Total dividends paid to shareholders from net investment income                         (1,528)                  (3,742)

CAPITAL SHARE TRANSACTIONS:
 Class 1:
  Proceeds from shares sold                                                               33,284                   43,713
  Proceeds from reinvestment of dividends                                                    768                    2,307
  Cost of shares repurchased                                                             (39,448)                (145,373)
   Net increase (decrease) from Class 1 transactions                                      (5,396)                 (99,353)
 Class 2:
  Proceeds from shares sold                                                               62,158                  182,427
  Proceeds from reinvestment of dividends                                                    570                    1,435
  Cost of shares repurchased                                                             (50,829)                (216,376)
   Net increase (decrease) from Class 2 transactions                                      11,899                  (32,514)
 Class 3:
  Proceeds from shares issued in connection with substitution of
   Anchor Pathway Fund                                                                    22,897                        -
  Proceeds from shares sold                                                               11,839                        -
  Proceeds from reinvestment of dividends                                                    190                        -
  Cost of shares repurchased                                                             (10,473)                       -
   Net increase from Class 3 transactions                                                 24,453                        -
 Net increase (decrease) in net assets resulting from
  capital share transactions                                                              30,956                 (131,867)

TOTAL INCREASE (DECREASE) IN NET ASSETS                                                   29,970                 (134,081)

NET ASSETS:
Beginning of period                                                                      202,082                  336,163
End of period                                                                          $ 232,052                $ 202,082
Undistributed (accumulated)
 net investment income (loss)                                                              $ 484                  $ 1,468

SHARES OF BENEFICIAL INTEREST:
 Class 1:
  Shares sold                                                                              3,003                    3,936
  Shares issued on reinvestment of dividends                                                  70                      209
  Shares repurchased                                                                      (3,561)                 (13,070)
   Net increase (decrease) in shares outstanding                                            (488)                  (8,925)
 Class 2:
  Shares sold                                                                              5,632                   16,424
  Shares issued on reinvestment of dividends                                                  52                      130
  Shares repurchased                                                                      (4,606)                 (19,485)
   Net increase (decrease) in shares outstanding                                           1,078                   (2,931)
 Class 3:
  Shares issued in connection with substitution of
   Anchor Pathway Fund                                                                     2,068                        -
  Shares sold                                                                              1,069                        -
  Shares issued on reinvestment of dividends                                                  17                        -
  Shares repurchased                                                                        (945)                       -
   Net increase in shares outstanding                                                      2,209                        -

(1)  Unaudited.
(2)  Class 3 shares were issued January 16, 2004.

See Notes to Financial Statements




NOTES TO FINANCIAL STATEMENTS                                        unaudited


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - American Funds Insurance Series (the "series") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company with 13 different funds. The assets of each fund are segregated, with each fund accounted for separately. The funds' investment objectives are as follows:

GLOBAL DISCOVERY FUND - Long-term growth of capital by investing primarily in stocks of companies in the services and information area of the global economy.

GLOBAL GROWTH FUND - Long-term growth of capital by investing primarily in common stocks of companies located around the world.

GLOBAL SMALL CAPITALIZATION - Long-term growth of capital by investing primarily in stocks of smaller companies Fund located around the world.

GROWTH FUND - Long-term growth of capital by investing primarily in common stocks of companies that offer opportunities for growth of capital.

INTERNATIONAL FUND - Long-term growth of capital by investing primarily in common stocks of companies located outside the United States.

NEW WORLD FUND - Long-term growth of capital by investing primarily in stocks of companies with significant exposure to countries with developing economies and/or markets.

BLUE CHIP INCOME AND GROWTH - To produce income exceeding the average yield on U.S. stocks and to provide an Fund opportunity for growth of principal.

GROWTH-INCOME  FUND - Growth of capital  and income by  investing  primarily  in
common  stocks  or  other   securities   that   demonstrate  the  potential  for
appreciation and/or dividends.

ASSET ALLOCATION FUND - High total return (including income and capital gains) consistent with long-term preservation of capital.

BOND FUND - As high a level of current income as is consistent with the preservation of capital by investing primarily in fixed-income securities.

HIGH-INCOME BOND FUND - High current income and, secondarily, capital appreciation by investing primarily in intermediate and long-term corporate obligations, with emphasis on higher yielding, higher risk, lower rated or unrated securities.

U.S. GOVERNMENT/AAA-RATED SECURITIES FUND - A high level of current income consistent with prudent investment risk and preservation of capital by investing primarily in a combination of securities guaranteed by the U.S. government and other debt securities rated AAA or Aaa.

CASH MANAGEMENT FUND - High current yield while preserving capital by investing in a diversified selection of high-quality money market instruments.


Each fund offers two or three share classes (1, 2, and 3). Holders of each share class have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

On January 16, 2004, pursuant to exemptive relief granted by the Securities and Exchange Commission, the series acquired all net assets of Anchor Pathway Fund. The series is the surviving entity for purposes of maintaining the financial statements and historical results in the postreorganization.

In connection with the substitution, the series issued a new share class, Class 3, for each fund listed on the next page. The Class 3 shares will have different class-specific fees and expenses than the existing shares, primarily due to arrangements for certain distribution expenses. The substitution did not affect the existing two share classes (1 and 2) of the series.

                                       (shares and dollar amounts in thousands)

--------------------- ------------------ ------------------ ------------------ ------------------- ------------------
American Funds        Anchor Pathway        Class 3 shares   Total net assets    Total net assets   Total net assets
                                                                                                        of acquiring
Insurance Series      Fund ("acquired            issued by                      of acquiring fund         fund after
("acquiring fund")    fund")                acquiring fund   of acquired fund  before substiution       substitution
--------------------- ------------------ ------------------ ------------------ ------------------- ------------------
--------------------- ------------------ ------------------ ------------------ ------------------- ------------------
Growth Fund           Growth Series                 12,057           $575,620         $11,643,913        $12,219,533
--------------------- ------------------ ------------------ ------------------ ------------------- ------------------
--------------------- ------------------ ------------------ ------------------ ------------------- ------------------
International Fund    International                  8,456            116,357           2,935,099          3,051,456
                      Series
--------------------- ------------------ ------------------ ------------------ ------------------- ------------------
--------------------- ------------------ ------------------ ------------------ ------------------- ------------------
Growth-Income Fund    Growth-Income                 17,364            601,476          12,781,355         13,382,831
                      Series
--------------------- ------------------ ------------------ ------------------ ------------------- ------------------
--------------------- ------------------ ------------------ ------------------ ------------------- ------------------
Asset Allocation      Asset Allocation               5,720             84,937           3,334,368          3,419,305
Fund                  Series
--------------------- ------------------ ------------------ ------------------ ------------------- ------------------
--------------------- ------------------ ------------------ ------------------ ------------------- ------------------
High-Income Bond      High-Yield Bond                4,239             54,221             744,996            799,217
Fund                  Series
--------------------- ------------------ ------------------ ------------------ ------------------- ------------------
--------------------- ------------------ ------------------ ------------------ ------------------- ------------------
U.S. Government/      U.S. Government/
AAA-Rated             AAA-Rated                      4,449             54,895             631,994            686,889
Securities Fund       Securities Series
--------------------- ------------------ ------------------ ------------------ ------------------- ------------------
--------------------- ------------------ ------------------ ------------------ ------------------- ------------------
Cash Management Fund  Cash Management                2,068             22,897             197,620            220,517
                      Series
--------------------- ------------------ ------------------ ------------------ ------------------- ------------------

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the series:

          SECURITY VALUATION - Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the funds to meet their obligations may be affected by economic developments in a specific industry, state or region. Forward currency contracts are valued at the mean of their representative quoted bid and asked prices. Securities and other assets for which representative market quotations are not readily available are fair valued as determined in good faith by authority of the Board of Trustees. Various factors may be reviewed in order to make a good faith determination of a security's fair value. These factors include, but are not limited to, the type and cost of a security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities (particularly non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities are fair valued.

          SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the series as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the series will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

          CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class.

          DIVIDENDS  AND   DISTRIBUTIONS   TO   SHAREHOLDERS   -  Dividends  and
          distributions paid to shareholders are recorded on the ex-dividend date.

          NON-U.S. CURRENCY TRANSLATION - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect at the end of the reporting period. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

          FORWARD CURRENCY CONTRACTS - The series may enter into forward currency contracts, which represent agreements to exchange non-U.S. currencies on specific future dates at predetermined rates. The series enters into these contracts to manage its exposure to changes in non-U.S. exchange rates arising from investments denominated in non-U.S. currencies. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates. Due to these risks, the series could incur losses up to the entire contract amount, which may exceed the net unrealized value shown in the accompanying financial statements. On a daily basis, the series values forward currency contracts based on the applicable exchange rates and records unrealized gains or losses. The series records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency.

          MORTGAGE DOLLAR ROLLS - The series may enter into mortgage dollar roll transactions in which a fund in the series sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Each mortgage dollar roll is treated as a financing transaction; therefore, any realized gain or loss is deferred until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as consideration for entering into these transactions and is included in interest income in the accompanying financial statements.

2.       NON-U.S. INVESTMENTS

INVESTMENT RISK - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

TAXATION - Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the funds on the sale of securities in certain countries are subject to non-U.S. taxes. The funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

3. FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The series complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The series is not subject to income taxes to the extent such distributions are made.

DISTRIBUTIONS - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in non-U.S. securities; expenses deferred for tax purposes; cost of investments sold; paydowns on investments; net capital losses; and net operating losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds.

The funds indicated in the following table had capital loss carryforwards available at December 31, 2003. These amounts may be used to offset capital gains realized in the current year or in subsequent years, expiring December 31, 2004, through December 31, 2011. The funds will not make distributions from capital gains while a capital loss carryforward remains.

Additional tax basis disclosures as of June 30, 2004, are as follows:



                                                         (dollars in thousands)

                                                                                                       Global Small
                                                                             Global         Global   Capitalization
                                                                     Discovery Fund    Growth Fund             Fund    Growth Fund

Undistributed (accumulated) net investment
 income (loss) and currency gains (losses)                                    $ 104        $ 8,694         $ (1,383)      $ 13,802
Accumulated short-term capital losses                                          (457)      (203,713)        (137,197)      (860,297)
Undistributed (Accumulated) long-term capital gains (losses)                    249         16,607           43,960        218,455
Loss deferrals related to non-U.S. currency that were realized
 during the period November 1, 2003, through December 31, 2003                   (9)          (126)             (18)           (65)
Short-term and long-term capital loss deferrals                                (887)      (216,752)        (156,553)      (992,319)
Gross unrealized appreciation on investment securities                        6,437        254,362          234,877      2,624,638
Gross unrealized depreciation on investment securities                       (1,244)       (43,441)         (71,819)      (403,579)
Cost of portfolio securities and cash denominated
 in non-U.S. currencies, excluding forward currency
 contracts                                                                   50,363      1,361,205          936,810     11,682,703


Capital loss carryforward expires in:
2004                                                                            $ -            $ -              $ -            $ -
2006                                                                              -              -                -              -
2007                                                                              -              -                -              -
2008                                                                              -              -                -              -
2009                                                                            100        101,126           94,473        147,918
2010                                                                            737         56,984           52,175        844,401
2011                                                                             50         56,140            9,869              -
                                                                              $ 887      $ 214,250        $ 156,517      $ 992,319




                                                                                                          Blue Chip
                                                                      International      New World       Income and        Growth-
                                                                               Fund           Fund      Growth Fund    Income Fund

Undistributed (accumulated) net investment
 income (loss) and currency gains (losses)                                 $ 29,791        $ 2,698         $ 10,955       $ 71,952
Accumulated short-term capital losses                                      (368,576)       (26,895)         (18,574)      (276,375)
Undistributed (Accumulated) long-term capital gains (losses)                 43,082          4,169            1,736        182,183
Loss deferrals related to non-U.S. currency that were realized
 during the period November 1, 2003, through December 31, 2003                 (340)           (12)               -            (43)
Short-term and long-term capital loss deferrals                            (409,482)       (27,633)         (24,168)      (304,530)
Gross unrealized appreciation on investment securities                      670,397         60,503          256,402      2,662,764
Gross unrealized depreciation on investment securities                     (132,564)       (12,717)         (27,619)      (520,207)
Cost of portfolio securities and cash denominated
 in non-U.S. currencies, excluding forward currency
 contracts                                                                2,819,637        271,887        1,768,900     13,134,370


Capital loss carryforward expires in:
2004                                                                            $ -            $ -              $ -            $ -
2006                                                                              -              -                -              -
2007                                                                              -              -                -              -
2008                                                                              -              -                -              -
2009                                                                        147,937         16,564            1,001         18,842
2010                                                                        121,367          4,880            3,625              -
2011                                                                        140,178          6,189           15,769        285,688
                                                                          $ 409,482       $ 27,633         $ 20,395      $ 304,530



                                                                                                               U.S.
                                                                                                        Government/
                                                                      Asset                               AAA-Rated          Cash
                                                                 Allocation               High-Income    Securities    Management
                                                                       Fund    Bond Fund    Bond Fund          Fund          Fund

Undistributed (accumulated) net investment
 income (loss) and currency gains (losses)                         $ 42,881     $ 37,716     $ 25,384      $ 11,582         $ 505
Accumulated short-term capital losses                               (55,640)     (22,155)    (152,617)      (11,834)           (1)
Undistributed (Accumulated) long-term capital gains (losses)        (10,556)       9,104        2,604         1,798             -
Loss deferrals related to non-U.S. currency that were realized
 during the period November 1, 2003, through December 31, 2003         (188)           -           -*             -             -
Short-term and long-term capital loss deferrals                     (63,663)     (22,700)    (157,314)      (10,810)            -*
Gross unrealized appreciation on investment securities              467,676       53,759       44,729        10,600             1
Gross unrealized depreciation on investment securities             (108,358)     (22,177)     (23,897)       (3,228)           (2)
Cost of portfolio securities and cash denominated
 in non-U.S. currencies, excluding forward currency
 contracts                                                        3,562,065    1,636,678      724,878       644,706       233,673


Capital loss carryforward expires in:
2004                                                                    $ -          $ -          $ -       $ 2,439             -
2006                                                                      -        1,346       11,417         3,594             -
2007                                                                      -          154          973           737             -
2008                                                                      -        2,909            -         4,040             -
2009                                                                 14,729          534       54,476             -             -
2010                                                                 28,538       11,748       50,900             -             -*
2011                                                                 11,172        5,664       35,517             -             -
                                                                   $ 54,439     $ 22,355    $ 153,283      $ 10,810             -*


*Amount less than one thousand.


4. FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company (CRMC), the series' investment adviser, is the parent company of American Funds Distributors, Inc. (AFD), the principal underwriter of the series' shares, and American Funds Service Company (AFS), the series' transfer agent.

INVESTMENT ADVISORY SERVICES - The aggregate fee of $79,379,000 for management services was incurred by the series pursuant to an agreement with CRMC. The Investment Advisory and Service Agreement provides for monthly fees, accrued daily, based on annual rates that generally decrease as average net asset levels increase.

The Board of Trustees approved an amended Investment Advisory and Service Agreement effective April 1, 2004, that provided for reduced annual rates. The amended range of rates and asset levels and the current annualized rates of average net assets for the series are as follows:


                                                                                                                        Annualized
                                                                                                                     rates for the
                                                         Rates                 Net asset level (in billions)      six months ended
Fund                                       Beginning with     Ending with         Up to     In excess of             June 30, 2004
Global Discovery                                   .580 %          .440 %          $ .5            $ 1.0                      .58%
Global Growth                                        .690            .480            .6              3.0                       .62
Global Small Capitalization                          .800            .670            .6              2.0                       .77
Growth                                               .500            .285            .6             27.0                       .35
International                                        .690            .430            .5             21.0                       .54
New World                                            .850            .710            .5              1.0                       .85
Blue Chip Income and Growth                          .500            .370            .6              4.0                       .46
Growth-Income                                        .500            .230            .6             17.0                       .30
Asset Allocation                                     .500            .260            .6              5.0                       .37
Bond                                                 .480            .360            .6              3.0                       .44
High-Income Bond                                     .500            .420            .6              2.0                       .49
U.S. Government/AAA-Rated Securities                 .460            .340            .6              2.0                       .46
Cash Management                                      .320                           all                                        .39


DISTRIBUTION SERVICES - The series has adopted plans of distribution for Classes 2 and 3. Under the plans, the Board of Trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on average daily net assets of 0.25% for Class 2 and 0.18% for Class 3 to pay service fees to firms that have entered into agreements with the series for providing certain shareholder services. During the six months ended June 30, 2004, distribution expenses under the plans for the series aggregated $34,784,000 for Class 2 and $1,165,000 for Class 3. Class 1 shares have not adopted a plan of distribution to cover any distribution expenses.

Class 3 distribution fees were reduced for Growth Fund, as necessary, to maintain the expense level in the class, stipulated by the terms of the exemptive order granted by the Securities and Exchange Commission relating to the substitution of Class 3 shares of Growth Fund for shares of Anchor Pathway Fund Growth Series. As a result, for the six months ended June 30, 2004, the fee shown on the accompanying financial statements was reduced by $13,000 to $431,000.

TRANSFER AGENT SERVICES - The aggregate fee of $23,000 was incurred during the six months ended June 30, 2004, pursuant to an agreement with AFS. Under this agreement, the series compensates AFS for transfer agent services, including shareholder recordkeeping, communications and transaction processing.

DEFERRED TRUSTEES' COMPENSATION - Since the adoption of the deferred compensation plan in 1993, Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the series, are treated as if invested in shares of the series or other American Funds. These amounts represent general, unsecured liabilities of the series and vary according to the total returns of the selected funds. Trustees' compensation in the accompanying financial statements includes $160,000 in current fees (either paid in cash or deferred) and a net increase of $66,000 in the value of the deferred amounts.

AFFILIATED OFFICERS AND TRUSTEES - Officers and certain Trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or Trustees received any compensation directly from the series.

5. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

Pursuant to the custodian agreement, each fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain balances with the custodian bank. For the six months ended June 30, 2004, custodian fees for the series aggregated $1,883,000, which includes $20,000 that was offset by this reduction, rather than paid in cash.

As of June 30, 2004, the following funds had outstanding forward currency contracts to sell non-U.S. currencies as follows:


                                                         (dollars in thousands)

                                                                            Contract amount                   U. S. valuation

                                                                                                                       Unrealized
                                                                                                                     appreciation
Non-U.S. currency sale contracts                     Fund                Non-U.S.           U.S.           Amount   (depreciation)

Euro, expiring 10/4/2004                             High-Income Bond    Euro  450           $548             $547             $1
Euro, expiring 8/3-10/4/2004                         Asset Allocation        2,351          2,842            2,859            (17)


The following table presents additional information for the six months ended June 30, 2004 (dollars in thousands):


                                                         (dollars in thousands)

                                                                                                       Global Small
                                                                           Global         Global     Capitalization
                                                                   Discovery Fund    Growth Fund               Fund    Growth Fund

Purchases of investment securities (1)                                   $ 13,157      $ 250,613          $ 426,639    $ 3,330,826
Sales of investment securities (1)                                          4,091        142,714            254,698      1,884,930
Non-U.S taxes withheld on dividend income                                      20          1,780                379          1,689
Non-U.S taxes withheld on interest income                                       -              -  (2)             -              -
Non-U.S taxes paid on realized gains                                            -              -                264              -
Non-U.S taxes provided on unrealized gains as of June 30, 2004                  -              -              1,079              -
Restricted securities as of June 30, 2004: (3)
 Market value                                                               7,384        122,605             46,308        603,767
 Percent of net assets                                                        13%             8%                 4%             4%





                                                                                                          Blue Chip
                                                                    International      New World         Income and        Growth-
                                                                             Fund           Fund        Growth Fund    Income Fund
Purchases of investment securities (1)
Sales of investment securities (1)                                      $ 748,319       $ 83,828          $ 431,671    $ 2,524,399
Non-U.S taxes withheld on dividend income                                 613,384         30,354            103,954      1,142,904
Non-U.S taxes withheld on interest income                                   5,665            305                367          1,828
Non-U.S taxes paid on realized gains                                            -              - (2)              -              -
Non-U.S taxes provided on unrealized gains as of June 30, 2004                  -            211                  -              -
Restricted securities as of June 30, 2004: (3)                                 82            522                  -              -
 Market value
 Percent of net assets                                                    233,764         16,807            142,545        876,330
                                                                               7%             5%                 7%             6%




                                                                                                              U.S.
                                                                                                       Government/
                                                                       Asset                             AAA-Rated          Cash
                                                                  Allocation              High-Income   Securities    Management
                                                                        Fund   Bond Fund    Bond Fund         Fund          Fund

Purchases of investment securities (1)                             $ 742,925   $ 401,220    $ 185,301    $ 202,021   $ 1,077,445
Sales of investment securities (1)                                   272,156     232,208      162,679      252,528     1,070,792
Non-U.S taxes withheld on dividend income                                760           -            -            -             -
Non-U.S taxes withheld on interest income                                  -           3            -            -             -
Non-U.S taxes paid on realized gains                                       -           -            -            -             -
Non-U.S taxes provided on unrealized gains as of June 30, 2004             -           -            -            -             -
Restricted securities as of June 30, 2004: (3)
 Market value                                                        344,308     376,805      215,490       69,854       126,241
 Percent of net assets                                                    9%         22%          28%          11%           54%


(1) Excludes short-term securities, except for Cash Management Fund.
(2) Amount less than one thousand.
(3) The funds have invested in certain securities for which resale may be limited to qualified buyers or which are otherwise restricted. These securities include restricted short-term notes, which in practice are as liquid as unrestricted securities in the portfolios. These securities are identified in the investment portfolios.



FINANCIAL HIGHLIGHTS (1)

                                                                          Income (loss) from investment operations (2)
                                                                                                      Net
                                                       Net asset                            gains (losses)
                                                          value,              Net            on securities          Total from
                                                       beginning       investment           (both realized          investment
Period ended                                           of period    income (loss)          and unrealized)          operations

GLOBAL DISCOVERY FUND (3)
Class 1
6/30/04 (4)                                                $9.94            $.03                     $.33                $.36
12/31/03                                                    7.26             .05                     2.67                2.72
12/31/02                                                    9.30             .06                    (2.05)              (1.99)
12/31/01                                                   10.00             .04                     (.70)               (.66)
Class 2
6/30/04 (4)                                                 9.92             .02                      .32                 .34
12/31/03                                                    7.25             .02                     2.67                2.69
12/31/02                                                    9.30             .04                    (2.05)              (2.01)
12/31/01                                                   10.00             .02                     (.69)               (.67)
GLOBAL GROWTH FUND
Class 1
6/30/04 (4)                                               $15.30            $.11                     $.35                $.46
12/31/03                                                   11.35             .12                     3.91                4.03
12/31/02                                                   13.42             .09                    (2.02)              (1.93)
12/31/01                                                   17.25             .18                    (2.50)              (2.32)
12/31/00                                                   21.42             .20                    (4.15)              (3.95)
12/31/99                                                   18.99             .01                     3.43                3.44
11/30/99                                                   13.02             .14                     6.39                6.53
Class 2
6/30/04 (4)                                                15.25             .09                      .35                 .44
12/31/03                                                   11.32             .09                     3.89                3.98
12/31/02                                                   13.38             .06                    (2.01)              (1.95)
12/31/01                                                   17.21             .13                    (2.49)              (2.36)
12/31/00                                                   21.41             .15                    (4.13)              (3.98)
12/31/99                                                   18.98             .01                     3.42                3.43
11/30/99                                                   13.02             .11                     6.37                6.48
GLOBAL SMALL CAPITALIZATION FUND
Class 1
6/30/04 (4)                                               $14.15               -   (6)               $.88                $.88
12/31/03                                                    9.27               -   (6)               4.97                4.97
12/31/02                                                   11.52               -   (6)              (2.15)              (2.15)
12/31/01                                                   14.28             .03                    (1.81)              (1.78)
12/31/00                                                   17.37             .09                    (2.81)              (2.72)
12/31/99                                                   17.16               -   (6)               1.92                1.92
11/30/99                                                    9.11             .06                     8.20                8.26
Class 2
6/30/04 (4)                                                14.08            (.02)                     .88                 .86
12/31/03                                                    9.23            (.03)                    4.95                4.92
12/31/02                                                   11.48            (.02)                   (2.15)              (2.17)
12/31/01                                                   14.24               -   (6)              (1.80)              (1.80)
12/31/00                                                   17.36             .04                    (2.80)              (2.76)
12/31/99                                                   17.14               -   (6)               1.92                1.92
11/30/99                                                    9.10             .04                     8.19                8.23
GROWTH FUND
Class 1
6/30/04 (4)                                               $45.74            $.09                    $2.05               $2.14
12/31/03                                                   33.47             .16                    12.26               12.42
12/31/02                                                   44.30             .12                   (10.87)             (10.75)
12/31/01                                                   73.51             .18                   (11.99)             (11.81)
12/31/00                                                   70.62             .41                     2.97                3.38
12/31/99                                                   72.12             .01                     9.64                9.65
11/30/99                                                   54.91             .11                    25.35               25.46
Class 2
6/30/04 (4)                                                45.50             .04                     2.04                2.08
12/31/03                                                   33.29             .06                    12.19               12.25
12/31/02                                                   44.09             .03                   (10.82)             (10.79)
12/31/01                                                   73.28             .04                   (11.94)             (11.90)
12/31/00                                                   70.57             .25                     2.95                3.20
12/31/99                                                   72.04               -   (6)               9.63                9.63
11/30/99                                                   54.88            (.02)                   25.33               25.31
Class 3
Period from 1/16/04 to 6/30/04 (4)                         47.74             .06                      .05                 .11
INTERNATIONAL FUND
Class 1
6/30/04 (4)                                               $13.41            $.13                     $.51                $.64
12/31/03                                                   10.07             .15                     3.38                3.53
12/31/02                                                   12.02             .15                    (1.90)              (1.75)
12/31/01                                                   20.59             .22                    (3.79)              (3.57)
12/31/00                                                   26.74             .18                    (5.90)              (5.72)
12/31/99                                                   25.08             .01                     4.34                4.35
11/30/99                                                   16.57             .25                     8.87                9.12
Class 2
6/30/04 (4)                                                13.39             .13                      .50                 .63
12/31/03                                                   10.05             .12                     3.37                3.49
12/31/02                                                   11.97             .12                    (1.89)              (1.77)
12/31/01                                                   20.54             .15                    (3.76)              (3.61)
12/31/00                                                   26.73             .13                    (5.89)              (5.76)
12/31/99                                                   25.07             .01                     4.33                4.34
11/30/99                                                   16.56             .10                     8.98                9.08
Class 3
Period from 1/16/04 to 6/30/04 (4)                         13.76             .13                      .14                 .27
NEW WORLD FUND (9)
Class 1
6/30/04 (4)                                               $11.99            $.11                     $.11                $.22
12/31/03                                                    8.76             .21                     3.21                3.42
12/31/02                                                    9.44             .20                     (.70)               (.50)
12/31/01                                                    9.85             .24                     (.63)               (.39)
12/31/00                                                   11.77             .24                    (1.70)              (1.46)
12/31/99                                                   10.56             .01                     1.25                1.26
11/30/99                                                   10.00             .07                      .51                 .58
Class 2
6/30/04 (4)                                                11.94             .10                      .10                 .20
12/31/03                                                    8.73             .19                     3.19                3.38
12/31/02                                                    9.41             .18                     (.70)               (.52)
12/31/01                                                    9.84             .21                     (.62)               (.41)
12/31/00                                                   11.77             .20                    (1.69)              (1.49)
12/31/99                                                   10.55             .02                     1.25                1.27
11/30/99                                                   10.00             .06                      .51                 .57
BLUE CHIP INCOME AND GROWTH FUND (3)
Class 1
6/30/04 (4)                                                $9.41            $.07                     $.17                $.24
12/31/03                                                    7.17             .13                     2.11                2.24
12/31/02                                                    9.43             .16                    (2.32)              (2.16)
12/31/01                                                   10.00             .09                     (.61)               (.52)
Class 2
6/30/04 (4)                                                 9.36             .06                      .17                 .23
12/31/03                                                    7.16             .11                     2.09                2.20
12/31/02                                                    9.41             .14                    (2.30)              (2.16)
12/31/01                                                   10.00             .08                     (.63)               (.55)
GROWTH-INCOME FUND
Class 1
6/30/04 (4)                                               $33.61            $.21                    $1.19               $1.40
12/31/03                                                   25.63             .42                     7.96                8.38
12/31/02                                                   31.70             .41                    (6.16)              (5.75)
12/31/01                                                   35.23             .51                      .49                1.00
12/31/00                                                   33.08             .72                     1.98                2.70
12/31/99                                                   38.70             .06                      .88                 .94
11/30/99                                                   40.73             .69                     3.94                4.63
Class 2
6/30/04 (4)                                                33.48             .16                     1.19                1.35
12/31/03                                                   25.52             .34                     7.92                8.26
12/31/02                                                   31.58             .35                    (6.14)              (5.79)
12/31/01                                                   35.13             .41                      .52                 .93
12/31/00                                                   33.07             .65                     1.96                2.61
12/31/99                                                   38.67             .07                      .87                 .94
11/30/99                                                   40.70             .59                     3.94                4.53
Class 3
Period from 1/16/04 to 6/30/04 (4)                         34.64             .17                      .17                 .34
ASSET ALLOCATION FUND
Class 1
6/30/04 (4)                                               $14.58            $.19                     $.11                $.30
12/31/03                                                   12.23             .41                     2.29                2.70
12/31/02                                                   14.30             .45                    (2.19)              (1.74)
12/31/01                                                   15.71             .49                     (.37)                .12
12/31/00                                                   15.07             .56                      .13                 .69
12/31/99                                                   16.03             .05                      .15                 .20
11/30/99                                                   16.57             .58                      .60                1.18
Class 2
6/30/04 (4)                                                14.51             .17                      .11                 .28
12/31/03                                                   12.18             .37                     2.27                2.64
12/31/02                                                   14.25             .42                    (2.18)              (1.76)
12/31/01                                                   15.67             .45                     (.36)                .09
12/31/00                                                   15.06             .53                      .13                 .66
12/31/99                                                   16.02             .05                      .14                 .19
11/30/99                                                   16.56             .53                      .61                1.14
Class 3
Period from 1/16/04 to 6/30/04 (4)                         14.85             .17                     (.15)                .02
BOND FUND
Class 1
6/30/04 (4)                                               $11.34            $.28                    ($.23)               $.05
12/31/03                                                   10.41             .57                     0.78                1.35
12/31/02                                                   10.44             .67                     (.24)                .43
12/31/01                                                   10.18             .77                      .08                 .85
12/31/00                                                    9.74             .80                     (.29)                .51
12/31/99                                                    9.86             .07                     (.01)                .06
11/30/99                                                   10.37             .73                     (.50)                .23
Class 2
6/30/04 (4)                                                11.27             .26                     (.23)                .03
12/31/03                                                   10.36             .53                      .78                1.31
12/31/02                                                   10.40             .64                     (.24)                .40
12/31/01                                                   10.16             .73                      .08                 .81
12/31/00                                                    9.74             .78                     (.30)                .48
12/31/99                                                    9.85             .06                        -                 .06
11/30/99                                                   10.36             .67                     (.47)                .20
HIGH-INCOME BOND FUND
Class 1
6/30/04 (4)                                               $12.54            $.43                    $(.28)               $.15
12/31/03                                                   10.44             .90                     2.12                3.02
12/31/02                                                   11.78            1.01                    (1.25)               (.24)
12/31/01                                                   12.25            1.17                     (.23)                .94
12/31/00                                                   12.75            1.24                    (1.63)               (.39)
12/31/99                                                   12.81             .11                      .12                 .23
11/30/99                                                   13.77            1.26                     (.72)                .54
Class 2
6/30/04 (4)                                                12.47             .41                     (.27)                .14
12/31/03                                                   10.39             .86                     2.12                2.98
12/31/02                                                   11.74             .97                    (1.25)               (.28)
12/31/01                                                   12.22            1.13                     (.23)                .90
12/31/00                                                   12.75            1.22                    (1.64)               (.42)
12/31/99                                                   12.80             .11                      .12                 .23
11/30/99                                                   13.76            1.18                     (.67)                .51
Class 3
Period from 1/16/04 to 6/30/04 (4)                         12.79             .38                     (.49)               (.11)
U.S. GOVERNMENT/AAA-RATED SECURITIES FUND
Class 1
6/30/04 (4)                                               $12.24            $.22                    ($.18)               $.04
12/31/03                                                   12.37             .46                     (.15)                .31
12/31/02                                                   11.87             .54                      .55                1.09
12/31/01                                                   11.73             .66                      .17                 .83
12/31/00                                                   10.56             .68                      .55                1.23
12/31/99                                                   10.78             .06                     (.10)               (.04)
11/30/99                                                   11.43             .69                     (.67)                .02
Class 2
6/30/04 (4)                                                12.17             .20                     (.18)                .02
12/31/03                                                   12.31             .42                     (.14)                .28
12/31/02                                                   11.83             .50                      .55                1.05
12/31/01                                                   11.70             .62                      .18                 .80
12/31/00                                                   10.56             .65                      .55                1.20
12/31/99                                                   10.78             .05                     (.10)               (.05)
11/30/99                                                   11.42             .65                     (.64)                .01
Class 3
Period from 1/16/04 to 6/30/04 (4)                         12.34             .19                     (.26)               (.07)
CASH MANAGEMENT FUND
Class 1
6/30/04 (4)                                               $11.07            $.03                     $.01                $.04
12/31/03                                                   11.17             .07                        -   (6)           .07
12/31/02                                                   11.41             .14                        -   (6)           .14
12/31/01                                                   11.65             .41                      .01                 .42
12/31/00                                                   11.05             .65                      .01                 .66
12/31/99                                                   11.13             .05                        -   (6)           .05
11/30/99                                                   11.13             .49                      .02                 .51
Class 2
6/30/04 (4)                                                11.03             .02                        -   (6)           .02
12/31/03                                                   11.12             .05                        -   (6)           .05
12/31/02                                                   11.37             .11                        -   (6)           .11
12/31/01                                                   11.62             .34                      .05                 .39
12/31/00                                                   11.04             .63                      .01                 .64
12/31/99                                                   11.12             .05                        -   (6)           .05
11/30/99                                                   11.12             .48                        -   (6)           .48
Class 3
Period from 1/16/04 to 6/30/04 (4)                         11.07             .02                      .01                 .03




                                                                     Dividends and distributions

                                                        Dividends
                                                        (from net   Distributions                    Total          Net asset
                                                       investment   (from capital            dividends and         value, end
Period ended                                              income)          gains)            distributions          of period

GLOBAL DISCOVERY FUND (3)
Class 1
6/30/04 (4)                                                $(.01)              -                    $(.01)             $10.29
12/31/03                                                    (.04)              -                     (.04)               9.94
12/31/02                                                    (.05)              -                     (.05)               7.26
12/31/01                                                    (.04)              -                     (.04)               9.30
Class 2
6/30/04 (4)                                                 (.01)              -                     (.01)              10.25
12/31/03                                                    (.02)              -                     (.02)               9.92
12/31/02                                                    (.04)              -                     (.04)               7.25
12/31/01                                                    (.03)              -                     (.03)               9.30
GLOBAL GROWTH FUND
Class 1
6/30/04 (4)                                                $(.09)              -                    $(.09)             $15.67
12/31/03                                                    (.08)              -                     (.08)              15.30
12/31/02                                                    (.14)              -                     (.14)              11.35
12/31/01                                                    (.15)          (1.36)                   (1.51)              13.42
12/31/00                                                    (.02)           (.20)                    (.22)              17.25
12/31/99                                                    (.11)           (.90)                   (1.01)              21.42
11/30/99                                                    (.12)           (.44)                    (.56)              18.99
Class 2
6/30/04 (4)                                                 (.07)              -                     (.07)              15.62
12/31/03                                                    (.05)              -                     (.05)              15.25
12/31/02                                                    (.11)              -                     (.11)              11.32
12/31/01                                                    (.11)          (1.36)                   (1.47)              13.38
12/31/00                                                    (.02)           (.20)                    (.22)              17.21
12/31/99                                                    (.10)           (.90)                   (1.00)              21.41
11/30/99                                                    (.08)           (.44)                    (.52)              18.98
GLOBAL SMALL CAPITALIZATION FUND
Class 1
6/30/04 (4)                                                    -               -                        -              $15.03
12/31/03                                                    (.09)              -                     (.09)              14.15
12/31/02                                                    (.10)              -                     (.10)               9.27
12/31/01                                                    (.13)           (.85)                    (.98)              11.52
12/31/00                                                    (.05)           (.32)                    (.37)              14.28
12/31/99                                                    (.01)          (1.70)                   (1.71)              17.37
11/30/99                                                    (.08)           (.13)                    (.21)              17.16
Class 2
6/30/04 (4)                                                    -               -                        -               14.94
12/31/03                                                    (.07)              -                     (.07)              14.08
12/31/02                                                    (.08)              -                     (.08)               9.23
12/31/01                                                    (.11)           (.85)                    (.96)              11.48
12/31/00                                                    (.04)           (.32)                    (.36)              14.24
12/31/99                                                       -           (1.70)                   (1.70)              17.36
11/30/99                                                    (.06)           (.13)                    (.19)              17.14
GROWTH FUND
Class 1
6/30/04 (4)                                                $(.03)              -                    $(.03)             $47.85
12/31/03                                                    (.15)              -                     (.15)              45.74
12/31/02                                                    (.08)              -                     (.08)              33.47
12/31/01                                                    (.41)         (16.99)                  (17.40)              44.30
12/31/00                                                       -            (.49)                    (.49)              73.51
12/31/99                                                    (.05)         (11.10)                  (11.15)              70.62
11/30/99                                                    (.14)          (8.11)                   (8.25)              72.12
Class 2
6/30/04 (4)                                                 (.02)              -                     (.02)              47.56
12/31/03                                                    (.04)              -                     (.04)              45.50
12/31/02                                                    (.01)              -                     (.01)              33.29
12/31/01                                                    (.30)         (16.99)                  (17.29)              44.09
12/31/00                                                       -            (.49)                    (.49)              73.28
12/31/99                                                       -          (11.10)                  (11.10)              70.57
11/30/99                                                    (.04)          (8.11)                   (8.15)              72.04
Class 3
Period from 1/16/04 to 6/30/04 (4)                          (.03)              -                     (.03)              47.82
INTERNATIONAL FUND
Class 1
6/30/04 (4)                                                $(.03)              -                    $(.03)             $14.02
12/31/03                                                    (.19)              -                     (.19)              13.41
12/31/02                                                    (.20)              -                     (.20)              10.07
12/31/01                                                    (.20)          (4.80)                   (5.00)              12.02
12/31/00                                                    (.01)           (.42)                    (.43)              20.59
12/31/99                                                    (.10)          (2.59)                   (2.69)              26.74
11/30/99                                                    (.30)           (.31)                    (.61)              25.08
Class 2
6/30/04 (4)                                                 (.03)              -                     (.03)              13.99
12/31/03                                                    (.15)              -                     (.15)              13.39
12/31/02                                                    (.15)              -                     (.15)              10.05
12/31/01                                                    (.16)          (4.80)                   (4.96)              11.97
12/31/00                                                    (.01)           (.42)                    (.43)              20.54
12/31/99                                                    (.09)          (2.59)                   (2.68)              26.73
11/30/99                                                    (.26)           (.31)                    (.57)              25.07
Class 3
Period from 1/16/04 to 6/30/04 (4)                          (.03)              -                     (.03)              14.00
NEW WORLD FUND (9)
Class 1
6/30/04 (4)                                                $(.27)              -                    $(.27)             $11.94
12/31/03                                                    (.19)              -                     (.19)              11.99
12/31/02                                                    (.18)              -                     (.18)               8.76
12/31/01                                                    (.02)              -                     (.02)               9.44
12/31/00                                                    (.20)           (.26)                    (.46)               9.85
12/31/99                                                    (.04)           (.01)                    (.05)              11.77
11/30/99                                                    (.02)              -                     (.02)              10.56
Class 2
6/30/04 (4)                                                 (.25)              -                     (.25)              11.89
12/31/03                                                    (.17)              -                     (.17)              11.94
12/31/02                                                    (.16)              -                     (.16)               8.73
12/31/01                                                    (.02)              -                     (.02)               9.41
12/31/00                                                    (.18)           (.26)                    (.44)               9.84
12/31/99                                                    (.04)           (.01)                    (.05)              11.77
11/30/99                                                    (.02)              -                     (.02)              10.55
BLUE CHIP INCOME AND GROWTH FUND (3)
Class 1
6/30/04 (4)                                                $(.08)              -                    $(.08)              $9.57
12/31/03                                                       -               -                        -                9.41
12/31/02                                                    (.10)              -                     (.10)               7.17
12/31/01                                                    (.05)              -                     (.05)               9.43
Class 2
6/30/04 (4)                                                 (.07)              -                     (.07)               9.52
12/31/03                                                       -               -                        -                9.36
12/31/02                                                    (.09)              -                     (.09)               7.16
12/31/01                                                    (.04)              -                     (.04)               9.41
GROWTH-INCOME FUND
Class 1
6/30/04 (4)                                                $(.06)              -                    $(.06)             $34.95
12/31/03                                                    (.40)              -                     (.40)              33.61
12/31/02                                                    (.32)              -                     (.32)              25.63
12/31/01                                                    (.73)          (3.80)                   (4.53)              31.70
12/31/00                                                    (.06)           (.49)                    (.55)              35.23
12/31/99                                                    (.18)          (6.38)                   (6.56)              33.08
11/30/99                                                    (.66)          (6.00)                   (6.66)              38.70
Class 2
6/30/04 (4)                                                 (.05)              -                     (.05)              34.78
12/31/03                                                    (.30)              -                     (.30)              33.48
12/31/02                                                    (.27)              -                     (.27)              25.52
12/31/01                                                    (.68)          (3.80)                   (4.48)              31.58
12/31/00                                                    (.06)           (.49)                    (.55)              35.13
12/31/99                                                    (.16)          (6.38)                   (6.54)              33.07
11/30/99                                                    (.56)          (6.00)                   (6.56)              38.67
Class 3
Period from 1/16/04 to 6/30/04 (4)                          (.06)              -                     (.06)              34.92
ASSET ALLOCATION FUND
Class 1
6/30/04 (4)                                                $(.06)              -                    $(.06)             $14.82
12/31/03                                                    (.35)              -                     (.35)              14.58
12/31/02                                                    (.33)              -                     (.33)              12.23
12/31/01                                                    (.59)           (.94)                   (1.53)              14.30
12/31/00                                                    (.05)              -                     (.05)              15.71
12/31/99                                                    (.14)          (1.02)                   (1.16)              15.07
11/30/99                                                    (.57)          (1.15)                   (1.72)              16.03
Class 2
6/30/04 (4)                                                 (.05)              -                     (.05)              14.74
12/31/03                                                    (.31)              -                     (.31)              14.51
12/31/02                                                    (.31)              -                     (.31)              12.18
12/31/01                                                    (.57)           (.94)                   (1.51)              14.25
12/31/00                                                    (.05)              -                     (.05)              15.67
12/31/99                                                    (.13)          (1.02)                   (1.15)              15.06
11/30/99                                                    (.53)          (1.15)                   (1.68)              16.02
Class 3
Period from 1/16/04 to 6/30/04 (4)                          (.06)              -                     (.06)              14.81
BOND FUND
Class 1
6/30/04 (4)                                                $(.43)              -                    $(.43)             $10.96
12/31/03                                                    (.42)              -                     (.42)              11.34
12/31/02                                                    (.46)              -                     (.46)              10.41
12/31/01                                                    (.59)              -                     (.59)              10.44
12/31/00                                                    (.07)              -                     (.07)              10.18
12/31/99                                                    (.18)              -                     (.18)               9.74
11/30/99                                                    (.69)           (.05)                    (.74)               9.86
Class 2
6/30/04 (4)                                                 (.41)              -                     (.41)              10.89
12/31/03                                                    (.40)              -                     (.40)              11.27
12/31/02                                                    (.44)              -                     (.44)              10.36
12/31/01                                                    (.57)              -                     (.57)              10.40
12/31/00                                                    (.06)              -                     (.06)              10.16
12/31/99                                                    (.17)              -                     (.17)               9.74
11/30/99                                                    (.66)           (.05)                    (.71)               9.85
HIGH-INCOME BOND FUND
Class 1
6/30/04 (4)                                                $(.81)            $ -                    $(.81)             $11.88
12/31/03                                                    (.92)              -                     (.92)              12.54
12/31/02                                                   (1.10)              -                    (1.10)              10.44
12/31/01                                                   (1.41)              -                    (1.41)              11.78
12/31/00                                                    (.11)              -                     (.11)              12.25
12/31/99                                                    (.29)              -                     (.29)              12.75
11/30/99                                                   (1.31)           (.19)                   (1.50)              12.81
Class 2
6/30/04 (4)                                                 (.79)              -                     (.79)              11.82
12/31/03                                                    (.90)              -                     (.90)              12.47
12/31/02                                                   (1.07)              -                    (1.07)              10.39
12/31/01                                                   (1.38)              -                    (1.38)              11.74
12/31/00                                                    (.11)              -                     (.11)              12.22
12/31/99                                                    (.28)              -                     (.28)              12.75
11/30/99                                                   (1.28)           (.19)                   (1.47)              12.80
Class 3
Period from 1/16/04 to 6/30/04 (4)                          (.81)              -                     (.81)              11.87
U.S. GOVERNMENT/AAA-RATED SECURITIES FUND
Class 1
6/30/04 (4)                                                $(.59)              -                    $(.59)             $11.69
12/31/03                                                    (.44)              -                     (.44)              12.24
12/31/02                                                    (.59)              -                     (.59)              12.37
12/31/01                                                    (.69)              -                     (.69)              11.87
12/31/00                                                    (.06)              -                     (.06)              11.73
12/31/99                                                    (.18)              -                     (.18)              10.56
11/30/99                                                    (.67)              -                     (.67)              10.78
Class 2
6/30/04 (4)                                                 (.55)              -                     (.55)              11.64
12/31/03                                                    (.42)              -                     (.42)              12.17
12/31/02                                                    (.57)              -                     (.57)              12.31
12/31/01                                                    (.67)              -                     (.67)              11.83
12/31/00                                                    (.06)              -                     (.06)              11.70
12/31/99                                                    (.17)              -                     (.17)              10.56
11/30/99                                                    (.65)              -                     (.65)              10.78
Class 3
Period from 1/16/04 to 6/30/04 (4)                          (.59)              -                     (.59)              11.68
CASH MANAGEMENT FUND
Class 1
6/30/04 (4)                                                $(.09)              -                    $(.09)             $11.02
12/31/03                                                    (.17)              -                     (.17)              11.07
12/31/02                                                    (.38)              -                     (.38)              11.17
12/31/01                                                    (.66)              -                     (.66)              11.41
12/31/00                                                    (.06)              -                     (.06)              11.65
12/31/99                                                    (.13)              -                     (.13)              11.05
11/30/99                                                    (.51)              -                     (.51)              11.13
Class 2
6/30/04 (4)                                                 (.06)              -                     (.06)              10.99
12/31/03                                                    (.14)              -                     (.14)              11.03
12/31/02                                                    (.36)              -                     (.36)              11.12
12/31/01                                                    (.64)              -                     (.64)              11.37
12/31/00                                                    (.06)              -                     (.06)              11.62
12/31/99                                                    (.13)              -                     (.13)              11.04
11/30/99                                                    (.48)              -                     (.48)              11.12
Class 3
Period from 1/16/04 to 6/30/04 (4)                          (.09)              -                     (.09)              11.01




                                                                           Ratio of                Ratio of
                                                          Net assets,      expenses        net income (loss)         Portfolio
                                            Total       end of period    to average              to average           turnover
Period ended                               return        (in millions)   net assets              net assets               rate

GLOBAL DISCOVERY FUND (3)
Class 1
6/30/04 (4)                                  3.60  %              $19           .62  %  (5)             .59 %  (5)          11  %
12/31/03                                    37.41                  17           .61                     .55                 30
12/31/02                                   (21.41)                 10           .61                     .69                 25
12/31/01                                    (6.65)                 12           .31                     .42                  4
Class 2
6/30/04 (4)                                  3.41                  37           .87     (5)             .36    (5)          11
12/31/03                                    37.11                  24           .86                     .28                 30
12/31/02                                   (21.67)                  9           .86                     .48                 25
12/31/01                                    (6.71)                  4           .42                     .21                  4
GLOBAL GROWTH FUND
Class 1
6/30/04 (4)                                  3.02  %             $190           .67  %  (5)            1.39 %  (5)          12  %
12/31/03                                    35.63                 188           .70                     .94                 27
12/31/02                                   (14.46)                152           .71                     .73                 30
12/31/01                                   (13.99)                215           .70                    1.24                 38
12/31/00                                   (18.71)                317           .70                     .97                 41
12/31/99                                    18.53                 327           .06                     .06                  3
11/30/99                                    51.90                 272           .72                    1.01                 26
Class 2
6/30/04 (4)                                  2.88               1,384           .91     (5)            1.21    (5)          12
12/31/03                                    35.27               1,082           .95                     .68                 27
12/31/02                                   (14.64)                592           .96                     .48                 30
12/31/01                                   (14.22)                600           .95                     .88                 38
12/31/00                                   (18.87)                562           .95                     .73                 41
12/31/99                                    18.47                 399           .08                     .04                  3
11/30/99                                    51.45                 316           .96                     .77                 26
GLOBAL SMALL CAPITALIZATION FUND
Class 1
6/30/04 (4)                                  6.22  %             $173           .82  %  (5)             .01 %  (5)          28  %
12/31/03                                    53.92                 163           .83                    (.03)                51
12/31/02                                   (18.83)                108           .84                     .04                 66
12/31/01                                   (12.63)                149           .83                     .21                 65
12/31/00                                   (16.33)                213           .86                     .52                 62
12/31/99                                    11.70                 178           .07                       -    (7)           7
11/30/99                                    92.15                 150           .82                     .53                 81
Class 2
6/30/04 (4)                                  6.11                 925          1.07     (5)            (.23)   (5)          28
12/31/03                                    53.53                 665          1.08                    (.28)                51
12/31/02                                   (19.05)                290          1.09                    (.20)                66
12/31/01                                   (12.85)                274          1.08                    (.05)                65
12/31/00                                   (16.53)                234          1.11                     .25                 62
12/31/99                                    11.69                 111           .09                    (.02)                 7
11/30/99                                    91.86                  88          1.06                     .25                 81
GROWTH FUND
Class 1
6/30/04 (4)                                  4.71  %           $3,764           .37  %  (5)             .40 %  (5)          16  %
12/31/03                                    37.15               3,877           .39                     .41                 34
12/31/02                                   (24.27)              3,195           .40                     .30                 34
12/31/01                                   (17.93)              5,207           .38                     .34                 31
12/31/00                                     4.72               7,677           .38                     .53                 48
12/31/99                                    14.45               8,224           .03                     .01                  3
11/30/99                                    52.56               7,270           .39                     .19                 37
Class 2
6/30/04 (4)                                  4.57               9,539           .62     (5)             .16    (5)          16
12/31/03                                    36.80               7,107           .64                     .16                 34
12/31/02                                   (24.46)              3,009           .65                     .07                 34
12/31/01                                   (18.15)              2,937           .63                     .07                 31
12/31/00                                     4.47               2,356           .63                     .33                 48
12/31/99                                    14.44               1,149           .05                    (.01)                 3
11/30/99                                    52.22                 937           .64                    (.06)                37
Class 3
Period from 1/16/04 to 6/30/04 (4)           4.62                 527           .25     (8)             .12                 16
INTERNATIONAL FUND
Class 1
6/30/04 (4)                                  4.80  %           $1,396           .61  %  (5)            1.97 %  (5)          21  %
12/31/03                                    35.12               1,431           .63                    1.40                 40
12/31/02                                   (14.58)              1,236           .63                    1.35                 30
12/31/01                                   (19.73)              1,772           .61                    1.41                 40
12/31/00                                   (21.85)              2,750           .59                     .72                 42
12/31/99                                    18.18               4,113           .05                     .03                  1
11/30/99                                    56.48               3,526           .61                    1.18                 42
Class 2
6/30/04 (4)                                  4.62               1,875           .86     (5)            1.84    (5)          21
12/31/03                                    34.85               1,385           .88                    1.08                 40
12/31/02                                   (14.84)                636           .88                    1.05                 30
12/31/01                                   (19.89)                628           .86                    1.04                 40
12/31/00                                   (22.06)                581           .84                     .50                 42
12/31/99                                    18.16                 391           .07                     .01                  1
11/30/99                                    56.16                 311           .85                     .84                 42
Class 3
Period from 1/16/04 to 6/30/04 (4)           4.64                 110           .36                     .91                 21
NEW WORLD FUND (9)
Class 1
6/30/04 (4)                                  1.84  %              $50           .93  %  (5)            1.81 %  (5)          11  %
12/31/03                                    39.56                  47           .92                    2.15                 19
12/31/02                                    (5.45)                 35           .91                    2.14                 22
12/31/01                                    (3.99)                 37           .91                    2.54                 31
12/31/00                                   (12.43)                 45           .92                    2.14                 43
12/31/99                                    11.88                  45           .08                     .18                  3
11/30/99                                     5.87                  37           .43                    1.02                  1
Class 2
6/30/04 (4)                                  1.69                 271          1.18     (5)            1.58    (5)          11
12/31/03                                    39.18                 224          1.17                    1.90                 19
12/31/02                                    (5.66)                124          1.16                    1.89                 22
12/31/01                                    (4.19)                116          1.16                    2.25                 31
12/31/00                                   (12.70)                102          1.17                    1.83                 43
12/31/99                                    11.87                  38           .10                     .16                  3
11/30/99                                     5.71                  28           .57                     .95                  1
BLUE CHIP INCOME AND GROWTH FUND (3)
Class 1
6/30/04 (4)                                  2.54  %             $120           .47  %  (5)            1.48 %  (5)           6  %
12/31/03                                    31.24                 107           .50    (10)            1.67                 12
12/31/02                                   (22.93)                 54           .52                    1.89                  8
12/31/01                                    (5.23)                 49           .25                     .93                 12
Class 2
6/30/04 (4)                                  2.43               1,861           .72     (5)            1.23    (5)           6
12/31/03                                    30.73               1,490           .74    (10)            1.41                 12
12/31/02                                   (23.07)                426           .77                    1.76                  8
12/31/01                                    (5.38)                111           .37                     .82                 12
GROWTH-INCOME FUND
Class 1
6/30/04 (4)                                  4.18  %           $4,281           .31  %  (5)            1.21 %  (5)          10  %
12/31/03                                    32.76               4,402           .34                    1.45                 21
12/31/02                                   (18.15)              3,741           .35                    1.43                 26
12/31/01                                     2.78               5,428           .35                    1.53                 34
12/31/00                                     8.24               6,022           .35                    2.16                 47
12/31/99                                     3.21               6,632           .03                     .18                  3
11/30/99                                    12.86               6,537           .35                    1.75                 41
Class 2
6/30/04 (4)                                  4.04              10,374           .56     (5)             .96    (5)          10
12/31/03                                    32.43               7,824           .59                    1.18                 21
12/31/02                                   (18.34)              3,632           .60                    1.22                 26
12/31/01                                     2.56               3,187           .60                    1.25                 34
12/31/00                                     7.95               1,972           .60                    1.92                 47
12/31/99                                     3.19               1,203           .05                     .16                  3
11/30/99                                    12.59               1,109           .60                    1.50                 41
Class 3
Period from 1/16/04 to 6/30/04 (4)           4.08                 563           .22                     .48                 10
ASSET ALLOCATION FUND
Class 1
6/30/04 (4)                                  2.04  %             $891           .39  %  (5)            2.56 %  (5)           9  %
12/31/03                                    22.14                 911           .42                    3.12                 20
12/31/02                                   (12.19)                797           .45                    3.31                 25
12/31/01                                      .77               1,012           .45                    3.30                 32
12/31/00                                     4.62               1,136           .45                    3.77                 32
12/31/99                                     1.45               1,387           .04                     .31                  1
11/30/99                                     7.65               1,394           .44                    3.50                 36
Class 2
6/30/04 (4)                                  1.95               2,979           .64     (5)            2.33    (5)           9
12/31/03                                    21.74               2,314           .67                    2.81                 20
12/31/02                                   (12.38)              1,056           .70                    3.11                 25
12/31/01                                      .52                 730           .70                    3.03                 32
12/31/00                                     4.40                 453           .70                    3.53                 32
12/31/99                                     1.42                 341           .06                     .29                  1
11/30/99                                     7.39                 321           .69                    3.24                 36
Class 3
Period from 1/16/04 to 6/30/04 (4)           1.96                  81           .26                    1.12                  9
BOND FUND
Class 1
6/30/04 (4)                                   .45  %             $199           .46  %  (5)            4.99 %  (5)          17  %
12/31/03                                    13.07                 213           .47                    5.19                 20
12/31/02                                     4.26                 218           .49                    6.60                 29
12/31/01                                     8.48                 194           .49                    7.38                 59
12/31/00                                     5.22                 151           .51                    8.03                 55
12/31/99                                      .61                 169           .05                     .65                  5
11/30/99                                     2.33                 173           .53                    7.17                 38
Class 2
6/30/04 (4)                                   .28               1,484           .71     (5)            4.74    (5)          17
12/31/03                                    12.80               1,280           .72                    4.88                 20
12/31/02                                     4.05                 697           .74                    6.34                 29
12/31/01                                     8.15                 349           .74                    7.06                 59
12/31/00                                     4.99                 144           .76                    7.87                 55
12/31/99                                      .59                  85           .07                     .63                  5
11/30/99                                     2.07                  80           .78                    6.94                 38
HIGH-INCOME BOND FUND
Class 1
6/30/04 (4)                                  1.22  %             $365           .51  %  (5)            6.82 %  (5)          24  %
12/31/03                                    29.79                 411           .51                    7.74                 48
12/31/02                                    (1.51)                335           .52                    9.55                 45
12/31/01                                     8.02                 403           .51                    9.60                 42
12/31/00                                    (3.06)                436           .52                    9.87                 50
12/31/99                                     1.83                 586           .04                     .79                  1
11/30/99                                     4.22                 589           .51                    9.13                 31
Class 2
6/30/04 (4)                                  1.12                 348           .76     (5)            6.58    (5)          24
12/31/03                                    29.51                 319           .76                    7.41                 48
12/31/02                                    (1.83)                183           .77                    9.28                 45
12/31/01                                     7.73                 156           .76                    9.37                 42
12/31/00                                    (3.31)                117           .77                    9.76                 50
12/31/99                                     1.81                  99           .07                     .77                  1
11/30/99                                     3.96                  95           .76                    8.86                 31
Class 3
Period from 1/16/04 to 6/30/04 (4)           1.05                  46           .31                    3.02                 24
U.S. GOVERNMENT/AAA-RATED SECURITIES FUND
Class 1
6/30/04 (4)                                   .32  %             $309           .48  %  (5)            3.54 %  (5)          32  %
12/31/03                                     2.51                 373           .46                    3.71                 63
12/31/02                                     9.45                 517           .47                    4.45                 53
12/31/01                                     7.24                 386           .47                    5.58                 84
12/31/00                                    11.69                 362           .49                    6.16                 54
12/31/99                                     (.41)                421           .05                     .52                  2
11/30/99                                      .24                 431           .52                    6.06                 58
Class 2
6/30/04 (4)                                   .20                 262           .73     (5)            3.28    (5)          32
12/31/03                                     2.28                 273           .71                    3.43                 63
12/31/02                                     9.15                 288           .72                    4.14                 53
12/31/01                                     7.02                 137           .72                    5.27                 84
12/31/00                                    11.39                  70           .74                    5.89                 54
12/31/99                                     (.43)                 48           .07                     .51                  2
11/30/99                                      .08                  47           .77                    5.83                 58
Class 3
Period from 1/16/04 to 6/30/04 (4)            .23                  47           .30                    1.53                 32
CASH MANAGEMENT FUND
Class 1
6/30/04 (4)                                   .33  %              $97           .41  %  (5)             .62 %  (5)           -
12/31/03                                      .67                 103           .47                     .68                  -
12/31/02                                     1.24                 203           .46                    1.25                  -
12/31/01                                     3.66                 218           .46                    3.52                  -
12/31/00                                     6.04                 211           .46                    5.80                  -
12/31/99                                      .46                 317           .04                     .45                  -
11/30/99                                     4.73                 306           .46                    4.65                  -
Class 2
6/30/04 (4)                                   .15                 111           .65     (5)             .38    (5)           -
12/31/03                                      .47                  99           .72                     .42                  -
12/31/02                                     1.00                 133           .71                    1.00                  -
12/31/01                                     3.43                 127           .71                    2.99                  -
12/31/00                                     5.83                  49           .71                    5.60                  -
12/31/99                                      .43                  48           .06                     .42                  -
11/30/99                                     4.47                  48           .71                    4.40                  -
Class 3
Period from 1/16/04 to 6/30/04 (4)            .23                  24           .26                     .20                  -




(1) For Classes 1 and 2, the period ended 2004 represents the six months ended
    June 30. For Class 3, the period ended 2004 represents the period from January 16 to June 30. The periods ended 2000 through 2003 represent the fiscal years ended December 31. The period ended December 31, 1999, represents the one month ended December 31. The period ended November 30, 1999, represents the fiscal year ended November 30. Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Periods ended 1999 are based on shares outstanding on the last day of the period; all other periods are based on average shares outstanding.
(3) Commenced operations July 5, 2001.
(4) Unaudited.
(5) Annualized.
(6) Amount less than one cent.
(7) Amount less than .01 percent.
(8) During the period ended June 30, 2004, the expense ratio for Class 3 was not affected by the waiver of expenses discussed in the Notes to Financial
    Statements.
(9) Commenced operations June 17, 1999.
(10) During the year ended December 31, 2003, Capital Research and Management
     Company voluntarily reduced investment advisory fees to rates provided by the amended agreement effective January 1, 2004. Had Capital Research and
     Management Company not reduced such fees, expense ratios would have been .52% and .76% for Classes 1 and 2, respectively.


See Notes to Financial Statements


BOARD OF TRUSTEES

"NON-INTERESTED" TRUSTEES

                                           YEAR FIRST
                                              ELECTED
                                            A TRUSTEE
NAME AND AGE                         OF THE SERIES(1)         PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS

LEE A. AULT III, 68                             1999          Chairman of the Board, In-Q-Tel, Inc. (information technology); former
                                                              Chairman of the Board, President and CEO, Telecredit, Inc.

H. FREDERICK CHRISTIE, 71                       1994          Private investor; former President and CEO, The Mission Group
                                                              (non-utility holding company, subsidiary of Southern California Edison
                                                              Company)

JOE E. DAVIS, 70                                1991          Private investor; former Chairman of the Board, Linear Corporation;
                                                              former President and CEO, National Health Enterprises, Inc.

MARTIN FENTON, 69                               1995          Chairman of the Board and CEO, Senior Resource  Group LLC (development and management of senior living communities)

LEONARD R. FULLER, 58                           1999          President and CEO, Fuller Consulting (financial management consulting firm)

MARY MYERS KAUPPILA, 50                         1994          Private investor; Chairman of the Board and CEO, Ladera Management
                                                              Company (venture capital and agriculture); former owner and President,
                                                              Energy Investment, Inc.

KIRK P. PENDLETON, 64                           1996          Chairman of the Board and CEO, Cairnwood, Inc. (venture capital investment)


"NON-INTERESTED" TRUSTEES

                                          NUMBER OF
                                      BOARDS WITHIN
                                           THE FUND
                                         COMPLEX(2)
                                           ON WHICH
NAME AND AGE                         TRUSTEE SERVES           OTHER DIRECTORSHIPS(3) HELD BY TRUSTEE

LEE A. AULT III, 68                               1           Anworth Mortgage Asset Corporation; Equifax, Inc.; Office Depot, Inc.

H. FREDERICK CHRISTIE, 71                        19           Ducommun Incorporated; IHOP Corporation; Southwest Water Company;
                                                              Valero L.P.

JOE E. DAVIS, 70                                  1           Anworth Mortgage Asset Corporation; Natural Alternatives Inc.

MARTIN FENTON, 69                                16           None

LEONARD R. FULLER, 58                            14           None

MARY MYERS KAUPPILA, 50                           5           None

KIRK P. PENDLETON, 64                             6           None


 "INTERESTED" TRUSTEES4

                                          YEAR FIRST
                                           ELECTED A
                                          TRUSTEE OR          PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
NAME, AGE AND                                OFFICER          AND POSITIONS HELD WITH AFFILIATED ENTITIES OR THE
POSITION WITH SERIES                OF THE SERIES(1)          PRINCIPAL UNDERWRITER OF THE SERIES

JAMES K. DUNTON, 66                             1993          Senior Vice President and Director, Capital
Chairman of the Board and                                     Research and Management Company
Principal Executive Officer

DONALD D. O'NEAL, 44                            1998          Senior Vice President, Capital Research and
President                                                     Management Company

MICHAEL J. DOWNER, 49                           1991          Vice President and Secretary, Capital Research
Senior Vice President                                         and Management Company; Secretary,
                                                              American Funds Distributors, Inc.;(5)
                                                              Director, Capital Bank and Trust Company(5)


"INTERESTED" TRUSTEES4

                                          NUMBER OF
                                             BOARDS
                                         WITHIN THE
                                    FUND COMPLEX(2)
NAME, AGE AND                              ON WHICH
POSITION WITH SERIES                 TRUSTEE SERVES           OTHER DIRECTORSHIPS(3) HELD BY TRUSTEE

JAMES K. DUNTON, 66                               2           None
Chairman of the Board and
Principal Executive Officer

DONALD D. O'NEAL, 44                              3           None
President

MICHAEL J. DOWNER, 49                             1           None
Senior Vice President

THE STATEMENT OF ADDITIONAL  INFORMATION  INCLUDES ADDITIONAL  INFORMATION ABOUT
THE SERIES'  TRUSTEES  AND IS AVAILABLE  WITHOUT  CHARGE UPON REQUEST BY CALLING
AMERICAN FUNDS SERVICE COMPANY AT 800/421-0180. THE ADDRESS FOR ALL TRUSTEES AND
OFFICERS  OF THE  SERIES  IS 333  SOUTH  HOPE  STREET,  LOS  ANGELES,  CA 90071,
ATTENTION: FUND SECRETARY.

OTHER OFFICERS


                                          YEAR FIRST
                                          ELECTED AN          PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND
NAME, AGE AND                                OFFICER          POSITIONS HELD WITH AFFILIATED ENTITIES OR THE
POSITION WITH SERIES                OF THE SERIES(1)          PRINCIPAL UNDERWRITER OF THE SERIES

ALAN N. BERRO, 43                               1998          Senior Vice President, Capital Research Company(5)
Senior Vice President

ABNER D. GOLDSTINE, 74                          1993          Senior Vice President and Director, Capital Research
Senior Vice President                                         and Management Company

JOHN H. SMET, 47                                1994          Senior Vice President, Capital Research and
Senior Vice President                                         Management Company

CLAUDIA P. HUNTINGTON, 52                       1994          Senior Vice President, Capital Research and
Vice President                                                Management Company

ROBERT W. LOVELACE, 41                          1997          Senior Vice President, Capital Research and
Vice President                                                Management Company; Chairman of the Board and Principal Executive
                                                              Officer, Capital Research Company;(5) Director, American Funds
                                                              Distributors, Inc.;(5) Director, The Capital Group Companies, Inc.(5)

SUSAN M. TOLSON, 42                             1999          Senior Vice President, Capital Research Company(5)
Vice President

CHAD L. NORTON, 44                              1994          Vice President -- Fund Business Management
Secretary                                                     Group, Capital Research and Management Company

DAVID A. PRITCHETT, 38                          1999          Vice President -- Fund Business Management
Treasurer                                                     Group, Capital Research and Management Company

STEVEN I. KOSZALKA, 40                          2003          Fund Boards Specialist, Capital Research
Assistant Secretary                                           and Management Company

SHERYL F. JOHNSON, 36                           1997          Vice President -- Fund Business Management
Assistant Treasurer                                           Group, Capital Research and Management Company

JEFFREY P. REGAL, 33                            2004          Vice President -- Fund Business Management
Assistant Treasurer                                           Group, Capital Research and Management Company

(1) Trustees and officers of the series serve until their resignation, removal or retirement.
(2) Capital Research and Management Company manages the American Funds, consisting of 29 funds, and Endowments, whose shareholders are limited to certain nonprofit organizations.
(3) This includes all directorships (other than those in the American Funds) that are held by each Trustee as a director of a public company or a registered investment company.
(4) "Interested persons" within the meaning of the 1940 Act, on the basis of their affiliation with the series' investment adviser, Capital Research and Management Company, or affiliated entities (including the series' principal underwriter).
(5) Company affiliated with Capital Research and Management Company.


[logo - American Funds(R)]

THE RIGHT CHOICE FOR THE LONG TERM(R)

OFFICES OF THE SERIES AND OF THE INVESTMENT ADVISER
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

CUSTODIAN OF ASSETS
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02105-1713

COUNSEL
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, CA 90071-2228

INDEPENDENT AUDITORS
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-2889

"AMERICAN FUNDS PROXY VOTING GUIDELINES" -- WHICH DESCRIBES HOW WE VOTE PROXIES RELATING TO PORTFOLIO SECURITIES -- IS AVAILABLE UPON REQUEST, FREE OF CHARGE, BY CALLING AMERICAN FUNDS SERVICE COMPANY AT 800/421-0180, VISITING THE AMERICAN FUNDS WEBSITE AT AMERICANFUNDS.COM OR ACCESSING THE U.S. SECURITIES AND EXCHANGE COMMISSION WEBSITE AT WWW.SEC.GOV.

This report is for the information of American Funds Insurance Series investors, but it may also be used as sales literature when preceded or accompanied by the current prospectus for American Funds Insurance Series and the prospectus for the applicable insurance contract, which give details about charges, expenses, investment objectives and operating policies. If used as sales material after September 30, 2004, this report must be accompanied by a statistical update for the most recently completed calendar quarter.



ITEM 2 - Code of Ethics

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 5 - Audit Committee of Listed Registrants

Not applicable.


ITEM 6 - Reserved


ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.


ITEM 8 - Reserved

ITEM 9 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees since the registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The registrant has a nominating committee comprised solely of persons who are not considered "interested persons" of the registrant within the meaning of the Investment Company Act of 1940. The committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the nominating committee of the registrant, c/o the registrant's Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating committee.

ITEM 10 - Controls and Procedures

(a) The officers providing the certifications in this report in accordance with rule 30a-2 under the Investment Company Act of 1940 have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 11 - Exhibits

(a) The Code of Ethics - not applicable for filing of Semiannual Reports to Shareholders.

(b) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS INSURANCE SERIES


By   /s/ James  K.  Dunton
   ----------------------------------------------------
      James  K.  Dunton,
      Chairman and PEO Date: September 7, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By  /s/ James K. Dunton
   -----------------------------------------------------
      James K. Dunton, Chairman and PEO

Date: September 7, 2004



By /s/ David A. Pritchett
   -----------------------------------------------------
      David A. Pritchett, Treasurer

Date: September 7, 2004